UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust

(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Capital Trust
211 Main St, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: May 1, 2010 — July 31, 2010

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Other Investment Companies	456,734,270	462,423,032
0.3%	Short-Term Investment	1,512,109	1,512,109

100.0%	Total Investments	458,246,379	463,935,141
0.0%	Other Assets and Liabilities, Net		(35,030)

100.0%	Total Net Assets		463,900,111

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.7% of net assets

Equity Funds 99.7%
Schwab International Index Fund (a)	8,849,125	139,462,205
Schwab S&P 500 Index Fund (a)	11,951,960	207,007,950
Schwab Small-Cap Index Fund (a)	6,547,311	115,952,877

Total Other Investment Companies
(Cost $456,734,270)		462,423,032

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
HSBC Bank USA
0.03%, 08/02/10	1,512,109	1,512,109

Total Short-Term Investment
(Cost $1,512,109)		1,512,109

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $469,040,519 and the unrealized appreciation and depreciation were $8,331,754 and ($13,437,132), respectively, with a net unrealized depreciation of ($5,105,378).

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 1

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$462,423,032	$—	$—	$462,423,032
Short-Term Investments(a)	—	1,512,109	—	1,512,109

Total	$462,423,032	$1,512,109	$—	$463,935,141

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46832JUL10

2

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.9%	Other Investment Companies	522,695,460	601,763,496
1.1%	Short-Term Investment	6,347,799	6,347,799

100.0%	Total Investments	529,043,259	608,111,295
0.0%	Other Assets and Liabilities, Net		121,944

100.0%	Total Net Assets		608,233,239

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.9% of net assets

Equity Funds 80.5%
Schwab International Index Fund (a)	7,836,518	123,503,518
Schwab S&P 500 Index Fund (a)	14,083,954	243,934,075
Schwab Small-Cap Index Fund (a)	6,898,333	122,169,478

		489,607,071

Fixed-Income Funds 14.6%
Schwab Total Bond Market Fund (a)	9,565,223	89,147,879

Money Fund 3.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	23,008,546	23,008,546

Total Other Investment Companies
(Cost $522,695,460)		601,763,496

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.1% of net assets

Time Deposit 1.1%
HSBC Bank USA
0.03%, 08/02/10	6,347,799	6,347,799

Total Short-Term Investment
(Cost $6,347,799)		6,347,799

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $533,694,724 and the unrealized appreciation and depreciation were $74,416,571 and ($0), respectively, with a net unrealized appreciation of $74,416,571.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are

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 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$601,763,496	$—	$—	$601,763,496
Short-Term Investment(a)	—	6,347,799	—	6,347,799

Total	$601,763,496	$6,347,799	$—	$608,111,295

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46835JUL10

2

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.5%	Other Investment Companies	382,510,805	442,781,423
1.5%	Short-Term Investment	6,711,281	6,711,281

100.0%	Total Investments	389,222,086	449,492,704
0.0%	Other Assets and Liabilities, Net		219,084

100.0%	Total Net Assets		449,711,788

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.5% of net assets

Equity Funds 60.4%
Schwab International Index Fund (a)	4,358,180	68,684,919
Schwab S&P 500 Index Fund (a)	7,761,228	134,424,470
Schwab Small-Cap Index Fund (a)	3,861,396	68,385,322

		271,494,711

Fixed-Income Funds 34.8%
Schwab Total Bond Market Fund (a)	16,768,362	156,281,138

Money Fund 3.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	15,005,574	15,005,574

Total Other Investment Companies
(Cost $382,510,805)		442,781,423

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.5% of net assets

Time Deposit 1.5%
HSBC Bank USA
0.03%, 08/02/10	6,711,281	6,711,281

Total Short-Term Investment
(Cost $6,711,281)		6,711,281

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $396,345,351 and the unrealized appreciation and depreciation were $53,147,353 and ($0), respectively, with a net unrealized appreciation of $53,147,353.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are

 1

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$442,781,423	$—	$—	$442,781,423
Short-Term Investment(a)	—	6,711,281	—	6,711,281

Total	$442,781,423	$6,711,281	$—	$449,492,704

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46833JUL10

2

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Other Investment Companies	167,838,242	189,473,073
1.1%	Short-Term Investment	2,055,091	2,055,091

99.8%	Total Investments	169,893,333	191,528,164
0.2%	Other Assets and Liabilities, Net		378,516

100.0%	Total Net Assets		191,906,680

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.7% of net assets

Equity Funds 40.2%
Schwab International Index Fund (a)	1,239,067	19,527,701
Schwab S&P 500 Index Fund (a)	2,213,342	38,335,078
Schwab Small-Cap Index Fund (a)	1,086,402	19,240,181

		77,102,960

Fixed-Income Funds 54.7%
Schwab Total Bond Market Fund (a)	11,270,883	105,044,632

Money Fund 3.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	7,325,481	7,325,481

Total Other Investment Companies
(Cost $167,838,242)		189,473,073

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.1% of net assets

Time Deposit 1.1%
HSBC Bank USA
0.03%, 08/02/10	2,055,091	2,055,091

Total Short-Term Investment
(Cost $2,055,091)		2,055,091

End of Investments.

At 7/30/10 the tax basis cost of the fund’s investments was $177,149,344 and the unrealized appreciation and depreciation were $14,378,820 and ($0), respectively, with a net unrealized appreciation of $14,378,820.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are

 1

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$189,473,073	$—	$—	$189,473,073
Short-Term Investment(a)	—	2,055,091	—	2,055,091

Total	$189,473,073	$2,055,091	$—	$191,528,164

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46834JUL10

2

Schwab Capital Trust
Schwab Balanced Fund™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.9%	Other Investment Companies	92,208,867	86,891,666

99.9%	Total Investments	92,208,867	86,891,666
0.1%	Other Assets and Liabilities		105,567

100.0%	Net Assets		86,997,233

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.9% of net assets

Equity Funds 61.7%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,068,277	11,334,424
Schwab Core Equity Fund (a)	2,879,649	42,330,841

		53,665,265

Fixed-Income Funds 36.3%
Schwab Total Bond Market Fund (a)	3,386,691	31,563,964

Money Funds 1.9%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,662,437	1,662,437

Total Other Investment Companies
(Cost $92,208,867)		86,891,666

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $93,476,227 and the unrealized appreciation and depreciation were $1,697,558 and ($8,282,119), respectively, with a net unrealized depreciation of ($6,584,561).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active

 1

 Schwab Balanced Fund

Portfolio Holdings (Unaudited) continued

markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$86,891,666	$—	$—	$86,891,666

Total	$86,891,666	$—	$—	$86,891,666

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46831JUL10

2

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.2%	Other Investment Companies	67,211,907	71,668,253
1.5%	Short-Term Investment	1,113,392	1,113,392

99.7%	Total Investments	68,325,299	72,781,645
0.3%	Other Assets and Liabilities, Net		223,420

100.0%	Total Net Assets		73,005,065

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.2% of net assets

Equity Funds 40.8%
American Century International Growth Fund, Institutional Shares	142,770	1,379,158
iShares MSCI EAFE Small Cap Index Fund	13,074	469,357
iShares Russell 1000 Value Index Fund	6,500	374,075
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	287,590	2,985,183
Laudus International MarketMasters Fund, Select Shares (a)	174,652	2,880,016
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	115,651	1,024,668
Laudus Mondrian International Equity Fund, Institutional Shares (a)	193,990	1,385,088
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	98,806	1,048,330
Schwab Core Equity Fund (a)	428,148	6,293,772
Schwab Dividend Equity Fund (a)	126,596	1,446,997
Schwab Global Real Estate Fund (a)	250,035	1,482,706
Schwab S&P 500 Index Fund (a)	318,777	5,521,222
Schwab Small-Cap Equity Fund (a)*	152,240	1,965,425
TCW Relative Value Large Cap Fund	86,207	1,001,724
William Blair International Small Cap Growth Fund, Institutional Shares	48,326	543,189

		29,800,910

Fixed-Income Funds 52.6%
Laudus Mondrian International Fixed Income Fund (a)	171,549	1,964,239
Natixis Loomis Sayles Investment Grade Bond Fund	234,201	2,887,701
PIMCO Total Return Fund, Institutional Shares	380,404	4,336,611
Schwab Inflation Protected Fund (a)	202,424	2,167,958
Schwab Premier Income Fund (a)	393,508	4,084,617
Schwab Short-Term Bond Market Fund (a)	955,233	8,749,938
Schwab Total Bond Market Fund (a)	1,524,447	14,207,848

		38,398,912

Money Fund 4.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	3,468,431	3,468,431

Total Other Investment Companies
(Cost $67,211,907)		71,668,253

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.5% of net assets

Time Deposit 1.5%
HSBC Bank USA
0.03%, 08/02/10	1,113,392	1,113,392

Total Short-Term Investment
(Cost $1,113,392)		1,113,392

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $69,222,709 and the unrealized appreciation and depreciation were $4,464,761 and ($905,825), respectively, with a net unrealized appreciation of $3,558,936.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 1

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$71,668,253	$—	$—	$71,668,253
Short-Term Investments(a)	—	1,113,392	—	1,113,392

Total	$71,668,253	$1,113,392	$—	$72,781,645

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46838JUL10 - 00

2

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.7%	Other Investment Companies	28,606,055	30,596,328
4.1%	Short-Term Investments	1,303,599	1,303,599

99.8%	Total Investments	29,909,654	31,899,927
0.2%	Other Assets and Liabilities, Net		76,527

100.0%	Total Net Assets		31,976,454

	Number	Value
Security	of Shares	($)

Other Investment Companies 95.7% of net assets

Equity Funds 54.3%
American Century International Growth Fund, Institutional Shares	77,847	752,006
iShares MSCI EAFE Small Cap Index Fund	6,929	248,751
iShares Russell 1000 Value Index Fund	1,100	63,305
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	158,865	1,649,022
Laudus International MarketMasters Fund, Select Shares (a)	90,197	1,487,344
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	70,017	620,350
Laudus Mondrian International Equity Fund, Institutional Shares (a)	105,107	750,463
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	70,446	747,432
Schwab Core Equity Fund (a)	238,894	3,511,739
Schwab Dividend Equity Fund (a)	96,816	1,106,611
Schwab Global Real Estate Fund (a)	183,714	1,089,423
Schwab S&P 500 Index Fund (a)	178,607	3,093,474
Schwab Small-Cap Equity Fund (a)*	112,340	1,450,307
TCW Relative Value Large Cap Fund	41,293	479,824
William Blair International Small Cap Growth Fund, Institutional Shares	28,799	323,705

		17,373,756

Fixed-Income Funds 40.5%
Laudus Mondrian International Fixed Income Fund (a)	69,837	799,638
Natixis Loomis Sayles Investment Grade Bond Fund	83,349	1,027,691
PIMCO Total Return Fund, Institutional Shares	126,250	1,439,255
Schwab Inflation Protected Fund (a)	88,745	950,462
Schwab Premier Income Fund (a)	106,277	1,103,152
Schwab Short-Term Bond Market Fund (a)	241,775	2,214,657
Schwab Total Bond Market Fund (a)	578,977	5,396,066

		12,930,921

Money Fund 0.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	291,651	291,651

Total Other Investment Companies
(Cost $28,606,055)		30,596,328

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.1% of net assets

Time Deposits 4.1%
Citibank
0.03%, 08/02/10	345,768	345,768
HSBC Bank USA
0.03%, 08/02/10	957,831	957,831

Total Short-Term Investments
(Cost $1,303,599)		1,303,599

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $30,127,414 and the unrealized appreciation and depreciation were $1,772,689 and ($176), respectively, with a net unrealized appreciation of $1,772,513.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 1

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$30,596,328	$—	$—	$30,596,328
Short-Term Investments(a)	—	1,303,599	—	1,303,599

Total	$30,596,328	$1,303,599	$—	$31,899,927

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46839JUL10 - 00

2

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Other Investment Companies	208,052,586	220,888,572
0.7%	Short-Term Investment	1,534,733	1,534,733

99.9%	Total Investments	209,587,319	222,423,305
0.1%	Other Assets and Liabilities, Net		126,412

100.0%	Total Net Assets		222,549,717

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.2% of net assets

Equity Funds 65.7%
American Century International Growth Fund, Institutional Shares	688,692	6,652,765
iShares MSCI EAFE Small Cap Index Fund	76,643	2,751,484
iShares Russell 1000 Value Index Fund	66,000	3,798,300
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,328,530	13,790,141
Laudus International MarketMasters Fund, Select Shares (a)	792,510	13,068,488
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	640,041	5,670,766
Laudus Mondrian International Equity Fund, Institutional Shares (a)	920,731	6,574,020
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	507,262	5,382,052
Schwab Core Equity Fund (a)	2,076,056	30,518,023
Schwab Dividend Equity Fund (a)	605,752	6,923,742
Schwab Global Real Estate Fund (a)	1,409,411	8,357,805
Schwab S&P 500 Index Fund (a)	1,537,795	26,634,607
Schwab Small-Cap Equity Fund (a)*	815,878	10,532,990
TCW Relative Value Large Cap Fund	241,313	2,804,052
William Blair International Small Cap Growth Fund, Institutional Shares	245,786	2,762,635

		146,221,870

Fixed-Income Funds 32.3%
Laudus Mondrian International Fixed Income Fund (a)	505,910	5,792,673
Natixis Loomis Sayles Investment Grade Bond Fund	238,610	2,942,059
PIMCO Total Return Fund, Institutional Shares	683,598	7,793,021
Schwab Inflation Protected Fund (a)	508,295	5,443,844
Schwab Premier Income Fund (a)	435,364	4,519,074
Schwab Short-Term Bond Market Fund (a)	602,307	5,517,135
Schwab Total Bond Market Fund (a)	4,288,727	39,970,932

		71,978,738

Money Fund 1.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	2,687,964	2,687,964

Total Other Investment Companies
(Cost $208,052,586)		220,888,572

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
HSBC Bank USA
0.03%, 08/02/10	1,534,733	1,534,733

Total Short-Term Investment
(Cost $1,534,733)		1,534,733

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $211,966,353 and the unrealized appreciation and depreciation were $15,944,680 and ($5,487,728), respectively, with a net unrealized appreciation of $10,456,952.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 1

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$220,888,572	$—	$—	$220,888,572
Short-Term Investment(a)	—	1,534,733	—	1,534,733

Total	$220,888,572	$1,534,733	$—	$222,423,305

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46840JUL10 - 00

2

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.7%	Other Investment Companies	48,444,269	52,140,024
2.2%	Short-Term Investment	1,181,215	1,181,215

99.9%	Total Investments	49,625,484	53,321,239
0.1%	Other Assets and Liabilities, Net		35,911

100.0%	Total Net Assets		53,357,150

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.7% of net assets

Equity Funds 72.9%
American Century International Growth Fund, Institutional Shares	181,760	1,755,803
iShares MSCI EAFE Small Cap Index Fund	17,524	629,112
iShares Russell 1000 Value Index Fund	1,300	74,815
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	358,453	3,720,745
Laudus International MarketMasters Fund, Select Shares (a)	211,308	3,484,476
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	160,137	1,418,816
Laudus Mondrian International Equity Fund, Institutional Shares (a)	244,550	1,746,088
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	148,176	1,572,152
Schwab Core Equity Fund (a)	554,602	8,152,653
Schwab Dividend Equity Fund (a)	215,141	2,459,065
Schwab Global Real Estate Fund (a)	365,091	2,164,990
Schwab S&P 500 Index Fund (a)	391,707	6,784,374
Schwab Small-Cap Equity Fund (a)*	247,113	3,190,224
TCW Relative Value Large Cap Fund	90,705	1,053,991
William Blair International Small Cap Growth Fund, Institutional Shares	63,087	709,093

		38,916,397

Fixed-Income Funds 24.6%
Laudus Mondrian International Fixed Income Fund (a)	95,069	1,088,537
Natixis Loomis Sayles Investment Grade Bond Fund	56,166	692,533
PIMCO Total Return Fund, Institutional Shares	131,508	1,499,193
Schwab Inflation Protected Fund (a)	97,262	1,041,680
Schwab Premier Income Fund (a)	76,423	793,269
Schwab Total Bond Market Fund (a)	859,473	8,010,287

		13,125,499

Money Fund 0.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	98,128	98,128

Total Other Investment Companies
(Cost $48,444,269)		52,140,024

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.2% of net assets

Time Deposit 2.2%
HSBC Bank USA
0.03%, 08/02/10	1,181,215	1,181,215

Total Short-Term Investment
(Cost $1,181,215)		1,181,215

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $50,337,666 and the unrealized appreciation and depreciation were $2,990,424 and ($6,851), respectively, with a net unrealized appreciation of $2,983,573.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

 1

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$52,140,024	$—	$—	$52,140,024
Short-Term Investments(a)	—	1,181,215	—	1,181,215

Total	$52,140,024	$1,181,215	$—	$53,321,239

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46841JUL10 - 00

2

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Other Investment Companies	244,843,214	262,586,694
0.9%	Short-Term Investment	2,434,950	2,434,950

99.9%	Total Investments	247,278,164	265,021,644
0.1%	Other Assets and Liabilities, Net		148,402

100.0%	Total Net Assets		265,170,046

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.0% of net assets

Equity Funds 80.4%
American Century International Growth Fund, Institutional Shares	1,019,667	9,849,981
iShares MSCI EAFE Small Cap Index Fund	107,991	3,876,877
iShares Russell 1000 Value Index Fund	73,000	4,201,150
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,896,586	19,686,567
Laudus International MarketMasters Fund, Select Shares (a)	1,151,540	18,988,892
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	965,094	8,550,735
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,357,165	9,690,157
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	905,056	9,602,648
Schwab Core Equity Fund (a)	3,107,781	45,684,386
Schwab Dividend Equity Fund (a)	1,018,595	11,642,539
Schwab Global Real Estate Fund (a)	1,949,136	11,558,376
Schwab S&P 500 Index Fund (a)	1,906,504	33,020,655
Schwab Small-Cap Equity Fund (a)*	1,430,950	18,473,567
TCW Relative Value Large Cap Fund	336,670	3,912,108
William Blair International Small Cap Growth Fund, Institutional Shares	390,626	4,390,640

		213,129,278

Fixed-Income Funds 17.7%
Laudus Mondrian International Fixed Income Fund (a)	277,969	3,182,741
PIMCO Total Return Fund, Institutional Shares	480,286	5,475,263
Schwab Inflation Protected Fund (a)	297,529	3,186,540
Schwab Premier Income Fund (a)	256,711	2,664,663
Schwab Total Bond Market Fund (a)	3,475,247	32,389,299

		46,898,506

Money Fund 0.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	2,558,910	2,558,910

Total Other Investment Companies
(Cost $244,843,214)		262,586,694

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
HSBC Bank USA
0.03%, 08/02/10	2,434,950	2,434,950

Total Short-Term Investment
(Cost $2,434,950)		2,434,950

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $251,290,132 and the unrealized appreciation and depreciation were $16,583,824 and ($2,852,312), respectively, with a net unrealized appreciation of $13,731,512.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 1

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$262,586,694	$—	$—	$262,586,694
Short-Term Investments(a)	—	2,434,950	—	2,434,950

Total	$262,586,694	$2,434,950	$—	$265,021,644

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46842JUL10 - 00

2

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.6%		Other Investment Companies	36,473,390	40,040,302
2.6%		Short-Term Investment	1,041,597	1,041,597

100.2%		Total Investments	37,514,987	41,081,899
(0	.2)%	Other Assets and Liabilities, Net		(65,829)

100.0%		Total Net Assets		41,016,070

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.6% of net assets

Equity Funds 86.0%
American Century International Growth Fund, Institutional Shares	165,498	1,598,712
iShares MSCI EAFE Small Cap Index Fund	17,723	636,256
iShares Russell 1000 Value Index Fund	1,200	69,060
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	316,637	3,286,694
Laudus International MarketMasters Fund, Select Shares (a)	191,345	3,155,279
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	159,681	1,414,771
Laudus Mondrian International Equity Fund, Institutional Shares (a)	220,330	1,573,153
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	154,809	1,642,521
Schwab Core Equity Fund (a)	551,242	8,103,260
Schwab Dividend Equity Fund (a)	183,809	2,100,942
Schwab Global Real Estate Fund (a)	323,026	1,915,541
Schwab S&P 500 Index Fund (a)	281,880	4,882,160
Schwab Small-Cap Equity Fund (a)*	240,650	3,106,795
TCW Relative Value Large Cap Fund	93,786	1,089,798
William Blair International Small Cap Growth Fund, Institutional Shares	62,356	700,876

		35,275,818

Fixed-Income Funds 11.5%
Laudus Mondrian International Fixed Income Fund (a)	27,515	315,046
PIMCO Total Return Fund, Institutional Shares	34,813	396,864
Schwab Inflation Protected Fund (a)	28,673	307,087
Schwab Premier Income Fund (a)	34,258	355,598
Schwab Total Bond Market Fund (a)	358,738	3,343,438

		4,718,033

Money Fund 0.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	46,451	46,451

Total Other Investment Companies
(Cost $36,473,390)		40,040,302

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.6% of net assets

Time Deposit 2.6%
HSBC Bank USA
0.03%, 08/02/10	1,041,597	1,041,597

Total Short-Term Investment
(Cost $1,041,597)		1,041,597

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $38,297,183 and the unrealized appreciation and depreciation were $2,789,918 and ($5,202), respectively, with a net unrealized appreciation of $2,784,716.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

 1

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$40,040,302	$—	$—	$40,040,302
Short-Term Investments(a)	—	1,041,597	—	1,041,597

Total	$40,040,302	$1,041,597	$—	$41,081,899

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46843JUL10 - 00

2

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.8%		Other Investment Companies	209,875,629	225,681,878
1.4%		Short-Term Investment	3,276,906	3,276,906

100.2%		Total Investments	213,152,535	228,958,784
(0	.2)%	Other Assets and Liabilities, Net		(450,647)

100.0%		Total Net Assets		228,508,137

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.8% of net assets

Equity Funds 90.0%
American Century International Growth Fund, Institutional Shares	990,086	9,564,234
iShares MSCI EAFE Small Cap Index Fund	109,616	3,935,214
iShares Russell 1000 Value Index Fund	58,000	3,337,900
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,850,447	19,207,642
Laudus International MarketMasters Fund, Select Shares (a)	1,119,191	18,455,465
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	953,039	8,443,928
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,314,689	9,386,876
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	872,023	9,252,161
Schwab Core Equity Fund (a)	3,170,856	46,611,580
Schwab Dividend Equity Fund (a)	962,078	10,996,555
Schwab Global Real Estate Fund (a)	1,934,150	11,469,508
Schwab S&P 500 Index Fund (a)	1,673,509	28,985,182
Schwab Small-Cap Equity Fund (a)*	1,388,664	17,927,649
TCW Relative Value Large Cap Fund	342,791	3,983,230
William Blair International Small Cap Growth Fund, Institutional Shares	369,157	4,149,329

		205,706,453

Fixed-Income Funds 8.0%
Laudus Mondrian International Fixed Income Fund (a)	100,395	1,149,523
PIMCO Total Return Fund, Institutional Shares	164,425	1,874,449
Schwab Inflation Protected Fund (a)	100,296	1,074,167
Schwab Premier Income Fund (a)	198,513	2,060,566
Schwab Total Bond Market Fund (a)	1,290,354	12,026,101

		18,184,806

Money Fund 0.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,790,619	1,790,619

Total Other Investment Companies
(Cost $209,875,629)		225,681,878

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.4% of net assets

Time Deposit 1.4%
HSBC Bank USA
0.03%, 08/02/10	3,276,906	3,276,906

Total Short-Term Investment
(Cost $3,276,906)		3,276,906

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $217,312,286 and the unrealized appreciation and depreciation were $13,450,098 and ($1,803,600), respectively, with a net unrealized appreciation of $11,646,498.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 1

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$225,681,878	$—	$—	$225,681,878
Short-Term Investment(a)	—	3,276,906	—	3,276,906

Total	$225,681,878	$3,276,906	$—	$228,958,784

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46844JUL10 - 00

2

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.7%		Common Stock	912,206,400	921,404,972
1.2%		Other Investment Company	11,358,453	11,358,453
0.2%		Short-Term Investment	1,450,861	1,450,864

100.1%		Total Investments	925,015,714	934,214,289
1.2%		Collateral Invested for Securities on Loan	10,960,654	10,960,654
(1	.3)%	Other Assets and Liabilities, Net		(11,569,335)

100.0%		Net Assets		933,605,608

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Automobiles & Components 1.1%
Autoliv, Inc. *	9,600	551,424
BorgWarner, Inc. *	7,150	313,599
Dana Holding Corp. *	15,700	186,516
Exide Technologies *	19,000	114,380
Federal-Mogul Corp. *	11,200	200,928
Ford Motor Co. *	405,474	5,177,903
Harley-Davidson, Inc.	22,960	625,201
Johnson Controls, Inc.	51,610	1,486,884
Tenneco, Inc. *	9,560	263,856
The Goodyear Tire & Rubber Co. *	68,990	736,123
Thor Industries, Inc.	4,500	125,280
TRW Automotive Holdings Corp. *	19,350	678,992

		10,461,086

Banks 4.3%
Associated Banc-Corp	23,360	317,462
Astoria Financial Corp.	10,855	143,720
BancorpSouth, Inc.	6,945	101,814
Bank of Hawaii Corp.	4,220	210,198
BB&T Corp.	71,575	1,777,207
BOK Financial Corp.	3,820	186,072
CapitalSource, Inc.	54,000	290,520
City National Corp.	4,720	267,482
Comerica, Inc.	22,000	843,920
Commerce Bancshares, Inc.	6,689	261,874
Cullen/Frost Bankers, Inc.	3,700	204,277
East West Bancorp, Inc.	10,100	157,459
Fifth Third Bancorp	113,290	1,439,916
First Citizens BancShares, Inc., Class A	900	170,109
First Horizon National Corp. *	38,326	439,599
First Niagara Financial Group, Inc.	22,600	303,066
FirstMerit Corp.	8,525	168,028
Fulton Financial Corp.	20,580	187,484
Hudson City Bancorp, Inc.	37,490	465,626
Huntington Bancshares, Inc.	111,427	675,248
International Bancshares Corp.	8,700	150,858
KeyCorp	143,890	1,217,309
M&T Bank Corp.	9,986	872,177
Marshall & Ilsley Corp.	106,085	745,778
New York Community Bancorp, Inc.	40,565	700,152
People’s United Financial, Inc.	20,552	284,440
PNC Financial Services Group, Inc.	39,945	2,372,333
Popular, Inc. *	348,980	1,001,573
Regions Financial Corp.	232,925	1,707,340
SunTrust Banks, Inc.	83,160	2,158,002
Susquehanna Bancshares, Inc.	23,000	198,950
SVB Financial Group *	3,800	164,122
Synovus Financial Corp.	195,110	511,188
TCF Financial Corp.	13,665	216,454
Trustmark Corp.	10,800	237,600
U.S. Bancorp	190,200	4,545,780
Valley National Bancorp	14,905	216,272
Washington Federal, Inc.	8,650	150,510
Webster Financial Corp.	10,225	190,594
Wells Fargo & Co.	459,425	12,739,855
Whitney Holding Corp.	21,500	174,580
Wilmington Trust Corp.	13,430	136,180
Zions Bancorp	26,135	579,936

		39,883,064

Capital Goods 8.7%
3M Co.	38,175	3,265,489
A.O. Smith Corp.	3,600	196,848
Acuity Brands, Inc.	5,420	228,345
Aecom Technology Corp. *	10,700	258,298
AerCap Holdings N.V. *	16,000	208,320
AGCO Corp. *	11,940	415,034
Albany International Corp., Class A	14,600	267,910
Alliant Techsystems, Inc. *	3,120	209,539
AMETEK, Inc.	3,710	164,242
Armstrong World Industries, Inc. *	5,250	191,940
ArvinMeritor, Inc. *	17,135	281,185
BE Aerospace, Inc. *	5,600	164,640
Briggs & Stratton Corp.	5,535	104,999
Carlisle Cos., Inc.	5,075	170,926
Caterpillar, Inc.	50,145	3,497,614
Cooper Industries plc	10,470	472,721
Crane Co.	4,995	177,522
Cummins, Inc.	10,984	874,436
Danaher Corp.	26,300	1,010,183
Deere & Co.	25,586	1,706,074
Donaldson Co., Inc.	4,400	208,868
Dover Corp.	13,075	627,208
Eaton Corp.	14,660	1,150,224

 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
EMCOR Group, Inc. *	9,540	248,135
Emerson Electric Co.	44,150	2,187,191
Esterline Technologies Corp. *	3,700	189,921
Fastenal Co.	6,320	310,186
Flowserve Corp.	2,625	260,295
Fluor Corp.	13,970	674,611
Foster Wheeler AG *	8,470	194,979
Gardner Denver, Inc.	5,000	253,850
GATX Corp.	7,035	198,809
General Cable Corp. *	8,400	222,936
General Dynamics Corp.	27,125	1,661,406
General Electric Co.	1,340,525	21,609,263
Goodrich Corp.	7,655	557,820
Granite Construction, Inc.	7,800	181,350
Harsco Corp.	7,535	174,511
Honeywell International, Inc.	59,340	2,543,312
Hubbell, Inc., Class B	4,830	227,928
IDEX Corp.	5,500	176,935
Illinois Tool Works, Inc.	32,070	1,395,045
Ingersoll-Rand plc	25,442	953,057
ITT Corp.	12,255	577,456
Jacobs Engineering Group, Inc. *	12,840	469,559
Joy Global, Inc.	4,000	237,480
KBR, Inc.	16,300	364,794
Kennametal, Inc.	5,740	157,219
L-3 Communications Holdings, Inc.	10,235	747,564
Lennox International, Inc.	3,935	171,841
Lincoln Electric Holdings, Inc.	3,100	171,182
Lockheed Martin Corp.	29,935	2,249,615
Masco Corp.	66,150	680,022
McDermott International, Inc. *	10,110	237,686
Moog, Inc., Class A *	4,900	175,469
MSC Industrial Direct Co., Inc., Class A	4,225	212,898
Navistar International Corp. *	10,400	537,784
Northrop Grumman Corp.	33,995	1,993,467
Oshkosh Corp. *	5,020	172,588
Owens Corning, Inc. *	15,750	495,810
PACCAR, Inc.	33,342	1,527,730
Pall Corp.	5,940	227,146
Parker Hannifin Corp.	10,717	665,740
Pentair, Inc.	7,050	241,110
Precision Castparts Corp.	3,716	454,058
Quanta Services, Inc. *	13,000	279,240
Raytheon Co.	27,710	1,282,142
Regal-Beloit Corp.	3,000	182,490
Rockwell Automation, Inc.	9,050	490,058
Rockwell Collins, Inc.	6,230	356,107
Roper Industries, Inc.	4,900	306,250
RSC Holdings, Inc. *	12,400	96,968
Seaboard Corp.	127	192,786
Snap-on, Inc.	4,030	180,020
Spirit AeroSystems Holdings, Inc., Class A *	10,300	209,605
SPX Corp.	5,035	299,885
Terex Corp. *	23,125	456,488
Textron, Inc.	36,520	758,155
The Boeing Co.	52,040	3,546,006
The Manitowoc Co., Inc.	14,700	152,292
The Shaw Group, Inc. *	7,140	228,766
The Timken Co.	9,665	324,937
Thomas & Betts Corp. *	5,200	206,128
TransDigm Group, Inc.	3,400	184,178
Trinity Industries, Inc.	11,225	228,653
Tutor Perini Corp. *	8,800	169,664
Tyco International Ltd.	61,665	2,360,536
United Rentals, Inc. *	47,200	622,096
United Technologies Corp.	59,515	4,231,516
URS Corp. *	7,493	302,642
USG Corp. *	17,425	209,449
W.W. Grainger, Inc.	4,235	474,362
WESCO International, Inc. *	8,100	291,033

		81,464,775

Commercial & Professional Supplies 0.8%
ABM Industries, Inc.	9,100	197,470
Avery Dennison Corp.	11,750	421,237
Cintas Corp.	11,150	295,029
Corrections Corp. of America *	12,290	240,515
Covanta Holding Corp.	14,015	211,206
Deluxe Corp.	5,245	107,942
Equifax, Inc.	5,830	182,712
HNI Corp.	5,020	129,717
Iron Mountain, Inc.	9,255	219,066
Kelly Services, Inc., Class A *	17,040	252,192
Manpower, Inc.	13,445	645,091
Pitney Bowes, Inc.	23,005	561,552
R.R. Donnelley & Sons Co.	35,940	606,308
Republic Services, Inc.	18,824	599,733
Robert Half International, Inc.	8,610	216,800
Steelcase, Inc., Class A	20,075	138,718
The Brink’s Co.	10,320	226,008
The Dun & Bradstreet Corp.	2,300	157,228
United Stationers, Inc. *	3,925	212,539
Waste Connections, Inc. *	5,200	198,484
Waste Management, Inc.	42,155	1,431,162

		7,250,709

Consumer Durables & Apparel 1.3%
Beazer Homes USA, Inc. *	35,935	152,005
Brunswick Corp.	14,470	244,832
Coach, Inc.	7,475	276,351
D.R. Horton, Inc.	54,890	604,888
Eastman Kodak Co. *	84,140	334,036
Fortune Brands, Inc.	16,800	737,184
Garmin Ltd. (c)	7,470	212,970
Hanesbrands, Inc. *	8,000	200,400
Harman International Industries, Inc. *	4,220	128,330
Hasbro, Inc.	10,865	457,960
Hovnanian Enterprises, Inc., Class A (c)*	39,470	172,484
Jarden Corp.	8,777	254,094
Jones Apparel Group, Inc.	11,075	193,148
KB HOME	12,960	147,485
Leggett & Platt, Inc.	14,720	306,765
Lennar Corp., Class A	19,900	293,923
Liz Claiborne, Inc. *	29,245	138,621
M.D.C. Holdings, Inc.	5,035	146,619
Mattel, Inc.	25,435	538,205
Mohawk Industries, Inc. *	10,135	495,906
Newell Rubbermaid, Inc.	41,150	637,825

2

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NIKE, Inc., Class B	15,228	1,121,390
NVR, Inc. *	503	315,129
Phillips-Van Heusen Corp.	3,200	166,048
Polaris Industries, Inc.	2,900	173,130
Polo Ralph Lauren Corp.	4,720	372,927
Pulte Group, Inc. *	29,652	260,345
Quiksilver, Inc. *	42,150	188,410
Stanley Black & Decker, Inc.	12,803	742,830
Toll Brothers, Inc. *	10,295	178,721
Tupperware Brands Corp.	3,700	145,743
VF Corp.	9,345	741,339
Whirlpool Corp.	10,055	837,581

		11,917,624

Consumer Services 1.4%
Apollo Group, Inc., Class A *	5,125	236,416
Boyd Gaming Corp. *	14,225	120,344
Brinker International, Inc.	8,855	139,201
Burger King Holdings, Inc.	11,840	204,595
Career Education Corp. *	8,135	198,738
Carnival Corp.	48,245	1,673,137
Darden Restaurants, Inc.	7,945	332,816
Domino’s Pizza, Inc. *	10,300	131,737
Education Management Corp. (c)*	7,700	121,583
H&R Block, Inc.	20,265	317,755
Hyatt Hotels Corp., Class A *	7,000	273,770
International Game Technology	26,455	403,174
Jack in the Box, Inc. *	6,140	126,668
Las Vegas Sands Corp. *	8,970	240,934
Marriott International, Inc., Class A	22,489	762,602
McDonald’s Corp.	46,180	3,220,131
MGM Resorts International *	51,115	555,109
Penn National Gaming, Inc. *	9,240	253,084
Regis Corp.	6,675	101,660
Royal Caribbean Cruises Ltd. *	17,505	505,194
Service Corp. International	17,000	144,840
Starbucks Corp.	28,790	715,432
Starwood Hotels & Resorts Worldwide, Inc.	14,170	686,537
Wendy’s/Arby’s Group, Inc., Class A	37,900	165,244
Wyndham Worldwide Corp.	10,840	276,745
Wynn Resorts Ltd.	2,500	219,200
Yum! Brands, Inc.	22,730	938,749

		13,065,395

Diversified Financials 8.7%
Affiliated Managers Group, Inc. *	2,400	169,992
American Express Co.	79,125	3,532,140
AmeriCredit Corp. *	7,620	183,718
Ameriprise Financial, Inc.	18,000	763,020
Bank of America Corp.	1,284,160	18,029,606
Bank of New York Mellon Corp.	86,252	2,162,338
BlackRock, Inc.	3,600	566,964
Capital One Financial Corp.	70,610	2,988,921
Citigroup, Inc. *	3,858,635	15,820,403
CME Group, Inc.	3,720	1,037,136
Discover Financial Services	61,722	942,495
E*TRADE Financial Corp. *	22,897	334,983
Eaton Vance Corp.	7,700	230,692
Federated Investors, Inc., Class B	7,330	155,543
Fortress Investment Group L.L.C., Class A *	43,300	152,416
Franklin Resources, Inc.	7,740	778,489
Interactive Brokers Group, Inc., Class A *	14,500	239,975
IntercontinentalExchange, Inc. *	2,000	211,240
Invesco Ltd.	16,200	316,548
Janus Capital Group, Inc.	15,865	166,265
Jefferies Group, Inc.	7,300	180,237
JPMorgan Chase & Co.	379,742	15,296,008
Legg Mason, Inc.	19,620	566,822
Leucadia National Corp. *	8,100	178,929
MF Global Holdings Ltd. *	33,700	216,691
Moody’s Corp.	6,470	152,369
Morgan Stanley	167,835	4,529,867
MSCI, Inc., Class A *	6,300	203,301
Northern Trust Corp.	13,660	641,883
NYSE Euronext	23,020	666,889
PHH Corp. *	12,990	258,631
Raymond James Financial, Inc.	11,135	297,082
SEI Investments Co.	9,800	187,964
SLM Corp. *	57,835	694,020
State Street Corp.	30,636	1,192,353
T. Rowe Price Group, Inc.	8,845	426,594
TD Ameritrade Holding Corp. *	22,670	356,826
The Charles Schwab Corp. (b)	53,415	790,008
The Goldman Sachs Group, Inc.	32,711	4,933,473
The NASDAQ OMX Group, Inc. *	18,730	364,673
The Student Loan Corp.	9,008	226,101

		81,143,605

Energy 11.3%
Alon USA Energy, Inc. (c)	24,200	166,738
Alpha Natural Resources, Inc. *	7,036	269,690
Anadarko Petroleum Corp.	25,115	1,234,653
Apache Corp.	15,320	1,464,286
Arch Coal, Inc.	13,300	315,077
Baker Hughes, Inc.	27,649	1,334,617
Cabot Oil & Gas Corp.	4,400	134,068
Cameron International Corp. *	11,580	458,452
Chesapeake Energy Corp.	48,720	1,024,582
Chevron Corp.	226,105	17,231,462
Cimarex Energy Co.	4,245	292,353
Complete Production Services, Inc. *	16,000	308,000
ConocoPhillips	247,910	13,689,590
CONSOL Energy, Inc.	6,735	252,428
Crosstex Energy, Inc. *	19,700	152,478
Denbury Resources, Inc. *	18,500	293,040
Devon Energy Corp.	26,670	1,666,608
Diamond Offshore Drilling, Inc. (c)	4,520	268,895
Dresser-Rand Group, Inc. *	5,500	204,655
El Paso Corp.	60,520	745,606
EOG Resources, Inc.	9,050	882,375
EXCO Resources, Inc.	9,200	133,492
Exterran Holdings, Inc. *	6,100	162,687
Exxon Mobil Corp.	443,484	26,467,125
FMC Technologies, Inc. *	4,040	255,651
Forest Oil Corp. *	8,050	230,150
Frontier Oil Corp.	13,830	169,971
General Maritime Corp.	34,384	192,207

 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Halliburton Co.	48,565	1,451,122
Helix Energy Solutions Group, Inc. *	16,100	151,179
Helmerich & Payne, Inc.	5,895	238,924
Hess Corp.	33,550	1,797,945
Holly Corp.	5,400	144,342
Key Energy Services, Inc. *	18,600	179,676
Linn Energy L.L.C.	12,200	374,418
Marathon Oil Corp.	122,390	4,093,945
Mariner Energy, Inc. *	11,100	265,179
Massey Energy Co.	4,440	135,775
Murphy Oil Corp.	18,475	1,011,506
Nabors Industries Ltd. *	33,700	620,417
National Oilwell Varco, Inc.	31,423	1,230,525
Newfield Exploration Co. *	6,300	336,798
Noble Corp. *	13,520	439,400
Noble Energy, Inc.	7,235	485,179
Occidental Petroleum Corp.	39,370	3,068,104
Oceaneering International, Inc. *	2,800	138,544
Oil States International, Inc. *	4,700	215,918
Overseas Shipholding Group, Inc.	4,520	177,320
Patterson-UTI Energy, Inc.	19,100	313,813
Peabody Energy Corp.	8,545	385,807
Penn Virginia Corp.	6,800	129,200
Petrohawk Energy Corp. *	12,100	190,817
Pioneer Natural Resources Co.	7,050	408,336
Plains Exploration & Production Co. *	9,100	205,205
Pride International, Inc. *	13,865	329,848
QEP Resources, Inc. *	12,650	435,413
Range Resources Corp.	4,400	163,328
Rowan Cos., Inc. *	9,000	227,340
Schlumberger Ltd.	54,470	3,249,680
SEACOR Holdings, Inc. *	2,300	190,486
Ship Finance International Ltd.	6,918	131,857
SM Energy Co.	4,800	198,816
Smith International, Inc.	16,840	698,523
Southern Union Co.	13,380	301,987
Southwestern Energy Co. *	6,040	220,158
Spectra Energy Corp.	43,760	909,770
Sunoco, Inc.	52,490	1,872,318
Superior Energy Services, Inc. *	7,300	166,367
Teekay Corp.	9,040	249,685
Tesoro Corp.	62,760	810,232
The Williams Cos., Inc.	50,375	977,779
Tidewater, Inc.	4,820	197,524
Transocean Ltd. *	19,000	877,990
Ultra Petroleum Corp. *	3,700	156,769
Unit Corp. *	4,710	192,639
Valero Energy Corp.	208,025	3,534,345
Weatherford International Ltd. *	54,590	884,358
Western Refining, Inc. (c)*	34,850	184,705
Whiting Petroleum Corp. *	2,200	193,622
World Fuel Services Corp.	10,300	268,315

		105,814,184

Food & Staples Retailing 3.0%
BJ’s Wholesale Club, Inc. *	8,770	399,473
Casey’s General Stores, Inc. (c)	6,500	248,625
Costco Wholesale Corp.	39,415	2,235,225
CVS Caremark Corp.	115,935	3,558,045
Nash Finch Co.	2,830	111,276
Rite Aid Corp. *	284,700	281,568
Ruddick Corp.	7,535	267,116
Safeway, Inc.	64,140	1,317,436
SUPERVALU, Inc.	79,020	891,346
Sysco Corp.	56,040	1,735,559
The Great Atlantic & Pacific Tea Co., Inc. (c)*	27,900	96,534
The Kroger Co.	103,820	2,198,907
The Pantry, Inc. *	12,220	219,960
United Natural Foods, Inc. *	6,200	209,126
Wal-Mart Stores, Inc.	230,625	11,805,694
Walgreen Co.	73,070	2,086,148
Weis Markets, Inc.	4,000	143,400
Whole Foods Market, Inc. *	10,850	411,974
Winn-Dixie Stores, Inc. *	9,800	96,138

		28,313,550

Food, Beverage & Tobacco 5.0%
Altria Group, Inc.	400,080	8,865,773
Archer-Daniels-Midland Co.	78,905	2,158,841
Brown-Forman Corp., Class B	6,300	398,223
Bunge Ltd.	24,475	1,215,184
Campbell Soup Co.	15,230	546,757
Chiquita Brands International, Inc. *	9,900	145,332
Coca-Cola Enterprises, Inc.	27,595	791,977
ConAgra Foods, Inc.	41,305	969,841
Constellation Brands, Inc., Class A *	20,705	353,227
Corn Products International, Inc.	5,900	196,706
Dean Foods Co. *	52,790	604,973
Del Monte Foods Co.	15,930	221,108
Dole Food Co., Inc. (c)*	14,800	161,912
Dr Pepper Snapple Group, Inc.	10,900	409,295
Flowers Foods, Inc.	7,100	172,033
Fresh Del Monte Produce, Inc. *	11,840	246,746
General Mills, Inc.	35,810	1,224,702
H.J. Heinz Co.	19,275	857,352
Hormel Foods Corp.	6,060	260,095
Kellogg Co.	15,680	784,784
Kraft Foods, Inc., Class A	137,792	4,024,904
Lorillard, Inc.	11,918	908,628
McCormick & Co., Inc. - Non Voting Shares	7,040	276,883
Molson Coors Brewing Co., Class B	15,280	687,753
PepsiCo, Inc.	75,908	4,927,188
Philip Morris International, Inc.	66,220	3,379,869
Ralcorp Holdings, Inc. *	4,500	262,800
Reynolds American, Inc.	21,975	1,270,594
Sara Lee Corp.	72,150	1,067,099
Smithfield Foods, Inc. *	33,506	477,461
The Coca-Cola Co.	121,165	6,677,403
The Hershey Co.	14,550	683,850
The J.M. Smucker Co.	8,625	529,834
Tyson Foods, Inc., Class A	57,980	1,015,230
Universal Corp.	3,220	142,807

		46,917,164

Health Care Equipment & Services 3.8%
Aetna, Inc.	40,260	1,121,241
Alcon, Inc.	1,595	247,353
Alere, Inc. *	7,100	199,723

4

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AMERIGROUP Corp. *	6,600	236,016
AmerisourceBergen Corp.	62,540	1,874,324
Baxter International, Inc.	21,260	930,550
Beckman Coulter, Inc.	3,820	175,071
Becton Dickinson & Co.	10,855	746,824
Boston Scientific Corp. *	158,165	885,724
Brookdale Senior Living, Inc. *	10,100	143,218
C.R. Bard, Inc.	3,700	290,561
Cardinal Health, Inc.	83,920	2,708,098
CareFusion Corp. *	18,110	381,578
Centene Corp. *	9,300	198,183
Cerner Corp. *	1,505	116,562
CIGNA Corp.	23,609	726,213
Community Health Systems, Inc. *	10,250	332,408
Coventry Health Care, Inc. *	28,750	570,112
Covidien plc	20,170	752,744
DaVita, Inc. *	7,280	417,290
DENTSPLY International, Inc.	9,135	274,233
Edwards Lifesciences Corp. *	3,600	208,080
Emergency Medical Services Corp., Class A *	3,200	143,168
Express Scripts, Inc. *	17,040	769,867
Health Management Associates, Inc., Class A *	24,095	172,520
Health Net, Inc. *	26,070	613,948
Healthspring, Inc. *	9,600	180,480
Henry Schein, Inc. *	5,230	274,523
Hill-Rom Holdings, Inc.	6,000	198,240
Hologic, Inc. *	10,200	144,228
Hospira, Inc. *	5,850	304,785
Humana, Inc. *	26,740	1,257,315
Intuitive Surgical, Inc. *	500	164,185
Kindred Healthcare, Inc. *	15,600	207,480
Kinetic Concepts, Inc. *	4,600	163,346
Laboratory Corp. of America Holdings *	4,630	337,897
LifePoint Hospitals, Inc. *	6,130	189,478
Lincare Holdings, Inc.	7,402	175,872
Magellan Health Services, Inc. *	6,200	260,958
McKesson Corp.	45,700	2,870,874
Medco Health Solutions, Inc. *	30,410	1,459,680
MEDNAX, Inc. *	3,200	150,880
Medtronic, Inc.	48,065	1,776,963
Omnicare, Inc.	11,210	276,102
Owens & Minor, Inc.	7,702	209,417
Patterson Cos., Inc.	5,475	146,073
Quest Diagnostics, Inc.	9,955	467,785
St. Jude Medical, Inc. *	11,860	436,092
Stryker Corp.	9,745	453,825
Teleflex, Inc.	3,120	176,810
Tenet Healthcare Corp. *	62,775	288,765
UnitedHealth Group, Inc.	104,075	3,169,084
Universal American Financial Corp. *	6,000	100,440
Universal Health Services, Inc., Class B	10,450	375,887
Varian Medical Systems, Inc. *	3,520	194,304
WellCare Health Plans, Inc. *	5,900	152,161
WellPoint, Inc. *	63,570	3,224,270
Zimmer Holdings, Inc. *	13,040	690,990

		35,714,798

Household & Personal Products 1.7%
Alberto-Culver Co.	17,370	508,420
Avon Products, Inc.	24,025	747,898
Church & Dwight Co., Inc.	3,700	245,199
Colgate-Palmolive Co.	18,030	1,424,009
Energizer Holdings, Inc. *	4,720	290,374
Kimberly-Clark Corp.	29,320	1,879,999
NBTY, Inc. *	3,500	188,615
The Clorox Co.	8,610	558,617
The Estee Lauder Cos., Inc., Class A	7,460	464,385
The Procter & Gamble Co.	155,095	9,485,610

		15,793,126

Insurance 6.2%
ACE Ltd.	34,400	1,825,952
Aflac, Inc.	23,640	1,162,852
Alleghany Corp. *	808	242,578
Allied World Assurance Co. Holdings Ltd.	5,340	266,039
American Financial Group, Inc.	5,340	157,370
American International Group, Inc. (c)*	223,380	8,593,429
American National Insurance Co.	1,100	86,108
Aon Corp.	16,860	635,116
Arch Capital Group Ltd. *	4,225	330,648
Arthur J. Gallagher & Co.	10,740	273,011
Aspen Insurance Holdings Ltd.	8,825	241,364
Assurant, Inc.	20,755	773,954
Axis Capital Holdings Ltd.	12,250	381,832
Berkshire Hathaway, Inc., Class A *	51	5,967,000
Berkshire Hathaway, Inc., Class B *	33,111	2,586,631
Brown & Brown, Inc.	10,100	202,202
Cincinnati Financial Corp.	23,080	635,854
CNA Financial Corp. *	5,500	154,330
CNO Financial Group, Inc. *	78,800	423,156
Delphi Financial Group, Inc., Class A	7,300	189,435
Endurance Specialty Holdings Ltd.	4,330	167,095
Erie Indemnity Co., Class A	5,125	251,279
Everest Re Group Ltd.	5,125	397,802
Fidelity National Financial, Inc., Class A	64,625	954,511
First American Financial Corp.	11,760	173,460
Genworth Financial, Inc., Class A *	62,600	850,108
Hanover Insurance Group, Inc.	4,030	176,635
HCC Insurance Holdings, Inc.	10,235	267,338
Lincoln National Corp.	41,880	1,090,555
Loews Corp.	38,682	1,437,036
Markel Corp. *	613	207,194
Marsh & McLennan Cos., Inc.	42,850	1,007,832
MBIA, Inc. *	33,210	288,263
Mercury General Corp.	2,430	104,806
MetLife, Inc.	89,905	3,781,404
Montpelier Re Holdings Ltd.	8,180	133,007
Old Republic International Corp.	37,560	469,876
PartnerRe Ltd.	6,230	450,865
Platinum Underwriters Holdings Ltd.	6,700	261,836
Principal Financial Group, Inc.	28,185	721,818

 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ProAssurance Corp. *	3,100	184,481
Protective Life Corp.	13,165	296,081
Prudential Financial, Inc.	42,140	2,414,201
Reinsurance Group of America, Inc.	6,700	321,466
RenaissanceRe Holdings Ltd.	5,325	304,696
Selective Insurance Group, Inc.	10,800	168,048
StanCorp Financial Group, Inc.	4,225	159,240
The Allstate Corp.	81,555	2,303,113
The Chubb Corp.	31,575	1,661,792
The Hartford Financial Services Group, Inc.	99,510	2,329,529
The Phoenix Cos., Inc. *	66,680	160,032
The Progressive Corp.	61,645	1,210,708
The Travelers Cos., Inc.	73,695	3,717,913
Torchmark Corp.	10,540	559,358
Transatlantic Holdings, Inc.	6,225	297,617
Unitrin, Inc.	10,050	279,290
Unum Group	39,025	890,550
W. R. Berkley Corp.	13,160	355,452
Wesco Financial Corp.	457	154,877
White Mountains Insurance Group Ltd.	1,029	323,157
Willis Group Holdings plc	11,145	341,037
XL Group plc	43,785	776,308

		57,530,527

Materials 3.7%
Air Products & Chemicals, Inc.	13,875	1,007,047
Airgas, Inc.	2,700	176,283
AK Steel Holding Corp.	10,145	141,929
Albemarle Corp.	3,700	161,394
Alcoa, Inc.	148,205	1,655,450
Allegheny Technologies, Inc.	7,711	367,121
AptarGroup, Inc.	4,400	189,508
Ashland, Inc.	12,235	622,150
Ball Corp.	5,840	340,122
Bemis Co., Inc.	8,655	259,304
Cabot Corp.	7,530	222,135
Celanese Corp., Series A	8,100	227,529
Century Aluminum Co. *	16,300	170,009
CF Industries Holdings, Inc.	2,771	224,977
Cliffs Natural Resources, Inc.	3,100	175,367
Commercial Metals Co.	18,245	262,546
Crown Holdings, Inc. *	17,420	484,799
Cytec Industries, Inc.	3,920	195,686
Domtar Corp.	5,391	315,373
E.I. du Pont de Nemours & Co.	79,545	3,235,095
Eastman Chemical Co.	7,860	492,350
Ecolab, Inc.	10,060	492,035
FMC Corp.	5,340	333,697
Freeport-McMoRan Copper & Gold, Inc.	23,085	1,651,501
Graphic Packaging Holding Co. *	81,495	285,232
Greif, Inc., Class A	4,612	275,014
Huntsman Corp.	21,915	229,450
International Flavors & Fragrances, Inc.	5,435	246,640
International Paper Co.	66,695	1,614,019
Louisiana-Pacific Corp. *	21,185	154,227
Martin Marietta Materials, Inc.	3,110	265,594
MeadWestvaco Corp.	23,640	566,414
Monsanto Co.	17,495	1,011,911
Nalco Holding Co.	8,370	204,144
Newmont Mining Corp.	17,710	989,989
Nucor Corp.	35,580	1,392,601
Olin Corp.	8,955	181,787
Owens-Illinois, Inc. *	17,845	493,414
Packaging Corp. of America	5,445	130,680
Pactiv Corp. *	8,960	272,563
PPG Industries, Inc.	14,800	1,028,156
Praxair, Inc.	14,285	1,240,224
Reliance Steel & Aluminum Co.	6,320	248,250
Rock-Tenn Co., Class A	3,300	175,626
Rockwood Holdings, Inc. *	8,100	236,601
RPM International, Inc.	11,065	207,690
Sealed Air Corp.	12,975	280,649
Sigma-Aldrich Corp.	4,530	254,133
Silgan Holdings, Inc.	7,240	205,761
Sonoco Products Co.	8,755	286,288
Southern Copper Corp.	17,865	561,140
Steel Dynamics, Inc.	20,050	287,116
Temple-Inland, Inc.	24,545	492,373
The Dow Chemical Co.	131,200	3,585,696
The Lubrizol Corp.	4,535	423,977
The Mosaic Co.	5,110	243,491
The Scotts Miracle-Gro Co., Class A	5,820	280,815
The Sherwin-Williams Co.	8,445	583,972
The Valspar Corp.	6,750	212,017
United States Steel Corp.	15,695	695,759
Vulcan Materials Co.	10,123	457,965
W.R. Grace & Co. *	6,100	156,587
Westlake Chemical Corp.	10,700	264,718
Weyerhaeuser Co.	26,380	427,884
Worthington Industries, Inc.	7,065	101,241

		34,655,215

Media 3.8%
Cablevision Systems Corp., Class A	12,865	352,630
CBS Corp., Class B - Non Voting Shares	115,090	1,701,030
Central European Media Enterprises, Ltd., Class A (c)*	6,300	135,450
Clear Channel Outdoor Holdings, Inc., Class A *	43,570	479,706
Comcast Corp., Class A	208,140	4,052,486
Comcast Corp., Special Class A	75,620	1,395,945
DIRECTV, Class A *	35,740	1,328,098
Discovery Communications, Inc., Class A *	10,167	392,548
Discovery Communications, Inc., Class C *	7,407	254,653
DISH Network Corp., Class A	29,770	597,782
DreamWorks Animation SKG, Inc., Class A *	5,800	180,728
Gannett Co., Inc.	50,330	663,349
Lamar Advertising Co., Class A *	5,320	145,502
Liberty Global, Inc., Class C *	14,570	426,173
Liberty Global, Inc., Series A *	15,210	444,892
Live Nation Entertainment, Inc. *	13,114	121,042
Meredith Corp.	3,300	104,775
News Corp., Class A	121,620	1,587,141

6

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
News Corp., Class B	41,290	610,679
Omnicom Group, Inc.	22,304	831,047
Regal Entertainment Group, Class A	35,585	475,060
Scripps Networks Interactive, Class A	3,245	138,334
The E.W. Scripps Co., Class A *	24,815	195,046
The Interpublic Group of Cos., Inc. *	45,005	411,346
The McGraw-Hill Cos., Inc.	23,480	720,601
The New York Times Co., Class A *	16,600	145,084
The Walt Disney Co.	117,350	3,953,521
The Washington Post Co., Class B	228	95,872
Time Warner Cable, Inc.	78,609	4,494,077
Time Warner, Inc.	198,188	6,234,994
Viacom Inc., Class B	46,000	1,519,840
Virgin Media, Inc.	38,510	829,120
Warner Music Group Corp. *	22,210	104,165

		35,122,716

Pharmaceuticals, Biotechnology & Life Sciences 4.9%
Abbott Laboratories	69,345	3,403,453
Allergan, Inc.	7,530	459,782
Amgen, Inc. *	50,055	2,729,499
Bio-Rad Laboratories, Inc., Class A *	1,800	159,840
Biogen Idec, Inc. *	13,150	734,822
Bristol-Myers Squibb Co.	145,250	3,619,630
Celgene Corp. *	3,700	204,055
Cephalon, Inc. *	3,835	217,636
Charles River Laboratories International, Inc. *	3,420	106,294
Covance, Inc. *	4,420	171,319
Eli Lilly & Co.	97,755	3,480,078
Endo Pharmaceuticals Holdings, Inc. *	10,500	252,105
Forest Laboratories, Inc. *	15,355	426,101
Furiex Pharmaceuticals, Inc. *	675	7,904
Genzyme Corp. *	11,350	789,506
Gilead Sciences, Inc. *	17,660	588,431
Johnson & Johnson	142,495	8,277,535
King Pharmaceuticals, Inc. *	23,800	208,488
Life Technologies Corp. *	6,519	280,252
Merck & Co., Inc.	158,457	5,460,428
Mettler-Toledo International, Inc. *	1,500	175,200
Mylan, Inc. *	6,875	119,625
PerkinElmer, Inc.	7,600	147,896
Pfizer, Inc.	805,199	12,077,985
Pharmaceutical Product Development, Inc.	8,100	196,506
Thermo Fisher Scientific, Inc. *	25,645	1,150,435
Warner Chilcott plc, Class A *	5,700	145,920
Waters Corp. *	2,000	128,320
Watson Pharmaceuticals, Inc. *	6,365	257,782

		45,976,827

Real Estate 2.2%
Alexandria Real Estate Equities, Inc.	3,864	272,605
AMB Property Corp.	12,740	317,990
Annaly Capital Management, Inc.	58,185	1,012,419
Apartment Investment & Management Co., Class A	27,454	589,437
AvalonBay Communities, Inc.	5,599	588,399
BioMed Realty Trust, Inc.	10,700	193,028
Boston Properties, Inc.	11,290	924,651
Brandywine Realty Trust	20,525	233,164
BRE Properties, Inc.	8,520	353,580
Camden Property Trust	5,720	260,374
CB Richard Ellis Group, Inc., Class A *	16,930	287,810
CBL & Associates Properties, Inc.	17,336	243,917
Colonial Properties Trust	13,325	214,799
CommonWealth REIT	10,662	276,679
Corporate Office Properties Trust	4,400	165,000
Developers Diversified Realty Corp.	29,552	335,415
Douglas Emmett, Inc.	16,100	254,541
Duke Realty Corp.	39,875	476,905
Equity Residential	22,445	1,029,103
Essex Property Trust, Inc.	1,900	199,709
Federal Realty Investment Trust	2,070	161,853
First Industrial Realty Trust, Inc. *	28,830	121,663
HCP, Inc.	18,065	640,765
Health Care REIT, Inc.	7,330	332,122
Highwoods Properties, Inc.	5,435	170,170
Home Properties, Inc.	2,000	99,340
Hospitality Properties Trust	13,855	283,335
Host Hotels & Resorts, Inc.	56,278	807,026
iStar Financial, Inc. (c)*	73,670	374,244
Jones Lang LaSalle, Inc.	2,500	193,650
Kimco Realty Corp.	30,860	465,060
Lexington Realty Trust	27,500	176,825
Liberty Property Trust	9,150	290,055
Mack-Cali Realty Corp.	8,350	269,037
MFA Financial, Inc.	25,600	187,904
National Retail Properties, Inc.	7,800	180,336
Nationwide Health Properties, Inc.	3,435	128,538
Pennsylvania Real Estate Investment Trust	17,300	212,617
Plum Creek Timber Co., Inc.	12,795	459,085
ProLogis	64,360	698,950
Public Storage	5,630	552,416
Rayonier, Inc.	5,935	289,806
Realty Income Corp. (c)	8,140	261,213
Redwood Trust, Inc.	11,525	180,366
Regency Centers Corp.	5,220	197,003
Senior Housing Properties Trust	10,640	239,932
Simon Property Group, Inc.	14,476	1,291,549
SL Green Realty Corp.	5,207	313,670
The Macerich Co.	10,402	431,163
UDR, Inc.	12,987	274,156
Ventas, Inc.	6,325	320,804
Vornado Realty Trust	12,528	1,037,068
Weingarten Realty Investors	15,735	333,110

		20,204,356

Retailing 3.4%
Aaron’s, Inc.	8,250	149,820
Abercrombie & Fitch Co., Class A	7,810	288,501
Advance Auto Parts, Inc.	6,245	334,295
Amazon.com, Inc. *	5,850	689,657
American Eagle Outfitters, Inc.	14,035	172,771

 7

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AnnTaylor Stores Corp. *	10,930	191,712
Asbury Automotive Group, Inc. *	16,945	228,080
AutoNation, Inc. (c)*	33,715	823,658
AutoZone, Inc. *	1,723	364,535
Barnes & Noble, Inc. (c)	5,240	67,963
Bed Bath & Beyond, Inc. *	11,365	430,506
Best Buy Co., Inc.	40,650	1,408,929
Big Lots, Inc. *	6,565	225,245
Cabela’s, Inc. (c)*	10,300	160,577
CarMax, Inc. *	14,640	308,904
Charming Shoppes, Inc. *	26,890	120,467
Chico’s FAS, Inc.	8,400	78,708
Collective Brands, Inc. *	6,340	101,567
Core-Mark Holding Co., Inc. *	5,100	155,652
Dick’s Sporting Goods, Inc. *	7,900	207,849
Dillard’s, Inc., Class A	22,575	522,386
Dollar Tree, Inc. *	9,517	421,793
Expedia, Inc.	13,330	302,324
Family Dollar Stores, Inc.	12,475	515,841
Foot Locker, Inc.	21,595	293,476
GameStop Corp., Class A *	18,190	364,710
Genuine Parts Co.	16,000	685,280
Group 1 Automotive, Inc. *	7,335	203,326
J.C. Penney Co., Inc.	36,300	894,069
Kohl’s Corp. *	21,195	1,010,790
Liberty Media Corp. - Interactive, Class A *	50,220	568,490
Limited Brands, Inc.	34,420	882,529
Lowe’s Cos., Inc.	115,355	2,392,463
Macy’s, Inc.	66,720	1,244,328
Nordstrom, Inc.	13,455	457,470
O’Reilly Automotive, Inc. *	7,830	385,862
Office Depot, Inc. *	92,050	397,656
OfficeMax, Inc. *	17,655	252,290
Penske Automotive Group, Inc. *	14,395	201,530
PetSmart, Inc.	7,140	221,697
RadioShack Corp.	14,380	309,745
Rent-A-Center, Inc. *	15,370	337,986
Ross Stores, Inc.	5,345	281,468
Saks, Inc. *	57,435	471,541
Sears Holdings Corp. *	12,021	853,491
Signet Jewelers Ltd. *	6,300	187,551
Sonic Automotive, Inc., Class A *	18,860	186,525
Staples, Inc.	39,350	799,986
Target Corp.	58,195	2,986,567
The Gap, Inc.	34,675	627,964
The Home Depot, Inc.	156,096	4,450,297
The TJX Cos., Inc.	19,630	815,038
Tiffany & Co.	5,535	232,857
Tractor Supply Co.	3,000	208,530
Urban Outfitters, Inc. *	4,900	157,584
Williams-Sonoma, Inc.	8,045	214,882

		31,849,718

Semiconductors & Semiconductor Equipment 1.7%
Advanced Micro Devices, Inc. *	32,630	244,399
Altera Corp.	5,750	159,390
Amkor Technology, Inc. *	30,580	176,447
Analog Devices, Inc.	13,065	388,161
Applied Materials, Inc.	76,025	897,095
Broadcom Corp., Class A	13,345	480,820
Fairchild Semiconductor International, Inc. *	13,760	124,941
First Solar, Inc. *	1,600	200,720
Intel Corp.	357,810	7,370,886
KLA-Tencor Corp.	8,280	262,228
Lam Research Corp. *	8,500	358,615
Linear Technology Corp.	9,955	317,365
LSI Corp. *	25,040	100,911
Marvell Technology Group Ltd. *	16,130	240,660
Maxim Integrated Products, Inc.	20,400	357,612
MEMC Electronic Materials, Inc. *	32,700	312,612
Microchip Technology, Inc.	10,780	328,251
Micron Technology, Inc. *	75,975	553,098
National Semiconductor Corp.	14,550	200,790
Novellus Systems, Inc. *	4,000	106,840
NVIDIA Corp. *	16,237	149,218
ON Semiconductor Corp. *	22,200	149,850
Texas Instruments, Inc.	75,270	1,858,416
Xilinx, Inc.	12,660	353,467

		15,692,792

Software & Services 4.9%
Accenture plc, Class A	28,995	1,149,362
Activision Blizzard, Inc.	33,300	395,604
Adobe Systems, Inc. *	11,240	322,813
Akamai Technologies, Inc. *	5,700	218,652
Alliance Data Systems Corp. *	3,580	205,778
Amdocs Ltd. *	10,000	273,300
AOL, Inc. *	29,380	614,630
Autodesk, Inc. *	7,000	206,780
Automatic Data Processing, Inc.	26,180	1,080,449
BMC Software, Inc. *	7,540	268,273
Broadridge Financial Solutions, Inc.	13,487	273,786
CA, Inc.	13,705	268,070
CACI International, Inc., Class A *	5,400	253,908
Check Point Software Technologies Ltd. *	5,400	183,708
Citrix Systems, Inc. *	3,970	218,429
Cognizant Technology Solutions Corp., Class A *	5,700	310,992
Computer Sciences Corp.	22,245	1,008,366
Convergys Corp. *	15,365	171,627
CoreLogic, Inc.	11,760	235,553
DST Systems, Inc.	6,500	267,020
eBay, Inc. *	66,875	1,398,356
Electronic Arts, Inc. *	16,050	255,677
Fidelity National Information Services, Inc.	29,623	849,291
Fiserv, Inc. *	9,650	483,465
Google, Inc., Class A *	5,263	2,551,766
Hewitt Associates, Inc., Class A *	5,150	252,865
IAC/InterActiveCorp *	11,962	299,050
International Business Machines Corp.	58,495	7,510,758
Intuit, Inc. *	13,855	550,736
MasterCard, Inc., Class A	2,468	518,379
McAfee, Inc. *	6,935	229,549
Microsoft Corp.	558,615	14,417,853
Monster Worldwide, Inc. *	10,600	145,432
Nuance Communications, Inc. *	10,600	175,006
Oracle Corp.	105,160	2,485,982

8

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Paychex, Inc.	17,060	443,389
SAIC, Inc. *	21,800	362,534
Symantec Corp. *	46,245	599,798
Synopsys, Inc. *	9,900	216,216
Teradata Corp. *	7,400	235,320
Total System Services, Inc.	18,570	276,879
Unisys Corp. *	4,500	121,545
VeriSign, Inc. *	8,960	252,224
Visa, Inc., Class A	16,800	1,232,280
VMware, Inc., Class A *	3,000	232,590
Western Union Co.	24,210	392,928
Yahoo!, Inc. *	70,705	981,385

		45,398,353

Technology Hardware & Equipment 4.0%
Agilent Technologies, Inc. *	13,405	374,402
Amphenol Corp., Class A	6,000	268,800
Anixter International, Inc. *	4,820	232,902
Apple, Inc. *	17,630	4,535,317
Arrow Electronics, Inc. *	25,095	622,105
Avnet, Inc. *	25,780	648,367
AVX Corp.	11,880	167,270
Benchmark Electronics, Inc. *	5,140	85,838
Brightpoint, Inc. *	23,000	182,160
Brocade Communications Systems, Inc. *	25,300	125,235
Cisco Systems, Inc. *	193,665	4,467,852
CommScope, Inc. *	8,900	181,026
Corning, Inc.	60,760	1,100,971
Dell, Inc. *	204,710	2,710,360
Diebold, Inc.	9,030	258,439
Dolby Laboratories, Inc., Class A *	2,000	126,940
EchoStar Corp., Class A *	9,300	177,630
EMC Corp. *	93,710	1,854,521
Flextronics International Ltd. *	135,300	841,566
FLIR Systems, Inc. *	4,200	124,992
Harris Corp.	6,025	268,293
Hewlett-Packard Co.	123,275	5,675,581
Ingram Micro, Inc., Class A *	49,755	822,450
Insight Enterprises, Inc. *	12,600	183,582
Jabil Circuit, Inc.	23,295	338,010
Juniper Networks, Inc. *	18,170	504,763
Lexmark International, Inc., Class A *	8,345	306,679
Molex, Inc.	8,930	176,010
Molex, Inc., Class A	12,630	213,447
Motorola, Inc. *	278,120	2,083,119
NCR Corp. *	20,545	281,467
NetApp, Inc. *	7,230	305,829
QUALCOMM, Inc.	62,785	2,390,853
SanDisk Corp. *	12,565	549,091
Sanmina-SCI Corp. *	17,482	219,749
Seagate Technology *	28,935	363,134
SYNNEX Corp. *	8,920	235,399
Tech Data Corp. *	19,340	765,090
Tellabs, Inc.	22,760	158,865
Trimble Navigation Ltd. *	4,300	121,991
Tyco Electronics Ltd.	37,015	999,405
Vishay Intertechnology, Inc. *	18,540	157,405
Vishay Precision Group, Inc. *	15,324	193,845
Western Digital Corp. *	13,000	343,070
Xerox Corp.	109,626	1,067,757

		37,811,577

Telecommunication Services 4.8%
American Tower Corp., Class A *	6,265	289,693
AT&T, Inc.	794,785	20,616,723
CenturyLink, Inc.	8,950	318,799
Crown Castle International Corp. *	10,580	418,016
Frontier Communications Corp.	95,598	730,369
Leap Wireless International, Inc. *	7,000	83,230
Level 3 Communications, Inc. *	149,200	168,596
MetroPCS Communications, Inc. *	20,900	187,055
Millicom International Cellular S.A.	4,000	372,880
NII Holdings, Inc. *	9,170	343,508
Qwest Communications International, Inc.	192,880	1,091,701
Sprint Nextel Corp. *	869,000	3,971,330
Telephone & Data Systems, Inc.	16,800	573,384
tw telecom, Inc. *	9,900	187,308
United States Cellular Corp. *	7,635	359,074
Verizon Communications, Inc.	497,430	14,455,316
Windstream Corp.	43,300	493,620

		44,660,602

Transportation 2.1%
Alaska Air Group, Inc. *	5,825	300,512
Alexander & Baldwin, Inc.	8,120	272,426
AMERCO *	1,820	124,069
AMR Corp. *	83,720	592,738
Avis Budget Group, Inc. *	49,690	613,175
C.H. Robinson Worldwide, Inc.	7,280	474,656
Con-way, Inc.	4,830	162,723
Continental Airlines, Inc., Class B *	27,470	687,299
CSX Corp.	29,470	1,553,658
Delta Air Lines, Inc. *	28,600	339,768
Dollar Thrifty Automotive Group, Inc. *	5,700	284,259
Expeditors International of Washington, Inc.	6,025	256,906
FedEx Corp.	23,662	1,953,298
Hertz Global Holdings, Inc. *	106,500	1,250,310
J.B. Hunt Transport Services, Inc.	5,845	207,439
JetBlue Airways Corp. *	47,990	308,576
Kansas City Southern *	7,290	267,543
Norfolk Southern Corp.	31,850	1,792,199
Ryder System, Inc.	11,510	502,642
SkyWest, Inc.	10,200	126,990
Southwest Airlines Co.	49,775	599,789
UAL Corp. *	22,200	527,028
Union Pacific Corp.	29,156	2,177,079
United Parcel Service, Inc., Class B	61,480	3,996,200
US Airways Group, Inc. *	28,350	307,597
UTI Worldwide, Inc.	11,800	172,398
Werner Enterprises, Inc.	7,540	173,646

		20,024,923

Utilities 5.9%
AGL Resources, Inc.	8,540	324,520
Allegheny Energy, Inc.	23,155	527,934

 9

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Alliant Energy Corp.	15,075	520,992
Ameren Corp.	46,290	1,174,377
American Electric Power Co., Inc.	51,445	1,850,991
American Water Works Co., Inc.	13,800	295,044
Aqua America, Inc.	11,600	226,084
Atmos Energy Corp.	13,660	396,140
Avista Corp.	8,300	173,636
Black Hills Corp.	8,825	281,694
Calpine Corp. *	36,150	488,025
CenterPoint Energy, Inc.	50,470	718,188
Cleco Corp.	6,700	191,285
CMS Energy Corp.	30,810	490,495
Consolidated Edison, Inc.	34,325	1,583,069
Constellation Energy Group, Inc.	28,680	906,288
Dominion Resources, Inc.	57,910	2,431,641
DPL, Inc.	6,920	175,145
DTE Energy Co.	23,665	1,092,376
Duke Energy Corp.	172,045	2,941,969
Dynegy, Inc. *	62,680	222,514
Edison International	43,790	1,451,638
Energen Corp.	7,010	311,524
Entergy Corp.	18,317	1,419,751
EQT Corp.	7,180	263,362
Exelon Corp.	70,355	2,942,950
FirstEnergy Corp.	50,690	1,911,013
Great Plains Energy, Inc.	17,770	318,794
Hawaiian Electric Industries, Inc.	13,070	307,799
IDACORP, Inc.	4,640	163,421
Integrys Energy Group, Inc.	11,235	531,977
MDU Resources Group, Inc.	16,780	331,405
Mirant Corp. *	30,745	337,273
National Fuel Gas Co.	4,845	232,802
New Jersey Resources Corp.	6,180	230,699
NextEra Energy, Inc.	44,580	2,331,534
Nicor, Inc.	4,940	216,323
NiSource, Inc.	52,235	861,877
Northeast Utilities	16,415	456,994
NorthWestern Corp.	6,700	188,940
NRG Energy, Inc. *	39,660	899,489
NSTAR	13,580	504,633
NV Energy, Inc.	28,500	361,950
OGE Energy Corp.	9,665	383,121
ONEOK, Inc.	15,610	726,333
Pepco Holdings, Inc.	41,265	697,791
PG&E Corp.	44,915	1,994,226
Piedmont Natural Gas Co., Inc.	6,250	166,375
Pinnacle West Capital Corp.	18,785	715,521
PNM Resources, Inc.	23,995	283,861
Portland General Electric Co.	9,745	186,130
PPL Corp.	53,155	1,450,600
Progress Energy, Inc.	40,465	1,703,981
Public Service Enterprise Group, Inc.	50,880	1,673,952
Questar Corp.	12,650	208,093
RRI Energy, Inc. *	153,540	606,483
SCANA Corp.	17,785	681,343
Sempra Energy	22,615	1,125,096
Southern Co.	89,035	3,145,607
Southwest Gas Corp.	4,925	158,437
TECO Energy, Inc.	24,325	397,470
The AES Corp. *	168,440	1,736,616
UGI Corp.	12,020	324,059
Unisource Energy Corp.	7,200	232,416
Vectren Corp.	11,965	296,373
Westar Energy, Inc.	14,870	355,096
WGL Holdings, Inc.	5,945	214,496
Wisconsin Energy Corp.	9,720	527,602
Xcel Energy, Inc.	52,690	1,158,653

		54,738,286

Total Common Stock
(Cost $912,206,400)		921,404,972

Other Investment Company 1.2% of net assets

Money Fund 1.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	11,358,453	11,358,453

Total Other Investment Company
(Cost $11,358,453)		11,358,453

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

U.S. Treasury Obligation 0.2%
U.S. Treasury Bills
0.08%, 09/16/10 (a)	1,451,000	1,450,864

Total Short-Term Investment
(Cost $1,450,861)		1,450,864

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.2% of net assets

State Street Navigator Security Lending Prime Portfolio	10,960,654	10,960,654

Total Collateral Invested for Securities on Loan
(Cost $10,960,654)		10,960,654

End of collateral invested for securities on loan.

At 07/31/10, tax basis cost of the fund’s investments was $942,947,170 and the unrealized appreciation and depreciation were $63,084,382 and ($71,817,263), respectively, with a net unrealized depreciation of ($8,732,881).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

10

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 07/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 09/17/10	180	9,884,700	292,898

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 11

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$921,404,972	$—	$—	$921,404,972
Other Investment Company(a)	11,358,453	—	—	11,358,453
Short-Term Investment(a)	—	1,450,864	—	1,450,864

Total	$932,763,425	$1,450,864	$—	$934,214,289

Other Financial Instruments
Collateral Invested for Securities on Loan	$10,960,654	$—	$—	$10,960,654
Futures Contract*	292,898	—	—	292,898

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into equity index futures contracts (“futures”) during the period ended July 31, 2010. The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46846JUL10

12

Schwab Capital Trust
Schwab Fundamental US Small-Mid Company Index Fund™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.6%		Common Stock	334,522,448	376,530,489
1.2%		Other Investment Company	4,485,356	4,485,356
0.2%		Short-Term Investment	614,941	614,943

100.0%		Total Investments	339,622,745	381,630,788
3.9%		Collateral Invested for Securities on Loan	14,882,949	14,882,949
(3	.9)%	Other Assets and Liabilities, Net		(14,864,196)

100.0%		Net Assets		381,649,541

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Automobiles & Components 0.9%
American Axle & Manufacturing Holdings, Inc. *	27,200	253,232
Cooper Tire & Rubber Co.	35,100	758,511
Dorman Products, Inc. *	5,600	130,704
Drew Industries, Inc. *	11,195	236,550
Fuel Systems Solutions, Inc. (b)*	2,900	88,189
Gentex Corp.	31,410	605,271
Modine Manufacturing Co. *	45,755	464,413
Spartan Motors, Inc.	25,200	108,108
Standard Motor Products, Inc.	24,200	237,160
Stoneridge, Inc. *	12,200	130,662
Superior Industries International, Inc.	22,260	320,322
Winnebago Industries, Inc. *	16,165	168,924
Wonder Auto Technology, Inc. *	7,100	58,007

		3,560,053

Banks 8.4%
1st Source Corp.	12,140	223,255
Abington Bancorp, Inc.	11,400	108,756
Ameris Bancorp *	15,834	155,807
Ames National Corp. (b)	4,700	90,945
Anchor BanCorp Wisconsin, Inc. (b)*	115,645	84,536
Arrow Financial Corp.	4,945	124,713
BancFirst Corp.	1,775	73,095
Banco Latinoamericano de Comercio Exterior, S.A., Class E	32,400	400,788
BancTrust Financial Group, Inc. (b)*	21,400	65,912
Bank Mutual Corp.	15,260	89,729
Bank of the Ozarks, Inc.	4,000	149,800
BankAtlantic Bancorp, Inc., Class A (b)*	194,900	313,789
BankFinancial Corp.	9,200	81,696
Banner Corp. (b)	64,460	151,481
Beneficial Mutual Bancorp, Inc. *	7,950	80,216
Berkshire Hills Bancorp, Inc.	7,950	160,510
Boston Private Financial Holdings, Inc.	45,640	301,680
Brookline Bancorp, Inc.	33,710	326,313
Camden National Corp.	3,900	121,875
Capital City Bank Group, Inc. (b)	12,095	167,274
Capitol Bancorp Ltd. (b)*	56,480	77,378
Capitol Federal Financial (b)	4,500	141,435
Cathay General Bancorp	45,100	530,376
Center Financial Corp. *	20,200	104,434
Central Pacific Financial Corp. (b)*	123,345	204,753
Chemical Financial Corp.	15,730	353,138
Citizens & Northern Corp. (b)	8,000	92,480
Citizens Republic Bancorp, Inc. *	803,200	726,253
City Holding Co.	7,990	235,305
CoBiz Financial, Inc.	17,700	111,687
Columbia Banking System, Inc.	12,935	236,452
Community Bank System, Inc.	14,770	365,557
Community Trust Bancorp, Inc.	8,495	233,443
CVB Financial Corp. (b)	41,580	423,284
Danvers Bancorp, Inc.	6,600	108,240
Dime Community Bancshares	17,550	229,905
Enterprise Financial Services Corp.	9,800	100,352
F.N.B. Corp.	83,803	718,192
Financial Institutions, Inc.	8,705	165,134
First Bancorp	10,900	181,921
First BanCorp Puerto Rico (b)*	234,890	132,713
First Bancorp, Inc.	5,900	82,600
First Busey Corp.	50,815	233,241
First Commonwealth Financial Corp.	75,990	402,747
First Community Bancshares, Inc.	10,575	155,558
First Defiance Financial Corp.	10,500	104,790
First Financial Bancorp	13,790	219,261
First Financial Bankshares, Inc.	5,800	284,316
First Financial Corp.	3,300	93,621
First Financial Holdings, Inc.	17,545	220,716
First Merchants Corp.	39,365	341,688
First Midwest Bancorp, Inc.	43,295	544,651
First South Bancorp, Inc. (b)	7,100	84,064
Flushing Financial Corp.	13,755	171,525
Glacier Bancorp, Inc.	34,380	549,392
Great Southern Bancorp, Inc. (b)	4,700	103,071
Greene Bancshares, Inc. (b)*	16,216	162,646
Hancock Holding Co.	11,250	343,237
Hanmi Financial Corp. (b)*	141,870	200,037
Heartland Financial USA, Inc. (b)	6,750	119,205
Home Bancshares, Inc.	4,840	116,305
IBERIABANK Corp.	6,150	319,554
Independent Bank Corp.	7,795	185,599

 1

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Investors Bancorp, Inc. *	10,065	132,153
Kearny Financial Corp.	6,000	56,340
Lakeland Bancorp, Inc.	18,837	168,968
Lakeland Financial Corp.	6,700	137,551
MainSource Financial Group, Inc.	22,600	170,404
MB Financial, Inc.	22,745	394,398
MGIC Investment Corp. *	42,100	361,639
Nara Bancorp, Inc. *	12,313	88,284
NASB Financial, Inc. (b)	1,503	22,575
National Penn Bancshares, Inc.	68,223	454,365
NBT Bancorp, Inc.	16,155	356,702
NewAlliance Bancshares, Inc.	42,575	518,138
Northfield Bancorp, Inc. (b)	8,100	104,409
Northwest Bancshares, Inc.	41,892	508,150
OceanFirst Financial Corp.	5,700	72,162
Ocwen Financial Corp. *	31,945	337,339
Old National Bancorp	49,225	517,847
Old Second Bancorp, Inc. (b)	18,575	25,819
Oriental Financial Group, Inc.	21,935	310,600
Pacific Capital Bancorp (b)*	190,870	192,779
PacWest Bancorp	18,480	386,786
Park National Corp. (b)	11,010	738,551
Peoples Bancorp, Inc.	8,675	149,644
Pinnacle Financial Partners, Inc. *	14,200	143,278
PrivateBancorp, Inc.	23,315	288,407
Prosperity Bancshares, Inc.	9,600	325,248
Provident Financial Services, Inc.	36,090	462,313
Provident New York Bancorp	20,885	193,813
Radian Group, Inc.	52,600	452,360
Renasant Corp.	13,400	204,350
Republic Bancorp, Inc., Class A	11,600	287,448
S&T Bancorp, Inc. (b)	20,590	417,977
S.Y. Bancorp, Inc.	5,815	144,968
Sandy Spring Bancorp, Inc.	17,895	303,141
SCBT Financial Corp.	4,000	128,920
Seacoast Banking Corp. of Florida (b)*	54,290	73,834
Shore Bancshares, Inc.	6,800	74,936
Sierra Bancorp (b)	8,200	97,170
Signature Bank *	9,580	368,255
Simmons First National Corp., Class A	7,400	194,990
Southside Bancshares, Inc.	5,145	97,549
Southwest Bancorp, Inc.	20,500	298,275
StellarOne Corp.	12,542	170,195
Sterling Bancorp	22,595	220,527
Sterling Bancshares, Inc.	52,925	274,681
Sterling Financial Corp. (b)*	109,940	71,461
Suffolk Bancorp	3,815	103,425
Sun Bancorp, Inc. *	30,531	163,036
Superior Bancorp (b)*	12,900	22,962
Taylor Capital Group, Inc. (b)*	9,900	98,406
Texas Capital Bancshares, Inc. *	12,420	207,290
TFS Financial Corp.	16,680	207,833
The Bancorp, Inc. *	13,000	98,150
The PMI Group, Inc. *	174,300	545,559
The South Financial Group, Inc.	635,620	176,448
Tompkins Financial Corp.	2,531	105,669
TowneBank (b)	12,900	198,660
Tree.com, Inc. *	10,680	76,896
TriCo Bancshares	5,900	111,333
TrustCo Bank Corp. NY	55,010	320,158
UMB Financial Corp.	9,901	372,476
Umpqua Holdings Corp.	52,890	662,712
Union First Market Bankshares Corp.	12,100	171,820
United Bankshares, Inc. (b)	24,695	630,463
United Community Banks, Inc. *	80,299	248,927
United Financial Bancorp, Inc.	6,600	98,274
Univest Corp. of Pennsylvania	9,600	166,368
Virginia Commerce Bancorp, Inc. *	14,900	95,509
Washington Trust Bancorp, Inc.	10,085	195,246
WesBanco, Inc.	21,290	369,381
West Coast Bancorp (b)*	53,327	135,984
Westamerica Bancorp	7,970	428,467
Western Alliance Bancorp *	29,865	217,119
Westfield Financial, Inc.	8,827	72,470
Wilshire Bancorp, Inc.	10,000	75,300
Wintrust Financial Corp.	11,140	346,677
WSFS Financial Corp.	4,735	179,930

		32,185,073

Capital Goods 10.8%
AAON, Inc.	4,080	101,429
AAR CORP. *	19,880	333,984
Aceto Corp.	12,900	87,978
Actuant Corp., Class A	26,400	544,368
Aerovironment, Inc. *	4,000	95,640
Aircastle Ltd.	48,400	442,376
Alamo Group, Inc.	5,400	126,522
Altra Holdings, Inc. *	16,200	234,900
American Railcar Industries, Inc. *	7,250	98,963
American Science & Engineering, Inc.	1,200	95,016
American Woodmark Corp.	5,595	92,485
Ameron International Corp.	3,840	235,930
Ampco-Pittsburgh Corp.	2,460	59,065
Apogee Enterprises, Inc.	17,495	196,994
Applied Industrial Technologies, Inc.	24,020	672,560
Applied Signal Technology, Inc.	5,100	105,876
Argon ST, Inc. *	5,765	198,720
Astec Industries, Inc. *	12,850	402,847
AZZ, Inc.	4,300	187,179
Badger Meter, Inc.	3,100	121,396
Baldor Electric Co.	18,650	712,803
Barnes Group, Inc.	22,365	411,069
Beacon Roofing Supply, Inc. *	26,680	455,161
Belden, Inc.	23,740	567,149
Blount International, Inc. *	14,705	156,608
Brady Corp., Class A	22,555	627,255
Broadwind Energy, Inc. (b)*	18,600	55,428
Bucyrus International, Inc.	7,950	494,649
Builders FirstSource, Inc. *	55,855	119,530
Cascade Corp.	7,255	276,923
Ceradyne, Inc. *	22,730	528,472
Chart Industries, Inc. *	15,710	279,795
China BAK Battery, Inc. (b)*	38,000	58,520
CIRCOR International, Inc.	3,590	112,295
CLARCOR, Inc.	13,425	503,706
Colfax Corp. *	8,000	103,600
Columbus McKinnon Corp. *	16,460	258,916
Comfort Systems USA, Inc.	18,400	209,944
Commercial Vehicle Group, Inc. *	45,260	509,175

2

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cubic Corp.	6,390	258,923
Curtiss-Wright Corp.	17,105	518,110
Ducommun, Inc.	6,300	131,607
DXP Enterprises, Inc. *	8,400	172,452
Dycom Industries, Inc. *	43,070	389,783
Encore Wire Corp.	13,440	286,003
EnerSys *	25,455	616,520
EnPro Industries, Inc. *	11,970	358,501
ESCO Technologies, Inc.	9,300	277,233
Federal Signal Corp.	50,200	299,192
Force Protection, Inc. *	32,300	144,381
Franklin Electric Co., Inc.	7,380	226,935
FreightCar America, Inc.	10,035	249,169
Furmanite Corp. *	24,700	106,704
Fushi Copperweld, Inc. *	6,600	55,836
GeoEye, Inc. *	5,600	193,312
Gibraltar Industries, Inc. *	24,955	269,264
Graco, Inc.	17,440	550,581
GrafTech International Ltd. *	42,030	659,030
Great Lakes Dredge & Dock Co.	27,000	151,200
Griffon Corp. *	27,208	368,940
H&E Equipment Services, Inc. *	35,520	309,024
Harbin Electric, Inc. (b)*	4,200	77,154
Hardinge, Inc.	13,700	115,902
HEICO Corp.	1,575	62,260
HEICO Corp., Class A	3,993	115,318
Herley Industries, Inc. *	5,600	86,688
Hexcel Corp. *	46,085	861,329
Houston Wire & Cable Co.	8,200	98,974
Hurco Cos., Inc. *	6,400	107,904
II-VI, Inc. *	6,765	231,904
Insituform Technologies, Inc., Class A *	8,215	188,124
Insteel Industries, Inc.	8,900	82,681
Integrated Electrical Services, Inc. *	29,300	106,945
Interline Brands, Inc. *	16,360	295,952
John Bean Technologies Corp.	11,640	182,864
Kadant, Inc. *	10,900	212,441
Kaman Corp.	12,880	294,179
Kaydon Corp.	10,435	396,426
KHD Humboldt Wedag International AG *	1,900	11,400
L.B. Foster Co., Class A *	5,980	182,868
LaBarge, Inc. *	7,800	97,734
Ladish Co., Inc. *	9,780	287,630
Lawson Products, Inc.	1,930	34,373
Layne Christensen Co. *	11,300	284,873
Lindsay Corp.	3,200	111,296
LMI Aerospace, Inc. *	6,500	111,930
LSI Industries, Inc.	13,902	73,125
Lydall, Inc. *	15,100	107,965
MasTec, Inc. *	19,310	205,072
Michael Baker Corp. *	5,200	201,760
Miller Industries, Inc.	9,700	129,689
Mueller Industries, Inc.	28,200	697,104
Mueller Water Products, Inc., Class A	103,900	394,820
MYR Group, Inc. *	6,300	105,903
NACCO Industries, Inc., Class A	12,140	1,080,946
NCI Building Systems, Inc. *	195,151	1,848,080
Nordson Corp.	5,575	351,504
Northwest Pipe Co. *	7,600	138,092
Orbital Sciences Corp. *	18,955	277,501
Orion Marine Group, Inc. *	4,940	61,355
Otter Tail Corp.	27,780	570,879
Pike Electric Corp. *	17,420	163,574
Polypore International, Inc. *	21,400	525,584
Powell Industries, Inc. *	4,870	160,028
Preformed Line Products Co.	3,044	98,808
Quanex Building Products Corp.	13,850	243,622
Raven Industries, Inc.	4,265	149,403
RBC Bearings, Inc. *	7,700	236,159
Robbins & Myers, Inc.	8,200	194,504
Rush Enterprises, Inc., Class A *	25,960	387,842
Rush Enterprises, Inc., Class B *	9,600	125,664
Sauer-Danfoss, Inc. *	15,740	234,526
Simpson Manufacturing Co., Inc.	12,485	321,988
Standex International Corp.	7,950	238,659
Stanley, Inc. *	3,000	112,050
Sterling Construction Co., Inc. *	6,000	74,340
Sun Hydraulics Corp.	3,500	90,265
TAL International Group, Inc.	9,590	258,355
Tecumseh Products Co., Class A *	19,930	257,894
Tecumseh Products Co., Class B *	7,700	88,011
Teledyne Technologies, Inc. *	16,290	668,379
Tennant Co.	7,580	284,402
Textainer Group Holdings Ltd.	5,050	137,865
The Gorman-Rupp Co.	6,400	191,616
The Greenbrier Cos., Inc. *	36,620	478,257
The Middleby Corp. *	3,508	201,745
The Toro Co.	12,210	635,530
Thermadyne Holdings Corp. *	14,800	202,020
Titan International, Inc. (b)	23,475	257,756
Titan Machinery, Inc. *	8,000	114,160
Tredegar Corp.	17,775	306,796
Trex Co., Inc. *	3,300	71,610
TriMas Corp. *	20,150	240,591
Triumph Group, Inc.	7,230	548,757
Twin Disc, Inc.	6,400	82,688
Universal Forest Products, Inc.	10,770	333,547
Valmont Industries, Inc.	4,850	344,592
Vicor Corp.	9,661	152,064
Wabash National Corp. *	58,745	491,696
WABCO Holdings, Inc. *	22,800	881,904
Wabtec Corp.	10,560	471,082
Watsco, Inc.	9,345	520,610
Watts Water Technologies, Inc., Class A	16,955	545,951
Willis Lease Finance Corp. *	6,700	63,851
Woodward Governor Co.	16,200	489,888

		41,029,503

Commercial & Professional Supplies 4.6%
Acco Brands Corp. *	58,445	345,994
Administaff, Inc.	17,860	465,432
American Reprographics Co. *	31,850	283,465
ATC Technology Corp. *	8,685	208,266
Barrett Business Services, Inc.	7,300	109,208
Bowne & Co., Inc.	19,624	221,947
Casella Waste Systems, Inc., Class A *	27,000	107,730
CBIZ, Inc. *	35,295	232,594
CDI Corp.	13,460	226,128

 3

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cenveo, Inc. *	53,708	330,841
Clean Harbors, Inc. *	6,365	402,013
Consolidated Graphics, Inc. *	7,920	340,322
Copart, Inc. *	13,465	490,665
Cornell Cos., Inc. *	9,900	276,507
CoStar Group, Inc. *	2,140	93,796
Courier Corp.	9,655	153,804
CRA International, Inc. *	6,345	121,951
Dolan Co. *	9,900	115,731
EnergySolutions, Inc.	45,500	228,865
Ennis, Inc.	16,640	281,549
Exponent, Inc. *	3,900	128,739
Franklin Covey Co. *	15,700	97,811
FTI Consulting, Inc. *	16,545	584,866
G & K Services, Inc., Class A	12,090	281,334
GP Strategies Corp. *	11,900	89,845
Healthcare Services Group, Inc.	10,770	240,602
Heidrick & Struggles International, Inc.	5,170	103,917
Herman Miller, Inc.	25,610	440,492
Hill International, Inc. *	16,000	73,600
Hudson Highland Group, Inc. *	26,785	119,193
Huron Consulting Group, Inc. *	7,000	143,710
ICF International, Inc. *	5,100	117,300
IESI-BFC Ltd.	6,474	145,730
IHS, Inc., Class A *	7,710	488,120
Innerworkings, Inc. *	18,800	130,096
Interface, Inc., Class A	30,885	383,901
KAR Auction Services, Inc. *	6,600	83,556
Kforce, Inc. *	16,700	225,617
Kimball International, Inc., Class B	29,325	182,988
Knoll, Inc.	26,300	368,989
Korn/Ferry International *	18,230	256,132
M&F Worldwide Corp. *	11,333	319,364
McGrath Rentcorp	10,625	247,775
Metalico, Inc. *	29,700	124,443
Mine Safety Appliances Co.	12,325	308,741
Mobile Mini, Inc. *	22,925	392,934
Navigant Consulting, Inc. *	23,225	228,534
On Assignment, Inc. *	22,100	106,743
Resources Connection, Inc. *	16,260	211,217
Rollins, Inc.	8,615	188,152
Schawk, Inc.	2,660	39,448
School Specialty, Inc. *	19,200	368,064
SFN Group, Inc. *	59,410	444,981
Standard Parking Corp. *	7,400	126,244
Stericycle, Inc. *	11,590	730,170
Sykes Enterprises, Inc. *	11,555	183,147
Team, Inc. *	8,200	116,440
Tetra Tech, Inc. *	21,395	448,653
The Advisory Board Co. *	2,530	110,966
The Corporate Executive Board Co.	15,570	438,607
The Geo Group, Inc. *	19,210	414,552
The Standard Register Co.	21,850	72,542
Towers Watson & Co., Class A	11,915	530,337
TrueBlue, Inc. *	28,930	372,329
UniFirst Corp.	7,705	338,712
US Ecology, Inc.	5,900	87,261
Verisk Analytics, Inc., Class A *	5,000	148,450
Viad Corp.	15,465	307,753
Volt Information Sciences, Inc. *	20,500	183,065
VSE Corp.	2,100	74,571

		17,387,541

Consumer Durables & Apparel 3.7%
American Apparel, Inc. *	30,300	48,783
American Greetings Corp., Class A	28,200	577,818
Arctic Cat, Inc. *	18,300	182,085
Blyth, Inc.	10,072	398,348
Brookfield Homes Corp. *	16,600	123,670
Callaway Golf Co.	51,755	349,346
Carter’s, Inc. *	6,265	151,864
Cavco Industries, Inc. *	2,500	87,650
Cherokee, Inc.	6,400	125,632
Columbia Sportswear Co.	4,980	244,070
Crocs, Inc. *	28,660	367,708
CSS Industries, Inc.	2,675	48,204
Deckers Outdoor Corp. *	8,250	419,842
Ethan Allen Interiors, Inc.	24,265	372,225
Fossil, Inc. *	8,965	355,014
Furniture Brands International, Inc. *	73,400	405,168
G-III Apparel Group Ltd. *	6,800	175,440
Helen of Troy Ltd. *	10,830	259,487
Hooker Furniture Corp.	5,200	61,464
Iconix Brand Group, Inc. *	14,230	234,226
JAKKS Pacific, Inc. *	34,925	551,116
K-Swiss, Inc., Class A *	28,730	343,323
Kenneth Cole Productions, Inc., Class A *	16,240	218,103
La-Z-Boy, Inc. *	31,420	268,955
Leapfrog Enterprises, Inc. *	18,835	95,682
Lifetime Brands, Inc. (b)*	15,800	232,102
Lululemon Athletica, Inc. (b)*	2,700	111,996
M/I Homes, Inc. *	17,400	183,570
Maidenform Brands, Inc. *	6,400	158,912
Marine Products Corp. *	14,180	86,356
Meritage Homes Corp. *	27,140	477,121
Movado Group, Inc. *	14,420	163,811
National Presto Industries, Inc.	745	75,983
Nautilus, Inc. *	42,657	84,461
Oxford Industries, Inc.	13,430	300,832
Perry Ellis International, Inc. *	10,000	223,900
Pool Corp.	22,880	506,334
RC2 Corp. *	13,520	223,756
Sealy Corp. *	50,570	138,562
Skechers U.S.A., Inc., Class A *	15,445	572,855
Skyline Corp.	7,485	150,299
Smith & Wesson Holding Corp. *	24,200	93,170
Standard Pacific Corp. *	87,100	348,400
Stanley Furniture Co., Inc. *	9,600	36,768
Steinway Musical Instruments, Inc. *	6,500	126,620
Steven Madden Ltd. *	8,632	333,454
Tempur-Pedic International, Inc. *	9,115	279,557
The Ryland Group, Inc.	29,000	473,280
The Timberland Co., Class A *	20,100	354,162
The Warnaco Group, Inc. *	15,680	654,954
True Religion Apparel, Inc. *	3,300	81,114
Under Armour, Inc., Class A (b)*	8,115	304,799
Unifi, Inc. *	57,300	224,616
Universal Electronics, Inc. *	4,500	79,020
Volcom, Inc. *	6,900	112,263
Weyco Group, Inc.	3,300	83,490

4

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wolverine World Wide, Inc.	15,690	448,577

		14,190,317

Consumer Services 5.0%
AFC Enterprises, Inc. *	24,800	234,856
Ambassadors Group, Inc.	9,600	108,864
Ameristar Casinos, Inc.	9,275	146,359
Bally Technologies, Inc. *	8,375	270,512
Benihana, Inc. *	15,300	103,581
Benihana, Inc., Class A (b)*	24,800	155,248
Biglari Holdings, Inc. *	648	188,244
BJ’s Restaurants, Inc. *	5,900	150,450
Bob Evans Farms, Inc.	18,555	486,512
Buffalo Wild Wings, Inc. *	2,400	102,336
California Pizza Kitchen, Inc. *	7,900	141,726
Capella Education Co. *	1,440	133,805
Carrols Restaurant Group, Inc. *	21,300	110,334
CEC Entertainment, Inc. *	9,580	332,713
Chipotle Mexican Grill, Inc. *	4,960	733,584
Choice Hotels International, Inc.	12,240	404,042
Churchill Downs, Inc.	1,395	50,736
Coinstar, Inc. *	9,625	437,937
Corinthian Colleges, Inc. *	26,385	240,103
CPI Corp.	9,800	243,432
Cracker Barrel Old Country Store, Inc.	13,220	647,515
Denny’s Corp. *	67,900	181,972
DeVry, Inc.	7,345	395,161
DineEquity, Inc. *	9,430	343,818
Dover Downs Gaming & Entertainment, Inc.	17,740	59,252
Einstein Noah Restaurant Group, Inc. *	5,700	66,234
Gaylord Entertainment Co. *	24,980	724,170
Great Wolf Resorts, Inc. *	44,400	98,568
Hillenbrand, Inc.	8,400	185,556
International Speedway Corp., Class A	23,350	604,765
Interval Leisure Group, Inc. *	11,832	164,583
Isle of Capri Casinos, Inc. (b)*	32,315	271,446
ITT Educational Services, Inc. *	5,735	463,044
Jackson Hewitt Tax Service, Inc. (b)*	101,145	112,271
K12, Inc. *	4,600	119,830
Krispy Kreme Doughnuts, Inc. *	47,135	185,712
Landry’s Restaurants, Inc. (b)*	12,340	302,207
LIFE TIME FITNESS, Inc. *	9,585	348,511
Lincoln Educational Services Corp. *	5,960	125,696
Luby’s, Inc. (b)*	29,200	151,840
Matthews International Corp., Class A	9,315	336,365
McCormick & Schmick’s Seafood Restaurants, Inc. *	23,500	185,885
Monarch Casino & Resort, Inc. *	12,200	129,930
Morgans Hotel Group *	36,400	269,724
Morton’s Restaurant Group, Inc. *	20,800	101,712
Multimedia Games, Inc. *	27,380	114,996
O’Charley’s, Inc. *	27,275	190,107
Orient-Express Hotels Ltd., Class A *	27,190	247,701
P.F. Chang’s China Bistro, Inc.	7,155	296,217
Panera Bread Co., Class A *	5,575	436,021
Papa John’s International, Inc. *	9,510	240,888
Peet’s Coffee & Tea, Inc. *	2,700	109,701
Pinnacle Entertainment, Inc. *	52,775	572,609
Pre-Paid Legal Services, Inc. (b)*	660	32,380
Red Lion Hotels Corp. *	16,800	125,160
Red Robin Gourmet Burgers, Inc. *	9,680	206,571
Ruby Tuesday, Inc. *	53,250	544,215
Ruth’s Hospitality Group, Inc. *	33,200	134,128
Scientific Games Corp., Class A *	23,270	246,429
Shuffle Master, Inc. *	10,900	95,811
Sonic Corp. *	35,580	313,104
Sotheby’s	16,820	456,327
Speedway Motorsports, Inc.	5,915	81,154
Steiner Leisure Ltd. *	3,060	130,081
Stewart Enterprises, Inc., Class A	53,640	288,047
Strayer Education, Inc. (b)	1,400	335,160
Texas Roadhouse, Inc. *	15,610	210,423
The Cheesecake Factory, Inc. *	20,935	490,716
The Marcus Corp.	17,430	212,646
Town Sports International Holdings, Inc. *	29,400	84,966
Universal Technical Institute, Inc.	5,380	109,591
Vail Resorts, Inc. *	15,860	600,777
Weight Watchers International, Inc.	11,692	320,244
WMS Industries, Inc. *	10,312	397,115

		18,974,426

Diversified Financials 2.6%
Advance America Cash Advance Centers, Inc.	53,595	211,164
Arlington Asset Investment Corp., Class A (b)	14,200	284,994
Artio Global Investors, Inc.	4,000	64,280
Asset Acceptance Capital Corp. *	23,910	107,356
BGC Partners, Inc., Class A	31,680	171,706
Calamos Asset Management, Inc., Class A	19,515	202,956
Cardtronics, Inc. *	18,300	236,985
Cash America International, Inc.	9,905	331,818
Cohen & Steers, Inc.	3,340	74,482
Compass Diversified Holdings	22,360	336,965
CompuCredit Holdings Corp.	31,500	159,705
Cowen Group, Inc., Class A *	11,000	45,760
Credit Acceptance Corp. *	2,675	149,747
Dollar Financial Corp. *	13,625	267,186
Encore Capital Group, Inc. *	13,755	302,610
Evercore Partners, Inc., Class A	5,400	126,792
EZCORP, Inc., Class A *	12,700	252,730
FBR Capital Markets Corp. *	19,300	63,690
First Cash Financial Services, Inc. *	7,090	170,018
GAMCO Investors, Inc., Class A	6,435	258,944
GFI Group, Inc.	32,720	192,721
Greenhill & Co., Inc.	3,035	206,532
International Assets Holding Corp. *	5,774	97,812
Investment Technology Group, Inc. *	29,955	470,593
KBW, Inc. *	4,000	91,400
Knight Capital Group, Inc., Class A *	38,305	550,826
LaBranche & Co., Inc. *	36,775	139,377
Lazard Ltd., Class A	16,245	481,989

 5

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MarketAxess Holdings, Inc.	6,500	92,430
Medallion Financial Corp.	13,100	91,831
Nelnet, Inc., Class A	22,640	456,422
NewStar Financial, Inc. *	29,500	214,170
Oppenheimer Holdings, Inc., Class A	7,700	220,451
optionsXpress Holdings, Inc. *	10,290	160,524
Penson Worldwide, Inc. *	13,900	74,782
PICO Holdings, Inc. *	2,695	84,461
Piper Jaffray Cos., Inc. *	8,005	249,676
Portfolio Recovery Associates, Inc. *	3,645	253,984
Rewards Network, Inc.	2,451	34,044
Sanders Morris Harris Group, Inc.	1,800	9,900
Stifel Financial Corp. *	8,140	377,208
SWS Group, Inc.	20,620	179,806
The First Marblehead Corp. *	64,600	173,774
W.P. Carey & Co., L.L.C.	17,225	525,362
Waddell & Reed Financial, Inc., Class A	16,420	391,289
World Acceptance Corp. *	5,560	230,351

		9,871,603

Energy 5.7%
Adams Resources & Energy, Inc.	4,200	88,200
Allis-Chalmers Energy, Inc. *	68,000	177,480
Apco Oil & Gas International, Inc.	4,100	110,905
Approach Resources, Inc. *	6,300	42,462
Atlas Energy, Inc. *	14,896	440,773
ATP Oil & Gas Corp. (b)*	13,685	144,514
Atwood Oceanics, Inc. *	16,500	448,800
Basic Energy Services, Inc. *	48,085	450,556
Berry Petroleum Co., Class A	17,520	522,446
Bill Barrett Corp. *	7,740	273,841
Brigham Exploration Co. *	6,035	104,164
Bristow Group, Inc. *	15,605	521,675
Bronco Drilling Co., Inc. *	23,805	90,459
Cal Dive International, Inc. *	69,543	411,695
CARBO Ceramics, Inc.	3,080	247,016
Carrizo Oil & Gas, Inc. *	8,705	170,705
Clayton Williams Energy, Inc. *	5,385	239,686
Cloud Peak Energy, Inc. *	33,300	511,155
Cobalt International Energy, Inc. *	6,900	57,684
Comstock Resources, Inc. *	15,855	401,290
Concho Resources, Inc. *	10,840	650,183
Contango Oil & Gas Co. *	2,660	116,614
Continental Resources, Inc. *	3,600	163,908
Copano Energy L.L.C.	25,740	720,463
Core Laboratories N.V.	4,690	362,303
CVR Energy, Inc. *	19,400	157,140
Dawson Geophysical Co. *	4,600	107,226
Delek US Holdings, Inc.	17,900	134,250
Delta Petroleum Corp. (b)*	59,635	48,603
DHT Holdings, Inc.	62,100	260,820
Dril-Quip, Inc. *	5,485	286,756
Endeavour International Corp. (b)*	81,200	99,876
Energy XXI (Bermuda) Ltd. (b)*	9,200	156,124
ENGlobal Corp. *	33,000	73,590
Geokinetics, Inc. *	12,400	54,684
Global Industries Ltd. *	61,165	289,922
GMX Resources, Inc. (b)*	11,800	73,042
Goodrich Petroleum Corp. *	9,500	118,180
Gran Tierra Energy, Inc. *	43,400	242,172
Gulf Island Fabrication, Inc.	6,900	123,924
GulfMark Offshore, Inc., Class A *	16,305	480,019
Gulfport Energy Corp. *	8,100	105,786
Harvest Natural Resources, Inc. *	25,850	214,555
Hercules Offshore, Inc. *	148,300	376,682
Hornbeck Offshore Services, Inc. *	22,480	378,338
International Coal Group, Inc. *	102,455	461,047
InterOil Corp. *	1,500	90,000
ION Geophysical Corp. *	57,805	253,764
James River Coal Co. *	7,200	126,072
Knightsbridge Tankers Ltd.	14,790	275,981
Lufkin Industries, Inc.	7,510	308,736
Matrix Service Co. *	16,600	160,854
McMoRan Exploration Co. *	21,260	221,317
Newpark Resources, Inc. *	54,240	433,378
Nordic American Tanker Shipping Ltd. (b)	16,685	478,526
Pacific Ethanol, Inc. (b)*	49,000	28,410
Parker Drilling Co. *	102,710	429,328
Patriot Coal Corp. *	28,100	338,886
Petroleum Development Corp. *	14,855	432,875
PetroQuest Energy, Inc. *	31,285	207,732
PHI, Inc. - Non Voting Shares *	10,785	171,374
Pioneer Drilling Co. *	44,400	293,928
PrimeEnergy Corp. *	3,500	63,840
Quicksilver Resources, Inc. *	15,500	195,145
REX American Resources Corp. *	5,800	93,090
Rex Energy Corp. *	7,000	74,200
Rosetta Resources, Inc. *	20,010	441,621
RPC, Inc.	8,965	149,536
SandRidge Energy, Inc. *	73,065	431,083
StealthGas, Inc. *	17,800	82,058
Stone Energy Corp. *	34,800	409,248
Superior Well Services, Inc. *	11,000	204,270
Swift Energy Co. *	17,105	443,533
T-3 Energy Services, Inc. *	4,900	124,264
Teekay Tankers Ltd., Class A (b)	21,000	280,140
Tesco Corp. *	15,700	215,090
TETRA Technologies, Inc. *	42,460	442,433
Trico Marine Services, Inc. (b)*	23,700	18,486
Tsakos Energy Navigation Ltd.	31,230	461,579
Union Drilling, Inc. *	16,100	95,473
USEC, Inc. *	146,000	807,380
VAALCO Energy, Inc. *	26,240	156,653
Venoco, Inc. *	6,800	127,976
W&T Offshore, Inc.	28,400	261,564
Willbros Group, Inc. *	20,300	185,745

		21,727,281

Food & Staples Retailing 0.5%
Arden Group, Inc., Class A	1,100	101,684
Ingles Markets, Inc., Class A	10,900	177,234
PriceSmart, Inc.	11,340	317,520
Spartan Stores, Inc.	28,400	407,824
Susser Holdings Corp. *	13,600	163,336
The Andersons, Inc.	14,025	482,039
Village Super Market, Inc., Class A	5,902	161,361

		1,810,998

6

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 1.8%
Alico, Inc.	3,600	87,696
Alliance One International, Inc. *	85,730	323,202
Cal-Maine Foods, Inc.	6,600	208,494
Calavo Growers, Inc. (b)	5,300	111,936
Central European Distribution Corp. *	15,900	414,513
Coca-Cola Bottling Co.	3,800	196,080
Darling International, Inc. *	24,820	202,531
Diamond Foods, Inc.	5,700	253,878
Farmer Brothers Co.	3,009	50,792
Green Mountain Coffee Roasters, Inc. *	9,780	301,126
Hansen Natural Corp. *	6,355	266,211
Heckmann Corp. *	30,100	136,353
Imperial Sugar Co. (b)	14,400	172,800
J & J Snack Foods Corp.	3,135	130,761
Lancaster Colony Corp.	6,965	361,623
Lance, Inc.	13,860	292,862
Mead Johnson Nutrition Co.	5,800	308,212
MGP Ingredients, Inc. *	13,050	98,919
National Beverage Corp.	5,000	71,100
Omega Protein Corp. *	19,900	103,480
Reddy Ice Holdings, Inc. *	36,810	128,835
Sanderson Farms, Inc.	8,900	416,075
Smart Balance, Inc. *	25,400	97,028
The Boston Beer Co., Inc., Class A *	3,000	208,080
The Hain Celestial Group, Inc. *	24,570	517,444
Tootsie Roll Industries, Inc.	9,364	236,254
TreeHouse Foods, Inc. *	9,985	476,184
Vector Group Ltd. (b)	19,940	377,863
Zhongpin, Inc. (b)*	7,700	113,344

		6,663,676

Health Care Equipment & Services 4.9%
Air Methods Corp. *	5,400	171,450
Align Technology, Inc. *	9,400	163,090
Alliance HealthCare Services, Inc. *	29,275	122,955
Allied Healthcare International, Inc. *	39,100	96,968
Allscripts-Misys Healthcare Solutions, Inc. *	8,080	134,855
Amedisys, Inc. (b)*	5,870	154,205
America Service Group, Inc.	4,900	86,436
American Dental Partners, Inc. *	10,400	119,184
American Medical Systems Holdings, Inc. *	11,015	246,295
AMN Healthcare Services, Inc. *	32,945	198,329
AmSurg Corp. *	20,125	368,690
Analogic Corp.	2,365	107,537
AngioDynamics, Inc. *	8,400	129,444
Assisted Living Concepts, Inc., Class A *	4,620	145,345
Bio-Reference Laboratories, Inc. *	5,400	113,238
BioScrip, Inc. *	29,600	125,800
Cantel Medical Corp.	3,000	47,640
Capital Senior Living Corp. *	23,600	127,440
Catalyst Health Solutions, Inc. *	10,100	349,258
Chemed Corp.	5,895	311,963
Computer Programs & Systems, Inc.	2,500	112,425
CONMED Corp. *	17,295	332,583
CorVel Corp. *	2,601	103,494
Cross Country Healthcare, Inc. *	18,265	162,193
Eclipsys Corp. *	12,220	240,856
Emdeon, Inc., Class A *	7,000	87,500
Emeritus Corp. (b)*	14,600	251,266
Ensign Group, Inc.	6,420	115,560
Five Star Quality Care, Inc. *	52,800	192,720
Gen-Probe, Inc. *	10,015	450,375
Gentiva Health Services, Inc. *	13,825	285,210
Greatbatch, Inc. *	10,220	230,768
Haemonetics Corp. *	6,000	331,500
Hanger Orthopedic Group, Inc. *	10,100	173,215
Healthways, Inc. *	19,160	272,838
HMS Holdings Corp. *	2,000	112,640
ICU Medical, Inc. *	3,650	135,817
IDEXX Laboratories, Inc. *	8,500	499,290
Immucor, Inc. *	12,300	236,406
Integra LifeSciences Holdings *	4,520	163,308
Invacare Corp.	15,965	380,446
inVentiv Health, Inc. *	21,670	562,120
Landauer, Inc.	2,350	147,509
LCA-Vision, Inc. *	12,530	65,031
LHC Group, Inc. *	3,760	86,442
Masimo Corp.	4,700	108,476
MedAssets, Inc. *	6,000	140,460
MedCath Corp. *	30,080	266,509
Medical Action Industries, Inc. *	4,400	60,280
MedQuist, Inc.	10,200	88,128
Meridian Bioscience, Inc.	6,125	117,661
Merit Medical Systems, Inc. *	7,820	132,314
Molina Healthcare, Inc. *	11,005	328,059
MWI Veterinary Supply, Inc. *	5,100	268,566
National Healthcare Corp.	4,650	162,378
Natus Medical, Inc. *	6,800	99,824
Odyssey HealthCare, Inc. *	6,800	181,968
Omnicell, Inc. *	8,200	101,024
Orthofix International N.V. *	5,960	180,469
PharMerica Corp. *	18,340	239,520
Phase Forward, Inc. *	9,320	156,576
Providence Service Corp. *	6,800	97,920
PSS World Medical, Inc. *	22,770	428,531
Psychiatric Solutions, Inc. *	20,595	682,518
Quality Systems, Inc.	2,430	133,456
RehabCare Group, Inc. *	6,945	147,165
Res-Care, Inc. *	33,225	326,269
ResMed, Inc. *	7,920	520,265
RTI Biologics, Inc. *	27,400	79,186
Select Medical Holdings Corp. *	11,900	77,945
Sirona Dental Systems, Inc. *	8,690	267,478
Skilled Healthcare Group, Inc., Class A *	36,960	98,314
SonoSite, Inc. *	2,080	60,840
STERIS Corp.	15,010	477,168
Sun Healthcare Group, Inc. *	43,200	357,696
Sunrise Senior Living, Inc. *	125,600	375,544
SurModics, Inc. *	4,160	54,579
Symmetry Medical, Inc. *	15,670	152,469
Syneron Medical Ltd. *	10,000	92,300
Team Health Holdings, Inc. *	6,400	83,904

 7

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Cooper Cos., Inc.	14,685	570,659
Thoratec Corp. *	6,700	246,426
TomoTherapy, Inc. *	29,600	98,568
Triple-S Management Corp., Class B *	26,700	530,796
VCA Antech, Inc. *	23,775	495,471
Volcano Corp. *	4,000	88,280
West Pharmaceutical Services, Inc.	9,940	361,220
Wright Medical Group, Inc. *	7,840	122,382
Zoll Medical Corp. *	4,725	125,024

		18,836,219

Household & Personal Products 0.8%
American Oriental Bioengineering, Inc. (b)*	29,300	74,129
Central Garden & Pet Co. *	11,000	114,510
Central Garden & Pet Co., Class A *	40,630	410,769
Elizabeth Arden, Inc. *	19,270	299,263
Herbalife Ltd.	14,305	710,100
Inter Parfums, Inc.	5,050	88,123
Mannatech, Inc. *	36,600	99,552
Nu Skin Enterprises, Inc., Class A	17,010	484,445
Nutraceutical International Corp. *	6,400	100,800
Prestige Brands Holdings, Inc. *	17,210	141,466
Revlon, Inc., Class A *	6,300	79,002
USANA Health Sciences, Inc. *	3,530	147,907
WD-40 Co.	5,915	215,070

		2,965,136

Insurance 2.8%
Alterra Capital Holdings Ltd.	22,855	442,244
American Equity Investment Life Holding Co.	46,715	504,522
American Physicians Capital, Inc.	5,033	206,101
American Safety Insurance Holdings Ltd. *	7,800	128,700
AMERISAFE, Inc. *	11,500	206,540
AmTrust Financial Services, Inc.	8,180	104,949
Argo Group International Holdings Ltd.	13,959	434,683
Assured Guaranty Ltd.	26,855	421,624
Baldwin & Lyons, Inc., Class B	4,900	109,466
Citizens, Inc. (b)*	11,680	78,022
CNA Surety Corp. *	9,520	164,220
Crawford & Co., Class B *	12,515	42,676
Donegal Group, Inc., Class A	5,800	68,208
EMC Insurance Group, Inc.	4,600	102,856
Employers Holdings, Inc.	25,100	390,054
Enstar Group Ltd. *	2,210	160,733
FBL Financial Group, Inc., Class A	12,100	274,549
First Mercury Financial Corp.	3,800	43,548
Flagstone Reinsurance Holdings S.A.	18,800	207,552
FPIC Insurance Group, Inc. *	4,125	121,894
Global Indemnity plc *	15,870	241,541
Greenlight Capital Re Ltd., Class A *	6,000	154,740
Hallmark Financial Services, Inc. *	13,400	135,876
Harleysville Group, Inc.	13,535	426,082
Hilltop Holdings, Inc. *	11,970	124,368
Horace Mann Educators Corp.	27,790	467,428
Infinity Property & Casualty Corp.	9,165	440,287
Kansas City Life Insurance Co.	1,677	54,637
Maiden Holdings Ltd.	14,600	100,156
Meadowbrook Insurance Group, Inc.	26,800	245,488
National Financial Partners Corp. *	34,185	366,805
National Interstate Corp.	5,200	116,012
National Western Life Insurance Co., Class A	1,700	262,072
PMA Capital Corp., Class A *	27,170	182,311
Presidential Life Corp.	18,645	182,908
RLI Corp.	8,650	479,989
Safety Insurance Group, Inc.	10,005	392,196
Seabright Holdings, Inc.	20,400	167,076
State Auto Financial Corp.	10,930	171,929
Stewart Information Services Corp.	24,700	246,753
Symetra Financial Corp.	15,200	177,232
The Navigators Group, Inc. *	7,065	301,181
Tower Group, Inc.	7,200	155,160
United Fire & Casualty Co.	14,460	310,022
Universal Insurance Holdings, Inc.	15,400	61,600
Validus Holdings Ltd.	22,800	566,352

		10,743,342

Materials 5.4%
A. Schulman, Inc.	20,133	394,406
A.M. Castle & Co. *	18,678	275,874
AEP Industries, Inc. *	4,740	136,986
AMCOL International Corp.	9,220	276,231
American Vanguard Corp.	12,100	103,455
Arch Chemicals, Inc.	14,490	496,572
Boise, Inc. *	73,300	439,067
Brush Engineered Materials, Inc. *	13,660	325,791
Buckeye Technologies, Inc. *	22,380	254,013
Calgon Carbon Corp. *	3,100	41,044
Carpenter Technology Corp.	19,680	687,816
Clearwater Paper Corp. *	3,380	208,309
Coeur d’Alene Mines Corp. *	40,800	621,384
Compass Minerals International, Inc.	5,130	362,640
Deltic Timber Corp.	2,200	100,716
Eagle Materials, Inc.	19,570	478,682
Ferro Corp. *	68,130	726,947
General Steel Holdings, Inc. (b)*	24,000	69,360
Georgia Gulf Corp. *	35,224	540,688
Globe Specialty Metals, Inc. *	10,100	116,453
H.B. Fuller Co.	22,480	459,491
Haynes International, Inc.	9,176	308,864
Headwaters, Inc. *	85,280	295,069
Hecla Mining Co. *	61,145	302,056
Horsehead Holding Corp. *	20,200	154,732
Innophos Holdings, Inc.	5,750	168,533
Innospec, Inc. *	23,180	254,980
Intrepid Potash, Inc. *	8,000	193,600
Kaiser Aluminum Corp.	6,480	265,680
KapStone Paper & Packaging Corp. *	8,300	94,952
Koppers Holdings, Inc.	10,060	249,890
Kraton Performance Polymers, Inc. *	10,900	255,714

8

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Landec Corp. *	13,900	89,655
LSB Industries, Inc. *	8,620	124,904
Mercer International, Inc. (b)*	75,600	405,972
Minerals Technologies, Inc.	8,210	428,316
Myers Industries, Inc.	23,005	181,970
Neenah Paper, Inc.	13,365	239,768
NewMarket Corp.	4,695	503,257
NL Industries, Inc.	9,565	80,920
Olympic Steel, Inc.	9,400	239,042
OM Group, Inc. *	19,035	513,945
Omnova Solutions, Inc. *	27,680	215,904
P.H. Glatfelter Co.	21,445	245,116
Penford Corp. *	11,300	62,602
PolyOne Corp. *	76,500	788,715
Qiao Xing Universal Resources, Inc. (b)*	58,100	95,865
Quaker Chemical Corp.	10,700	377,282
Royal Gold, Inc.	4,950	218,444
RTI International Metals, Inc. *	14,580	413,780
Schnitzer Steel Industries, Inc., Class A	13,610	623,610
Schweitzer-Mauduit International, Inc.	7,786	412,113
Sensient Technologies Corp.	23,345	687,744
ShengdaTech, Inc. (b)*	13,900	60,604
Solutia, Inc. *	35,740	504,291
Spartech Corp. *	32,765	342,722
Stepan Co.	6,265	413,553
Stillwater Mining Co. *	13,070	179,974
STR Holdings, Inc. *	5,200	116,480
Terra Nova Royalty Corp. *	7,600	65,512
Texas Industries, Inc.	11,785	391,262
Titanium Metals Corp. *	24,850	550,179
United States Lime & Minerals, Inc. *	2,500	106,800
Universal Stainless & Alloy Products, Inc. *	3,800	86,716
US Gold Corp. *	33,400	165,330
Valhi, Inc.	4,900	68,453
Verso Paper Corp. *	29,600	88,800
Walter Energy, Inc.	4,575	326,198
Wausau Paper Corp. *	40,010	273,268
Zep, Inc.	7,200	137,088
Zoltek Cos., Inc. *	9,400	98,230

		20,584,379

Media 2.4%
AH Belo Corp., Class A *	19,000	147,060
Alloy, Inc. *	12,100	114,829
Arbitron, Inc.	6,860	198,254
Belo Corp., Class A *	79,200	479,160
Carmike Cinemas, Inc. *	13,175	96,309
Cinemark Holdings, Inc.	10,700	156,113
CKX, Inc. *	27,995	146,694
CTC Media, Inc.	6,800	122,604
Entercom Communications Corp., Class A *	36,000	301,680
Entravision Communications Corp., Class A *	63,955	138,143
Fisher Communications, Inc. *	3,800	67,260
Global Sources Ltd. (b)*	13,800	119,508
Gray Television, Inc. *	120,700	313,820
Harte-Hanks, Inc.	31,835	359,099
John Wiley & Sons, Inc., Class A	13,515	532,221
Journal Communications, Inc., Class A *	55,015	261,871
Knology, Inc. *	6,700	75,710
Lee Enterprises, Inc. (b)*	108,450	318,843
Liberty Media Corp - Capital, Series A *	9,200	429,088
LIN TV Corp., Class A *	37,033	216,643
Lions Gate Entertainment Corp. (b)*	50,000	330,000
LodgeNet Interactive Corp. *	20,050	72,180
Martha Stewart Living Omnimedia, Inc., Class A *	17,700	89,385
Media General, Inc., Class A (b)*	40,770	421,154
Mediacom Communications Corp., Class A *	57,340	420,876
Morningstar, Inc. *	1,435	64,589
Playboy Enterprises, Inc., Class B *	26,900	145,529
PRIMEDIA, Inc.	25,000	75,500
Radio One, Inc., Class D *	60,330	66,363
RCN Corp. *	41,600	621,504
Scholastic Corp.	14,800	374,884
Sinclair Broadcast Group, Inc., Class A *	50,819	306,947
The McClatchy Co., Class A (b)*	134,600	471,100
Valassis Communications, Inc. *	16,785	580,257
World Wrestling Entertainment, Inc., Class A	29,800	477,992

		9,113,169

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Abraxis BioScience *	1,600	120,464
Accelrys, Inc. *	9,376	66,101
Affymetrix, Inc. *	25,690	125,624
Albany Molecular Research, Inc. *	16,100	104,650
Alexion Pharmaceuticals, Inc. *	3,600	195,696
Alkermes, Inc. *	16,300	210,270
Bruker Corp. *	10,185	134,136
Cambrex Corp. *	83,029	294,753
Caraco Pharmaceutical Laboratories Ltd. *	18,900	114,156
Celera Corp. *	21,785	145,742
Cubist Pharmaceuticals, Inc. *	7,040	151,923
Dionex Corp. *	2,750	207,625
Emergent Biosolutions, Inc. *	4,700	87,279
Enzon Pharmaceuticals, Inc. *	9,600	105,024
eResearch Technology, Inc. *	17,000	137,700
Illumina, Inc. *	10,360	464,439
K-V Pharmaceutical Co., Class A *	92,164	98,615
Kendle International, Inc. *	9,400	115,714
Luminex Corp. *	5,500	89,540
Martek Biosciences Corp. *	14,440	298,764
Medicis Pharmaceutical Corp., Class A	11,825	299,764
Myriad Genetics, Inc. *	7,240	105,052
Onyx Pharmaceuticals, Inc. *	3,100	80,600
Par Pharmaceutical Cos., Inc. *	12,670	334,488
PAREXEL International Corp. *	18,320	376,110
PDL BioPharma, Inc.	53,050	329,971

 9

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Perrigo Co.	12,280	687,803
Salix Pharmaceuticals Ltd. *	3,795	160,946
Techne Corp.	3,565	208,196
The Medicines Co. *	11,120	102,415
United Therapeutics Corp. *	3,020	147,648
Valeant Pharmaceuticals International (b)*	9,340	526,029
ViroPharma, Inc. *	19,960	262,873

		6,890,110

Real Estate 7.8%
Acadia Realty Trust	12,074	223,852
Agree Realty Corp.	4,900	113,190
Alexander’s, Inc.	320	106,934
American Campus Communities, Inc.	11,860	343,347
American Capital Agency Corp.	10,800	297,216
Anworth Mortgage Asset Corp.	50,055	348,883
Arbor Realty Trust, Inc. (b)*	66,200	409,778
Ashford Hospitality Trust *	118,585	1,042,362
Associated Estates Realty Corp.	10,800	149,472
Avatar Holdings, Inc. *	12,045	241,020
Capital Trust, Inc., Class A (b)*	91,500	164,700
CapLease, Inc.	45,900	224,910
Capstead Mortgage Corp.	42,350	495,495
Cedar Shopping Centers, Inc.	43,345	268,739
Chimera Investment Corp.	188,500	729,495
Cogdell Spencer, Inc.	17,100	127,053
Cohen & Co., Inc. *	16,900	84,331
Cousins Properties, Inc.	62,957	431,255
DCT Industrial Trust, Inc.	116,500	546,385
DiamondRock Hospitality Co. *	74,187	688,455
Digital Realty Trust, Inc.	11,610	733,984
DuPont Fabros Technology, Inc.	11,200	282,688
EastGroup Properties, Inc.	9,750	353,633
Education Realty Trust, Inc.	32,500	225,875
Entertainment Properties Trust	16,530	689,962
Equity Lifestyle Properties, Inc.	4,770	252,476
Equity One, Inc.	17,300	294,792
Extra Space Storage, Inc.	41,065	636,918
FelCor Lodging Trust, Inc. *	222,550	1,319,721
First Potomac Realty Trust	20,400	316,200
Forest City Enterprises, Inc., Class A *	49,460	628,142
Forestar Group, Inc. *	15,560	250,672
Franklin Street Properties Corp.	29,320	357,997
Getty Realty Corp.	6,960	166,762
Gladstone Commercial Corp.	6,600	112,464
Glimcher Realty Trust	93,725	623,271
Government Properties Income Trust	4,500	125,055
Grubb & Ellis Co. (b)*	61,600	73,920
Hatteras Financial Corp.	7,900	234,156
Healthcare Realty Trust, Inc.	28,300	664,201
Hersha Hospitality Trust	66,640	338,531
HomeBanc Corp. (c) (d)*	6,875	—
Inland Real Estate Corp.	52,430	435,169
Investors Real Estate Trust	31,425	266,170
Kilroy Realty Corp.	26,015	873,584
Kite Realty Group Trust	43,480	201,747
LaSalle Hotel Properties	28,540	676,969
LTC Properties, Inc.	6,830	168,360
Medical Properties Trust, Inc.	38,600	383,684
Mid-America Apartment Communities, Inc.	10,845	612,526
Mission West Properties, Inc.	15,600	110,136
Monmouth Real Estate Investment Corp., Class A	12,100	95,227
MPG Office Trust, Inc. *	196,420	616,759
National Health Investors, Inc.	7,235	272,398
NorthStar Realty Finance Corp.	128,032	439,150
OMEGA Healthcare Investors, Inc.	21,390	470,152
One Liberty Properties, Inc.	9,803	152,535
Parkway Properties, Inc.	18,420	307,798
Post Properties, Inc.	33,920	864,282
Potlatch Corp.	10,600	392,836
PS Business Parks, Inc.	5,750	333,903
RAIT Financial Trust (b)*	201,963	403,926
Ramco-Gershenson Properties Trust	34,670	398,705
Resource Capital Corp.	37,200	226,920
Saul Centers, Inc.	4,505	190,562
Sovran Self Storage, Inc.	13,170	484,656
Strategic Hotel & Resorts, Inc. *	175,555	809,309
Sun Communities, Inc.	14,455	420,640
Sunstone Hotel Investors, Inc. *	68,065	702,431
Tanger Factory Outlet Centers, Inc.	7,990	357,153
Taubman Centers, Inc.	11,495	471,180
The St. Joe Co. *	19,370	499,552
U-Store-It Trust	56,275	454,139
Universal Health Realty Income Trust	3,400	113,152
Urstadt Biddle Properties	6,500	100,750
Urstadt Biddle Properties, Class A	9,495	169,296
Washington Real Estate Investment Trust	20,055	608,669
Winthrop Realty Trust	7,700	94,864

		29,897,581

Retailing 5.2%
1-800-FLOWERS.COM, Inc., Class A *	98,547	219,760
99 Cents Only Stores *	18,240	303,149
Aeropostale, Inc. *	14,255	405,270
America’s Car-Mart, Inc. *	2,400	55,872
Audiovox Corp., Class A *	29,920	222,904
bebe stores, Inc.	15,090	89,786
Big 5 Sporting Goods Corp.	14,140	194,284
Blue Nile, Inc. (b)*	1,700	86,530
Books-A-Million, Inc. (b)	22,700	147,096
Borders Group, Inc. (b)*	240,000	319,200
Brown Shoe Co., Inc.	35,942	525,472
Build-A-Bear Workshop, Inc. *	27,050	163,653
Cache, Inc. *	19,600	101,136
Casual Male Retail Group, Inc. *	37,600	130,096
Christopher & Banks Corp.	35,840	264,858
Citi Trends, Inc. *	3,900	122,421
Coldwater Creek, Inc. *	54,860	215,051
Conn’s, Inc. (b)*	46,465	244,406
Destination Maternity Corp. *	6,200	191,890
drugstore.com, Inc. *	27,500	75,900
DSW, Inc., Class A *	18,325	487,628

10

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fred’s, Inc., Class A	33,570	363,899
Genesco, Inc. *	19,700	537,613
Guess?, Inc.	5,155	184,033
Haverty Furniture Cos., Inc.	15,200	184,224
hhgregg, Inc. *	6,300	127,827
Hibbett Sports, Inc. *	6,385	169,011
Hot Topic, Inc.	39,100	206,839
HSN, Inc. *	22,100	649,740
J. Crew Group, Inc. *	6,750	240,502
Jo-Ann Stores, Inc. *	10,450	437,750
Jos. A. Bank Clothiers, Inc. *	5,790	339,757
Kirkland’s, Inc. *	4,522	76,241
Lithia Motors, Inc., Class A	78,535	691,108
LKQ Corp. *	29,100	575,598
Lumber Liquidators Holdings, Inc. *	3,800	94,316
MarineMax, Inc. *	23,500	178,600
Monro Muffler Brake, Inc.	4,160	170,726
Netflix, Inc. *	7,855	805,530
New York & Co, Inc. *	45,600	101,688
NutriSystem, Inc. (b)	6,930	135,551
Orbitz Worldwide, Inc. *	24,500	110,495
Overstock.com, Inc. (b)*	6,960	137,599
Pacific Sunwear of California, Inc. *	104,830	423,513
Pier 1 Imports, Inc. *	50,285	351,492
Priceline.com, Inc. *	2,520	565,488
Retail Ventures, Inc. *	40,700	394,383
Sally Beauty Holdings, Inc. *	33,365	315,633
Select Comfort Corp. *	22,470	175,266
Shoe Carnival, Inc. *	7,800	164,190
Shutterfly, Inc. *	1,800	45,144
Stage Stores, Inc.	26,055	286,605
Stein Mart, Inc. *	31,515	243,296
Syms Corp. *	2,800	20,916
Systemax, Inc.	9,145	149,612
The Bon-Ton Stores, Inc. (b)*	35,811	342,353
The Buckle, Inc. (b)	7,722	212,741
The Cato Corp., Class A	15,195	353,740
The Children’s Place Retail Stores, Inc. *	14,760	617,706
The Dress Barn, Inc. *	23,871	589,614
The Finish Line, Inc., Class A	27,852	398,562
The Gymboree Corp. *	7,760	336,008
The Men’s Wearhouse, Inc.	29,155	567,356
The Pep Boys - Manny, Moe & Jack	51,515	494,544
The Talbots, Inc. *	15,880	182,461
TravelCenters of America L.L.C. *	106,100	287,531
Tuesday Morning Corp. *	30,230	131,803
Ulta Salon, Cosmetics & Fragrance, Inc. *	14,000	353,640
ValueVision Media, Inc., Class A *	27,720	50,728
Vitamin Shoppe, Inc. *	4,200	114,744
West Marine, Inc. *	15,280	158,606
Wet Seal, Inc., Class A *	38,060	128,643
Zale Corp. (b)*	110,400	194,304
Zumiez, Inc. *	7,080	129,564

		19,865,195

Semiconductors & Semiconductor Equipment 3.8%
Actel Corp. *	6,830	100,128
Advanced Energy Industries, Inc. *	14,520	255,697
ANADIGICS, Inc. *	15,800	69,362
Applied Micro Circuits Corp. *	13,240	158,350
Atheros Communications *	8,345	220,642
Atmel Corp. *	136,700	714,941
ATMI, Inc. *	12,615	187,207
Avago Technologies Ltd. *	16,400	356,864
Axcelis Technologies, Inc. *	102,260	170,774
Brooks Automation, Inc. *	29,490	225,009
Cabot Microelectronics Corp. *	6,730	220,004
Canadian Solar, Inc. *	5,300	64,130
Cirrus Logic, Inc. *	12,535	244,432
Cohu, Inc.	5,710	89,533
Cree, Inc. *	9,195	651,374
Cymer, Inc. *	10,020	333,466
Cypress Semiconductor Corp. *	30,605	324,413
Diodes, Inc. *	8,397	148,459
DSP Group, Inc. *	13,140	91,717
Energy Conversion Devices, Inc. (b)*	32,130	155,509
Entegris, Inc. *	53,745	247,764
Evergreen Solar, Inc. (b)*	103,000	67,980
Exar Corp. *	10,015	70,005
FEI Co. *	12,120	237,067
FormFactor, Inc. *	10,265	99,365
Hittite Microwave Corp. *	3,255	149,600
Integrated Device Technology, Inc. *	74,380	432,148
International Rectifier Corp. *	29,900	583,947
Intersil Corp., Class A	42,000	477,120
IXYS Corp. *	7,300	64,459
Kulicke & Soffa Industries, Inc. *	19,980	134,266
Lattice Semiconductor Corp. *	37,200	206,832
Micrel, Inc.	9,850	95,742
Microsemi Corp. *	20,745	331,090
MKS Instruments, Inc. *	20,350	436,711
Monolithic Power Systems *	4,600	81,052
Netlogic Microsystems, Inc. *	4,290	126,812
OmniVision Technologies, Inc. *	19,880	443,523
Pericom Semiconductor Corp. *	9,900	90,486
Photronics, Inc. *	66,725	301,597
PMC-Sierra, Inc. *	46,025	372,802
Power Integrations, Inc.	3,360	118,776
RF Micro Devices, Inc. *	66,345	276,659
Semtech Corp. *	14,205	246,883
Sigma Designs, Inc. *	10,450	107,008
Silicon Image, Inc. *	62,760	267,358
Silicon Laboratories, Inc. *	4,190	167,809
Skyworks Solutions, Inc. *	38,310	671,574
Standard Microsystems Corp. *	9,890	217,778
SunPower Corp., Class A (b)*	13,700	170,291
SunPower Corp., Class B *	10,469	120,812
Supertex, Inc. *	3,600	93,384
Teradyne, Inc. *	45,400	488,504
Tessera Technologies, Inc. *	16,190	274,906
Trident Microsystems, Inc. *	26,500	47,435
TriQuint Semiconductor, Inc. *	44,560	308,801
Ultra Clean Holdings, Inc. *	10,800	116,964
Ultratech, Inc. *	7,200	130,104
Varian Semiconductor Equipment Associates, Inc. *	12,612	356,415
Veeco Instruments, Inc. *	5,860	253,738
Verigy Ltd. *	21,620	192,418

 11

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zoran Corp. *	20,235	174,021

		14,634,017

Software & Services 6.9%
ACI Worldwide, Inc. *	9,100	176,540
Acxiom Corp. *	35,115	538,664
Advent Software, Inc. *	2,560	131,226
Ancestry.com, Inc. *	5,300	104,622
ANSYS, Inc. *	11,500	516,925
Ariba, Inc. *	12,745	203,538
AsiaInfo-Linkage, Inc. *	7,500	153,000
Blackbaud, Inc.	5,600	132,664
Blackboard, Inc. *	2,720	103,278
Cadence Design Systems, Inc. *	79,100	550,536
Cass Information Systems, Inc.	3,100	107,694
CDC Corp., Class A (b)*	54,190	108,380
CIBER, Inc. *	95,570	318,248
Compuware Corp. *	84,300	689,574
Concur Technologies, Inc. *	4,300	199,004
CSG Systems International, Inc. *	11,545	217,739
DealerTrack Holdings, Inc. *	9,595	149,778
Deltek, Inc. *	11,800	88,500
Diamond Management & Technology Consultants, Inc.	17,100	185,535
Dice Holdings, Inc. *	12,700	104,140
Digital River, Inc. *	12,650	332,568
Dynamics Research Corp. *	4,200	40,824
EarthLink, Inc.	62,475	551,654
Epicor Software Corp. *	24,065	186,263
EPIQ Systems, Inc. *	10,570	137,621
Equinix, Inc. *	7,007	655,225
Euronet Worldwide, Inc. *	15,295	240,132
Exlservice Holdings, Inc. *	2,700	50,301
FactSet Research Systems, Inc.	4,865	364,875
Fair Isaac Corp.	14,705	350,714
Forrester Research, Inc. *	2,725	87,963
Gartner, Inc. *	9,500	239,115
Genpact Ltd. *	29,350	442,304
GigaMedia Ltd. *	29,500	63,425
Global Cash Access Holdings, Inc. *	23,735	97,551
Global Payments, Inc.	13,570	511,996
GSI Commerce, Inc. *	11,980	269,790
Heartland Payment Systems, Inc.	16,665	262,974
iGATE Corp.	10,400	184,600
Informatica Corp. *	10,755	324,048
InfoSpace, Inc. *	11,900	93,177
Internap Network Services Corp. *	23,200	108,576
Internet Brands, Inc., Class A *	11,500	126,270
j2 Global Communications, Inc. *	8,485	199,652
Jack Henry & Associates, Inc.	24,180	614,172
JDA Software Group, Inc. *	10,185	239,348
Kenexa Corp. *	11,400	137,142
Lawson Software, Inc. *	40,600	323,582
Lender Processing Services, Inc.	15,800	504,652
Lionbridge Technologies, Inc. *	41,200	202,704
Liquidity Services, Inc. *	7,700	104,566
Manhattan Associates, Inc. *	5,095	136,852
ManTech International Corp., Class A *	10,200	404,430
MAXIMUS, Inc.	4,145	249,488
Mentor Graphics Corp. *	43,020	413,852
MICROS Systems, Inc. *	15,140	541,709
MicroStrategy, Inc., Class A *	2,728	226,397
ModusLink Global Solutions, Inc. *	31,275	205,164
Monotype Imaging Holdings, Inc. *	10,100	84,032
NCI, Inc., Class A *	3,400	80,104
Ness Technologies, Inc. *	29,400	131,418
Net 1 UEPS Technologies, Inc. *	14,760	214,758
NetScout Systems, Inc. *	7,000	110,950
NeuStar, Inc., Class A *	12,575	292,117
Novell, Inc. *	103,115	622,815
Openwave Systems, Inc. *	56,435	114,563
Parametric Technology Corp. *	28,040	503,038
Perficient, Inc. *	8,600	74,390
PRGX Global, Inc. *	16,400	90,364
Progress Software Corp. *	11,250	336,375
Quest Software, Inc. *	20,380	410,861
Rackspace Hosting, Inc. (b)*	6,720	125,664
Radiant Systems, Inc. *	10,200	144,942
RealNetworks, Inc. *	35,545	118,009
Red Hat, Inc. *	12,000	385,800
Renaissance Learning, Inc.	7,840	108,976
Rovi Corp. *	17,369	772,920
S1 Corp. *	17,400	102,138
Salesforce.com, Inc. *	3,735	369,578
Sapient Corp.	20,980	230,780
SAVVIS, Inc. *	12,260	216,144
SINA Corp. *	7,280	311,438
Sohu.com, Inc. *	5,000	235,100
Solera Holdings, Inc.	10,660	404,867
SRA International, Inc., Class A *	20,815	462,509
StarTek, Inc. *	19,400	89,628
Synchronoss Technologies, Inc. *	4,800	93,552
Syntel, Inc.	3,955	163,183
Take-Two Interactive Software, Inc. *	41,255	422,864
Taleo Corp., Class A *	5,300	130,380
TeleCommunication Systems, Inc., Class A *	13,100	47,029
TeleTech Holdings, Inc. *	16,210	225,319
Telvent GIT, S.A. (b)*	3,300	71,049
The Knot, Inc. *	12,900	106,167
THQ, Inc. *	66,710	304,198
TIBCO Software, Inc. *	45,330	614,675
TNS, Inc. *	8,495	166,927
Tyler Technologies, Inc. *	1,980	32,531
United Online, Inc.	49,927	315,539
ValueClick, Inc. *	27,880	305,286
VeriFone Systems, Inc. *	8,500	185,980
VistaPrint N.V. *	2,420	79,981
WebMD Health Corp. *	5,408	250,228
Websense, Inc. *	5,590	103,750
Wright Express Corp. *	19,100	668,309

		26,436,486

Technology Hardware & Equipment 5.8%
Acme Packet, Inc. *	5,100	144,126
ADC Telecommunications, Inc. *	67,120	854,438
ADPT Corp. *	47,395	144,555
ADTRAN, Inc.	15,345	484,595
Agilysys, Inc. *	15,322	121,503
Anaren, Inc. *	1,300	20,566

12

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Arris Group, Inc. *	53,305	496,803
Aviat Networks, Inc. *	30,560	123,462
Avid Technology, Inc. *	22,025	284,783
Bel Fuse, Inc., Class B	4,300	101,394
Black Box Corp.	11,140	339,102
Blue Coat Systems, Inc. *	4,500	98,550
Checkpoint Systems, Inc. *	19,480	389,016
China Security & Surveillance Technology, Inc. (b)*	11,300	64,862
Ciena Corp. *	16,560	216,770
Cogent, Inc. *	2,480	22,295
Cognex Corp.	11,065	206,362
Cogo Group, Inc. *	13,500	88,695
Coherent, Inc. *	11,040	408,701
Comtech Telecommunications Corp. *	10,670	230,152
CPI International, Inc. *	8,000	112,560
CTS Corp.	25,395	237,443
Daktronics, Inc.	15,265	130,058
DG Fastchannel, Inc. *	4,000	152,520
Digi International, Inc. *	7,700	63,987
Electro Rent Corp.	5,905	81,489
Electro Scientific Industries, Inc. *	12,735	146,198
Electronics for Imaging, Inc. *	22,802	242,841
EMS Technologies, Inc. *	9,900	164,736
Emulex Corp. *	27,865	242,425
Extreme Networks, Inc. *	38,065	108,866
F5 Networks, Inc. *	7,540	662,238
FARO Technologies, Inc. *	4,200	86,394
Finisar Corp. (b)*	9,230	147,957
Gerber Scientific, Inc. *	38,900	223,286
Harmonic, Inc. *	27,800	193,766
Hughes Communications, Inc. *	4,130	103,580
Hutchinson Technology, Inc. *	30,200	114,760
Hypercom Corp. *	25,000	108,250
Imation Corp. *	61,085	569,312
Infinera Corp. *	14,700	133,035
InterDigital, Inc. *	6,000	163,740
Intermec, Inc. *	16,835	176,767
Intevac, Inc. *	5,600	61,600
IPG Photonics Corp. *	6,960	112,126
Itron, Inc. *	8,825	574,243
Ixia *	10,215	112,161
JDS Uniphase Corp. *	41,600	451,360
L-1 Identity Solutions, Inc. *	36,560	298,330
Littelfuse, Inc. *	8,845	314,970
Loral Space & Communications, Inc. *	6,250	299,000
Measurement Specialties, Inc. *	10,200	170,340
Mercury Computer Systems, Inc. *	11,500	151,800
Methode Electronics, Inc.	24,030	256,640
MTS Systems Corp.	5,480	158,536
Multi-Fineline Electronix, Inc. *	4,820	122,139
Nam Tai Electronics, Inc. *	64,240	279,444
National Instruments Corp.	10,295	328,410
NETGEAR, Inc. *	7,350	176,400
Newport Corp. *	20,130	256,255
Novatel Wireless, Inc. *	17,300	115,910
Oplink Communications, Inc. *	5,800	93,438
Opnext, Inc. *	52,000	93,600
Orbotech Ltd. *	21,100	232,522
OSI Systems, Inc. *	5,090	141,451
Park Electrochemical Corp.	8,610	236,258
PC Connection, Inc. *	20,000	138,200
PC Mall, Inc. *	24,300	102,789
Plantronics, Inc.	11,310	338,961
Plexus Corp. *	14,680	428,656
Polycom, Inc. *	21,270	631,294
Power-One, Inc. *	40,000	497,200
Powerwave Technologies, Inc. (b)*	119,620	217,708
QLogic Corp. *	29,280	466,138
Quantum Corp. *	71,000	113,600
RadiSys Corp. *	10,000	98,700
Riverbed Technology, Inc. *	5,000	185,450
Rofin-Sinar Technologies, Inc. *	12,710	267,673
Rogers Corp. *	4,220	130,609
ScanSource, Inc. *	19,340	533,397
Silicon Graphics International Corp. *	15,860	123,708
Smart Modular Technologies (WWH), Inc. *	26,300	142,283
Sonus Networks, Inc. *	76,570	220,522
STEC, Inc. *	5,400	84,240
Super Micro Computer, Inc. *	10,100	145,844
Sycamore Networks, Inc.	10,000	232,800
Symmetricom, Inc. *	13,200	70,356
Synaptics, Inc. (b)*	5,605	175,437
Technitrol, Inc.	53,010	211,510
Tekelec *	17,635	249,359
TESSCO Technologies, Inc.	4,200	59,304
TTM Technologies, Inc. *	32,800	336,200
UTStarcom, Inc. *	219,900	468,387
ViaSat, Inc. *	8,715	314,960
Westell Technologies, Inc., Class A *	90,533	168,391
Xyratex Ltd. *	19,425	252,331
Zebra Technologies Corp., Class A *	17,220	472,517

		22,122,395

Telecommunication Services 1.4%
AboveNet, Inc. *	2,700	143,640
Alaska Communication Systems Group, Inc.	42,440	392,994
Atlantic Tele-Network, Inc.	2,200	98,362
Cbeyond, Inc. *	4,060	61,834
Cincinnati Bell, Inc. *	196,615	581,980
Clearwire Corp., Class A *	15,000	104,700
Cogent Communications Group, Inc. *	6,900	59,478
Consolidated Communications Holdings, Inc.	13,300	232,218
General Communication, Inc., Class A *	51,860	439,773
Global Crossing Ltd. *	17,885	206,929
Globalstar, Inc. (b)*	46,080	81,101
IDT Corp., Class B *	36,100	668,572
Iridium Communications, Inc. *	12,200	125,782
Neutral Tandem, Inc. *	5,300	56,710
NTELOS Holdings Corp.	11,340	212,171
PAETEC Holding Corp. *	53,900	211,827
Premiere Global Services, Inc. *	34,700	217,222
SBA Communications Corp., Class A *	10,005	361,981

 13

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shenandoah Telecommunications Co.	6,800	132,464
SureWest Communications *	21,870	148,935
Syniverse Holdings, Inc. *	19,165	427,955
USA Mobility, Inc.	34,505	511,709

		5,478,337

Transportation 3.7%
Aegean Marine Petroleum Network, Inc.	5,800	119,248
Air Transport Services Group, Inc. *	73,730	391,506
AirTran Holdings, Inc. *	120,595	581,268
Allegiant Travel Co.	2,080	92,331
American Commercial Lines, Inc. *	5,261	127,053
Arkansas Best Corp.	17,140	386,850
Atlas Air Worldwide Holdings, Inc. *	13,000	760,240
Celadon Group, Inc. *	10,980	171,727
Copa Holdings S.A., Class A	6,800	351,220
Danaos Corp. (b)*	21,100	87,776
Diana Shipping, Inc. *	25,635	338,895
DryShips, Inc. (b)*	116,420	525,054
Dynamex, Inc. *	7,600	102,296
Eagle Bulk Shipping, Inc. (b)*	49,960	241,806
Euroseas Ltd.	34,500	121,785
Excel Maritime Carriers Ltd. (b)*	42,124	259,484
ExpressJet Holdings, Inc. *	65,400	196,200
Forward Air Corp.	8,325	241,758
Genco Shipping & Trading Ltd. *	22,345	373,162
Genesee & Wyoming, Inc., Class A *	12,165	497,305
Global Ship Lease, Inc., Class A (b)*	39,300	95,106
Hawaiian Holdings, Inc. *	19,840	119,040
Heartland Express, Inc.	22,965	367,899
Horizon Lines, Inc., Class A	58,450	271,208
Hub Group, Inc., Class A *	16,610	534,012
International Shipholding Corp.	3,500	87,290
Kirby Corp. *	19,620	754,193
Knight Transportation, Inc.	13,525	282,943
Landstar System, Inc.	13,170	533,912
Macquarie Infrastructure Co. L.L.C. *	40,000	573,200
Marten Transport Ltd. *	10,600	240,832
Navios Maritime Holdings, Inc. (b)	46,200	259,182
OceanFreight, Inc., Class A *	53,533	64,775
Old Dominion Freight Line, Inc. *	18,100	713,683
Pacer International, Inc. *	69,160	569,878
Paragon Shipping, Inc., Class A	23,600	97,940
Park-Ohio Holdings Corp. *	14,600	197,830
Patriot Transportation Holding, Inc. *	1,100	83,545
Pinnacle Airlines Corp. *	25,700	142,635
RailAmerica, Inc. *	7,900	87,769
Republic Airways Holdings, Inc. *	69,630	435,188
Safe Bulkers, Inc.	12,100	94,864
Saia, Inc. *	21,300	321,630
Seaspan Corp.	38,600	435,408
Star Bulk Carriers Corp. (b)	52,900	139,127
TBS International plc, Class A *	47,500	312,550
Ultrapetrol Bahamas Ltd. *	31,900	152,482
Universal Truckload Services, Inc. *	4,000	60,760
USA Truck, Inc. *	4,600	75,394
YRC Worldwide, Inc. (b)*	502,800	198,606

		14,269,845

Utilities 1.9%
ALLETE, Inc.	19,920	718,315
American States Water Co.	8,415	296,881
California Water Service Group	8,440	300,042
Cascal N.V.	15,800	100,172
Central Vermont Public Service Corp.	8,045	170,876
CH Energy Group, Inc.	12,005	501,809
Chesapeake Utilities Corp.	3,850	127,974
Connecticut Water Service, Inc.	4,000	92,800
El Paso Electric Co. *	26,390	567,385
ITC Holdings Corp.	9,370	531,654
MGE Energy, Inc.	11,400	427,158
Middlesex Water Co.	5,500	91,025
Northwest Natural Gas Co.	13,005	616,567
Ormat Technologies, Inc.	4,600	127,972
SJW Corp.	7,320	182,195
South Jersey Industries, Inc.	11,540	539,149
Southwest Water Co.	13,300	144,305
The Empire District Electric Co.	24,010	471,796
The Laclede Group, Inc.	18,240	637,306
UIL Holdings Corp.	19,225	523,881
Unitil Corp.	5,700	124,545

		7,293,807

Total Common Stock
(Cost $334,522,448)		376,530,489

Other Investment Company 1.2% of net assets

Money Fund 1.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	4,485,356	4,485,356

Total Other Investment Company
(Cost $4,485,356)		4,485,356

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

U.S. Treasury Obligation 0.2%
U.S. Treasury Bills
0.08%, 09/16/10 (a)	615,000	614,943

Total Short-Term Investment
(Cost $614,941)		614,943

End of Investments.

14

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 3.9% of net assets

State Street Navigator Security Lending Prime Portfolio	14,882,949	14,882,949

Total Collateral Invested for Securities on Loan
(Cost $14,882,949)		14,882,949

End of Collateral Invested for Securities on Loan

At 07/31/10 tax basis cost of the fund’s investments was $340,778,120 and the unrealized appreciation and depreciation were $70,876,858 and ($30,024,190), respectively, with a net unrealized appreciation of $40,852,668.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

In addition to the above, the fund held the following at 07/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 09/17/10	60	3,897,600	202,695

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 15

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$376,530,489	$—	$—	$376,530,489
Other Investment Company(a)	4,485,356	—	—	4,485,356
Total Short-Term Investment(a)	—	614,943	—	614,943

Total	$381,015,845	$614,943	$—	$381,630,788

Other Financial Instruments
Collateral Invested for Securities on Loan	$14,882,949	$—	$—	$14,882,949
Futures Contract*	202,695	—	—	202,695

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into equity index futures contracts (“futures”) during the period ended July 31, 2010. The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46847JUL10

16

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

	98.0%	Common Stock	257,883,657	262,413,849
	1.2%	Other Investment Company	2,895,609	3,115,200
	0.4%	Preferred Stock	1,182,468	1,172,068
	—%	Rights	—	449
	—%	Warrants	2,575	2,097
	0.1%	Short-Term Investment	356,970	356,970

	99.7%	Total Investments	262,321,279	267,060,633
	0.7%	Collateral Invested for Securities on Loan	1,781,618	1,781,618
(0	.4)%	Other Assets and Liabilities, Net		(1,108,321)

	100.0%	Total Net Assets		267,733,930

	Number	Value
Security	of Shares	($)

Common Stock 98.0% of net assets

Australia 4.8%

Banks 1.5%
Australia & New Zealand Banking Group Ltd.	41,132	860,637
Commonwealth Bank of Australia	22,677	1,081,873
National Australia Bank Ltd.	48,479	1,105,836
Westpac Banking Corp.	38,475	836,672

		3,885,018

Capital Goods 0.0%
Leighton Holdings Ltd.	1,928	51,526

Commercial & Professional Supplies 0.0%
Brambles Ltd.	17,995	88,041

Consumer Services 0.1%
Crown Ltd.	7,173	51,771
TABCORP Holdings Ltd.	24,645	152,824
Tatts Group Ltd.	34,854	77,271

		281,866

Diversified Financials 0.1%
BGP Holdings plc (a) (b)	453,854	—
Macquarie Group Ltd.	5,740	193,783

		193,783

Energy 0.2%
Caltex Australia Ltd.	5,858	54,426
Origin Energy Ltd.	11,110	155,323
Santos Ltd.	8,369	100,925
Woodside Petroleum Ltd.	4,184	157,956
WorleyParsons Ltd.	2,762	57,873

		526,503

Food & Staples Retailing 0.4%
Metcash Ltd.	20,141	81,093
Wesfarmers Ltd.	15,743	443,502
Wesfarmers Ltd., Price Protected Shares	2,598	73,358
Woolworths Ltd.	18,608	434,277

		1,032,230

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	5,539	57,494
Foster’s Group Ltd.	31,527	164,615

		222,109

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	5,522	51,549

Insurance 0.4%
AMP Ltd.	37,443	179,900
AXA Asia Pacific Holdings Ltd.	13,351	65,617
Insurance Australia Group Ltd.	47,110	145,809
QBE Insurance Group Ltd.	15,324	231,610
Suncorp-Metway Ltd.	39,687	300,973

		923,909

Materials 1.3%
Alumina Ltd.	44,300	62,404
Amcor Ltd.	25,178	149,725
BHP Billiton Ltd.	48,971	1,777,660
BlueScope Steel Ltd. *	71,607	154,085
Boral Ltd.	17,731	68,108
DuluxGroup Ltd. *	18,483	41,470
Incitec Pivot Ltd.	27,993	82,555
Newcrest Mining Ltd.	2,489	73,976
OneSteel Ltd.	29,978	81,289
Orica Ltd.	5,142	117,220
Rio Tinto Ltd.	12,212	783,815
Sims Metal Management Ltd.	4,577	73,700

		3,466,007

Media 0.0%
Fairfax Media Ltd.	45,941	61,331

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CSL Ltd.	3,733	111,919

Real Estate 0.4%
CFS Retail Property Trust	27,970	47,602
Dexus Property Group	116,220	85,847
Goodman Group	131,503	73,246
GPT Group	37,567	97,377
Lend Lease Corp., Ltd.	15,466	102,051
Mirvac Group	69,806	83,910
Stockland	48,937	168,120
Westfield Group	36,727	406,257

		1,064,410

 1

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.2%
Telstra Corp., Ltd.	147,546	430,018

Transportation 0.1%
Intoll Group	72,731	96,592
MAP Group	20,464	54,912
Qantas Airways Ltd. *	46,082	103,278
Toll Holdings Ltd.	13,299	71,623
Transurban Group	14,681	59,402

		385,807

Utilities 0.0%
AGL Energy Ltd.	6,456	86,399

		12,862,425

Austria 0.5%

Banks 0.1%
Erste Group Bank AG	6,216	248,777
Raiffeisen International Bank-Holding AG	1,400	63,507

		312,284

Capital Goods 0.1%
Strabag SE	2,225	51,113
Wienerberger AG *	5,248	72,753

		123,866

Energy 0.1%
OMV AG	5,490	183,564

Insurance 0.0%
Vienna Insurance Group AG	645	30,587

Materials 0.1%
Voestalpine AG	6,048	193,353

Real Estate 0.0%
Immofinanz AG *	34,033	111,884

Telecommunication Services 0.1%
Telekom Austria AG	14,893	191,571

Utilities 0.0%
EVN AG	1,357	23,131
Verbund AG	1,010	35,833

		58,964

		1,206,073

Belgium 1.1%

Banks 0.2%
Dexia S.A. *	52,834	258,397
KBC GROEP N.V. *	7,109	312,900

		571,297

Diversified Financials 0.1%
Banque Nationale de Belgique	9	43,047
Compagnie Nationale a Portefeuille / Nationale Portefeuille Maatschappij	604	28,917
Groupe Bruxelles Lambert S.A.	1,535	119,165
KBC Ancora *	591	12,358

		203,487

Food & Staples Retailing 0.1%
Colruyt S.A.	115	28,329
Delhaize Group	3,515	259,515

		287,844

Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	7,051	373,515

Insurance 0.3%
Ageas	282,066	772,811

Materials 0.1%
Solvay S.A.	1,287	125,933
Umicore	3,969	133,852

		259,785

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	2,419	78,009

Retailing 0.0%
S.A. D’Ieteren N.V.	98	47,273

Telecommunication Services 0.1%
Belgacom S.A.	4,734	169,875
Mobistar S.A.	515	29,694

		199,569

		2,793,590

Canada 5.5%

Automobiles & Components 0.1%
Magna International, Inc., Class A	4,759	354,269

Banks 1.5%
Bank of Montreal (c)	10,513	642,918
Bank of Nova Scotia	16,148	810,345
Canadian Imperial Bank of Commerce	6,677	458,534
National Bank of Canada	2,930	168,125
Royal Bank of Canada	19,922	1,041,010
The Toronto-Dominion Bank	13,559	964,911

		4,085,843

Capital Goods 0.1%
Bombardier, Inc., Class A	9,500	42,970
Bombardier, Inc., Class B	23,168	105,017
Finning International, Inc.	3,780	72,728

		220,715

Diversified Financials 0.1%
CI Financial Corp.	3,500	66,184
IGM Financial, Inc.	2,020	79,460
Onex Corp.	5,761	154,329

		299,973

Energy 1.1%
Cameco Corp.	2,600	66,211
Canadian Natural Resources Ltd.	10,700	368,445
Cenovus Energy, Inc.	4,709	132,606
Enbridge, Inc.	5,419	263,768
EnCana Corp.	19,909	608,667
Husky Energy, Inc.	6,167	151,528
Imperial Oil Ltd.	3,923	153,478
Nexen, Inc.	7,426	154,219
Suncor Energy, Inc.	10,745	354,212
Talisman Energy, Inc.	14,081	240,379
TransCanada Corp.	10,635	375,828

		2,869,341

2

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	5,037	104,998
Empire Co., Ltd, Class A	2,533	137,978
George Weston Ltd.	1,805	137,844
Loblaw Cos., Ltd.	3,264	138,586
Metro, Inc., Class A	2,240	95,740
Shoppers Drug Mart Corp.	2,959	100,941
The Jean Coutu Group (PJC), Inc., Class A	6,123	50,923

		767,010

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	1,800	54,995
Viterra, Inc. *	8,100	63,426

		118,421

Insurance 0.7%
Fairfax Financial Holdings Ltd.	362	144,194
Great-West Lifeco, Inc.	5,420	132,436
Intact Financial Corp.	2,123	96,728
Manulife Financial Corp.	37,748	599,973
Power Corp. of Canada	13,515	351,005
Power Financial Corp.	6,214	170,333
Sun Life Financial, Inc.	14,690	413,243

		1,907,912

Materials 0.5%
Agrium, Inc.	1,712	107,744
Barrick Gold Corp.	7,258	298,354
Gerdau Ameristeel Corp. *	4,948	54,339
Goldcorp, Inc.	5,110	200,314
Kinross Gold Corp.	3,753	61,586
Potash Corp. of Saskatchewan, Inc.	1,614	168,944
Teck Resources Ltd., Class B	7,357	258,985
Yamana Gold, Inc.	6,676	62,795

		1,213,061

Media 0.2%
Quebecor, Inc., Class B	2,692	91,387
Shaw Communications, Inc., Class B	5,777	113,399
Thomson Reuters Corp.	6,007	224,609

		429,395

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	10,555	264,684
Brookfield Properties Corp.	5,891	88,819
RioCan Real Estate Investment Trust	3,772	74,849

		428,352

Retailing 0.0%
Canadian Tire Corp., Ltd., Class A	2,119	117,858

Software & Services 0.0%
CGI Group, Inc., Class A *	4,717	67,448

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	8,412	74,788
Research In Motion Ltd. *	2,206	126,925

		201,713

Telecommunication Services 0.3%
BCE, Inc.	7,353	224,942
Manitoba Telecom Services, Inc.	2,500	67,190
Rogers Communications, Inc., Class B	6,904	240,084
Telus Corp.	2,378	94,098
Telus Corp. - Non Voting	1,331	49,949

		676,263

Transportation 0.2%
Canadian National Railway Co.	5,623	353,718
Canadian Pacific Railway Ltd.	3,232	192,999

		546,717

Utilities 0.1%
ATCO Ltd., Class I	1,433	70,475
Canadian Utilities Ltd., Class A	2,280	108,250
Fortis, Inc.	3,000	85,356
TransAlta Corp.	5,069	102,756

		366,837

		14,671,128

China 0.0%

Materials 0.0%
China Zhongwang Holdings Ltd.	25,200	15,878

Technology Hardware & Equipment 0.0%
TPV Technology Ltd.	46,000	29,100

		44,978

Denmark 0.7%

Banks 0.2%
Danske Bank A/S *	23,934	562,076

Capital Goods 0.1%
Vestas Wind Systems A/S *	2,686	130,351

Energy 0.0%
Torm A/S *	3,002	24,083

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	2,438	215,822
Danisco A/S	971	73,812

		289,634

Insurance 0.0%
Tryg A/S	1,032	62,663

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	4,625	395,727

Transportation 0.2%
AP Moller - Maersk A/S, Series A	18	147,893
AP Moller - Maersk A/S, Series B	44	370,749

		518,642

		1,983,176

Finland 1.2%

Capital Goods 0.2%
Kone Oyj, Class B	1,942	88,629
Metso Corp. Oyj	4,566	180,013
Wartsila Corp. Oyj	2,450	129,020
YIT Oyj	3,007	65,861

		463,523

 3

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.0%
Pohjola Bank plc	5,736	71,172

Energy 0.1%
Neste Oil Oyj	6,002	88,531

Food & Staples Retailing 0.1%
Kesko Oyj, Class B	3,767	146,076

Insurance 0.1%
Sampo Oyj, Class A	13,444	328,402

Materials 0.3%
Outokumpu Oyj	5,141	85,268
Rautaruukki Oyj	4,719	91,050
Stora Enso Oyj, Class R	36,167	292,711
UPM-Kymmene Oyj	26,774	388,540

		857,569

Media 0.0%
Sanoma Oyj	3,132	62,275

Technology Hardware & Equipment 0.3%
Nokia Corp.	90,722	854,309

Telecommunication Services 0.0%
Elisa Oyj *	4,381	86,873

Utilities 0.1%
Fortum Oyj	9,453	219,636

		3,178,366

France 10.3%

Automobiles & Components 0.6%
Compagnie Generale des Etablissements Michelin, Class B	3,360	255,704
Faurecia *	2,094	41,163
PSA Peugeot Citroen S.A. *	21,516	637,998
Renault S.A. *	14,337	641,066
Valeo S.A. *	4,345	155,699

		1,731,630

Banks 1.5%
BNP Paribas	23,731	1,622,193
Credit Agricole S.A.	42,378	578,404
Natixis *	25,838	137,641
Societe Generale	27,329	1,569,540

		3,907,778

Capital Goods 1.2%
Alstom S.A.	3,915	204,796
Bouygues S.A.	8,413	355,067
Compagnie de Saint-Gobain	17,721	754,220
Eiffage S.A.	2,849	143,637
Legrand S.A.	1,686	54,881
Nexans S.A.	1,453	98,504
Rexel S.A. *	2,998	49,655
Safran S.A.	3,596	97,028
Schneider Electric S.A.	4,847	557,885
Thales S.A.	2,528	85,369
Vallourec S.A.	2,006	195,095
Vinci S.A.	11,340	548,938
Wendel	974	55,032

		3,200,107

Commercial & Professional Supplies 0.0%
Edenred *	4,490	78,990

Consumer Durables & Apparel 0.4%
Christian Dior S.A.	1,739	188,240
Hermes International	463	79,358
LVMH Moet Hennessy Louis Vuitton S.A.	4,339	528,746
Nexity	1,928	64,599
Technicolor (c)*	147,168	78,631

		939,574

Consumer Services 0.1%
Accor S.A.	4,490	145,272
Sodexo	2,555	160,867

		306,139

Diversified Financials 0.0%
Eurazeo	1,020	64,918

Energy 1.5%
Compagnie Generale de Geophysique-Veritas *	4,436	85,628
Esso S.A.F	495	63,504
Technip S.A.	1,776	118,226
Total S.A.	74,243	3,747,900

		4,015,258

Food & Staples Retailing 0.5%
Carrefour S.A.	23,171	1,065,284
Casino Guichard-Perrachon S.A.	1,858	161,892
Rallye S.A.	2,484	88,051

		1,315,227

Food, Beverage & Tobacco 0.3%
DANONE S.A.	7,366	412,901
Pernod Ricard S.A.	3,649	285,255

		698,156

Health Care Equipment & Services 0.0%
Essilor International S.A.	1,720	107,581

Household & Personal Products 0.1%
L’Oreal S.A.	3,092	324,079

Insurance 0.8%
AXA S.A.	95,570	1,754,660
CNP Assurances	7,300	150,736
Euler Hermes S.A. *	1,144	90,759
SCOR SE	4,603	100,951

		2,097,106

Materials 0.4%
Air Liquide S.A.	3,563	400,287
Arkema	2,896	126,347
Ciments Francais S.A.	677	54,610
Eramet	152	42,018
Imerys S.A.	973	56,488
Lafarge S.A.	6,481	352,888
SA des Ciments Vicat	654	44,258
Sequana	2,935	41,243

		1,118,139

Media 0.6%
JC Decaux S.A. *	1,740	44,630
Lagardere S.C.A.	5,613	206,658
Metropole Television S.A.	1,932	42,815
PagesJaunes Groupe	5,525	61,195
Publicis Groupe	2,060	92,893
Societe Television Francaise 1	4,998	79,478

4

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vivendi	39,916	957,391

		1,485,060

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Sanofi-Aventis	19,306	1,122,306

Real Estate 0.2%
Fonciere des Regions	735	67,088
Gecina S.A.	487	49,818
ICADE	646	61,408
Klepierre	1,232	39,316
Unibail-Rodamco SE	1,495	294,741

		512,371

Retailing 0.1%
PPR	2,843	380,593

Software & Services 0.1%
Atos Origin S.A. *	1,731	74,300
Cap Gemini S.A.	3,452	164,099

		238,399

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	74,494	222,498

Telecommunication Services 0.6%
France Telecom S.A.	80,765	1,689,248

Transportation 0.1%
Aeroports de Paris	498	36,672
Air France-KLM *	13,211	197,066
Societe des Autoroutes Paris-Rhin-Rhone (a)	108	7,623

		241,361

Utilities 0.7%
Electricite de France S.A.	5,250	223,075
GDF Suez	31,236	1,035,421
Suez Environnement Co.	6,295	117,120
Veolia Environnement	17,701	469,889

		1,845,505

		27,642,023

Germany 8.6%

Automobiles & Components 1.4%
Bayerische Motoren Werke AG	14,143	761,258
Daimler AG - Reg’d *	55,174	2,980,608
Volkswagen AG	1,565	148,424

		3,890,290

Banks 0.2%
Commerzbank AG (c)*	48,864	442,342
Deutsche Postbank AG *	2,692	86,011

		528,353

Capital Goods 0.9%
BayWa AG	1,025	37,504
Bilfinger Berger AG	1,119	63,916
GEA Group AG	3,716	84,342
Hochtief AG	1,804	117,045
Kloeckner & Co., SE *	2,833	59,046
MAN SE	3,979	370,518
Rheinmetall AG	673	40,436
Siemens AG - Reg’d	17,696	1,731,029

		2,503,836

Consumer Durables & Apparel 0.1%
Adidas AG	3,363	182,419

Consumer Services 0.1%
TUI AG *	20,934	221,096

Diversified Financials 0.7%
Deutsche Bank AG - Reg’d	23,356	1,630,860
Deutsche Boerse AG	2,461	172,441

		1,803,301

Food & Staples Retailing 0.1%
Metro AG	6,943	385,676

Food, Beverage & Tobacco 0.0%
Suedzucker AG	3,190	61,542

Health Care Equipment & Services 0.1%
Celesio AG	4,178	97,649
Fresenius Medical Care AG & Co. KGaA	2,451	134,437
Fresenius SE	675	47,209

		279,295

Household & Personal Products 0.1%
Beiersdorf AG	1,043	61,775
Henkel AG & Co. KGaA	1,750	72,587

		134,362

Insurance 1.2%
Allianz SE - Reg’d	17,905	2,079,303
Generali Deutschland Holding AG	554	65,877
Hannover Rueckversicherung AG - Reg’d	1,600	76,569
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	6,995	970,652

		3,192,401

Materials 1.1%
Aurubis AG	1,774	80,914
BASF SE	24,002	1,403,511
HeidelbergCement AG	5,432	274,101
K&S AG	1,603	85,346
Lanxess AG	2,588	124,829
Linde AG	2,004	235,614
Salzgitter AG	1,576	105,568
ThyssenKrupp AG	16,626	495,242
Wacker Chemie AG	278	44,695

		2,849,820

Media 0.0%
Axel Springer AG	386	46,277

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bayer AG	12,409	714,299
Merck KGaA	3,221	287,052

		1,001,351

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	23,364	158,113

Software & Services 0.1%
SAP AG	7,038	321,529

Telecommunication Services 0.7%
Deutsche Telekom AG - Reg’d	146,969	1,975,731

Transportation 0.4%
Deutsche Lufthansa AG - Reg’d *	13,702	223,461
Deutsche Post AG - Reg’d	39,164	682,398

 5

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fraport AG	811	42,160

		948,019

Utilities 0.9%
E.ON AG	56,453	1,688,516
RWE AG	10,678	754,171

		2,442,687

		22,926,098

Greece 0.4%

Banks 0.2%
Alpha Bank A.E. *	17,803	135,283
EFG Eurobank Ergasias *	17,740	136,573
National Bank of Greece S.A. *	16,263	237,477
Piraeus Bank S.A. *	13,449	88,980

		598,313

Consumer Services 0.1%
OPAP S.A.	7,984	118,168

Diversified Financials 0.0%
Marfin Financial Group S.A. *	11,443	17,769

Energy 0.0%
Hellenic Petroleum S.A.	5,545	43,543
Motor Oil (Hellas) Corinth Refineries S.A.	1,109	12,721

		56,264

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A.	2,269	53,509

Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. (OTE)	14,727	120,094

Utilities 0.0%
Public Power Corp. S.A.	5,333	84,844

		1,048,961

Hong Kong 1.7%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	74,500	191,558
Hang Seng Bank Ltd.	12,300	170,498
The Bank of East Asia Ltd.	28,270	111,214

		473,270

Capital Goods 0.3%
Hutchison Whampoa Ltd.	80,000	529,335
Jardine Matheson Holdings Ltd.	4,000	158,618
Jardine Strategic Holdings Ltd.	3,000	70,468
NWS Holdings Ltd.	14,000	26,204

		784,625

Consumer Durables & Apparel 0.0%
Yue Yuen Industrial Holdings Ltd.	10,500	34,160

Consumer Services 0.0%
Shangri-La Asia Ltd.	20,000	40,553
SJM Holdings Ltd.	58,000	51,120

		91,673

Diversified Financials 0.0%
Guoco Group Ltd.	4,000	39,425

Food, Beverage & Tobacco 0.0%
Tingyi (Cayman Islands) Holding Corp.	22,000	55,992

Materials 0.0%
Fosun International	30,000	22,999

Real Estate 0.7%
Cheung Kong (Holdings) Ltd.	23,500	284,080
Chinese Estates Holdings Ltd.	9,500	17,505
Country Garden Holdings Co.	20,500	6,510
Great Eagle Holdings Ltd.	11,000	28,657
Hang Lung Group Ltd.	14,000	82,227
Hang Lung Properties Ltd.	18,000	75,226
Henderson Land Development Co., Ltd.	16,569	103,174
Hongkong Land Holdings Ltd.	28,000	150,321
Kerry Properties Ltd.	10,500	53,012
New World Development Co., Ltd.	60,000	107,440
Sino Land Co., Ltd.	34,000	64,404
Sun Hung Kai Properties Ltd.	25,600	376,658
Swire Pacific Ltd., Class A	26,000	316,477
The Link REIT	23,500	61,083
The Wharf Holdings Ltd.	21,000	115,050
Wheelock & Co., Ltd.	11,000	34,310

		1,876,134

Retailing 0.1%
Esprit Holdings Ltd.	21,684	136,273
Li & Fung Ltd.	22,000	101,234

		237,507

Semiconductors & Semiconductor Equipment 0.0%
Semiconductor Manufacturing International Corp. *	476,000	32,973

Technology Hardware & Equipment 0.1%
Foxconn International Holdings Ltd. *	34,000	23,940
Kingboard Chemical Holdings Ltd.	7,000	32,489
Lenovo Group Ltd.	120,000	77,298

		133,727

Telecommunication Services 0.0%
PCCW Ltd.	325,000	99,982

Transportation 0.1%
Cathay Pacific Airways Ltd.	37,800	84,285
MTR Corp., Ltd.	16,000	56,267
Orient Overseas International Ltd. *	9,500	74,289

		214,841

Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	12,000	44,973
CLP Holdings Ltd.	36,500	269,717
Hong Kong & China Gas Co., Ltd.	43,219	108,081
Hongkong Electric Holdings Ltd.	24,000	145,379

		568,150

		4,665,458

Ireland 0.6%

Banks 0.3%
Allied Irish Banks plc *	187,656	229,363
Anglo Irish Bank Corp., Ltd. (a) (b)*	9,106	—

6

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Governor & Company of the Bank of Ireland *	433,959	472,376

		701,739

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	1,700	54,055

Insurance 0.0%
Irish Life & Permament Group Holdings plc *	36,225	82,423

Materials 0.2%
CRH plc	17,024	354,918
Smurfit Kappa Group plc *	6,661	68,687

		423,605

Media 0.1%
WPP plc	35,302	375,396

Transportation 0.0%
Ryanair Holdings plc *	8,996	45,055

		1,682,273

Israel 0.3%

Banks 0.1%
Bank Hapoalim B.M. *	49,742	200,756
Bank Leumi Le-israel *	13,539	57,466

		258,222

Capital Goods 0.0%
Delek Group Ltd.	69	16,031
Discount Investment Corp. - Reg’d	1,135	21,495
IDB Holding Corp., Ltd.	97	2,518

		40,044

Energy 0.0%
Oil Refineries Ltd.	65,877	30,931

Materials 0.1%
Israel Chemicals Ltd.	4,778	58,850
The Israel Corp., Ltd. *	66	49,415

		108,265

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd.	5,745	284,280

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	36,873	81,448

		803,190

Italy 4.8%

Automobiles & Components 0.3%
Fiat S.p.A.	50,843	651,158
Pirelli & C. S.p.A.	13,866	96,895

		748,053

Banks 1.5%
Banca Carige S.p.A. (Cassa di Risparmio di Genova e Imperia)	14,285	32,112
Banca Monte dei Paschi di Siena S.p.A. *	141,641	185,873
Banca Popolare Di Milano Scarl	18,882	99,882
Banco Popolare Societa Cooperativa	32,869	209,119
Credito Emiliano S.p.A.	6,597	42,036
Intesa Sanpaolo	360,613	1,190,218
UniCredit S.p.A.	750,697	2,099,507
Unione di Banche Italiane S.C.P.A.	22,399	240,245

		4,098,992

Capital Goods 0.1%
C.I.R. S.p.A. - Compagnie Industriali Riunite *	15,284	28,852
Finmeccanica S.p.A.	15,283	167,772

		196,624

Consumer Durables & Apparel 0.0%
Benetton Group S.p.A.	4,166	29,189
Luxottica Group S.p.A.	1,686	43,837

		73,026

Consumer Services 0.0%
Autogrill S.p.A. *	3,407	42,147
Lottomatica S.p.A.	3,539	52,378

		94,525

Diversified Financials 0.1%
Exor S.p.A.	2,910	58,052
Mediobanca S.p.A. *	16,645	149,348

		207,400

Energy 1.0%
Eni S.p.A.	109,514	2,237,894
ERG S.p.A.	4,494	58,579
Saipem S.p.A.	3,613	129,795
Saras S.p.A. *	17,072	32,956
Tenaris S.A.	6,019	120,223

		2,579,447

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	31,641	76,573

Insurance 0.4%
Assicurazioni Generali S.p.A.	45,170	907,996
Fondiaria-Sai S.p.A.	8,433	90,069
Fondiaria-Sai S.p.A. - RSP	3,813	25,579
Mediolanum S.p.A.	9,148	40,325
Milano Assicurazioni S.p.A.	8,855	17,190
Premafin Finanziaria S.p.A. *	24,323	27,882
Unipol Gruppo Finanziario S.p.A.	70,741	53,354

		1,162,395

Materials 0.1%
Buzzi Unicem S.p.A.	5,174	56,443
Italcementi S.p.A.	5,311	43,483
Italcementi S.p.A. - RSP	5,810	27,592
Italmobiliare S.p.A.	539	17,781
Italmobiliare S.p.A. - RSP	1,974	43,022

		188,321

Media 0.1%
Mediaset S.p.A.	25,793	165,765

Real Estate 0.0%
Beni Stabili S.p.A. *	4,410	3,621

Telecommunication Services 0.6%
Telecom Italia S.p.A.	883,068	1,123,917
Telecom Italia S.p.A. - RSP	398,044	413,701

		1,537,618

Transportation 0.0%
Atlantia S.p.A.	6,750	132,155

 7

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.6%
A2A S.p.A.	46,782	70,164
Acea S.p.A. *	2,958	33,985
Edison S.p.A.	42,075	49,369
Enel S.p.A.	259,676	1,273,067
Hera S.p.A.	31,901	60,540
Snam Rete Gas S.p.A.	19,764	92,720
Terna - Rete Elettrica Nationale S.p.A.	23,081	95,935

		1,675,780

		12,940,295

Japan 15.7%

Automobiles & Components 2.2%
Aisin Seiki Co., Ltd.	5,100	141,918
Bridgestone Corp.	15,200	271,582
Daihatsu Motor Co., Ltd.	5,000	58,820
Denso Corp.	9,100	260,555
Fuji Heavy Industries Ltd. *	24,000	131,867
Honda Motor Co., Ltd.	28,700	908,023
Isuzu Motors Ltd.	42,000	123,344
Mazda Motor Corp.	65,000	156,975
Mitsubishi Motors Corp. *	76,000	98,914
Nissan Motor Co., Ltd. *	78,400	600,256
Nok Corp.	3,600	58,830
Sumitomo Rubber Industries Ltd.	4,600	45,465
Suzuki Motor Corp.	9,700	203,032
Toyoda Gosei Co., Ltd.	2,200	54,896
Toyota Auto Body Co., Ltd.	3,100	42,728
Toyota Boshoku Corp.	4,100	64,747
Toyota Industries Corp.	3,500	94,119
Toyota Motor Corp.	66,600	2,337,919
Yamaha Motor Co., Ltd. *	10,800	139,562

		5,793,552

Banks 1.2%
Chuo Mitsui Trust Holdings, Inc.	21,000	74,348
Fukuoka Financial Group, Inc.	12,000	49,891
Hokuhoku Financial Group, Inc.	34,000	60,059
Mitsubishi UFJ Financial Group, Inc.	243,334	1,205,472
Mizuho Financial Group, Inc.	232,616	377,082
Resona Holdings, Inc.	5,658	61,923
Shinsei Bank Ltd. (c)*	77,000	70,830
Sumitomo Mitsui Financial Group, Inc.	24,510	755,379
The Bank of Yokohama Ltd.	20,000	92,042
The Chiba Bank Ltd.	12,000	73,229
The Hachijuni Bank Ltd.	10,000	57,105
The Joyo Bank Ltd.	13,000	52,515
The Shizuoka Bank Ltd.	8,000	66,473
The Sumitomo Trust & Banking Co., Ltd.	25,000	138,352

		3,134,700

Capital Goods 2.1%
Amada Co., Ltd.	7,000	45,623
Asahi Glass Co., Ltd.	20,000	203,682
Daikin Industries Ltd.	2,600	96,512
Fanuc Ltd.	1,600	188,877
Fuji Electric Holdings Co., Ltd.	24,000	66,681
Fujikura Ltd.	11,000	51,721
Hankyu Hanshin Holdings, Inc.	23,000	103,937
Hanwa Co., Ltd.	21,000	84,789
Hino Motors Ltd.	11,800	51,803
Hitachi Construction Machinery Co., Ltd.	2,000	40,641
IHI Corp.	38,000	66,802
Itochu Corp.	29,000	225,705
JFE Shoji Holdings, Inc.	15,000	61,588
JGC Corp.	4,000	65,936
JS Group Corp.	5,300	106,804
JTEKT Corp.	9,700	93,877
Kajima Corp.	39,000	92,601
Kawasaki Heavy Industries Ltd.	36,000	89,860
Kinden Corp.	6,000	54,082
Komatsu Ltd.	16,100	337,326
Kubota Corp.	9,000	71,100
Makita Corp.	1,700	48,895
Marubeni Corp.	40,000	214,616
Matsushita Electric Works Ltd.	5,000	63,386
Mitsubishi Corp.	21,700	468,335
Mitsubishi Electric Corp.	33,000	287,081
Mitsubishi Heavy Industries Ltd.	91,000	340,535
Mitsui & Co., Ltd.	28,700	368,214
NGK Insulators Ltd.	4,000	67,483
Nidec Corp.	400	37,605
Nippon Sheet Glass Co., Ltd.	28,000	68,825
NSK Ltd.	9,000	63,875
NTN Corp.	13,000	56,285
Obayashi Corp.	26,000	110,740
Shimizu Corp.	25,000	94,249
SMC Corp.	600	79,309
Sojitz Corp.	174,300	276,431
Sumitomo Corp.	28,400	301,423
Sumitomo Electric Industries Ltd.	15,700	183,121
Sumitomo Heavy Industries Ltd.	11,000	64,358
Taisei Corp.	45,000	89,848
The Furukawa Electric Co., Ltd.	15,000	66,700
Toyota Tsusho Corp.	9,700	147,318

		5,698,579

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	14,000	168,985
Secom Co., Ltd.	2,300	105,659
Toppan Printing Co., Ltd.	18,000	148,128

		422,772

Consumer Durables & Apparel 1.0%
Casio Computer Co., Ltd.	7,500	53,833
NAMCO BANDAI Holdings, Inc.	5,700	50,970
Nikon Corp.	4,000	69,671
Panasonic Corp.	66,700	881,354
Sankyo Co., Ltd.	1,000	48,896
Sanyo Electric Co., Ltd. *	36,000	56,663
Sega Sammy Holdings, Inc.	3,900	57,356
Sekisui Chemical Co., Ltd.	12,000	80,963
Sekisui House Ltd.	15,000	132,865
Sharp Corp.	24,000	262,745
Sony Corp.	24,000	750,851
Sumitomo Forestry Co., Ltd.	6,600	50,657
Yamaha Corp.	5,200	57,625

		2,554,449

8

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.0%
Oriental Land Co., Ltd.	500	41,765

Diversified Financials 0.4%
Acom Co., Ltd.	2,610	45,246
Aiful Corp. (c)*	28,950	40,563
Credit Saison Co., Ltd.	7,900	100,132
Daiwa Securities Group, Inc.	36,000	155,651
Nomura Holdings, Inc.	45,800	257,547
ORIX Corp.	3,260	255,961
Promise Co., Ltd.	10,550	83,453
SBI Holdings, Inc.	390	51,742
Takefuji Corp. (c)	17,210	49,565

		1,039,860

Energy 0.4%
Cosmo Oil Co., Ltd.	63,000	150,000
Idemitsu Kosan Co., Ltd.	1,800	134,055
Inpex Corp. (c)	11	53,811
JX Holdings, Inc. *	115,530	625,824
Showa Shell Sekiyu K.K.	8,100	59,611
TonenGeneral Sekiyu K.K.	14,000	126,275

		1,149,576

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	27,200	291,134
Lawson, Inc.	1,300	59,675
Ryoshoku Ltd.	2,100	51,740
Seven & i Holdings Co., Ltd.	16,200	386,679
Uny Co., Ltd.	9,200	71,015

		860,243

Food, Beverage & Tobacco 0.3%
Ajinomoto Co., Inc.	12,000	113,455
Asahi Breweries Ltd.	7,200	127,446
Japan Tobacco, Inc.	84	270,343
Kirin Holdings Co., Ltd.	16,000	213,218
Nippon Meat Packers, Inc.	5,000	65,598
Nisshin Seifun Group, Inc.	3,500	42,750
Nissin Food Holdings Co., Ltd.	1,300	45,422
Yamazaki Baking Co., Ltd.	3,000	38,031

		916,263

Health Care Equipment & Services 0.1%
Alfresa Holdings Corp.	1,900	87,608
Medipal Holdings Corp.	9,700	112,402
Olympus Corp.	2,500	67,043
Suzuken Co., Ltd.	2,100	73,419
Terumo Corp.	900	47,272

		387,744

Household & Personal Products 0.1%
Kao Corp.	8,000	189,173
Shiseido Co., Ltd.	4,000	89,245

		278,418

Insurance 0.3%
MS&AD Insurance Group Holdings, Inc.	7,890	174,597
NKSJ Holdings, Inc. *	29,900	174,773
T&D Holdings, Inc.	5,950	129,828
Tokio Marine Holdings, Inc.	9,700	265,197

		744,395

Materials 1.3%
Asahi Kasei Corp.	29,000	151,479
DIC Corp.	27,000	44,391
Hitachi Chemical Co., Ltd.	2,100	41,699
Hitachi Metals Ltd.	3,000	34,050
JFE Holdings, Inc.	11,300	349,476
JSR Corp.	2,800	48,832
Kaneka Corp.	6,000	37,054
Kobe Steel Ltd.	97,000	203,038
Kuraray Co., Ltd.	6,000	75,066
Mitsubhishi Gas Chemical Co., Inc.	8,000	44,816
Mitsubishi Chemical Holdings Corp.	38,000	195,585
Mitsubishi Materials Corp. *	40,000	106,397
Mitsui Chemicals, Inc.	40,000	118,272
Nippon Paper Group, Inc.	4,443	118,209
Nippon Steel Corp.	127,000	433,181
Nisshin Steel Co., Ltd.	26,000	43,588
Nitto Denko Corp.	2,400	83,032
Oji Paper Co., Ltd.	27,000	130,306
Shin-Etsu Chemical Co., Ltd.	4,400	218,619
Showa Denko K.K.	36,000	71,134
Sumitomo Chemical Co., Ltd.	36,000	155,896
Sumitomo Metal Industries Ltd.	85,000	205,267
Sumitomo Metal Mining Co., Ltd.	10,000	132,998
Taiheiyo Cement Corp. *	52,000	70,439
Teijin Ltd.	28,000	88,956
Toray Industries, Inc.	24,000	128,497
Tosoh Corp.	20,000	53,417
Toyo Seikan Kaisha Ltd.	5,000	80,293
Ube Industries Ltd.	19,000	47,467

		3,511,454

Media 0.1%
Dentsu, Inc.	3,801	94,765
Fuji Television Network, Inc.	33	47,831
Hakuhodo Dy Holdings, Inc.	1,400	71,029
Nippon Television Network Corp.	340	47,509
Tokyo Broadcasting System Holdings, Inc.	3,100	39,494

		300,628

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Astellas Pharma, Inc.	5,400	182,635
Chugai Pharmaceutical Co., Ltd.	2,600	45,500
Daiichi Sankyo Co., Ltd.	8,100	150,558
Dainippon Sumitomo Pharma Co., Ltd.	5,800	43,434
Eisai Co., Ltd.	3,000	102,272
Kyowa Hakko Kirin Co., Ltd.	4,000	41,011
Mitsubishi Tanabe Pharma Corp.	4,000	58,502
Ono Pharmaceutical Co., Ltd.	1,500	61,975
Shionogi & Co., Ltd.	2,000	40,890
Taisho Pharmaceutical Co., Ltd.	4,000	77,845
Takeda Pharmaceutical Co., Ltd.	10,400	477,240

		1,281,862

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	1,600	87,220
Daiwa House Industry Co., Ltd.	13,000	127,672
Leopalace21 Corp. (c)*	11,500	25,377
Mitsubishi Estate Co., Ltd.	11,000	154,905
Mitsui Fudosan Co., Ltd.	13,000	192,374
Sumitomo Realty & Development Co., Ltd.	6,500	116,862

 9

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tokyu Land Corp.	11,000	39,937

		744,347

Retailing 0.2%
Canon Marketing Japan, Inc.	3,100	42,096
Fast Retailing Co., Ltd.	1,100	165,372
Isetan Mitsukoshi Holdings Ltd.	4,400	41,561
Marui Group Co., Ltd.	9,300	65,234
Takashimaya Co., Ltd.	8,000	61,987
The Daiei, Inc. (c)*	27,500	131,621
Yamada Denki Co., Ltd.	1,810	122,164

		630,035

Semiconductors & Semiconductor Equipment 0.1%
Renesas Electronics Corp. *	5,900	56,219
Rohm Co., Ltd.	2,300	144,945
Sumco Corp. *	2,800	52,990
Tokyo Electron Ltd.	1,700	91,177

		345,331

Software & Services 0.2%
Nintendo Co., Ltd.	1,230	343,375
Nomura Research Institute Ltd.	2,200	43,667
NTT Data Corp.	25	90,954
Oracle Corp. Japan	900	47,649
Yahoo! Japan Corp.	109	41,802

		567,447

Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd. *	8,500	76,857
Brother Industries Ltd.	6,400	68,586
Canon, Inc.	21,300	922,625
FUJIFILM Holdings Corp.	9,300	289,609
Fujitsu Ltd.	51,000	361,422
Hitachi High-Technologies Corp.	2,900	55,426
Hitachi Ltd. *	192,000	796,822
Hoya Corp.	4,400	104,437
Ibiden Co., Ltd.	1,500	44,675
Keyence Corp.	230	52,881
Konica Minolta Holdings, Inc.	9,900	103,703
Kyocera Corp.	2,900	258,369
Murata Manufacturing Co., Ltd.	3,000	148,251
NEC Corp.	134,000	361,089
Nippon Electric Glass Co., Ltd.	4,000	50,832
OMRON Corp.	4,700	113,039
Ricoh Co., Ltd.	15,000	207,163
Seiko Epson Corp.	6,200	81,256
Tdk Corp.	1,700	102,435
Toshiba Corp. *	78,000	408,044

		4,607,521

Telecommunication Services 0.8%
KDDI Corp.	82	399,761
Nippon Telegraph & Telephone Corp.	21,304	886,072
NTT DoCoMo, Inc.	401	637,079
SOFTBANK Corp.	4,900	146,173

		2,069,085

Transportation 0.8%
All Nippon Airways Co., Ltd. *	15,000	50,709
Central Japan Railway Co.	38	309,080
East Japan Railway Co.	5,918	380,342
Kawasaki Kisen Kaisha Ltd. *	33,000	140,643
Keio Corp.	8,100	54,451
Kintetsu Corp.	22,000	70,842
Mitsui O.S.K. Lines Ltd.	30,000	202,757
Nagoya Railroad Co., Ltd.	12,000	35,678
Nippon Express Co., Ltd.	33,000	133,806
Nippon Yusen Kabushiki Kaisha	53,000	223,868
Odakyu Electric Railway Co., Ltd.	8,000	72,992
Tobu Railway Co., Ltd.	11,000	63,024
Tokyu Corp.	26,000	111,828
West Japan Railway Co.	44	162,688
Yamato Holdings Co., Ltd.	8,000	99,166

		2,111,874

Utilities 1.1%
Chubu Electric Power Co., Inc.	14,300	354,043
Electric Power Development Co., Ltd.	4,900	151,599
Hokkaido Electric Power Co., Inc.	4,500	96,370
Hokuriku Electric Power Co.	4,600	101,800
Kyushu Electric Power Co., Inc.	10,700	241,853
Osaka Gas Co., Ltd.	38,000	140,253
Shikoku Electric Power Co., Inc.	3,100	91,336
The Chugoku Electric Power Co., Inc.	7,300	151,170
The Kansai Electric Power Co., Inc.	17,600	426,227
The Tokyo Electric Power Co., Inc.	25,900	710,359
Toho Gas Co., Ltd.	8,000	40,361
Tohoku Electric Power Co., Inc.	10,800	232,830
Tokyo Gas Co., Ltd.	41,000	185,920

		2,924,121

		42,116,021

Luxembourg 0.4%

Materials 0.3%
ArcelorMittal N.V.	30,543	935,066

Media 0.1%
RTL Group	534	43,121
SES FDR	4,757	117,466

		160,587

		1,095,653

Mauritius 0.0%

Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd.	155,000	65,691

Netherlands 4.0%

Capital Goods 0.4%
European Aeronautic Defence & Space Co. *	11,417	270,530
Koninklijke BAM Groep N.V.	15,760	76,206
Koninklijke Philips Electronics N.V.	22,348	694,731

		1,041,467

Commercial & Professional Supplies 0.0%
Randstad Holding N.V. *	2,452	110,109

Diversified Financials 1.8%
ING Groep N.V. CVA *	487,107	4,671,302
SNS Reaal *	9,180	50,512

		4,721,814

Energy 0.0%
SBM Offshore N.V.	3,569	56,349

10

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	31,945	410,207

Food, Beverage & Tobacco 0.6%
Heineken Holding N.V.	2,780	108,997
Heineken N.V.	3,667	165,971
Nutreco Holding N.V.	996	60,190
Unilever N.V.	40,581	1,193,588

		1,528,746

Insurance 0.3%
Aegon N.V. *	117,953	708,490

Materials 0.2%
Akzo Nobel N.V.	6,710	394,885
Koninklijke DSM N.V.	5,265	249,647

		644,532

Media 0.1%
Reed Elsevier N.V.	5,548	71,833
Wolters Kluwer N.V.	5,778	116,618

		188,451

Real Estate 0.0%
Corio N.V.	1,677	98,443

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	2,655	85,213
STMicroelectronics N.V.	16,652	136,740

		221,953

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	42,470	590,157

Transportation 0.1%
TNT N.V.	8,781	261,739

		10,582,457

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	14,877	82,173

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	110,009	158,691

Utilities 0.0%
Vector Ltd.	19,957	30,163

		271,027

Norway 0.9%

Banks 0.1%
DnB NOR A.S.A.	24,827	307,214

Capital Goods 0.1%
Orkla A.S.A.	27,814	230,210

Energy 0.4%
Aker A.S.A., Class A	1,700	32,811
Aker Solutions A.S.A.	5,550	71,829
Frontline Ltd.	2,734	83,430
Statoil A.S.A.	41,323	835,768

		1,023,838

Insurance 0.0%
Storebrand A.S.A. *	14,977	88,441

Materials 0.2%
Norsk Hydro A.S.A.	78,510	421,040
Yara International A.S.A.	3,100	116,392

		537,432

Telecommunication Services 0.1%
Telenor A.S.A.	19,984	307,552

		2,494,687

Portugal 0.4%

Banks 0.1%
Banco BPI S.A. - Reg’d	9,349	20,716
Banco Comercial Portugues S.A. - Reg’d	137,845	119,001
Banco Espirito Santo, S.A. - Reg’d	9,535	45,591

		185,308

Capital Goods 0.0%
Sonae	30,905	32,483

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	3,725	60,910

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	3,234	35,328

Materials 0.0%
Cimpor-Cimentos de Portugal, SGPS, S.A.	3,549	21,567

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	29,388	323,344

Transportation 0.1%
Brisa Auto-Estradas de Portugal S.A.	9,348	60,982

Utilities 0.1%
EDP - Energias de Portugal S.A.	72,310	237,760

		957,682

Republic of Korea 3.9%

Automobiles & Components 0.4%
Hyundai Mobis	878	151,962
Hyundai Motor Co.	5,146	648,867
Kia Motors Corp.	7,080	185,281

		986,110

Banks 0.4%
Hana Financial Group, Inc.	4,220	125,502
Industrial Bank Of Korea	4,390	58,081
KB Financial Group, Inc.	4,722	204,862
Korea Exchange Bank	7,910	81,205
Shinhan Financial Group Co., Ltd.	10,680	438,388
Woori Finance Holdings Co., Ltd.	13,370	166,483

		1,074,521

Capital Goods 0.9%
CJ Corp.	710	44,343
Daelim Industrial Co., Ltd.	1,368	77,583
Daewoo Engineering & Construction Co., Ltd.	3,160	26,823
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,820	64,667
Doosan Corp.	1,258	121,827
Doosan Heavy Industries & Construction Co., Ltd.	719	46,855

 11

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
GS Engineering & Construction Corp.	807	54,588
Hyundai Engineering & Construction Co., Ltd.	1,067	57,124
Hyundai Heavy Industries Co., Ltd.	1,037	235,697
KCC Corp.	124	31,990
LG Corp.	6,821	471,141
LG International Corp.	2,970	79,029
LS Corp.	968	78,334
Samsung C&T Corp.	3,150	157,947
Samsung Heavy Industries Co., Ltd.	4,070	85,023
SK Holdings Co., Ltd.	8,327	653,702
SK Networks Co., Ltd.	4,550	39,791
STX Corp. *	4,510	77,907
STX Offshore & Shipbuilding Co., Ltd.	4,730	50,894

		2,455,265

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	4,179	354,813

Diversified Financials 0.0%
Samsung Card Co., Ltd.	1,450	63,932

Energy 0.2%
GS Holdings	3,220	112,776
S-Oil Corp.	4,279	204,230
SK Energy Co., Ltd.	1,365	142,491

		459,497

Food & Staples Retailing 0.0%
Shinsegae Co., Ltd.	184	87,732

Food, Beverage & Tobacco 0.0%
KT&G Corp.	1,333	66,984

Insurance 0.1%
Samsung Fire & Marine Insurance Co., Ltd.	744	129,311

Materials 0.6%
Dongkuk Steel Mill Co., Ltd.	3,150	63,859
Hanwha Chemical Corp.	2,390	38,955
Hanwha Corp.	4,210	142,719
Honam Petrochemical Corp.	399	58,197
Hyosung Corp.	1,005	69,611
Hyundai Steel Co.	743	64,287
Korea Kumho Petrochemical Co., Ltd. *	3,710	166,202
LG Chem Ltd.	667	185,721
POSCO	1,591	661,666

		1,451,217

Retailing 0.0%
Lotte Shopping Co., Ltd.	179	54,384

Semiconductors & Semiconductor Equipment 0.7%
Hynix Semiconductor, Inc. *	10,180	193,725
Samsung Electronics Co., Ltd.	2,473	1,696,247

		1,889,972

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd.	6,140	187,687
Samsung SDI Co., Ltd.	688	98,864

		286,551

Telecommunication Services 0.2%
KT Corp.	6,590	237,719
LG Uplus Corp.	9,250	62,259
SK Telecom Co., Ltd.	1,478	208,312

		508,290

Transportation 0.1%
Hyundai Merchant Marine Co., Ltd.	1,800	49,928
Korea Express Co., Ltd. *	744	39,512
Korean Air Lines Co., Ltd. *	1,060	66,132

		155,572

Utilities 0.1%
Korea Electric Power Corp. *	10,070	282,221
Korea Gas Corp.	1,120	41,903

		324,124

		10,348,275

Singapore 0.8%

Banks 0.3%
DBS Group Holdings Ltd.	28,056	297,771
Oversea-Chinese Banking Corp., Ltd.	30,897	205,612
United Overseas Bank Ltd.	17,238	252,178

		755,561

Capital Goods 0.2%
Fraser & Neave Ltd.	31,000	125,400
Keppel Corp., Ltd.	20,000	137,610
Noble Group Ltd.	72,879	88,719
SembCorp Industries Ltd.	15,000	46,644
Singapore Technologies Engineering Ltd.	28,100	67,085

		465,458

Commercial & Professional Supplies 0.0%
K-Green Trust *	4,000	3,383

Food, Beverage & Tobacco 0.0%
Wilmar International Ltd.	16,166	74,677

Media 0.0%
Singapore Press Holdings Ltd.	22,000	66,909

Real Estate 0.1%
Capitaland Ltd.	45,000	131,348
City Developments Ltd.	8,000	71,350

		202,698

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	2,000	52,737

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	131,486	302,215
StarHub Ltd.	35,000	60,786

		363,001

Transportation 0.1%
Neptune Orient Lines Ltd. *	33,146	50,132
Singapore Airlines Ltd.	13,270	152,674

		202,806

		2,187,230

Spain 4.4%

Banks 2.2%
Banco Bilbao Vizcaya Argentaria S.A.	126,867	1,701,274
Banco de Sabadell S.A. (c)	42,105	239,086

12

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Banco Espanol de Credito S.A. (c)	4,642	47,180
Banco Popular Espanol S.A.	43,933	290,276
Banco Santander S.A.	261,739	3,400,280
Bankinter S.A.	8,022	59,980
Caja de Ahorros del Mediterraneo	9,753	77,639

		5,815,715

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	5,176	224,270
Fomento de Construcciones y Contratas S.A.	2,551	66,212
Gamesa Corp. Tecnologica S.A. *	5,482	47,777
Sacyr Vallehermoso S.A. (c)*	5,489	28,137
Zardoya Otis S.A.	1,744	27,196

		393,592

Diversified Financials 0.0%
Criteria Caixacorp S.A.	17,031	83,086

Energy 0.5%
Repsol YPF S.A.	52,342	1,234,164

Insurance 0.0%
Mapfre S.A.	23,917	78,668

Materials 0.1%
Acerinox S.A.	6,696	114,782
Cementos Portland Valderrivas S.A.	944	15,871

		130,653

Media 0.0%
Gestevision Telecinco S.A.	2,668	30,569
Promotora de Informaciones S.A. (Prisa) *	3,424	9,770

		40,339

Retailing 0.1%
Industria de Diseno Textil S.A.	2,173	143,748

Telecommunication Services 0.8%
Telefonica S.A.	95,675	2,166,595

Transportation 0.1%
Abertis Infraestructuras S.A.	5,603	94,564
Iberia Lineas Aereas de Espana S.A. *	65,366	221,884

		316,448

Utilities 0.5%
Acciona S.A.	850	74,826
EDP Renovaveis S.A. *	8,795	52,544
Enagas	1,445	26,628
Endesa S.A.	3,918	96,827
Gas Natural SDG S.A.	10,620	177,316
Iberdrola Renovables S.A.	11,000	38,451
Iberdrola S.A.	108,842	765,859
Red Electrica Corporacion S.A.	1,430	62,507
Sociedad General de Aguas de Barcelona S.A., Class A (a)*	570	14,685

		1,309,643

		11,712,651

Sweden 2.6%

Banks 0.7%
Nordea Bank AB	83,662	834,963
Skandinaviska Enskilda Banken AB, A Shares	52,733	361,932
Svenska Handelsbanken AB, A Shares	12,442	356,527
Swedbank AB, A Shares *	21,297	243,082

		1,796,504

Capital Goods 0.9%
AB SKF, B Shares	9,978	190,384
Alfa Laval AB	4,419	68,451
Assa Abloy AB, B Shares	5,972	132,020
Atlas Copco AB, A Shares	8,132	133,000
Atlas Copco AB, B Shares	6,160	91,891
NCC AB, B Shares	7,286	128,951
Sandvik AB	22,411	289,630
Scania AB, B Shares	14,722	271,350
Skanska AB, B Shares	14,797	250,254
Volvo AB, A Shares *	21,176	249,103
Volvo AB, B Shares *	45,341	565,068

		2,370,102

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	9,000	91,364

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	7,537	168,184

Diversified Financials 0.2%
Industrivarden AB, A Shares	7,528	98,666
Industrivarden AB, C Shares	2,525	31,590
Investor AB, B Shares	17,288	325,680
L E Lundbergforetagen AB, B Shares	623	32,408
Ratos AB	2,427	69,289

		557,633

Materials 0.2%
Boliden AB	7,982	94,901
Holmen AB, B Shares	2,870	75,342
SSAB AB, A Shares	5,456	78,993
SSAB AB, B Shares	2,285	29,394
Svenska Cellulosa AB, B Shares	20,960	302,345

		580,975

Retailing 0.1%
Hennes & Mauritz AB, B Shares	6,572	207,163

Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	62,166	685,950

Telecommunication Services 0.2%
Tele2 AB, B Shares	8,705	154,416
TeliaSonera AB	51,698	373,823

		528,239

Transportation 0.0%
SAS AB *	15,173	55,022

		7,041,136

Switzerland 4.3%

Capital Goods 0.2%
ABB Ltd. - Reg’d *	17,852	360,357
Geberit AG - Reg’d	400	65,413

 13

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Schindler Holding AG - Reg’d	690	60,602

		486,372

Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg’d	3,649	186,047
SGS S.A. - Reg’d	64	89,917

		275,964

Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A., Series A	4,941	192,905
Swatch Group AG - Bearer Shares	292	90,487
Swatch Group AG - Reg’d	776	43,639

		327,031

Diversified Financials 1.0%
Credit Suisse Group AG - Reg’d	23,755	1,076,752
GAM Holding Ltd. *	9,717	112,402
Julius Baer Group Ltd.	2,158	75,460
Pargesa Holding S.A.	1,062	72,970
UBS AG - Reg’d *	81,337	1,380,710

		2,718,294

Energy 0.0%
Petroplus Holdings AG *	4,773	74,027

Food, Beverage & Tobacco 0.7%
Nestle S.A. - Reg’d	39,804	1,967,390

Insurance 0.8%
Baloise Holding AG - Reg’d	1,517	121,550
Helvetia Holding AG - Reg’d	187	57,967
Swiss Life Holding AG - Reg’d *	2,364	248,407
Swiss Reinsurance Co., Ltd. - Reg’d	13,636	627,936
Zurich Financial Services AG	4,323	1,008,889

		2,064,749

Materials 0.3%
Clariant AG - Reg’d *	8,541	113,243
Givaudan S.A. - Reg’d	98	90,390
Holcim Ltd. - Reg’d	5,078	339,116
Syngenta AG - Reg’d	921	203,413

		746,162

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Novartis AG - Reg’d	30,724	1,493,591
Roche Holding AG	8,930	1,161,132

		2,654,723

Telecommunication Services 0.1%
Swisscom AG - Reg’d	443	165,910

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	616	66,086

Utilities 0.0%
BKW FMB Energie AG	624	43,144

		11,589,852

United Kingdom 20.0%

Automobiles & Components 0.1%
GKN plc *	58,928	124,883

Banks 3.3%
Barclays plc	395,275	2,047,244
Bradford & Bingley plc (a) (b)*	87,225	—
HSBC Holdings plc	369,133	3,753,800
Lloyds Banking Group plc *	967,100	1,043,806
Royal Bank of Scotland Group plc *	1,515,815	1,186,711
Standard Chartered plc	24,879	718,798

		8,750,359

Capital Goods 0.5%
BAE Systems plc	78,935	387,002
Balfour Beatty plc	20,256	79,112
Bunzl plc	7,222	78,190
Rolls-Royce Group plc *	23,217	211,294
Rolls-Royce Group plc, C Shares (a) (b)*	2,861,010	4,489
Smiths Group plc	7,660	134,091
Tomkins plc	34,855	176,992
Travis Perkins plc *	7,206	95,296
Wolseley plc *	12,754	287,670

		1,454,136

Commercial & Professional Supplies 0.1%
Capita Group plc	5,603	63,209
Experian plc	9,445	93,039
G4S plc	24,020	97,519
Hays plc	39,008	55,227
Rentokil Initial plc *	45,078	72,347

		381,341

Consumer Durables & Apparel 0.1%
Barratt Developments plc *	62,872	94,981
Persimmon plc *	18,907	104,797
Taylor Wimpey plc *	209,377	86,937

		286,715

Consumer Services 0.6%
Carnival plc	15,521	560,575
Compass Group plc	35,720	296,987
Enterprise Inns plc *	49,717	80,038
InterContinental Hotels Group plc	6,616	114,672
Ladbrokes plc	39,503	83,906
Mitchells & Butlers plc *	25,622	125,320
Punch Taverns plc *	77,589	89,361
Thomas Cook Group plc	33,336	95,135
Tui Travel plc	22,217	73,315
Whitbread plc	4,814	106,345
William Hill plc	22,615	59,204

		1,684,858

Diversified Financials 0.3%
3i Group plc	19,288	85,947
ICAP plc	13,303	83,599
Investec plc	18,727	145,335
London Stock Exchange Group plc	7,918	80,366
Man Group plc	52,533	178,969
Schroders plc	2,638	53,257
Schroders plc - Non Voting Shares	2,443	40,839

		668,312

Energy 4.0%
AMEC plc	6,069	83,103
BG Group plc	35,321	566,447
BP plc	611,285	3,909,219
Royal Dutch Shell plc, A Share	130,692	3,599,297
Royal Dutch Shell plc, B Share	100,093	2,644,384

		10,802,450

14

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.6%
J Sainsbury plc	68,072	367,171
Tesco plc	178,126	1,092,332
William Morrison Supermarkets plc	60,156	250,153

		1,709,656

Food, Beverage & Tobacco 1.5%
Associated British Foods plc	8,519	137,204
British American Tobacco plc	28,667	986,283
Diageo plc	41,903	727,201
Imperial Tobacco Group plc	14,731	416,838
SABMiller plc	13,266	402,778
Tate & Lyle plc	16,115	113,615
Unilever plc	42,769	1,215,124

		3,999,043

Health Care Equipment & Services 0.0%
Smith & Nephew plc	8,332	72,500

Household & Personal Products 0.1%
Reckitt Benckiser Group plc	6,509	319,143

Insurance 1.1%
Amlin plc	10,883	72,542
Aviva plc	187,247	1,048,551
Legal & General Group plc	256,850	360,568
Old Mutual plc	228,110	432,438
Prudential plc	61,625	536,283
RSA Insurance Group plc	116,964	233,876
Standard Life plc	67,394	213,772

		2,898,030

Materials 2.1%
Anglo American plc *	24,867	983,271
Antofagasta plc	5,368	83,159
BHP Billiton plc	61,158	1,873,545
Eurasian Natural Resources Corp.	5,715	81,202
Johnson Matthey plc	5,031	133,433
Kazakhmys plc	3,572	68,063
Lonmin plc *	2,740	67,422
Mondi plc	19,185	135,589
Rexam plc	33,473	162,336
Rio Tinto plc	26,289	1,360,605
Vedanta Resources plc	1,974	75,572
Xstrata plc	36,331	577,925

		5,602,122

Media 0.3%
British Sky Broadcasting Group plc	17,867	199,320
ITV plc *	105,099	85,242
Pearson plc	17,452	271,331
Reed Elsevier plc	12,946	112,172
United Business Media Ltd.	15,822	136,608
Yell Group plc *	189,229	71,580

		876,253

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
AstraZeneca plc	29,610	1,484,642
GlaxoSmithKline plc	111,257	1,942,506

		3,427,148

Real Estate 0.2%
British Land Co. plc	18,980	137,500
Capital & Counties Properties plc *	31,227	53,900
Capital Shopping Entres Group	12,045	64,744
Hammerson plc	14,710	89,651
Land Securities Group plc	22,519	216,256
Segro plc	16,026	70,347

		632,398

Retailing 0.5%
DSG International plc *	318,709	134,062
Home Retail Group plc	40,070	150,148
Inchcape plc *	25,161	117,882
Kesa Electricals plc	46,497	91,585
Kingfisher plc	83,614	282,420
Marks & Spencer Group plc	56,706	306,504
Next plc	3,800	128,088

		1,210,689

Software & Services 0.1%
Logica plc	50,100	85,196
The Sage Group plc	21,195	79,441

		164,637

Telecommunication Services 2.1%
BT Group plc	504,055	1,126,113
Cable & Wireless Communications plc *	68,806	63,916
Cable & Wireless Worldwide *	71,668	75,066
TalkTalk Telecom Group plc *	20,338	39,094
Vodafone Group plc	1,817,999	4,239,010

		5,543,199

Transportation 0.2%
Arriva plc	7,647	92,380
British Airways plc (c)*	29,567	101,737
easyJet plc *	10,857	68,108
FirstGroup plc	18,023	104,030
National Express Group plc	21,965	80,488

		446,743

Utilities 0.9%
Centrica plc	117,869	561,806
Drax Group plc	19,110	115,031
International Power plc	36,608	205,254
National Grid plc	74,320	595,329
Pennon Group plc	7,677	71,015
Scottish & Southern Energy plc	24,924	433,685
Severn Trent plc	7,606	156,233
United Utilities Group plc	28,247	259,269

		2,397,622

		53,452,237

United States 0.0%

Health Care Equipment & Services 0.0%
Synthes, Inc.	445	51,216

Total Common Stock
(Cost $257,883,657)		262,413,849

 15

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 1.2% of net assets

United States 1.2%
iShares MSCI EAFE Index Fund	60,000	3,115,200

Total Other Investment Company
(Cost $2,895,609)		3,115,200

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Volkswagen AG	6,755	715,687

Health Care Equipment & Services 0.0%
Fresenius SE	1,549	110,120

Household & Personal Products 0.1%
Henkel AG & Co.	2,417	120,041

Materials 0.0%
Dyckerhoff AG	1,063	55,687

Media 0.0%
ProSiebenSat.1 Media AG	4,461	78,455

		1,079,990

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	830	12,775

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A.	75,175	37,689

		50,464

Switzerland 0.0%

Capital Goods 0.0%
Schindler Holding AG	464	41,614

Total Preferred Stock
(Cost $1,182,468)		1,172,068

Rights 0.0% of net assets

Australia 0.0%
Boral Ltd. (b)*	3,546	449

Total Rights
(Cost $—)		449

Warrants 0.0% of net assets

Cayman Islands 0.0%
Kingboard Chemical Holdings Ltd. *	700	278

France 0.0%
Fonciere Des Regions *	929	672

Hong Kong 0.0%
Henderson Land Development Ltd. *	3,313	512

Italy 0.0%
Mediobanca S.p.A. *	8,339	325
UBI Banca S.C.P.A. *	16,309	310

		635

Total Warrants
(Cost $2,575)		2,097

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets
HSBC Bank USA
0.03%, 08/02/10	356,970	356,970

Total Short-Term Investment
(Cost $356,970)		356,970

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.7% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	1,781,618	1,781,618

Total Collateral Invested for Securities on Loan
(Cost $1,781,618)		1,781,618

Total Collateral Invested for Securities on Loan

At 07/31/10, the tax basis cost of the fund’s investments was $288,342,236 and the unrealized appreciation and depreciation were $4,854,607 and ($26,136,210), respectively, with a net unrealized depreciation of ($21,281,603).

At 07/31/10, the values of certain foreign securities held by the fund aggregating $243,967,054 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $4,938 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate.
FDR —	Fiduciary Depositary Receipt.
IDB —	Industrial development board
Reg’d —	Registered
REIT —	Real Estate Investment Trust.

16

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$60,221,468	$—	$60,221,468
Australia(a)	—	9,396,418	—	9,396,418
Materials	41,470	3,424,537	—	3,466,007
Canada(a)	14,671,128	—	—	14,671,128
France(a)	—	26,382,098	—	26,382,098
Commercial & Professional Supplies	78,990	—	—	78,990
Consumer Durables & Apparel	78,631	860,943	—	939,574
Transportation	—	233,738	7,623	241,361
Germany(a)	—	22,745,459	—	22,745,459
Household & Personal Products	61,775	72,587	—	134,362
Media	46,277	—	—	46,277
Ireland(a)	—	1,204,613	—	1,204,613
Food, Beverage & Tobacco	54,055	—	—	54,055
Materials	68,687	354,918	—	423,605

 17

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Italy(a)	$—	$12,936,674	$—	$12,936,674
Real Estate	3,621	—	—	3,621
Japan(a)	—	40,222,050	—	40,222,050
Energy	625,824	523,752	—	1,149,576
Insurance	174,773	569,622	—	744,395
Singapore(a)	—	2,183,847	—	2,183,847
Commercial & Professional Supplies	3,383	—	—	3,383
Spain(a)	—	4,587,293	—	4,587,293
Banks	3,400,280	2,415,435	—	5,815,715
Utilities	—	1,294,958	14,685	1,309,643
United Kingdom(a)	—	45,822,504	—	45,822,504
Capital Goods	—	1,449,647	4,489	1,454,136
Real Estate	53,900	578,498	—	632,398
Telecommunication Services	178,076	5,365,123	—	5,543,199
Other Investment Company	3,115,200	—	—	3,115,200
Preferred Stock(a)	—	92,078	—	92,078
Germany(a)	55,687	1,024,303	—	1,079,990
Rights	449	—	—	449
Warrants	2,097	—	—	2,097
Short-Term Investment	—	356,970	—	356,970

Total	$22,714,303	$244,319,533	$26,797	$267,060,633

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,781,618	$—	$—	$1,781,618

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance						Balance
	as of	Accrued	Realized	Change in	Net	Net	as of
	October 31,	Discounts	Gain	Unrealized	Purchases	Transfers	July 31,
Investments in Securities	2009	(Premiums)	(Loss)	Gains (Losses)	(Sales)	in/out	2010

Common Stock
France	$—	$—	($160)	($2,431)	($1,352)	$11,566	$7,623
Spain	—	—	(866)	(705)	16,256	—	14,685
United Kingdom	2,758	—	(89,520)	89,617	1,634	—	4,489
Rights
Australia	144,587	—	9,402	(144,587)	(9,402)	—	—
Warrants
Italy	—	—	—	325	—	(325)	—

Total	$147,345	$—	($81,144)	($57,781)	$7,136	$11,241	$26,797

REG46848JUL10

18

Schwab Capital Trust
Schwab Fundamental International Small-Mid Company Index Fund™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

	99.6%	Common Stock	61,057,049	63,022,063
	0.2%	Other Investment Company	114,720	114,880
	0.4%	Preferred Stock	170,295	265,381
	—%	Rights	—	196
	—%	Warrants	662	1,164
	0.2%	Short-Term Investment	145,330	145,330

	100.4%	Total Investments	61,488,056	63,549,014
	1.0%	Collateral Invested for Securities on Loan	612,688	612,688
(1	.4)%	Other Assets and Liabilities, Net		(896,788)

	100.0%	Total Net Assets		63,264,914

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Australia 5.7%

Banks 0.3%
Bank of Queensland Ltd.	7,776	73,057
Bendigo & Adelaide Bank Ltd.	13,307	98,776

		171,833

Capital Goods 0.7%
Alesco Corp., Ltd.	7,076	16,694
Boart Longyear Group *	7,765	21,522
Bradken Ltd.	5,657	39,415
Crane Group Ltd.	6,489	49,220
CSR Ltd.	64,357	100,370
Emeco Holdings Ltd.	42,343	25,882
GWA International Ltd.	10,701	29,301
Hills Industries Ltd.	12,147	24,278
Monadelphous Group Ltd.	2,562	31,452
Seven Network Ltd.	5,226	28,982
UGL Ltd.	6,467	82,549

		449,665

Commercial & Professional Supplies 0.3%
Campbell Brothers Ltd.	1,277	35,618
Corporate Express Australia Ltd.	6,897	29,780
Downer EDI Ltd.	9,399	42,309
Skilled Group Ltd.	20,380	23,434
Spotless Group Ltd.	15,441	28,633
Transfield Services Ltd.	12,847	37,446

		197,220

Consumer Durables & Apparel 0.1%
Billabong International Ltd.	6,203	51,170

Consumer Services 0.2%
Aristocrat Leisure Ltd.	21,242	65,263
Flight Centre Ltd.	2,222	37,345

		102,608

Diversified Financials 0.3%
ASX Ltd.	3,110	81,445
Challenger Financial Services Group Ltd.	12,322	39,301
IOOF Holdings Ltd.	4,198	24,756
Perpetual Ltd.	2,003	52,689
Platinum Asset Management Ltd.	4,941	23,585

		221,776

Energy 0.4%
AWE Ltd. *	12,140	17,149
Beach Energy Ltd.	52,927	32,138
Centennial Coal Co., Ltd.	13,442	72,953
Energy Resources of Australia Ltd.	1,898	23,716
New Hope Corp., Ltd.	6,478	27,609
Oil Search Ltd.	16,244	85,930

		259,495

Food & Staples Retailing 0.1%
AWB Ltd. *	67,988	60,932

Food, Beverage & Tobacco 0.1%
Elders Ltd. *	37,183	15,123
Goodman Fielder Ltd.	64,661	78,068

		93,191

Health Care Equipment & Services 0.5%
Ansell Ltd.	4,491	52,203
Australian Pharmaceutical Industries Ltd.	61,964	22,938
Cochlear Ltd.	783	50,060
Healthscope Ltd.	12,622	68,515
Primary Health Care Ltd.	13,353	43,568
Ramsay Health Care Ltd.	4,158	53,077
Sigma Pharmaceuticals Ltd.	56,165	22,069

		312,430

Materials 1.0%
Adelaide Brighton Ltd.	16,879	48,369
Gunns Ltd.	78,466	48,882
Iluka Resources Ltd. *	13,245	66,050
Lihir Gold Ltd.	40,064	148,883
Macarthur Coal Ltd.	3,772	42,864
Minara Resources Ltd. *	61,460	45,631
Mount Gibson Iron Ltd. *	16,573	25,009
OZ Minerals Ltd. *	91,690	102,522
PaperlinX Ltd. *	169,795	91,988
Straits Resources Ltd. *	21,944	28,250

		648,448

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.2%
APN News & Media Ltd.	15,368	29,406
Consolidated Media Holdings Ltd.	12,870	36,139
Ten Network Holdings Ltd. *	28,576	43,162
West Australian Newspapers Holdings Ltd.	4,744	29,763

		138,470

Real Estate 0.5%
Abacus Property Group	49,865	18,714
Australand Property Group	16,315	39,274
Charter Hall Retail REIT	59,306	28,522
Commonwealth Property Office Fund	79,321	66,522
FKP Property Group	33,284	21,134
ING Industrial Fund	110,474	44,566
ING Office Fund	84,757	46,484
Macquarie Office Trust	216,763	48,181

		313,397

Retailing 0.4%
Automotive Holdings Group Ltd.	12,015	24,602
David Jones Ltd.	16,365	71,245
Harvey Norman Holdings Ltd.	19,917	63,061
JB Hi-Fi Ltd.	1,871	32,427
Pacific Brands Ltd. *	54,863	44,918

		236,253

Software & Services 0.1%
Computershare Ltd.	8,265	75,741

Transportation 0.2%
Asciano Group *	34,326	52,673
ConnectEast Group	64,378	23,309
Virgin Blue Holdings Ltd. *	92,312	25,960

		101,942

Utilities 0.3%
APA Group	23,877	80,216
Babcock & Brown Wind Partners	25,856	18,254
Envestra Ltd.	71,014	32,511
SP Ausnet	40,702	29,395

		160,376

		3,594,947

Austria 1.1%

Automobiles & Components 0.0%
Semperit AG Holding	485	18,051

Capital Goods 0.2%
A-TEC Industries AG *	1,165	12,119
Andritz AG	985	61,695
Palfinger AG *	1,141	26,757
Zumtobel AG	1,009	19,110

		119,681

Food, Beverage & Tobacco 0.0%
Agrana Beteiligungs AG	245	23,304

Materials 0.1%
Mayr-Melnhof Karton AG	356	36,557
RHI AG *	1,507	44,955

		81,512

Real Estate 0.6%
Atrium European Real Estate Ltd.	12,395	63,627
CA Immobilien Anlagen AG *	5,434	66,396
Conwert Immobilien Invest SE	4,630	55,256
Immofinanz AG *	64,527	212,133

		397,412

Transportation 0.2%
Flughafen Wien AG	704	40,658
Oesterreichische Post AG	1,762	47,087

		87,745

		727,705

Belgium 1.4%

Capital Goods 0.2%
Bekaert N.V.	487	105,986
Compagnie d’Enterprises CFE	666	33,482

		139,468

Diversified Financials 0.3%
Ackermans & van Haaren N.V.	964	65,967
Gimv N.V.	450	22,147
RHJ International *	9,263	78,692
Sofina S.A.	657	56,254

		223,060

Energy 0.0%
Euronav S.A.	1,532	29,451

Health Care Equipment & Services 0.1%
Agfa Gevaert N.V. *	11,512	69,663
Omega Pharma S.A.	527	22,532

		92,195

Materials 0.2%
Nyrstar	3,477	40,346
Recticel S.A.	2,016	19,868
Tessenderlo Chemie N.V.	2,306	68,425

		128,639

Real Estate 0.2%
Befimmo S.C.A.	610	45,929
Cofinimmo	522	66,273

		112,202

Technology Hardware & Equipment 0.1%
Barco N.V. *	918	45,881

Telecommunication Services 0.1%
Telenet Group Holding N.V. *	1,655	47,409

Transportation 0.1%
Compagnie Maritime Belge S.A.	1,289	37,402

Utilities 0.1%
Elia System Operator S.A./N.V.	1,280	44,085
Elia System Operator S.A./N.V. (Belgium dividend coupon) *	108	25

		44,110

		899,817

Canada 7.7%

Automobiles & Components 0.1%
Linamar Corp.	3,633	67,921
Martinrea International, Inc. *	3,278	26,306

		94,227

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.3%
Canadian Western Bank	1,521	38,423
Genworth MI Canada, Inc.	1,300	33,181
Home Capital Group, Inc.	600	26,806
Laurentian Bank of Canada	1,363	60,987

		159,397

Capital Goods 0.6%
CAE, Inc.	6,399	60,999
Russel Metals, Inc.	4,403	83,901
SNC-Lavalin Group, Inc.	2,117	95,693
Superior Plus Corp.	7,000	91,241
Toromont Industries Ltd.	1,916	45,456

		377,290

Commercial & Professional Supplies 0.4%
IESI-BFC Ltd.	4,300	97,247
Ritchie Bros. Auctioneers, Inc.	1,200	22,353
Stantec, Inc. *	900	21,186
Transcontinental, Inc., Class A	5,637	81,316

		222,102

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	1,710	57,835
Gildan Activewear, Inc., Sub Voting, Class A *	2,102	64,672

		122,507

Consumer Services 0.1%
Tim Hortons, Inc.	2,100	71,658

Diversified Financials 0.3%
AGF Management Ltd., Class B	4,572	66,397
Dundee Corp., Class A *	3,287	38,592
DundeeWealth, Inc.	1,736	23,388
GMP Capital, Inc.	2,900	26,996
TMX Group, Inc.	2,226	61,688

		217,061

Energy 1.1%
Advantage Oil & Gas Ltd. *	10,800	68,180
Crescent Point Energy Corp.	2,700	99,512
Ensign Energy Services, Inc.	5,346	65,886
Fairborne Energy Ltd. *	7,862	39,537
Flint Energy Services Ltd. *	2,128	27,095
Mullen Group Ltd.	4,800	65,600
Nuvista Energy Ltd.	1,700	19,678
OPTI Canada, Inc. *	15,327	24,599
Pacific Rubiales Energy Corp. *	2,600	62,367
Paramount Resources Ltd., Class A *	1,300	27,251
Petrobank Energy & Resources Ltd. *	700	28,836
Progress Energy Resources Corp.	4,100	49,493
ShawCor Ltd., Class A	1,222	31,369
Trican Well Service Ltd.	2,641	40,075
Trinidad Drilling Ltd.	7,151	36,657

		686,135

Food, Beverage & Tobacco 0.2%
Cott Corp. *	4,800	28,761
Maple Leaf Foods, Inc.	8,714	78,066

		106,827

Health Care Equipment & Services 0.1%
CML Healthcare Income Fund	3,362	31,558

Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	3,728	118,326
Kingsway Financial Services, Inc. *	16,508	30,830

		149,156

Materials 1.8%
Agnico-Eagle Mines Ltd.	1,173	65,527
Canfor Corp. *	6,298	49,561
Cascades, Inc.	6,045	40,749
CCL Industries, Inc., Class B	1,327	38,014
Centerra Gold, Inc. *	2,180	27,503
First Quantum Minerals Ltd.	1,031	64,605
Franco-Nevada Corp.	1,097	33,431
Harry Winston Diamond Corp. *	3,645	45,170
HudBay Minerals, Inc. *	5,596	69,783
IAMGOLD Corp.	3,165	49,905
Inmet Mining Corp.	1,296	63,347
Lundin Mining Corp. *	16,209	63,067
Methanex Corp.	3,789	85,101
New Gold, Inc. *	6,500	32,119
Norbord, Inc. *	2,695	31,169
PAN American Silver Corp.	1,400	32,234
Quadra FNX Mining Ltd. *	4,365	52,862
Sherritt International Corp.	14,690	97,309
Silver Wheaton Corp. *	2,074	39,118
Sino-Forest Corp. *	3,492	53,770
Thompson Creek Metals Co., Inc. *	2,617	24,132
West Fraser Timber Co., Ltd.	1,523	51,747

		1,110,223

Media 0.4%
Astral Media, Inc.	1,552	54,982
Cogeco Cable, Inc.	1,353	45,800
Corus Entertainment, Inc., Class B	1,183	22,335
Groupe Aeroplan, Inc.	4,694	45,066
Torstar Corp., Class B	9,106	91,055

		259,238

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Biovail Corp.	7,800	170,332
MDS, Inc. *	3,503	33,086

		203,418

Real Estate 0.9%
Boardwalk Real Estate Investment Trust	870	35,018
Calloway Real Estate Investment Trust	3,170	66,727
Canadian Apartment Properties Real Estate Investment Trust	2,275	33,371
Canadian Real Estate Investment Trust	1,932	57,093
Chartwell Seniors Housing Real Estate Investment Trust	4,608	35,231
Cominar Real Estate Investment Trust	1,692	32,341
Dundee Real Estate Investment Trust	2,018	50,153
Extendicare Real Estate Investment Trust	3,777	32,441
First Capital Realty, Inc.	1,579	21,656
H&R Real Estate Investment Trust	5,831	103,229
InnVest Real Estate Investment Trust	7,423	46,861
Morguard Real Estate Investment Trust	1,600	20,077

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Primaris Retail Real Estate Investment Trust	2,792	50,568

		584,766

Retailing 0.2%
Reitmans (Canada) Ltd., Class A	2,325	45,118
RONA, Inc. *	6,935	102,334

		147,452

Software & Services 0.1%
MacDonald, Dettwiler & Associates Ltd. *	1,032	48,185
Open Text Corp. *	823	32,574

		80,759

Transportation 0.2%
Transat A.T., Inc., Class B *	2,100	24,553
TransForce, Inc.	8,000	79,063

		103,616

Utilities 0.2%
Emera, Inc.	4,840	124,619

		4,852,009

China 0.2%

Capital Goods 0.1%
CITIC Resources Holdings Ltd. *	118,000	24,675

Consumer Durables & Apparel 0.0%
Li Ning Co., Ltd.	5,000	16,530

Food, Beverage & Tobacco 0.0%
China Yurun Food Group Ltd.	6,000	19,738

Real Estate 0.0%
Renhe Commercial Holdings	70,000	15,066

Technology Hardware & Equipment 0.1%
Digital China Holdings Ltd.	21,700	35,271

		111,280

Cyprus 0.1%

Energy 0.1%
Prosafe SE	10,184	47,192

Denmark 1.5%

Banks 0.3%
Jyske Bank A/S - Reg’d *	2,888	100,589
Sydbank A/S *	2,694	67,065

		167,654

Capital Goods 0.3%
FLSmidth & Co. A/S	1,242	88,420
NKT Holding A/S	620	30,481
Rockwool International A/S, B Shares	352	32,066
Schouw & Co., A/S	931	20,411

		171,378

Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S *	2,317	22,478

Food, Beverage & Tobacco 0.1%
East Asiatic Co., Ltd. A/S	3,383	86,363

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	321	33,320
GN Store Nord A/S *	7,482	51,086
William Demant Holdings A/S *	333	24,385

		108,791

Insurance 0.1%
Alm. Brand A/S *	1,397	15,250
Topdanmark A/S *	519	64,139

		79,389

Materials 0.2%
Auriga Industries A/S, Class B	1,706	27,735
Novozymes A/S, Class B	663	84,624

		112,359

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Alk-Abello A/S	691	43,389
H. Lundbeck A/S	1,567	23,866

		67,255

Software & Services 0.0%
SimCorp A/S	133	22,114

Transportation 0.2%
D/S Norden A/S	626	24,572
DSV A/S	5,430	96,817

		121,389

		959,170

Finland 2.0%

Automobiles & Components 0.2%
Nokian Renkaat Oyj	4,117	115,483

Capital Goods 0.6%
Cargotec Corp., B Shares	2,611	93,718
Cramo Oyj *	1,355	23,849
Konecranes Oyj	2,451	79,976
Lemminkainen Oyj *	835	28,736
Outotec Oyj	2,233	78,955
Ramirent Oyj	3,611	38,886
Uponor Oyj	3,753	60,788

		404,908

Commercial & Professional Supplies 0.1%
Lassila & Tikanoja Oyj	938	16,377
Poyry Oyj	1,796	24,148

		40,525

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares (c)	5,957	66,193

Food, Beverage & Tobacco 0.1%
HKScan Oyj, A Shares	2,731	29,148

Health Care Equipment & Services 0.0%
Oriola-KD Oyj, Class B	4,104	20,634

Materials 0.5%
Huhtamaki Oyj	7,139	88,940
Kemira Oyj	5,786	77,574
M-real Oyj, Class B *	33,165	125,972
Tikkurila Oy *	1,446	30,621

		323,107

Media 0.0%
Alma Media Corp.	2,234	18,399

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	3,589	69,290

Real Estate 0.1%
Citycon Oyj	5,817	19,923
Sponda Oyj	11,546	43,282

		63,205

Retailing 0.1%
Stockmann Oyj Abp, B Shares	2,224	79,094

Software & Services 0.1%
Tieto Oyj	3,308	58,218

		1,288,204

France 3.2%

Automobiles & Components 0.1%
Plastic Omnium S.A.	891	44,300
Societe Fonciere Financiere et de Participations (FFP)	535	27,747

		72,047

Capital Goods 0.4%
Delachaux S.A.	288	18,004
Faiveley Transport	207	15,806
IMS International Metal Service *	2,143	30,377
Manitou BF *	1,325	22,119
Mersen S.A.	932	34,323
Zodiac Aerospace	1,771	99,727

		220,356

Commercial & Professional Supplies 0.4%
Bureau Veritas S.A.	521	31,469
Derichebourg S.A. *	10,192	42,543
GL Events S.A.	941	26,151
Seche Environnement S.A.	223	15,852
Societe BIC S.A.	1,069	79,548
Sperian Protection	192	28,836
Teleperformance	1,851	46,886

		271,285

Consumer Durables & Apparel 0.2%
Beneteau *	1,275	19,778
SEB S.A.	755	56,260
Trigano S.A. *	1,025	21,753

		97,791

Consumer Services 0.1%
Club Mediterranee S.A. *	1,852	33,355
Pierre & Vacances	319	21,102

		54,457

Diversified Financials 0.1%
Boursorama *	1,840	20,718
Financiere Marc de Lacharriere S.A.	550	21,243

		41,961

Energy 0.3%
Bourbon S.A.	2,577	110,318
Etablissements Maurel et Prom	4,079	48,798

		159,116

Food & Staples Retailing 0.0%
Guyenne et Gascogne S.A.	217	21,669

Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	173	14,841
Remy Cointreau S.A.	607	33,117
Vilmorin & Cie	300	28,192

		76,150

Health Care Equipment & Services 0.1%
bioMerieux	275	27,930
Orpea	488	19,427

		47,357

Insurance 0.0%
April Group	728	18,869

Materials 0.2%
Rhodia S.A.	5,305	109,432

Media 0.3%
Canal Plus	4,232	30,042
Eutelsat Communications	1,148	42,429
Havas S.A.	17,096	82,788
Ipsos	719	28,585

		183,844

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Ipsen S.A.	604	20,058

Real Estate 0.1%
Mercialys	706	23,051
Societe Immobilliere de Location pour l’Industrie et le Commerce	282	31,686

		54,737

Retailing 0.1%
Etam Development S.A. (c)*	700	32,931

Semiconductors & Semiconductor Equipment 0.0%
Silicon-On-Insulator Technologies *	1,751	18,919

Software & Services 0.3%
Alten	686	20,153
Altran Technologies S.A. *	7,779	31,892
Dassault Systemes S.A.	861	55,951
Groupe Steria S.C.A.	1,199	32,517
Sopra Group	243	17,258
UbiSoft Entertainment S.A. *	4,290	40,580

		198,351

Technology Hardware & Equipment 0.2%
Bull *	3,992	13,162
Ingenico S.A.	733	18,536
Neopost S.A.	1,225	94,720

		126,418

Telecommunication Services 0.0%
Iliad S.A.	234	20,607

Transportation 0.1%
Groupe Eurotunnel S.A. - Reg’d	10,784	79,265

Utilities 0.1%
EDF Energies Nouvelles S.A.	494	21,097
Rubis	416	36,495
Sechilienne S.A.	864	23,370

		80,962

		2,006,582

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Germany 3.4%

Automobiles & Components 0.2%
ElringKlinger AG	1,472	39,548
Leoni AG *	3,077	92,670

		132,218

Banks 0.1%
Aareal Bank AG *	2,678	56,081
comdirect bank AG	2,824	25,902

		81,983

Capital Goods 1.2%
Bauer AG	565	23,281
Demag Cranes AG *	922	32,970
Deutz AG *	10,892	67,271
Duerr AG *	1,131	31,226
Gildemeister AG	3,121	43,404
Heidelberger Druckmaschinen AG *	11,806	116,097
Indus Holding AG	1,083	23,809
Krones AG *	539	30,572
KUKA AG *	2,974	46,301
MTU Aero Engines Holding AG	1,345	78,333
Nordex AG *	2,830	29,026
Pfleiderer AG - Reg’d *	3,925	24,045
Rational AG	136	22,295
SGL Carbon SE *	2,631	91,340
Tognum AG	2,616	52,289
Vossloh AG	317	31,842

		744,101

Consumer Durables & Apparel 0.1%
Puma AG Rudolf Dassler Sport	135	39,541

Diversified Financials 0.1%
MLP AG	3,315	34,720

Food, Beverage & Tobacco 0.0%
KWS Saat AG	144	22,612

Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG	1,253	19,366
Draegerwerk AG & Co KGaA *	201	12,084
Rhoen-klinikum AG	1,368	31,212

		62,662

Materials 0.2%
Fuchs Petrolub AG	336	32,182
H&R WASAG AG	857	21,813
Symrise AG	2,973	74,112

		128,107

Media 0.1%
GfK SE	491	18,363
Sky Deutschland AG *	11,921	21,794

		40,157

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
QIAGEN N.V. *	3,421	63,618
Stada Arzneimittel AG	2,011	65,342

		128,960

Real Estate 0.2%
Alstria Office REIT-AG	2,086	24,139
Deutsche Euroshop AG	1,181	36,275
Deutsche Wohnen AG *	2,897	28,314
DIC Asset AG	2,410	19,693
IVG Immobilien AG *	6,397	44,478

		152,899

Retailing 0.4%
Douglas Holding AG	2,010	90,616
Fielmann AG	221	17,461
Medion AG	1,948	23,555
Praktiker Bau- und Heimwerkermaerkte Holding AG	8,896	70,723
Takkt AG	1,966	22,484

		224,839

Semiconductors & Semiconductor Equipment 0.1%
Q-Cells SE *	3,953	30,113
Solarworld AG (c)	2,571	34,967

		65,080

Software & Services 0.1%
Bechtle AG	1,010	29,141
Software AG	275	30,731
United Internet AG - Reg’d	1,321	16,381

		76,253

Technology Hardware & Equipment 0.1%
Jenoptik AG *	4,997	28,853
Wincor Nixdorf AG	1,222	68,814

		97,667

Telecommunication Services 0.1%
Freenet AG	3,053	32,612

Transportation 0.1%
Hamburger Hafen und Logistik AG	851	31,159
Sixt AG	936	24,770

		55,929

Utilities 0.0%
MVV Energie AG	535	21,682

		2,142,022

Greece 0.6%

Banks 0.1%
Agricultural Bank of Greece *	11,705	18,603
TT Hellenic Postbank S.A. *	3,861	22,355

		40,958

Capital Goods 0.1%
Ellaktor S.A.	6,681	29,965

Consumer Durables & Apparel 0.0%
Folli-Follie S.A. *	879	20,504

Consumer Services 0.1%
Intralot S.A. Integrated Lottery	7,501	33,266

Materials 0.3%
Mytilineos Holdings S.A. *	6,257	38,919
Sidenor Steel Products Manufacturing Co., S.A. *	5,945	22,836
Titan Cement Co.	3,208	68,853
Viohalco, Hellenic Copper & Aluminum Industry S.A. *	7,635	44,915

		175,523

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Alapis Holding Industrial and Commercial S.A.	7,238	21,282

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.0%
Jumbo S.A.	2,134	16,982

Utilities 0.0%
EYDAP Athens Water Supply & Sewage Co., S.A.	1,971	14,656

		353,136

Hong Kong 3.7%

Automobiles & Components 0.0%
Xinyi Glass Holdings Co., Ltd.	54,000	24,419

Banks 0.3%
Dah Sing Banking Group Ltd. *	16,600	24,316
Dah Sing Financial Group *	7,600	46,608
Fubon Bank (Hong Kong) Ltd.	30,000	13,619
Industrial & Commercial Bank of China (Asia) Ltd. (a)	15,000	44,512
Wing Hang Bank Ltd.	7,000	75,679

		204,734

Capital Goods 0.1%
China State Construction International Holdings Ltd.	34,000	14,889
HKC Holdings Ltd. *	143,990	10,032
Johnson Electric Holdings Ltd.	59,000	27,750
Lonking Holdings Ltd.	27,000	20,502

		73,173

Consumer Durables & Apparel 0.4%
Anta Sports Products Ltd.	10,000	17,700
Bosideng International Holdings Ltd.	74,000	22,881
China Dongxiang Group Co.	34,000	19,240
Pacific Textile Holdings Ltd.	21,000	12,065
Shenzhou International Group	13,000	17,156
Skyworth Digital Holdings Ltd.	24,000	17,359
Stella International Holdings Ltd.	14,000	26,868
Techtronic Industries Co., Ltd.	89,500	74,055
Texwinca Holdings Ltd.	24,000	24,610

		231,934

Consumer Services 0.2%
Cafe De Coral Holdings Ltd.	8,000	19,258
China Travel International Investment Hong Kong Ltd. *	60,000	14,856
Galaxy Entertainment Group Ltd. *	33,000	22,006
Sands China Ltd. *	12,400	19,222
The Hongkong & Shanghai Hotels Ltd.	25,500	40,554

		115,896

Diversified Financials 0.3%
First Pacific Co., Ltd.	95,000	67,964
Hong Kong Exchanges & Clearing Ltd.	5,800	95,518

		163,482

Energy 0.0%
Mongolia Energy Co., Ltd. *	47,000	17,769

Food, Beverage & Tobacco 0.3%
Chaoda Modern Agriculture (Holdings) Ltd.	58,320	62,729
China Mengniu Dairy Co., Ltd.	14,000	43,619
Global Bio-chem Technology Group Co., Ltd. *	104,000	16,873
Uni-President China Holdings Ltd.	22,000	12,269
Want Want China Holdings Ltd.	57,000	44,731

		180,221

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	6,000	51,795

Materials 0.1%
Fushan International Energy Group Ltd.	34,000	19,652
Hidili Industry International Development Ltd.	19,000	17,196
Lee & Man Paper Manufacturing Ltd.	19,000	14,015
Nine Dragons Paper Holdings Ltd.	14,000	20,411

		71,274

Media 0.1%
Television Broadcasts Ltd.	10,000	46,404

Real Estate 0.8%
Agile Property Holdings Ltd.	32,000	41,779
Champion Real Estate Investment Trust	78,000	38,181
Greentown China Holdings Ltd.	14,000	17,437
HKR International Ltd.	34,400	14,684
Hopewell Holdings Ltd.	19,500	61,644
Hopson Development Holdings Ltd.	23,000	31,333
Hysan Development Co., Ltd.	26,000	80,942
K Wah International Holdings Ltd.	39,000	14,453
Kowloon Development Co., Ltd.	26,000	28,508
KWG Property Holding Ltd.	19,500	14,502
New World China Land Ltd.	71,200	24,801
Shimao Property Holdings Ltd.	19,000	36,558
Shui On Land Ltd.	53,400	24,394
Sinolink Worldwide Holdings Ltd.	185,000	28,623
Soho China Ltd.	49,000	30,277
Tian An China Investments Co., Ltd.	45,000	29,375
Tomson Group Ltd.	32,000	12,427

		529,918

Retailing 0.5%
Belle International Holdings Ltd.	47,000	72,580
Chow Sang Sang Holdings International Ltd.	27,000	53,441
Dah Chong Hong Holdings Ltd.	38,000	26,850
Giordano International Ltd.	83,000	42,961
GOME Electrical Appliances Holdings Ltd. *	176,000	61,103
Lifestyle International Holdings Ltd.	11,000	22,922
Parkson Retail Group Ltd.	13,500	23,208

		303,065

Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	3,100	28,346

Software & Services 0.0%
Hong Kong Energy Holdings Ltd. *	1,695	140
Tencent Holdings Ltd.	1,400	27,033

		27,173

Technology Hardware & Equipment 0.2%
BYD Electronic International Co., Ltd.	45,500	25,392
Kingboard Laminates Holding Ltd.	42,000	41,753
Truly International Holdings Ltd.	10,000	13,567
VTech Holdings Ltd.	5,000	53,217

		133,929

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.2%
Hopewell Highway Infrastructure Ltd.	21,900	16,521
Pacific Basin Shipping Ltd.	105,000	79,632
Road King Infrastructure Ltd.	22,000	19,077
Shun Tak Holdings Ltd.	61,000	34,697

		149,927

Utilities 0.0%
Xinao Gas Holdings Ltd.	8,000	18,968

		2,372,427

Ireland 1.1%

Capital Goods 0.5%
DCC plc	4,595	112,831
Grafton Group plc	33,425	125,770
Kingspan Group plc *	9,898	69,354

		307,955

Consumer Services 0.1%
Paddy Power plc	927	33,656

Food & Staples Retailing 0.0%
Fyffes plc	37,875	17,768

Food, Beverage & Tobacco 0.2%
C&C Group plc	16,139	68,437
Glanbia plc	8,418	36,091
Greencore Group plc	20,283	35,183

		139,711

Health Care Equipment & Services 0.1%
United Drug plc	14,874	47,159

Insurance 0.1%
FBD Holdings plc	4,121	36,513

Media 0.1%
Independent News & Media plc *	64,734	60,296

Transportation 0.0%
Aer Lingus Group plc *	19,669	23,863

		666,921

Israel 0.7%

Banks 0.1%
First International Bank of Israel Ltd. *	572	9,258
Israel Discount Bank Ltd., Class A *	25,981	47,375
Mizrahi Tefahot Bank Ltd. *	3,772	31,048

		87,681

Capital Goods 0.1%
Clal Industries Ltd.	2,802	17,178
Elbit Systems Ltd.	272	14,994
Koor Industries Ltd.	448	9,308

		41,480

Consumer Durables & Apparel 0.0%
Elco Holdings Ltd. *	1,147	14,119

Energy 0.0%
Paz Oil Co., Ltd.	143	20,130

Food & Staples Retailing 0.0%
Blue Square-Israel Ltd.	986	10,752
Shufersal Ltd.	2,654	15,668

		26,420

Food, Beverage & Tobacco 0.1%
Osem Investments Ltd.	1,213	18,498
Strauss Group Ltd.	1,045	15,174

		33,672

Insurance 0.1%
Clal Insurance Enterprise Holdings Ltd. *	530	10,335
Harel Insurance Investments & Finances Service Ltd.	288	13,254
Migdal Insurance & Financial Ltd. Holdings	7,572	12,843

		36,432

Materials 0.0%
Makhteshim-Agan Industries Ltd.	7,302	25,601

Media 0.0%
Hot Telecommunication System Ltd. *	836	7,641

Real Estate 0.1%
Africa Israel Investments Ltd. *	2,731	12,447
Elbit Imaging Ltd. *	712	9,430
Gazit-Globe Ltd.	1,441	13,794
Jerusalem Economy Ltd. *	1,581	10,770

		46,441

Retailing 0.0%
Delek Automotive Systems Ltd.	1,017	11,348

Software & Services 0.1%
NICE Systems Ltd. *	978	28,073

Telecommunication Services 0.1%
Cellcom Israel Ltd.	1,377	37,859
Partner Communications Co., Ltd.	1,754	29,131

		66,990

		446,028

Italy 2.2%

Automobiles & Components 0.1%
Brembo S.p.A.	3,059	20,801
Immsi S.p.A.	18,781	19,567
Piaggio & C. S.p.A.	7,614	21,679
Sogefi S.p.A. *	5,738	15,457

		77,504

Banks 0.2%
Banca Piccolo Credito Valtellinese Scarl	14,439	72,038
Banca Popolare dell’Etruria e del Lazio S.c.r.l. *	5,533	23,612
Banco di Desio e della Brianza S.p.A.	3,479	17,106

		112,756

Capital Goods 0.5%
Astaldi S.p.A.	2,879	17,240
Cofide S.p.A. - Compagnia Finanziaria De Benedetti *	79,006	66,479
Danieli S.p.A. - Officine Meccaniche Danieli & C.	939	18,117
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RNC	1,614	17,459
Impregilo S.p.A. *	21,081	56,052
Industria Macchine Automatiche S.p.A.	1,586	28,530

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Interpump Group S.p.A. *	2,895	15,620
Maire Tecnimont S.p.A.	3,827	14,279
Prysmian S.p.A.	5,563	94,021

		327,797

Consumer Durables & Apparel 0.3%
Bulgari S.p.A	5,365	42,038
Geox S.p.A.	4,107	23,000
Indesit Co., S.p.A.	2,868	34,045
Safilo Group S.p.A. *	3,999	43,458
Tod’s S.p.A.	372	28,308

		170,849

Diversified Financials 0.1%
Azimut Holding S.p.A.	2,924	29,252

Food & Staples Retailing 0.0%
Marr S.p.A.	2,169	18,686

Food, Beverage & Tobacco 0.1%
Davide Campari - Milano S.p.A.	5,148	27,081

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	10,056	19,534

Insurance 0.2%
Societa Cattolica di Assicurazioni S.c.r.l.	3,688	98,406

Materials 0.1%
Cementir Holding S.p.A.	5,136	15,592
KME Group *	51,543	18,807

		34,399

Media 0.2%
Gruppo Editoriale L’Espresso S.p.A. *	12,820	26,721
Mondadori (Arnoldo) Editore S.p.A. *	10,461	34,404
RCS MediaGroup S.p.A. *	19,927	28,251
Seat Pagine Gialle S.p.A. *	213,383	38,252

		127,628

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Recordati S.p.A.	2,918	21,901

Real Estate 0.1%
Beni Stabili S.p.A.	55,099	45,534
Immobiliare Grande Distribuzione	11,012	16,654
Pirelli & C. Real Estate S.p.A. *	48,671	23,231

		85,419

Retailing 0.0%
Gruppo Coin S.p.A. *	2,930	22,470

Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	2,554	24,151

Telecommunication Services 0.0%
Fastweb *	1,018	15,586

Transportation 0.2%
Alitalia S.p.A. (a)(b)	14,782	—
Ansaldo STS S.p.A.	1,285	16,787
Autostrada Torino-Milano S.p.A.	2,953	40,384
Gemina S.p.A. *	35,045	22,566
Societa Iniziative Autostradali e Servizi S.p.A.	2,355	22,521

		102,258

Utilities 0.1%
Iride S.p.A.	32,937	52,565

		1,368,242

Japan 28.8%

Automobiles & Components 1.9%
Aichi Machine Industry Co., Ltd.	7,000	22,561
Aisan Industry Co., Ltd.	2,400	18,801
Akebono Brake Industry Co., Ltd.	3,300	15,137
Calsonic Kansei Corp. *	11,000	33,135
EXEDY Corp.	1,300	37,408
F.C.C. Co., Ltd.	1,000	19,324
Futaba Industrial Co., Ltd. *	5,400	37,321
Kanto Auto Works, Ltd.	5,100	37,961
Kayaba Industry Co., Ltd.	12,000	47,290
Keihin Corp.	1,900	34,281
Koito Manufacturing Co., Ltd.	4,000	58,207
Mitsuba Corp. *	5,000	25,011
Musashi Seimitsu Industry Co., Ltd.	1,300	26,854
NGK SPARK PLUG Co., Ltd.	4,000	51,524
Nhk Spring Co., Ltd.	8,000	73,438
Nifco, Inc.	1,300	29,506
Nippon Seiki Co., Ltd.	2,000	21,934
Nissan Shatai Co., Ltd.	3,000	21,242
Nissin Kogyo Co., Ltd.	2,300	33,554
Press Kogyo Co., Ltd. *	14,000	40,531
Riken Corp.	4,000	13,932
Sanden Corp.	9,000	29,467
Showa Corp. *	7,100	39,377
Stanley Electric Co., Ltd.	4,100	70,851
Tachi-S Co., Ltd.	2,000	20,519
Takata Corp.	2,400	47,251
The Yokohama Rubber Co., Ltd.	18,000	96,097
Tokai Rika Co., Ltd.	2,200	37,242
Tokai Rubber Industries Ltd.	1,700	20,145
Topre Corp.	2,200	15,764
Toyo Tire & Rubber Co., Ltd.	23,000	53,270
TS Tech Co., Ltd.	1,700	26,684
Unipres Corp.	1,000	16,719

		1,172,338

Banks 3.0%
Aichi Bank Ltd.	300	19,000
Aozora Bank Ltd.	28,000	37,115
Bank of The Ryukyus Ltd.	2,100	23,411
Kansai Urban Banking Corp.	16,000	25,128
Kiyo Holdings, Inc.	20,000	26,632
Mizuho Trust & Banking Co., Ltd. *	23,000	19,370
Sapporo Hokuyo Holdings, Inc.	7,700	36,475
Suruga Bank Ltd.	6,000	53,969
The 77 Bank Ltd.	12,000	63,600
The Akita Bank Ltd.	6,000	20,035
The Aomori Bank Ltd.	10,000	24,289
The Awa Bank Ltd.	7,000	42,743
The Bank of Iwate Ltd.	500	27,811
The Bank of Kyoto Ltd.	9,000	74,973
The Bank of Nagoya Ltd.	9,000	31,375
The Bank of Okinawa Ltd.	700	22,543
The Bank of Saga Ltd.	7,000	20,494
The Chugoku Bank Ltd.	6,000	69,838
The Chukyo Bank Ltd.	5,000	14,981
The Daishi Bank Ltd.	13,000	44,951
The Ehime Bank Ltd.	5,000	12,885
The Eighteenth Bank Ltd.	9,000	25,217
The Fukui Bank Ltd.	6,000	19,127

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Gunma Bank Ltd.	15,000	80,390
The Higashi-Nippon Bank Ltd.	7,000	13,469
The Higo Bank Ltd.	7,000	38,266
The Hiroshima Bank Ltd.	19,000	74,641
The Hokkoku Bank Ltd.	11,000	43,269
The Hokuetsu Bank Ltd.	8,000	13,211
The Hyakugo Bank Ltd.	10,000	43,937
The Hyakujushi Bank Ltd.	12,000	45,006
The Iyo Bank Ltd.	8,000	70,816
The Juroku Bank Ltd.	12,000	41,021
The Kagoshima Bank Ltd.	8,000	49,912
The Keiyo Bank Ltd.	5,000	25,008
The Mie Bank Ltd.	5,000	14,520
The Minato Bank Ltd.	11,000	16,399
The Musashino Bank Ltd.	1,300	36,640
The Nanto Bank Ltd.	9,000	46,843
The Nishi-Nippon City Bank Ltd.	30,000	87,140
The Ogaki Kyoritsu Bank Ltd.	13,000	41,323
The Oita Bank Ltd.	6,000	18,766
The San-in Godo Bank Ltd.	7,000	51,412
The Shiga Bank Ltd.	7,000	42,700
The Shikoku Bank Ltd.	4,000	12,769
The Tochigi Bank Ltd.	6,000	24,706
The Toho Bank Ltd.	9,000	26,413
The Tokyo Tomin Bank Ltd.	1,500	16,435
The Yamagata Bank Ltd.	4,000	18,723
The Yamanashi Chuo Bank Ltd.	7,000	28,197
Tomony Holdings, Inc. *	10,000	36,576
Yamaguchi Financial Group, Inc.	6,000	56,051

		1,870,521

Capital Goods 4.8%
Aica Kogyo Co., Ltd.	2,400	27,406
Amano Corp.	2,800	22,898
Central Glass Co., Ltd.	8,000	30,843
Chiyoda Corp.	6,000	43,125
Chudenko Corp.	1,800	20,268
COMSYS Holdings Corp.	5,100	48,808
Daifuku Co., Ltd.	4,500	26,262
Ebara Corp. *	14,000	53,209
Fujitec Co., Ltd.	3,000	15,625
Furukawa Co., Ltd. *	22,000	23,440
Futaba Corp.	1,700	30,680
Glory Ltd.	2,200	51,218
GS Yuasa Corp.	5,000	32,279
Hitachi Cable Ltd.	15,000	41,081
Hitachi Zosen Corp. (c)	40,000	56,871
Hoshizaki Electric Co., Ltd.	1,800	31,567
Inaba Denki Sangyo Co., Ltd.	1,900	47,063
Inabata & Co., Ltd.	11,800	54,888
Iseki & Co., Ltd. *	6,000	15,606
Iwatani Corp.	21,000	59,102
Japan Pulp & Paper Co., Ltd.	6,000	20,279
Kandenko Co., Ltd.	5,000	29,606
Kanematsu Corp. *	96,000	76,656
Keihan Electric Railway Co., Ltd.	16,000	69,640
Kitz Corp.	5,000	25,026
Komori Corp.	3,000	30,973
Kumagai Gumi Co., Ltd. *	43,000	29,344
Kurita Water Industries Ltd.	2,100	58,094
Kuroda Electric Co., Ltd.	1,800	25,300
Kyowa Exeo Corp.	4,500	41,591
Kyudenko Corp.	5,000	27,403
Mabuchi Motor Co., Ltd.	900	45,191
Maeda Corp.	15,000	39,927
Maeda Road Construction Co., Ltd.	4,000	32,308
Makino Milling Machine Co., Ltd. *	6,000	36,114
Max Co., Ltd.	2,000	23,865
Meidensha Corp. (c)	7,000	21,753
Minebea Co., Ltd.	15,000	82,873
MISUMI Group, Inc.	1,300	24,898
Mitsui Engineering & Shipbuilding Co., Ltd.	35,000	72,763
Miura Co., Ltd.	1,100	25,897
Mori Seiki Co., Ltd.	4,200	41,160
Nabtesco Corp.	2,000	31,588
Nachi-Fujikoshi Corp.	13,000	38,681
Nagase & Co., Ltd.	5,000	54,813
NEC Networks & System Integration Corp.	1,800	23,379
Nichias Corp.	5,000	20,414
Nippo Corp.	4,000	27,789
Nippon Densetsu Kogyo Co., Ltd.	3,000	29,828
Nishimatsu Construction Co., Ltd.	45,000	55,421
Nitto Boseki Co., Ltd.	11,000	25,304
Noritake Co., Ltd.	5,000	17,897
Noritz Corp.	1,900	34,552
OKUMA Corp. *	7,000	42,102
Okumura Corp.	11,000	39,370
OSG Corp.	2,700	29,667
Penta-Ocean Construction Co., Ltd.	36,000	49,554
Ryobi Ltd. *	11,000	36,040
Sanki Engineering Co., Ltd.	4,000	31,623
Sankyo-Tateyama Holdings, Inc. *	31,000	37,469
Sanwa Holdings Corp.	15,000	47,969
Shima Seiki Mfg., Ltd.	1,200	26,424
ShinMaywa Industries Ltd.	6,000	22,140
Sintokogio Ltd.	2,900	21,937
Sumikin Bussan Corp.	8,000	17,246
Swcc Showa Holdings Co., Ltd. *	20,000	18,704
Tadano Ltd.	6,000	29,459
Taihei Kogyo Co., Ltd.	6,000	21,929
Taikisha Ltd.	1,400	22,100
Takara Standard Co., Ltd.	3,000	19,358
Takasago Thermal Engineering Co., Ltd.	4,000	34,389
The Japan Steel Works Ltd.	4,000	38,645
The Nippon Road Co., Ltd.	10,000	21,719
THK Co., Ltd.	3,800	74,708
TOA Corp.	17,000	17,284
Toda Corp.	19,000	60,740
Toshiba Machine Co., Ltd.	4,000	14,528
Toshiba Plant Systems & Services Corp.	2,000	23,783
Toto Ltd.	12,000	81,831
Toyo Engineering Corp.	6,000	18,793
Trusco Nakayama Corp.	1,800	26,943
Tsubakimoto Chain Co.	8,000	33,432
Ushio, Inc.	2,400	40,699
Yamazen Corp.	5,100	21,520
Yuasa Trading Co., Ltd. *	28,000	26,521

		3,021,192

Commercial & Professional Supplies 0.4%
Duskin Co., Ltd.	3,300	58,611
Kokuyo Co., Ltd.	7,900	63,893

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Matsuda Sangyo Co., Ltd.	1,800	28,262
Meitec Corp.	1,400	23,582
Nissha Printing Co., Ltd.	700	18,960
Okamura Corp.	3,000	17,468
Park24 Co., Ltd.	2,100	22,478
Sohgo Security Services Co., Ltd.	2,600	26,292
Toppan Forms Co., Ltd.	2,200	21,143

		280,689

Consumer Durables & Apparel 2.0%
Alpine Electronics, Inc. *	2,200	26,548
Asics Corp.	4,000	39,384
Chofu Seisakusho Co., Ltd.	1,300	27,901
Clarion Co., Ltd. *	11,000	23,600
Cleanup Corp.	4,300	25,162
Fujitsu General Ltd.	4,000	22,104
Funai Electric Co., Ltd.	600	21,371
Gunze Ltd.	9,000	27,969
HASEKO Corp. *	81,500	65,869
Heiwa Corp.	1,600	17,825
Hitachi Koki Co., Ltd.	3,000	26,672
JVC KENWOOD Holdings, Inc. *	4,460	15,247
Kurabo Industries Ltd.	14,000	22,358
Mars Engineering Corp.	1,000	17,330
Misawa Homes Co., Ltd. (c)*	11,100	54,247
Mitsui Home Co., Ltd.	3,000	14,525
Mizuno Corp.	5,000	22,544
Nisshinbo Holdings, Inc.	6,000	62,025
Noritsu Koki Co., Ltd.	2,400	16,424
Onward Holdings Co., Ltd.	9,000	67,655
PanaHome Corp.	3,000	18,399
Pioneer Corp. *	33,500	122,221
Rinnai Corp.	900	48,208
Roland Corp.	1,600	18,923
Sangetsu Co., Ltd.	1,400	30,726
Sanyo Shokai Ltd.	6,000	23,938
Seiko Holdings Corp. *	12,000	37,803
Shimano, Inc.	1,500	76,033
Takamatsu Construction Group Co., Ltd.	1,800	21,900
The Japan Wool Textile Co., Ltd.	3,000	22,410
Token Corp.	660	19,110
Tokyo Style Co., Ltd.	4,000	31,344
Tomy Co., Ltd.	2,900	23,084
Toyobo Co., Ltd.	44,000	75,332
Unitika Ltd. *	31,000	26,878
Wacoal Holdings Corp.	4,000	52,326

		1,265,395

Consumer Services 0.4%
Benesse Holdings, Inc.	1,900	83,955
H.I.S. Co., Ltd.	1,300	29,789
Pacific Golf Group International Holdings K.K.	34	20,845
Plenus Co., Ltd.	1,800	27,892
Resorttrust, Inc.	1,500	21,536
Round One Corp.	4,200	18,896
Tokyo Dome Corp.	7,000	18,557
Yoshinoya Holdings Co., Ltd.	25	28,666
Zensho Co., Ltd.	2,100	19,579

		269,715

Diversified Financials 0.7%
Aeon Credit Service Co., Ltd.	4,500	44,981
Cedyna Financial Corp. *	15,850	27,804
Fuyo General Lease Co., Ltd.	800	18,336
Hitachi Capital Corp.	1,800	23,874
IBJ Leasing Co., Ltd.	1,600	30,046
Jaccs Co., Ltd.	22,000	41,955
JAFCO Co., Ltd.	800	18,877
Japan Securities Finance Co., Ltd.	3,900	22,786
Matsui Securities Co., Ltd.	3,600	21,234
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,410	49,478
Mizuho Investors Securities Co., Ltd. *	14,000	14,218
Mizuho Securities Co., Ltd.	8,000	18,149
Monex Group, Inc.	45	18,581
Okasan Securities Group, Inc.	5,000	18,879
Orient Corp. (c)*	39,000	29,743
Ricoh Leasing	1,200	28,899
Tokai Tokyo Financial Holdings, Inc.	9,000	32,646

		460,486

Energy 0.3%
AOC Holdings, Inc. *	8,100	38,273
Itohchu Enex Co., Ltd.	8,100	40,567
Japan Petroleum Exploration Co., Ltd.	1,200	47,189
San-Ai Oil Co., Ltd.	4,000	15,495
Sinanen Co., Ltd.	6,000	24,853

		166,377

Food & Staples Retailing 0.8%
Arcs Co., Ltd.	1,500	20,106
Cawachi Ltd.	1,600	29,612
Circle K Sunkus Co., Ltd.	2,300	30,752
FamilyMart Co., Ltd.	2,400	85,746
Heiwado Co., Ltd.	2,300	28,625
Izumiya Co., Ltd.	9,000	39,519
Kasumi Co., Ltd.	2,900	15,322
Kato Sangyo Co., Ltd.	2,300	34,916
Matsumotokiyoshi Holdings Co., Ltd.	1,200	26,733
Ministop Co., Ltd.	1,300	17,985
Okuwa Co., Ltd.	2,000	18,841
San-A Co., Ltd.	700	25,728
Sugi Holdings Co., Ltd.	1,000	21,930
Sundrug Co., Ltd.	1,000	25,792
The Maruetsu, Inc.	6,000	21,647
Tsuruha Holdings, Inc.	700	26,939
Valor Co., Ltd.	2,500	19,616
Yaoko Co., Ltd.	700	20,121

		509,930

Food, Beverage & Tobacco 1.8%
Coca-Cola Central Japan Co., Ltd.	1,800	23,484
Coca-Cola West Co., Ltd.	3,600	65,193
DyDo Drinco, Inc.	600	22,398
Ezaki Glico Co., Ltd.	4,000	47,530
Fuji Oil Co., Ltd.	2,400	35,348
House Food Corp.	2,000	29,219
Ito En Ltd.	2,800	43,962
Itoham Foods, Inc.	9,000	33,309
J-Oil Mills, Inc.	6,000	17,947
Kagome Co., Ltd.	2,100	37,310
Kewpie Corp.	6,500	77,934
Kikkoman Corp.	6,000	63,425

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Marudai Food Co., Ltd.	7,000	20,613
Maruha Nichiro Holdings, Inc.	52,000	83,199
Mikuni Coca-Cola Bottling Co., Ltd.	2,900	24,012
Morinaga & Co., Ltd.	10,000	22,904
Morinaga Milk Industry Co., Ltd.	14,000	53,138
Nichirei Corp.	15,000	64,584
Nippon Flour Mills Co., Ltd.	6,000	31,205
Nippon Suisan Kaisha Ltd.	18,200	61,968
Prima Meat Packers Ltd.	21,000	23,522
Sapporo Holdings Ltd.	12,000	57,651
Showa Sangyo Co., Ltd.	6,000	18,601
Takara Holdings, Inc.	6,000	32,378
The Nisshin Oillio Group Ltd.	7,000	35,006
Toyo Suisan Kaisha Ltd.	2,000	43,155
Yakult Honsha Co., Ltd.	2,800	80,953
Yonekyu Corp.	2,000	17,502

		1,167,450

Health Care Equipment & Services 0.3%
Hitachi Medical Corp.	2,000	16,243
Miraca Holdings, Inc.	1,000	29,645
Nichii Gakkan Co.	2,000	17,247
Nihon Kohden Corp.	1,000	18,480
Nipro Corp.	1,300	25,257
Sysmex Corp.	400	22,960
Toho Holdings Co., Ltd.	5,000	74,484

		204,316

Household & Personal Products 0.4%
Aderans Holdings Co., Ltd. *	2,400	29,359
Fancl Corp.	1,800	26,988
Kobayashi Pharmaceutical Co., Ltd.	700	29,473
Kose Corp.	900	20,874
Lion Corp.	11,000	55,821
Unicharm Corp.	500	59,365

		221,880

Insurance 0.2%
MS&AD Insurance Group Holdings, Inc.	1,146	25,360
Sony Financial Holdings, Inc.	14	50,720
The Fuji Fire & Marine Insurance Co., Ltd. *	19,000	25,856

		101,936

Materials 4.2%
Adeka Corp.	4,000	39,002
Aichi Steel Corp.	5,000	21,315
Air Water, Inc.	6,000	65,204
Daicel Chemical Industries Ltd.	11,000	77,746
Daido Steel Co., Ltd.	21,000	100,281
Daiken Corp.	7,000	18,049
Dainichiseika Color & Chemical Mfg. Co., Ltd.	4,000	15,911
Daio Paper Corp.	8,000	64,034
Denki Kagaku Kogyo Kabushiki Kaisha	22,000	110,791
Dowa Holdings Co., Ltd.	16,000	84,038
FP Corp.	600	31,890
Furukawa-Sky Aluminum Corp.	8,000	21,572
Godo Steel Ltd.	13,000	31,281
Hokuetsu Kishu Paper Co., Ltd.	6,500	32,077
Ishihara Sangyo Kaisha Ltd. *	23,000	17,275
Kansai Paint Co., Ltd.	6,000	50,953
Kureha Corp.	6,000	30,145
Kurimoto Ltd. *	14,000	18,848
Kyoei Steel Ltd.	1,300	21,754
Lintec Corp.	1,300	25,121
Maruichi Steel Tube Ltd.	2,800	55,780
Mitsubishi Paper Mills Ltd. *	27,000	31,182
Mitsubishi Rayon Co., Ltd. *	16,000	65,281
Mitsubishi Steel Mfg. Co., Ltd.	11,000	23,043
Mitsui Mining & Smelting Co., Ltd.	38,000	103,885
Nakayama Steel Works Ltd. *	20,000	29,338
Nihon Parkerizing Co., Ltd.	2,000	25,697
Nippon Coke & Engineering Co., Ltd.	17,000	25,045
Nippon Denko Co., Ltd.	3,000	17,807
Nippon Kayaku Co., Ltd.	5,000	44,950
Nippon Light Metal Co., Ltd. *	56,000	82,402
Nippon Metal Industry Co., Ltd.	12,000	16,069
Nippon Paint Co., Ltd.	6,000	35,278
Nippon Shokubai Co., Ltd.	6,000	62,167
Nippon Soda Co., Ltd.	6,000	21,295
Nippon Yakin Kogyo Co., Ltd. *	7,500	23,855
Nissan Chemical Industries Ltd.	4,000	47,446
Nittetsu Mining Co., Ltd.	4,000	13,653
Nof Corp.	7,000	28,811
Osaka Steel Co., Ltd.	1,800	27,858
OSAKA Titanium technologies Co., Ltd.	500	21,330
Pacific Metals Co., Ltd.	6,000	42,993
Rengo Co., Ltd.	10,000	64,578
Sakai Chemical Industry Co., Ltd.	4,000	16,097
Sanyo Chemical Industries Ltd.	4,000	27,754
Sanyo Special Steel Co., Ltd. *	8,000	41,321
Shin-Etsu Polymer Co., Ltd.	4,500	26,542
Sumitomo Bakelite Co., Ltd.	9,000	46,884
Sumitomo Light Metal Industries Ltd. *	35,000	36,555
Sumitomo Osaka Cement Co., Ltd.	31,000	58,029
Taiyo Nippon Sanso Corp.	9,000	78,552
Takasago International Corp.	3,000	13,714
Toagosei Co., Ltd.	8,000	35,433
Toho Zinc Co., Ltd.	4,000	14,544
Tokai Carbon Co., Ltd.	7,000	36,915
Tokuyama Corp.	11,000	55,074
Tokyo Ohka Kogyo Co., Ltd.	1,600	27,411
Tokyo Steel Manufacturing Co., Ltd.	7,100	84,814
Topy Industries Ltd.	21,000	47,223
Toyo Ink Mfg. Co., Ltd.	9,000	34,811
Toyo Kohan Co., Ltd.	3,000	17,074
Yamato Kogyo Co., Ltd.	1,600	38,911
Yodogawa Steel Works Ltd.	9,000	37,766
Zeon Corp.	9,000	64,731

		2,627,185

Media 0.4%
Asatsu-DK, Inc.	2,600	62,383
Avex Group Holdings, Inc.	2,100	26,515
Kadokawa Group Holdings, Inc.	1,200	25,030
SKY Perfect JSAT Holdings, Inc.	47	16,606
Toei Co., Ltd.	4,000	17,170
Toho Co., Ltd.	3,900	64,462
TV Asahi Corp.	19	26,920
TV Tokyo Corp.	900	17,203

		256,289

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Hisamitsu Pharmaceutical Co., Inc.	900	34,985

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kaken Pharmaceutical Co., Ltd.	3,000	29,652
Kissei Pharmaceutical Co., Ltd.	2,000	38,371
Kyorin Co., Ltd.	2,000	27,934
Mochida Pharmaceutical Co., Ltd.	2,000	20,099
Nippon Shinyaku Co., Ltd.	2,000	24,541
Rohto Pharmaceutical Co., Ltd.	2,000	24,533
Santen Pharmaceutical Co., Ltd.	1,600	53,557
Tsumura & Co.	900	27,037

		280,709

Real Estate 0.4%
AEON Mall Co., Ltd.	1,800	39,435
Daibiru Corp.	2,100	15,771
Daikyo, Inc. *	11,000	18,341
GOLDCREST Co., Ltd.	1,410	28,792
Heiwa Real Estate Co., Ltd.	8,000	19,127
Joint Corp. (a)(b)	4,000	—
Nomura Real Estate Holdings, Inc.	2,700	33,200
NTT Urban Development Corp.	38	30,800
Sumitomo Real Estate Sales Co., Ltd.	630	25,825
Tokyo Tatemono Co., Ltd.	17,000	55,311

		266,602

Retailing 2.0%
ABC-Mart, Inc.	500	16,229
Alpen Co., Ltd.	1,800	28,541
AOKl Holdings, Inc.	1,500	22,394
AOYAMA TRADING Co., Ltd.	3,800	60,065
ASKUL Corp.	1,000	19,645
Autobacs Seven Co., Ltd.	1,700	63,215
Belluna Co., Ltd.	3,700	17,738
Best Denki Co., Ltd. *	16,000	41,879
Bic Camera, Inc.	83	34,296
Chiyoda Co., Ltd.	1,800	21,981
Chori Co., Ltd.	17,000	19,629
Culture Convenience Club Co., Ltd.	4,100	17,316
DCM Holdings Co., Ltd.	3,200	16,447
Don Quijote Co., Ltd.	1,900	49,525
EDION Corp.	6,300	48,153
Fuji Co., Ltd.	1,600	28,398
GEO Corp.	28	34,180
Gulliver International Co., Ltd. (c)	600	29,452
H2O Retailing Corp.	6,000	37,235
Hikari Tsushin, Inc.	1,600	28,875
Izumi Co., Ltd.	2,900	37,597
J. Front Retailing Co., Ltd.	13,000	58,678
Joshin Denki Co., Ltd.	3,000	29,254
K’s Holdings Corp.	2,040	44,900
Keiyo Co., Ltd.	3,000	16,111
Kohnan Shoji Co., Ltd.	1,600	17,304
Kojima Co., Ltd.	3,000	17,624
Komeri Co., Ltd.	1,600	37,554
Nishimatsuya Chain Co., Ltd.	2,900	27,013
Nissen Holdings Co., Ltd.	5,900	21,703
Nitori Co., Ltd.	300	25,844
Parco Co., Ltd.	2,800	20,360
Paris Miki Holdings, Inc.	2,000	15,946
Ryohin Keikaku Co., Ltd.	1,100	40,597
Senshukai Co., Ltd.	3,100	17,889
Shimachu Co., Ltd.	2,300	41,884
Shimamura Co., Ltd.	500	45,245
T-Gaia Corp.	14	23,773
USS Co., Ltd.	620	46,457
Xebio Co., Ltd.	900	17,815
Yokohama Reito Co., Ltd.	4,000	28,794

		1,267,535

Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	2,900	62,518
Dainippon Screen Mfg. Co., Ltd. *	8,000	40,449
Disco Corp.	400	24,217
Elpida Memory, Inc. (c)*	4,700	70,592
Mimasu Semiconductor Industry Co., Ltd.	1,400	16,403
Sanken Electric Co., Ltd. *	11,000	43,097
Shinko Electric Industries Co., Ltd.	2,300	30,372
Tokyo Seimitsu Co., Ltd. *	1,400	19,002
ULVAC, Inc.	1,400	27,506

		334,156

Software & Services 0.8%
Capcom Co., Ltd.	1,200	18,385
CSK Holdings Corp. *	8,400	34,530
Fuji Soft, Inc.	2,100	34,255
IT Holdings Corp.	2,100	25,012
ITOCHU Techno-Solutions Corp.	1,000	36,510
KONAMI Corp.	4,100	63,155
NEC Fielding Ltd.	1,900	21,843
Net One Systems Co., Ltd.	19	23,279
Nihon Unisys Ltd.	4,400	31,357
NS Solutions Corp.	1,000	18,528
OBIC Co., Ltd.	120	22,655
OTSUKA Corp.	600	39,066
Square Enix Holdings Co., Ltd.	1,500	28,856
Sumisho Computer Systems Corp.	1,900	29,157
Transcosmos, Inc.	2,500	22,748
Trend Micro, Inc.	2,000	58,975

		508,311

Technology Hardware & Equipment 1.9%
Canon Electronics, Inc.	900	21,937
Canon, Inc.	494	21,398
Citizen Watch Co., Ltd.	11,000	65,958
Cmk Corp.	3,100	16,291
Eizo Nanao Corp.	1,300	29,017
Hamamatsu Photonics K.K.	1,600	46,835
Hirose Electric Co., Ltd.	600	60,632
Hitachi Kokusai Electric, Inc.	3,000	24,203
HORIBA Ltd.	1,000	27,024
Hosiden Corp.	5,600	59,809
Japan Aviation Electronics Industry Ltd.	4,000	25,594
Japan Radio Co., Ltd.	10,000	24,497
Kaga Electronics Co., Ltd.	2,600	26,749
Macnica	800	17,487
Mitsumi Electric Co., Ltd.	3,900	65,111
Nichicon Corp.	3,000	38,711
Nidec Sankyo Corp.	2,000	16,391
Nippon Chemi-Con Corp. *	6,000	29,800
Oki Electric Industry Co., Ltd. *	81,000	64,618
Ryoden Trading Co., Ltd.	5,000	28,501
Ryosan Co., Ltd.	2,600	66,302
Ryoyo Electro Corp.	2,600	27,755
Sanshin Electronics Co., Ltd.	3,200	26,978
Shimadzu Corp.	7,000	53,524
Shinko Shoji Co., Ltd.	3,300	29,062

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Star Micronics Co., Ltd.	1,700	18,056
Taiyo Yuden Co., Ltd.	4,000	51,149
Topcon Corp.	4,600	22,453
Toshiba Tec Corp.	8,000	29,041
Yamatake Corp.	2,100	53,518
YASKAWA Electric Corp.	7,000	52,624
Yokogawa Electric Corp.	8,000	47,207

		1,188,232

Transportation 1.1%
Daiichi Chuo Kisen Kaisha *	5,000	13,876
Fukuyama Transporting Co., Ltd.	5,000	24,040
Hitachi Transport System Ltd.	1,500	21,689
Iino Kaiun Kaisha Ltd.	2,900	14,626
Japan Airport Terminal Co., Ltd.	2,000	30,804
Kamigumi Co., Ltd.	7,000	54,869
Keihin Electric Express Railway Co., Ltd.	9,000	83,790
Keisei Electric Railway Co., Ltd.	10,000	60,276
Kintetsu World Express, Inc.	700	17,312
Mitsubishi Logistics Corp.	4,000	45,907
Mitsui-Soko Co., Ltd.	4,000	14,045
Nippon Konpo Unyu Soko Co., Ltd.	2,000	23,741
Nishi-Nippon Railroad Co., Ltd.	14,000	58,318
Sankyu, Inc.	11,000	46,293
Seino Holdings Co., Ltd.	11,000	73,777
Senko Co., Ltd.	8,000	25,119
Shinwa Kaiun Kaisha Ltd.	8,000	21,142
Sotetsu Holdings, Inc.	9,000	41,463
The Sumitomo Warehouse Co., Ltd.	6,000	28,749
Yusen Air & Sea Service Co., Ltd.	1,200	17,704

		717,540

Utilities 0.1%
Saibu Gas Co., Ltd.	7,000	19,451
Shizuoka Gas Co., Ltd.	3,500	23,508
The Okinawa Electric Power Co., Inc.	900	46,072

		89,031

		18,247,815

Liechtenstein 0.1%

Banks 0.0%
Liechtensteinische Landesbank AG	356	24,008

Diversified Financials 0.1%
Verwaltungs-und Privat-Bank AG	207	26,912

		50,920

Luxembourg 0.1%

Real Estate 0.0%
GAGFAH S.A.	3,464	28,312

Telecommunication Services 0.1%
COLT Telecom Group S.A. *	14,914	30,165

		58,477

Netherlands 2.7%

Capital Goods 0.7%
Aalberts Industries N.V.	4,545	67,816
Arcadis N.V.	1,083	20,986
Draka Holdings N.V. *	2,962	45,099
Heijmans N.V., CVA *	4,498	71,314
Imtech N.V.	3,449	96,201
Koninklijke Boskalis Westminster N.V.	2,273	93,883
Wavin N.V. *	2,698	38,735

		434,034

Commercial & Professional Supplies 0.2%
USG People N.V. *	5,895	90,530

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	1,283	34,268
TomTom N.V. *	4,174	25,141

		59,409

Energy 0.2%
Fugro N.V., CVA	1,837	97,017

Food & Staples Retailing 0.0%
Sligro Food Group N.V.	879	24,969

Food, Beverage & Tobacco 0.3%
CSM	4,023	116,723
Koninklijike Wessanen N.V. *	14,782	55,389

		172,112

Health Care Equipment & Services 0.1%
Mediq N.V.	3,505	64,754

Insurance 0.2%
Brit Insurance Holdings N.V.	9,214	144,353

Materials 0.1%
AMG Advanced Metallurgical Group N.V. *	3,009	27,709
James Hardie Industries N.V. CDI *	8,092	47,815

		75,524

Media 0.0%
Telegraaf Media Groep N.V.	943	17,819

Real Estate 0.4%
Eurocommercial, CVA	1,549	58,480
Nieuwe Steen Investments N.V.	1,728	31,728
Vastned Offices/Industrial N.V.	1,522	21,758
VastNed Retail N.V.	1,060	61,025
Wereldhave N.V.	975	80,298

		253,289

Retailing 0.0%
Macintosh Retail Group N.V.	1,099	21,486

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V. *	1,440	36,604

Software & Services 0.0%
Exact Holding N.V.	810	18,831

Technology Hardware & Equipment 0.2%
Gemalto N.V.	1,832	75,150
Oce N.V. *	6,332	50,165
TKH Group N.V. CVA	1,279	25,336

		150,651

Transportation 0.1%
Koninklijke Vopak N.V.	920	37,384

		1,698,766

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

New Zealand 0.5%

Consumer Durables & Apparel 0.0%
Fisher & Paykel Appliances Holdings Ltd. *	67,704	26,034

Consumer Services 0.1%
Sky City Entertainment Group Ltd.	23,853	52,509

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	10,370	22,716

Materials 0.1%
Nufarm Ltd.	8,132	28,170
Nuplex Industries Ltd.	9,764	20,938

		49,108

Media 0.0%
Sky Network Television Ltd.	5,722	20,070

Real Estate 0.1%
Kiwi Income Property Trust	38,433	26,516

Retailing 0.0%
The Warehouse Group Ltd.	8,203	21,066

Transportation 0.1%
Air New Zealand Ltd.	37,380	30,162
Auckland International Airport Ltd.	30,355	43,665

		73,827

Utilities 0.1%
Contact Energy Ltd. *	13,423	55,592

		347,438

Norway 1.3%

Banks 0.1%
Sparebanken 1 SMN	5,893	43,793
Sparebanken Rogaland	4,683	37,813

		81,606

Capital Goods 0.1%
Veidekke A.S.A.	5,880	38,810

Energy 0.5%
DOF A.S.A. *	3,277	23,705
Fred. Olsen Energy A.S.A.	738	21,667
Petroleum Geo-Services A.S.A. *	7,628	68,267
Seadrill Ltd.	3,600	83,227
Songa Offshore SE *	5,500	17,202
Subsea 7, Inc. *	3,579	60,888
TGS Nopec Geophysical Co., A.S.A.	2,561	33,903

		308,859

Food, Beverage & Tobacco 0.1%
Cermaq A.S.A. *	3,708	33,952
Leroy Seafood Group A.S.A.	1,449	29,766
Marine Harvest	58,083	43,657

		107,375

Materials 0.1%
Norske Skogindustrier A.S.A. *	66,000	80,695

Media 0.1%
Schibsted A.S.A.	1,831	40,912

Semiconductors & Semiconductor Equipment 0.1%
Renewable Energy Corp. A.S.A. *	22,000	60,368

Software & Services 0.1%
Atea A.S.A.	3,208	22,459
EDB Business Partner A.S.A. *	7,301	18,506

		40,965

Transportation 0.1%
Stolt-Nielsen S.A.	1,807	27,856
Wilh Wilhelmsen Holding A.S.A., Class A	1,600	29,232

		57,088

		816,678

Portugal 0.4%

Banks 0.0%
Banif, SGPS, S.A. - Reg’d	13,962	15,833

Capital Goods 0.1%
Mota-Engil, SGPS, S.A.	8,123	22,891
Teixeira Duarte-Engenharia e Construcoes S.A. *	22,112	28,499

		51,390

Materials 0.1%
Portucel-Empresa Produtora de Pasta e Papel S.A.	8,613	24,710
Semapa - Sociedade de Investimento e Gestao, SGPS, S.A.	3,396	33,575
Sonae Industria-SGPS, S.A. *	9,087	27,764

		86,049

Media 0.1%
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS, S.A.	12,653	52,576

Telecommunication Services 0.0%
Sonaecom, SGPS, S.A. *	10,562	20,555

Utilities 0.1%
Redes Energeticas Nacionais S.A.	7,428	25,495

		251,898

Republic of Korea 7.4%

Automobiles & Components 0.4%
Halla Climate Control Corp.	1,740	25,429
Hankook Tire Manufacturing	3,860	87,743
Kumho Tire Co., Inc. *	8,730	35,642
S&T Dynamics Co., Ltd.	1,630	26,377
Ssangyong Motor Co. *	5,860	69,345

		244,536

Banks 0.3%
Daegu Bank	6,470	83,391
Pusan Bank	8,430	90,915

		174,306

Capital Goods 1.3%
Daewoo International Corp.	2,580	72,627
Dongbu Corp.	3,130	16,922
Doosan Engineering & Construction Co., Ltd.	4,990	17,949
Doosan Infracore Co., Ltd. *	3,660	65,671

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hanjin Heavy Industries & Construction Co., Ltd.	1,730	41,329
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	7,420	73,979
Hyundai Development Co.	3,630	83,203
Hyundai Mipo Dockyard Co., Ltd.	708	97,018
Keangnam Enterprises Ltd. *	3,890	25,777
Kolon Engineering & Construction Co., Ltd.	6,860	23,109
Kumho Industrial Co., Ltd. *	12,800	36,640
Kyeryong Construction Industrial Co., Ltd.	1,740	20,833
LS Industrial Systems Co., Ltd.	407	30,246
Samsung Engineering Co., Ltd.	498	51,904
Samsung Techwin Co., Ltd.	993	92,423
STX Engine Co., Ltd.	1,320	30,089
Taeyoung Engineering & Construction	4,280	17,149
Taihan Electric Wire Co., Ltd. *	5,740	52,222

		849,090

Commercial & Professional Supplies 0.1%
Korea Plant Service & Engineering Co., Ltd.	370	19,766
S1 Corp.	640	32,436

		52,202

Consumer Durables & Apparel 0.1%
Woongjin Coway Co., Ltd.	1,720	60,647

Consumer Services 0.1%
Kangwon Land, Inc.	5,620	94,022

Diversified Financials 0.9%
Daewoo Securities Co., Ltd.	4,170	81,344
Daishin Securities Co., Ltd.	2,680	33,351
Hyundai Securities Co., Ltd.	6,870	79,069
Korea Investment Holdings Co., Ltd.	2,360	67,453
Mirae Asset Securities Co., Ltd.	623	30,735
Samsung Securities Co., Ltd.	1,866	94,636
Tong Yang Securities, Inc.	6,930	63,385
Woori Investment & Securities Co., Ltd.	6,130	96,426

		546,399

Energy 0.1%
SK Gas Co., Ltd.	930	31,491

Food, Beverage & Tobacco 0.5%
CJ CheilJedang Corp.	158	31,615
Daesang Corp. *	2,880	21,470
Hite Holdings Co., Ltd.	1,280	22,795
Lotte Chilsung Beverage Co., Ltd.	75	49,636
Lotte Confectionery Co., Ltd.	31	35,334
Nong Shim Co., Ltd.	234	44,359
ORION Corp.	148	44,553
Ottogi Corp.	345	43,681
Samyang Corp.	770	38,024

		331,467

Household & Personal Products 0.2%
Amorepacific Corp.	39	31,852
LG Household & Health Care Ltd.	100	31,452
Pacific Corp.	554	70,370

		133,674

Insurance 0.5%
Dongbu Insurance Co., Ltd.	4,060	126,111
Hyundai Marine & Fire Insurance Co., Ltd. (HDMF)	3,960	81,406
Korean Reinsurance Co.	4,375	43,310
LG Insurance Co., Ltd.	3,090	66,850
Meritz Fire & Marine Insurance	4,110	25,415

		343,092

Materials 1.4%
Cheil Industries, Inc.	1,760	135,253
Dc Chemical Co., Ltd.	463	108,367
Dongbu HiTek Co., Ltd. *	4,240	32,243
Dongbu Steel Co., Ltd.	4,890	42,320
Hanil Cement Co., Ltd.	684	30,829
Hansol Paper Co., Ltd.	3,650	46,481
Hyundai Hysco	1,220	19,314
Kolon Corp.	1,390	39,764
Korea Zinc Co., Ltd.	457	91,011
KP Chemical Corp.	2,750	26,472
Samsung Fine Chemicals Co., Ltd.	480	27,114
Seah Besteel Corp.	3,570	63,932
SK Chemicals Co., Ltd.	1,791	100,861
SKC Co., Ltd.	1,000	23,443
Ssangyong Cement Industrial Co., Ltd. *	5,160	22,398
Taekwang Industrial Co., Ltd.	65	40,107
Tong Yang Major Corp. *	17,900	34,683
Young Poong Corp.	60	30,429

		915,021

Media 0.1%
Cheil Worldwide, Inc.	1,925	19,741
Daekyo Co., Ltd.	4,210	18,877
Woongjin Holdings Co., Ltd. *	1,800	17,924

		56,542

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Yuhan Corp.	163	21,806

Retailing 0.3%
CJ O Shopping Co., Ltd. *	235	23,025
Daewoo Motor Sales *	8,100	25,290
GS Home Shopping, Inc.	280	20,391
Hyundai Department Store Co., Ltd.	910	90,770

		159,476

Software & Services 0.1%
Nhn Corp. *	342	53,042

Technology Hardware & Equipment 0.2%
Lg Innotek Co.	209	28,243
Samsung Electro-Mechanics Co., Ltd.	823	95,034
Sindo Ricoh Co., Ltd.	689	28,770

		152,047

Telecommunication Services 0.1%
Hanarotelecom Inc. *	13,091	58,536

Transportation 0.6%
Asiana Airlines *	10,940	81,466
Glovis Co., Ltd.	193	22,236
Hanjin Shipping Holdings Co., Ltd. *	11,880	171,447
Korea Line Corp. *	1,230	55,124
STX Pan Ocean Co., Ltd.	2,040	20,693

		350,966

Utilities 0.1%
E1 Corp	461	20,205

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Samchully Co., Ltd.	315	26,456

		46,661

		4,675,023

Singapore 2.2%

Capital Goods 0.2%
Cosco Corp.(Singapore) Ltd.	25,431	30,766
Haw Par Corp., Ltd.	4,000	17,439
Hong Leong Asia Ltd.	5,000	13,163
Jaya Holdings Ltd. *	38,000	18,349
SembCorp Marine Ltd.	15,096	44,523
Yangzijiang Shipbuilding Holdings Ltd.	23,000	24,567

		148,807

Consumer Services 0.1%
Genting Singapore plc *	40,000	37,467
Hotel Properties Ltd.	12,000	25,172

		62,639

Diversified Financials 0.1%
Singapore Exchange Ltd.	10,000	56,450

Food & Staples Retailing 0.1%
Olam International Ltd. (c)	31,704	65,700

Food, Beverage & Tobacco 0.1%
Indofood Agri Resources Ltd. *	9,000	15,410
People’s Food Holdings Ltd.	59,000	29,123

		44,533

Health Care Equipment & Services 0.1%
Parkway Holdings Ltd.	13,866	40,198

Real Estate 0.9%
Allgreen Properties Ltd.	43,000	37,087
Ascendas Real Estate Investment Trust	37,000	57,778
CapitaCommercial Trust	63,302	61,575
CapitaMall Trust	61,000	85,836
Fortune REIT	58,000	27,312
Guocoland Ltd.	12,000	19,209
K-REIT Asia	23,000	20,137
Keppel Land Ltd.	15,000	44,702
Mapletree Logistics Trust	69,000	44,693
Singapore Land Ltd.	3,000	14,715
Suntec Real Estate Investment Trust	60,000	63,174
UOL Group Ltd.	20,000	58,231
Wheelock Properties (S) Ltd.	16,000	22,257
Wing Tai Holdings Ltd.	23,000	30,514
Yanlord Land Group Ltd.	14,000	19,201

		606,421

Semiconductors & Semiconductor Equipment 0.0%
STATS ChipPAC Ltd. *	27,000	22,839

Technology Hardware & Equipment 0.2%
Venture Corp., Ltd.	15,368	103,522

Telecommunication Services 0.0%
MobileOne Ltd.	13,000	20,311

Transportation 0.4%
ComfortDelGro Corp., Ltd.	91,102	107,474
SIA Engineering Co., Ltd.	7,205	21,779
Singapore Airport Terminal Services Ltd.	25,749	55,394
Singapore Post Ltd.	42,000	35,197
SMRT Corp., Ltd.	18,000	29,404

		249,248

		1,420,668

Spain 1.4%

Banks 0.1%
Banco de Valencia S.A. (c)	6,208	37,251
Banco Pastor S.A.	4,076	21,379

		58,630

Capital Goods 0.3%
Abengoa S.A.	1,521	39,932
Construcciones y Auxiliar de Ferrocarriles S.A.	55	24,745
Ferrovial S.A.	4,999	43,757
Obrascon Huarte Lain S.A.	3,294	85,921

		194,355

Commercial & Professional Supplies 0.1%
Prosegur, Compania de Seguridad S.A. - Reg’d	674	33,129

Consumer Services 0.2%
Codere S.A. *	2,072	18,747
NH Hoteles S.A. *	12,627	51,131
Sol Melia S.A.	3,563	29,740

		99,618

Diversified Financials 0.1%
Bolsas y Mercados Espanoles	2,191	56,534
Corporacion Financiera Alba S.A.	777	31,973

		88,507

Energy 0.0%
Tecnicas Reunidas S.A.	471	24,373

Food, Beverage & Tobacco 0.2%
Campofrio Food Group S.A.	2,654	25,178
Ebro Foods S.A.	4,134	72,107
Pescanova S.A.	839	22,052
SOS Corp. Alimentaria S.A. *	10,114	22,670

		142,007

Insurance 0.1%
Grupo Catalana Occidente S.A.	2,235	41,884

Materials 0.1%
Grupo Empresarial Ence S.A. *	7,307	24,967
La Seda de Barcelona S.A., Class B (a)(b)(c)*	15,006	2,307
Tubos Reunidos S.A. *	5,480	13,858

		41,132

Media 0.0%
Antena 3 de Television S.A.	4,233	30,799

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	3,232	30,604
Grifols S.A.	1,851	20,619

		51,223

Real Estate 0.0%
Inmobiliaria Colonial S.A. *	241,752	30,871

Software & Services 0.1%
Indra Sistemas S.A.	4,793	78,180

		914,708

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Sweden 2.5%

Capital Goods 0.6%
Cardo AB	858	25,091
Hexagon AB, Class B	4,808	80,680
Lindab International AB *	3,602	43,406
Peab AB	10,600	64,725
Saab AB, B Shares	3,281	42,650
Trelleborg AB, B Shares	16,195	118,037

		374,589

Commercial & Professional Supplies 0.1%
Intrum Justitia AB	1,826	20,983
Niscayah Group AB	11,002	16,830

		37,813

Consumer Durables & Apparel 0.3%
Husqvarna AB, A Shares	3,532	24,892
Husqvarna AB, B Shares	11,809	83,382
JM AB	2,098	34,242
Nobia AB *	6,695	39,412

		181,928

Diversified Financials 0.2%
D. Carnegie & Co. AB (a)(b)	851	—
Investment AB Oresund	1,914	30,732
Kinnevik Investment AB, B Shares	5,682	106,667

		137,399

Energy 0.1%
Lundin Petroleum AB *	7,078	39,350
PA Resources AB *	22,000	16,367

		55,717

Food & Staples Retailing 0.1%
Axfood AB	1,318	37,586
Hakon Invest AB	1,605	24,920

		62,506

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	1,042	22,028
Swedish Match AB	3,593	84,814

		106,842

Health Care Equipment & Services 0.2%
Getinge AB, B Shares	5,009	110,916

Materials 0.1%
Billerud	4,060	26,267
Hoganas AB, B Shares	1,387	38,325

		64,592

Media 0.1%
Eniro AB (c)*	17,913	23,500
Modern Times Group, B Shares	1,137	71,297

		94,797

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	4,928	39,521

Real Estate 0.5%
Castellum AB	6,485	67,122
Fabege AB	9,453	66,086
Hufvudstaden AB, A Shares	4,363	37,376
Kungsleden AB	9,301	66,069
Wallenstam AB, Class B	1,899	36,716
Wihlborgs Fastigheter AB	1,131	25,368

		298,737

Retailing 0.0%
Clas Ohlson AB, B Shares	1,938	29,951

		1,595,308

Switzerland 3.8%

Automobiles & Components 0.1%
Rieter Holding AG - Reg’d *	282	86,860

Banks 0.3%
Banque Cantonale Vaudoise - Reg’d	93	41,468
Basler Kantonalbank	628	84,400
St. Galler Kantonalbank AG - Reg’d	47	21,777
Valiant Holding	224	43,560

		191,205

Capital Goods 0.8%
Bobst Group AG *	881	33,406
Bucher Industries AG - Reg’d	456	54,701
Daetwyler Holding AG	487	31,735
Georg Fischer AG - Reg’d *	270	106,626
Kaba Holding AG, Class B - Reg’d	125	35,819
OC Oerlikon Corp. AG - Reg’d *	35,779	147,843
Sulzer AG - Reg’d	1,006	104,368

		514,498

Consumer Durables & Apparel 0.2%
AFG Arbonia-Forster Holding AG *	1,599	36,574
Forbo Holding AG - Reg’d	135	64,668
Metall Zug AG, B Shares - Reg’d	9	24,450

		125,692

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d	174	54,175

Diversified Financials 0.2%
Bank Sarasin & Cie AG - Reg’d, Series B	1,193	44,252
Compagnie Financiere Tradition S.A.	217	21,956
EFG International AG	1,584	18,723
Partners Group Holding AG	232	32,743
Vontobel Holding AG - Reg’d	1,208	36,118

		153,792

Food, Beverage & Tobacco 0.4%
Aryzta AG	2,285	93,351
Barry Callebaut AG - Reg’d *	52	32,852
Emmi AG - Reg’d	139	21,318
Lindt & Spruengli AG	14	31,542
Lindt & Spruengli AG - Reg’d	2	48,963

		228,026

Health Care Equipment & Services 0.3%
Galenica AG - Reg’d (c)	115	46,192
Nobel Biocare Holding AG - Reg’d	2,373	39,980
Sonova Holding AG - Reg’d	550	66,741
Straumann Holding AG - Reg’d	90	19,732

		172,645

Materials 0.4%
Ems-Chemie Holding AG - Reg’d	515	80,096
Schmolz & Bickenbach AG - Reg’d *	2,454	72,352

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sika AG - Bearer Shares	36	67,804

		220,252

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Actelion Ltd. - Reg’d *	588	23,787
BB Biotech AG	366	19,668
Lonza Group AG - Reg’d	1,454	113,067

		156,522

Real Estate 0.2%
Allreal Holding AG - Reg’d	178	20,881
PSP Swiss Property AG - Reg’d *	1,082	71,417
Swiss Prime Site AG - Reg’d *	426	26,715

		119,013

Retailing 0.2%
Charles Voegele Holding AG *	580	24,024
Dufry Group - Reg’d *	463	37,819
Valora Holding AG - Reg’d	220	55,654

		117,497

Technology Hardware & Equipment 0.2%
Kudelski S.A.	1,055	31,119
Logitech International S.A. - Reg’d *	4,700	73,940

		105,059

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	95	31,144
Panalpina Welttransport Holding AG - Reg’d *	1,185	106,920

		138,064

		2,383,300

United Kingdom 13.8%

Banks 0.1%
Paragon Group Cos. plc	20,202	43,463

Capital Goods 2.9%
Ashtead Group plc	64,158	97,565
Bodycote plc	24,091	89,597
BSS Group plc	8,907	62,517
Carillion plc	27,488	129,792
Charter International plc	6,559	74,290
Chemring Group plc	657	29,760
Cobham plc	26,672	99,392
Cookson Group plc *	12,738	88,777
Fenner plc	11,506	39,777
Galliford Try plc	10,169	49,173
IMI plc	13,360	149,558
Interserve plc	16,054	49,915
Invensys plc	18,926	79,330
Keller Group plc	4,362	37,569
Kier Group plc	3,965	64,582
Meggitt plc	23,403	109,797
Melrose plc	15,017	55,044
Morgan Crucible Co. plc	15,003	50,592
Morgan Sindall plc	5,597	48,128
Qinetiq Group plc	33,192	64,237
Rotork plc	1,749	41,431
SIG plc *	50,815	80,686
Speedy Hire plc	67,419	24,623
Spirax-Sarco Engineering plc	2,230	54,610
The Weir Group plc	6,182	113,905
Ultra Electronics Holdings plc	1,655	41,900

		1,826,547

Commercial & Professional Supplies 1.3%
Aggreko plc	4,755	114,319
Babcock International Group plc	10,633	92,409
De La Rue plc	8,716	100,264
Homeserve	1,441	49,257
Intertek Group plc	2,814	69,644
Michael Page International plc	7,153	43,509
Mitie Group plc	12,641	41,415
Regus plc	23,460	27,592
Serco Group plc	11,177	97,053
Shanks Group plc	18,066	29,607
The Davis Service Group plc	15,126	88,716
WS Atkins plc	5,526	61,924

		815,709

Consumer Durables & Apparel 0.6%
Bellway plc	9,288	84,437
Bovis Homes Group plc *	12,028	64,890
Burberry Group plc	8,935	118,009
Redrow plc *	24,165	40,591
The Berkeley Group Holdings plc *	5,462	69,462

		377,389

Consumer Services 0.8%
Greene King plc	14,062	97,725
J.D. Wetherspoon plc	5,628	38,566
Marston’s plc	64,146	96,789
Millennium & Copthorne Hotels plc	9,008	68,707
PartyGaming plc *	7,953	37,419
Rank Group plc	69,265	129,323
Restaurant Group plc	7,712	27,741

		496,270

Diversified Financials 1.1%
Aberdeen Asset Management plc	37,740	83,112
Ashmore Group plc	6,641	29,437
Cattles plc (a)(b)*	247,655	3,886
Close Brothers Group plc	10,347	109,023
F&C Asset Management plc	65,309	51,805
Hargreaves Lansdown plc	5,919	33,634
Henderson Group plc	40,228	82,564
IG Group Holdings plc	6,869	51,015
Intermediate Capital Group plc	20,542	85,493
Provident Financial plc	8,434	106,751
Tullett Prebon plc	11,263	60,150

		696,870

Energy 0.9%
Acergy S.A.	2,200	35,970
Cairn Energy plc *	9,853	72,173
Dana Petroleum plc *	3,095	83,096
Enquest plc *	16,367	29,947
Hunting plc	5,114	41,725
John Wood Group plc	11,281	63,284
Petrofac Ltd.	3,130	61,353
Premier Oil plc *	2,435	55,706
Tullow Oil plc	5,465	105,560

		548,814

Food, Beverage & Tobacco 0.5%
Britvic plc	9,687	72,978
Dairy Crest Group plc	13,500	81,747

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Greggs plc	5,189	36,189
Northern Foods plc	52,709	36,185
Premier Foods plc *	183,505	54,698
Robert Wiseman Dairies plc	4,274	33,801

		315,598

Health Care Equipment & Services 0.1%
SSL International plc	2,928	54,216

Household & Personal Products 0.1%
McBride plc	8,393	18,344
PZ Cussons plc	6,377	34,336

		52,680

Insurance 0.8%
Admiral Group plc	3,755	85,268
Beazley plc	27,863	52,454
Catlin Group Ltd.	16,430	99,115
Chaucer Holdings plc	39,164	28,433
Chesnara plc	6,903	23,288
Hiscox Ltd.	16,222	90,561
Jardine Lloyd Thompson Group plc	6,154	56,978
Lancashire Holdings Ltd.	5,525	46,500
St. James’s Place plc	6,228	27,012

		509,609

Materials 0.7%
Aquarius Platinum Ltd.	8,704	37,286
Croda International plc	3,571	72,266
DS Smith plc	55,225	124,106
Ferrexpo plc	7,381	32,043
Filtrona plc	10,203	38,343
Fresnillo plc	1,486	24,015
Marshalls plc	20,356	28,846
Petropavlovsk plc	2,598	41,136
Randgold Resources Ltd.	604	54,235
Yule Catto & Co. plc *	7,262	23,417

		475,693

Media 0.7%
Aegis Group plc	51,570	94,833
Daily Mail & General Trust	10,611	80,792
Euromoney Institutional Investor plc	2,538	24,055
Informa plc	20,084	123,697
Johnston Press plc *	139,897	44,033
Trinity Mirror plc *	40,962	68,420

		435,830

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	3,782	86,506

Real Estate 0.3%
Derwent London plc	2,469	51,912
Great Portland Estates plc	7,258	34,318
Mapeley Ltd. (a)(b)	2,199	—
Savills plc	6,044	30,244
Shaftesbury plc	6,296	39,484
St. Modwen Properties plc *	10,974	29,961

		185,919

Retailing 0.8%
Carpetright plc	2,647	30,703
Debenhams plc *	96,308	92,943
Galiform plc *	24,695	27,857
Game Group plc	31,332	35,065
Halfords Group plc	8,107	61,178
Headlam Group plc	7,383	29,542
HMV Group plc (c)	61,504	58,227
JJB Sports plc *	116,104	21,862
Mothercare plc	2,925	23,953
N Brown Group plc	8,611	30,684
Smiths News plc	14,478	25,376
Sports Direct International *	18,312	31,567
WH Smith plc	6,285	41,843

		510,800

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	15,180	78,074
CSR plc *	4,388	23,537

		101,611

Software & Services 0.5%
Autonomy Corp. plc *	2,581	66,597
Computacenter plc	13,403	57,719
Dimension Data Holdings plc	51,966	100,384
Misys plc *	15,467	61,239

		285,939

Technology Hardware & Equipment 0.5%
Electrocomponents plc	31,873	112,501
Halma plc	10,243	44,626
Laird plc	28,627	55,117
Premier Farnell plc	15,714	58,947
Spectris plc	4,752	67,459

		338,650

Telecommunication Services 0.1%
Inmarsat plc	7,264	84,037

Transportation 0.6%
Air Berlin plc (c)*	6,922	32,449
BBA Aviation plc	31,051	95,574
Forth Ports plc	2,365	47,170
Go-Ahead Group plc	3,728	65,334
Stagecoach Group plc	32,249	85,154
Wincanton plc	18,439	68,681

		394,362

Utilities 0.1%
Northumbrian Water Group plc	17,066	88,870

		8,725,382

Total Common Stock
(Cost $61,057,049)		63,022,063

Other Investment Company 0.2% of net assets

United States 0.2%
iShares MSCI EAFE Small Cap Index Fund	3,200	114,880

Total Other Investment Company
(Cost $114,720)		114,880

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Preferred Stock 0.4% of net assets

Germany 0.4%

Capital Goods 0.2%
Jungheinrich AG	3,223	93,991

Consumer Durables & Apparel 0.1%
Hugo Boss AG	1,095	48,818

Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGAA	985	66,704

Materials 0.0%
Fuchs Petrolub AG	175	17,798

Transportation 0.0%
Sixt AG	1,038	21,525

		248,836

Republic of Korea 0.0%

Diversified Financials 0.0%
Daishin Securities Co., Ltd.	2,090	16,545

Total Preferred Stock
(Cost $170,295)		265,381

Rights 0.0% of net assets

Spain 0.0%

Materials 0.0%
La Seda de Barcelona SA *	15,006	196

Total Rights
(Cost $—)		196

Warrants 0.0% of net assets

France 0.0%

Energy 0.0%
Etablissements Maurel et Prom *	4,079	691

Hong Kong 0.0%

Capital Goods 0.0%
HKC Holdings Ltd. *	7,600	202
HKC Holdings Ltd. *	13,090	120

		322

Energy 0.0%
Hong Kong Energy Holdings Ltd. *	524	24
Hong Kong Energy Holdings Ltd. *	793	9

		33

		355

Italy 0.0%

Software & Services 0.0%
Tiscali S.p.A. *	33,436	118

Total Warrants
(Cost $662)		1,164

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
HSBC Bank USA
0.03%, 08/02/10	145,330	145,330

Total Short-Term Investment
(Cost $145,330)		145,330

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.0% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	612,688	612,688

Total Collateral Invested for Securities on Loan
(Cost $612,688)		612,688

Total Collateral Invested for Securities on Loan

At 07/31/10, the tax basis cost of the fund’s investments was $62,032,481 and the unrealized appreciation and depreciation were $5,966,743 and ($4,450,210), respectively, with a net unrealized appreciation of $1,516,533.

At 07/31/10, the values of certain foreign securities held by the fund aggregating $56,361,144 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $6,193 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate.
Reg’d —	Registered
REIT —	Real Estate Investment Trust.

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$3,583,674	$—	$3,583,674
Australia(a)	—	2,832,852	—	2,832,852
Capital Goods	28,982	420,683	—	449,665
Health Care Equipment & Services	68,515	243,915	—	312,430
Austria(a)	—	604,838	—	604,838
Automobiles & Components	18,051	—	—	18,051
Food, Beverage & Tobacco	23,304	—	—	23,304
Materials	36,557	44,955	—	81,512
Belgium(a)	—	727,068	—	727,068
Materials	68,425	60,214	—	128,639
Utilities	25	44,085	—	44,110
Canada(a)	4,852,009	—	—	4,852,009
Finland(a)	—	917,550	—	917,550
Food, Beverage & Tobacco	29,148	—	—	29,148
Materials	30,621	292,486	—	323,107

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Media	$18,399	$—	$—	$18,399
France(a)	—	1,504,015	—	1,504,015
Commercial & Professional Supplies	28,836	242,449	—	271,285
Retailing	32,931	—	—	32,931
Software & Services	17,258	181,093	—	198,351
Germany(a)	—	785,120	—	785,120
Capital Goods	46,104	697,997	—	744,101
Food, Beverage & Tobacco	22,612	—	—	22,612
Health Care Equipment & Services	12,084	50,578	—	62,662
Materials	32,182	95,925	—	128,107
Real Estate	88,728	64,171	—	152,899
Retailing	154,116	70,723	—	224,839
Utilities	21,682	—	—	21,682
Greece(a)	—	157,109	—	157,109
Consumer Durables & Apparel	20,504	—	—	20,504
Materials	68,853	106,670	—	175,523
Hong Kong(a)	—	2,167,693	—	2,167,693
Banks	—	160,222	44,512	204,734
Ireland(a)	—	438,420	—	438,420
Food & Staples Retailing	17,768	—	—	17,768
Food, Beverage & Tobacco	104,528	35,183	—	139,711
Health Care Equipment & Services	47,159	—	—	47,159
Transportation	23,863	—	—	23,863
Italy(a)	—	1,333,843	—	1,333,843
Materials	18,807	15,592	—	34,399
Japan(a)	—	16,377,294	—	16,377,294
Banks	36,576	1,833,945	—	1,870,521
Liechtenstein(a)	—	26,912	—	26,912
Banks	24,008	—	—	24,008
Luxembourg(a)	—	28,312	—	28,312
Telecommunication Services	30,165	—	—	30,165
Netherlands(a)	—	1,408,827	—	1,408,827
Media	17,819	—	—	17,819
Real Estate	31,728	221,561	—	253,289
Software & Services	18,831	—	—	18,831
Norway(a)	—	679,815	—	679,815
Capital Goods	38,810	—	—	38,810
Software & Services	18,506	22,459	—	40,965
Transportation	29,232	27,856	—	57,088
Republic of Korea(a)	—	3,363,419	—	3,363,419
Automobiles & Components	69,345	175,191	—	244,536
Materials	70,536	844,485	—	915,021
Technology Hardware & Equipment	28,770	123,277	—	152,047
Spain(a)	—	672,939	—	672,939
Banks	21,379	37,251	—	58,630
Food, Beverage & Tobacco	47,848	94,159	—	142,007
Materials	2,307	38,825	—	41,132

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Sweden(a)	$—	$1,413,380	$—	$1,413,380
Consumer Durables & Apparel	39,412	142,516	—	181,928
Switzerland(a)	—	1,141,036	—	1,141,036
Banks	84,400	106,805	—	191,205
Capital Goods	69,225	445,273	—	514,498
Consumer Durables & Apparel	24,450	101,242	—	125,692
Diversified Financials	21,956	131,836	—	153,792
Real Estate	20,881	98,132	—	119,013
Transportation	31,144	106,920	—	138,064
United Kingdom(a)	—	5,143,429	—	5,143,429
Diversified Financials	—	692,984	3,886	696,870
Energy	29,947	518,867	—	548,814
Food, Beverage & Tobacco	69,986	245,612	—	315,598
Insurance	23,288	486,321	—	509,609
Materials	23,417	452,276	—	475,693
Real Estate	30,244	155,675	—	185,919
Retailing	51,404	459,396	—	510,800
Technology Hardware & Equipment	55,117	283,533	—	338,650
Other Investment Company	—	114,880	—	114,880
Preferred Stock(a)	—	265,381	—	265,381
Rights(a)	196	—	—	196
Warrants(a)	1,164	—	—	1,164
Short-Term Investment(a)	—	145,330	—	145,330

Total	$6,994,142	$56,506,474	$48,398	$63,549,014

Other Financial Instruments
Collateral Invested for Securities on Loan	$612,688	$—	$—	$612,688

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance						Balance
	as of	Accrued	Realized	Change in	Net	Net	as of
	October 31,	Discounts	Gain	Unrealized	Purchases	Transfers in	July 31,
Investments in Securities	2009	(Premiums)	(Loss)	Gains (Losses)	(Sales)	and/out	2010

Common Stock
Australia	$—	$—	($11,666)	$11,666	$—	$—	$—
Hong Kong	—	—	—	9,631	—	34,881	44,512
Japan	—	—	(10,505)	10,505	—	—	—
United Kingdom	56,504	—	(29,643)	20,055	(43,030)	—	3,886
Rights
Australia	25,450	—	—	(25,450)	—	—	—
Hong Kong	1,873	—	1,509	(1,873)	(1,509)	—	—
Norway	796	—	—	(796)	—	—	—

Total	$84,623	$—	($50,305)	$23,738	($44,539)	$34,881	$48,398

REG46849JUL10

Schwab Capital Trust
Schwab Fundamental Emerging Markets Index Fund™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

88.6%		Common Stock	173,952,947	191,174,826
10.0%		Preferred Stock	18,826,494	21,617,579
0.5%		Other Investment Company	998,720	1,035,000
0.2%		Short-Term Investments	344,531	344,531

99.3%		Total Investments	194,122,692	214,171,936
1.0%		Collateral Invested for Securities on Loan	2,048,520	2,048,520
(0	.3)%	Other Assets and Liabilities, Net		(587,979)

100.0%		Total Net Assets		215,632,477

	Number	Value
Security	of Shares	($)

Common Stock 88.6% of net assets

Brazil 4.8%

Banks 1.2%
Banco do Brasil S.A.	38,500	668,519
Banco Santander Brasil S.A.	143,200	1,892,181

		2,560,700

Capital Goods 0.2%
Empresa Brasileira de Aeronautica S.A.	67,100	438,355

Diversified Financials 0.2%
BM&F BOVESPA S.A.	51,200	376,984

Energy 1.2%
Petroleo Brasileiro S.A. - Petrobras *	142,300	2,592,274

Food, Beverage & Tobacco 0.1%
Companhia de Bebidas das Americas	800	74,246
JBS S.A.	19,200	93,882
Souza Cruz S.A.	3,100	142,416

		310,544

Materials 1.1%
Companhia Siderurgica Nacional S.A.	36,700	610,137
Fibria Celulose S.A. *	5,042	80,096
Gerdau S.A.	9,500	100,466
Usinas Siderurgicas de Minas Gerais S.A.	6,000	173,982
Vale S.A.	49,600	1,369,161

		2,333,842

Telecommunication Services 0.1%
Tele Norte Leste Participacoes S.A.	9,900	187,440
Telesp - Telecomunicacoes de Sao Paulo S.A.	2,900	58,040
Tim Participacoes S.A. *	13,300	52,556

		298,036

Utilities 0.7%
Centrais Eletricas Brasileiras S.A.	51,000	661,133
Companhia de Saneamento Basico do Estado de Sao Paulo	7,300	145,975
Companhia Energetica de Minas Gerais	13,425	150,295
CPFL Energia S.A.	2,600	60,018
EDP - Energias do Brasil S.A.	4,200	85,729
Light S.A.	7,100	88,810
Tractebel Energia S.A.	15,500	201,373

		1,393,333

		10,304,068

Chile 0.8%

Banks 0.1%
Banco de Chile	1,176,306	146,008
Banco Santander Chile S.A.	1,605,335	127,811

		273,819

Capital Goods 0.1%
Empresas Copec S.A.	15,753	257,941

Food & Staples Retailing 0.1%
Cencosud S.A.	37,464	190,824

Retailing 0.1%
S.A.C.I. Falabella S.A.	25,889	202,642

Telecommunication Services 0.0%
Empresa Nacional de Telecomunicaciones S.A.	5,973	85,370

Utilities 0.4%
Empresa Nacional de Electricidad S.A.	149,843	246,648
Enersis S.A.	1,218,968	505,126

		751,774

		1,762,370

China 30.0%

Automobiles & Components 0.0%
Dongfeng Motor Group Co., Ltd., Class H	72,000	100,814

Banks 9.0%
Bank of China Ltd., Class H	11,139,000	5,897,088
Bank of Communications Co., Ltd., Class H	644,000	715,833
China CITIC Bank Corp. Ltd., Class H	1,107,000	749,749

 1

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
China Construction Bank Corp., Class H	3,096,000	2,631,282
China Merchants Bank Co., Ltd., Class H	463,850	1,242,664
China Minsheng Banking Corp., Ltd., Class H	818,700	764,808
Industrial & Commercial Bank of China Ltd., Class H	9,597,000	7,349,355

		19,350,779

Capital Goods 1.7%
Beijing Enterprises Holdings Ltd.	23,000	152,273
China Communications Construction Co., Ltd., Class H	224,000	211,848
China International Marine Containers (Group) Co., Ltd., Class B	202,305	294,755
China Railway Construction Corp., Ltd., Class H	590,500	822,739
China Railway Group Ltd., Class H	1,510,000	1,129,383
China South Locomotive & Rolling Stock Corp., Ltd., Class H	300,000	247,925
Metallurgical Corp. of China Ltd., Class H *	630,000	293,988
Shanghai Electric Group Co., Ltd., Class H	872,000	411,040

		3,563,951

Energy 13.8%
China Coal Energy Co., Class H	402,000	562,627
China Oilfield Services Ltd., Class H	146,000	192,373
China Petroleum & Chemical Corp., Class H	9,554,000	7,710,012
China Shenhua Energy Co., Ltd., Class H	661,000	2,553,498
PetroChina Co., Ltd., Class H	16,031,000	18,337,520
Yanzhou Coal Mining Co., Ltd., Class H	204,000	440,058

		29,796,088

Insurance 1.7%
China Life Insurance Co., Ltd., Class H	534,000	2,386,786
China Pacific Insurance Group Co., Ltd., Class H	80,200	320,625
PICC Property & Casualty Co., Ltd., Class H (b)*	106,000	107,480
Ping An Insurance (Group) Co., of China Ltd., Class H (a) (c)	104,500	865,732

		3,680,623

Materials 1.4%
Aluminum Corp. of China Ltd., Class H (b)*	923,000	817,317
Angang Steel Co., Ltd., Class H (b)	432,000	655,027
Anhui Conch Cement Co., Ltd., Class H	80,000	279,984
Jiangxi Copper Co., Ltd., Class H (b)	190,000	423,333
Maanshan Iron & Steel Co., Ltd., Class H (b)	765,000	427,468
Sinopec Shanghai Petrochemical Co., Ltd., Class H	762,000	297,949
Zijin Mining Group Co., Ltd., Class H	278,000	179,965

		3,081,043

Real Estate 0.0%
Guangzhou R&F Properties Co., Ltd., Class H	44,400	69,727

Technology Hardware & Equipment 0.1%
ZTE Corp., Class H (b)	49,200	157,867

Telecommunication Services 0.4%
China Telecom Corp., Ltd., Class H	1,574,000	789,514

Transportation 1.2%
Air China Ltd., Class H *	276,000	317,856
China COSCO Holdings Co., Ltd., Class H *	709,000	796,449
China Shipping Container Lines Co., Ltd., Class H *	1,177,000	436,599
China Shipping Development Co., Ltd., Class H	181,000	266,752
China Southern Airlines Co., Ltd., Class H *	887,500	429,299
Jiangsu Expressway Co., Ltd., Class H	226,000	219,869
Zhejiang Expressway Co., Ltd., Class H	100,000	94,518

		2,561,342

Utilities 0.7%
Datang International Power Generation Co., Ltd., Class H	1,142,000	490,633
Huadian Power International Corp., Ltd., Class H (b)	924,000	222,706
Huaneng Power International, Inc., Class H	1,345,000	785,742

		1,499,081

		64,650,829

Columbia 0.2%

Banks 0.0%
Bancolombia S.A.	7,824	111,523

Diversified Financials 0.1%
Grupo de Inversiones Suramericana	10,948	194,502

Energy 0.1%
Ecopetrol S.A.	116,874	196,680

		502,705

Czech Republic 0.6%

Banks 0.1%
Komercni Banka A/S	928	180,391

Materials 0.1%
Unipetrol A/S *	14,215	158,846

Telecommunication Services 0.1%
Telefonica 02 Czech Republic A/S	13,882	317,487

Utilities 0.3%
CEZ A/S	12,108	554,438

		1,211,162

2

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Egypt 0.2%

Capital Goods 0.1%
Orascom Construction Industries GDR	4,642	197,892

Telecommunication Services 0.1%
Orascom Telecom Holding S.A.E. GDR - Reg’d	42,992	201,487

		399,379

Hong Kong 3.0%

Capital Goods 0.1%
Citic Pacific Ltd.	82,000	169,230
Shanghai Industrial Holdings Ltd.	23,000	105,029

		274,259

Energy 0.6%
CNOOC Ltd.	770,000	1,297,743

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	64,000	243,474

Food, Beverage & Tobacco 0.0%
China Foods Ltd.	94,000	59,402

Real Estate 0.3%
China Overseas Land & Investment Ltd.	82,000	176,186
China Vanke Co., Ltd., Class B	366,233	478,430

		654,616

Telecommunication Services 1.7%
China Mobile Ltd.	270,500	2,748,840
China Unicom Ltd.	648,056	884,737

		3,633,577

Transportation 0.1%
China Merchants Holdings International Co., Ltd.	36,000	136,722

Utilities 0.1%
China Resources Power Holdings Co., Ltd.	75,000	163,646

		6,463,439

Hungary 0.6%

Banks 0.2%
OTP Bank Nyrt. *	23,343	560,589

Energy 0.3%
MOL Hungarian Oil & Gas Nyrt. *	7,649	687,926

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc	51,531	159,364

		1,407,879

India 5.0%

Automobiles & Components 0.1%
Mahindra & Mahindra Ltd.	6,892	98,251

Banks 1.1%
Axis Bank Ltd.	24,402	710,104
Bank of Baroda	4,243	70,075
Bank of India	11,867	105,399
Canara Bank Ltd.	11,030	113,832
HDFC Bank Ltd.	3,458	159,969
Housing Development Finance Corp., Ltd.	4,427	285,393
ICICI Bank Ltd.	24,719	484,517
Punjab National Bank Ltd.	4,782	110,239
State Bank of India	7,242	391,814

		2,431,342

Capital Goods 0.3%
Bharat Heavy Electricals Ltd.	2,407	126,811
Larsen & Toubro Ltd.	9,416	364,744
Tata Motors Ltd.	8,739	159,519

		651,074

Diversified Financials 0.1%
Infrastructure Development Finance Co., Ltd.	76,618	308,347

Energy 1.2%
Bharat Petroleum Corp., Ltd.	16,891	232,907
Hindustan Petroleum Corp., Ltd.	39,227	367,870
Indian Oil Corp., Ltd.	19,115	149,171
Mangalore Refinery & Petrochemicals Ltd.	34,190	56,367
Oil & Natural Gas Corp., Ltd.	21,498	574,666
Oil India Ltd.	2,485	75,464
Reliance Industries Ltd.	54,486	1,186,797

		2,643,242

Food, Beverage & Tobacco 0.4%
Balrampur Chini Mills Ltd.	147,715	266,623
ITC Ltd.	89,220	593,150

		859,773

Household & Personal Products 0.1%
Hindustan Unilever Ltd.	17,988	97,862

Materials 0.8%
Grasim Industries Ltd. *	3,123	123,359
Hindalco Industries Ltd.	83,475	288,872
Hindustan Zinc Ltd.	2,285	50,383
National Aluminium Co., Ltd.	6,957	63,399
Samruddhi Cement Ltd. *	11,336	115,815
Steel Authority of India Ltd.	31,080	136,846
Sterlite Industries (India) Ltd.	57,552	217,915
Tata Steel Ltd.	61,163	708,432
Welspun Gujarat Stahl Rohren Ltd.	16,815	90,073

		1,795,094

Real Estate 0.0%
DLF Ltd.	10,613	69,129

Software & Services 0.4%
Infosys Technologies Ltd.	10,498	625,869
Tata Consultancy Services	5,427	97,964
Wipro Ltd.	13,363	119,123

		842,956

Telecommunication Services 0.3%
Bharti Airtel Ltd.	37,570	250,194
Idea Cellular Ltd. *	91,233	138,888
Reliance Communications Ltd.	52,875	204,097

		593,179

 3

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.2%
Gail India Ltd.	13,717	129,680
National Hydroelectric Power Corp., Ltd. *	92,303	63,113
NTPC Ltd.	36,900	157,588
Power Grid Corp. of India Ltd.	21,147	45,875

		396,256

		10,786,505

Indonesia 1.2%

Automobiles & Components 0.3%
PT Astra International Tbk	116,000	659,294

Banks 0.4%
PT Bank Central Asia Tbk	389,500	259,723
PT Bank Danamon Indonesia Tbk	88,500	53,088
PT Bank Mandiri	248,000	166,863
PT Bank Negara Indonesia (Persero) Tbk	443,500	150,367
PT Bank Rakyat Indonesia	278,000	308,557

		938,598

Energy 0.1%
PT Bumi Resources Tbk	879,500	169,975

Food, Beverage & Tobacco 0.1%
PT Gudang Garam Tbk	22,000	86,132

Household & Personal Products 0.0%
PT Unilever Indonesia Tbk	37,000	70,212

Telecommunication Services 0.3%
PT Indosat Tbk	216,000	117,286
PT Telekomunikasi Indonesia Tbk	558,000	526,348

		643,634

		2,567,845

Malaysia 2.5%

Banks 1.2%
CIMB Group Holdings Berhad	312,800	728,522
Malayan Banking Berhad	384,100	935,622
Public Bank Berhad	226,100	869,076

		2,533,220

Capital Goods 0.2%
Sime Darby Berhad	203,400	499,575

Consumer Services 0.3%
Genting Berhad	171,600	431,833
Resorts World Berhad	132,600	118,989

		550,822

Food, Beverage & Tobacco 0.2%
British American Tobacco Malaysia Berhad	8,800	124,282
IOI Corp. Berhad	159,100	256,432
Ppb Group Berhad	25,000	136,358

		517,072

Telecommunication Services 0.3%
Axiata Group Berhad *	216,000	289,556
Digi.com Berhad	18,000	139,813
Telekom Malaysia Berhad	192,000	202,916

		632,285

Transportation 0.1%
PLUS Expressways Berhad	90,500	109,310

Utilities 0.2%
Petronas Gas Berhad	34,300	107,895
Tenaga Nasional Berhad	93,000	251,363
YTL Power International Berhad	166,807	118,584

		477,842

		5,320,126

Mexico 6.2%

Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O	77,600	301,283
Grupo Financiero Inbursa S.A.B. de C.V., Class O	18,100	65,783

		367,066

Capital Goods 0.2%
Alfa S.A.B., Class A	25,300	195,016
Grupo Carso S.A.B de C.V., Series A1	48,000	180,786

		375,802

Food & Staples Retailing 0.2%
Organizacion Soriana S.A.B de C.V., Series B	23,200	62,322
Wal-Mart de Mexico S.A.B. de C.V., Series V	165,400	390,084

		452,406

Food, Beverage & Tobacco 1.0%
Coca-Cola Femsa S.A.B. de C.V. (Femsa), Series L	70,800	486,553
Fomento Economico Mexicano S.A.B. de C.V.	179,100	871,957
Grupo Bimbo S.A.B. de C.V., Series A	13,800	104,126
Grupo Modelo S.A. de C.V., Series C	147,600	797,665

		2,260,301

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	31,900	200,371

Materials 1.4%
Cemex S.A.B. de C.V. *	2,049,128	1,939,562
Grupo Mexico S.A.B. de C.V., Series B	366,774	971,650
Industrias Penoles S.A. de C.V.	5,100	105,673

		3,016,885

Media 0.3%
Grupo Televisa S.A., Series CPO	151,900	578,592

Retailing 0.0%
Grupo Elektra, S.A. de C.V.	1,250	49,776

Telecommunication Services 2.8%
America Movil S.A.B. de C.V., Series L	1,453,100	3,673,866
Carso Global Telecom S.A.B. de C.V., Class A1 *	79,300	388,457
Telefonos de Mexico S.A.B. de C.V.	1,805,800	1,304,048

4

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Telmex Internacional S.A.B. de C.V., Class L	790,300	728,062

		6,094,433

		13,395,632

Philippines 0.2%

Banks 0.0%
Bank of the Philippine Islands	80,300	83,612

Telecommunication Services 0.1%
Globe Telecom, Inc.	3,780	73,039
Philippine Long Distance Telephone Co.	2,470	131,529

		204,568

Utilities 0.1%
First Gen Corp. *	493,000	102,775

		390,955

Poland 1.5%

Banks 0.4%
Bank Handlowy w Warszawie S.A. *	3,049	76,660
Bank Pekao S.A.	6,458	344,505
Bank Zachodni WBK S.A.	1,063	63,866
Powszechna Kasa Oszczednosci Bank Polski S.A.	28,112	358,569

		843,600

Energy 0.5%
Polski Koncern Naftowy Orlen S.A. *	74,730	951,119
Polskie Gornictwo Naftowe I Gazownictwo S.A.	109,058	125,981

		1,077,100

Materials 0.3%
KGHM Polska Miedz S.A.	19,223	668,578

Telecommunication Services 0.3%
Telekomunikacja Polska S.A.	107,707	557,850

Utilities 0.0%
Polska Grupa Energetyczna S.A. *	13,379	96,368

		3,243,496

Russia 9.2%

Banks 0.6%
Sberbank GDR - Reg’d	4,090	1,210,112
VTB Bank OJSC GDR - Reg’d	42,379	229,931

		1,440,043

Energy 7.6%
Gazprom ADR	264,672	5,718,990
Gazprom Neft ADR	20,169	409,723
LUKOIL ADR	81,138	4,631,965
Rosneft Oil Co. GDR *	118,992	795,664
Surgutneftegaz ADR	383,815	3,896,001
Tatneft ADR	28,216	872,722

		16,325,065

Materials 0.7%
Magnitogorsk Iron & Steel Works GDR - Reg’d *	9,753	104,232
Mining & Metallurgical Co., Norilsk Nickel ADR *	46,005	757,130
Novolipetsk Steel OJSC GDR - Reg’d *	11,369	353,801
Severstal GDR - Reg’d *	26,037	308,052

		1,523,215

Telecommunication Services 0.3%
Mobile TeleSystems ADR	25,354	562,859
Sistema JSFC - Reg’d GDR	4,160	102,160

		665,019

		19,953,342

South Africa 7.6%

Banks 1.2%
ABSA Group Ltd.	29,386	546,953
Nedbank Group Ltd.	20,336	377,016
Standard Bank Group Ltd.	111,527	1,732,162

		2,656,131

Capital Goods 0.5%
Barloworld Ltd.	79,274	489,188
Bidvest Group Ltd.	30,479	553,164

		1,042,352

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	139,290	364,706

Diversified Financials 1.0%
African Bank Investments Ltd.	63,006	289,008
FirstRand Ltd.	350,972	972,725
Investec Ltd.	26,300	214,390
Remgro Ltd.	34,801	476,948
RMB Holdings Ltd.	54,063	255,743

		2,208,814

Energy 0.8%
Sasol	40,790	1,616,234

Food & Staples Retailing 0.3%
Massmart Holdings Ltd.	17,006	298,269
Pick’n Pay Stores Ltd.	20,092	125,398
Shoprite Holdings Ltd.	23,415	293,389

		717,056

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	7,220	179,160

Insurance 0.3%
Sanlam Ltd.	219,233	751,074

Materials 1.8%
Anglo Platinum Ltd. *	6,070	584,818
AngloGold Ashanti Ltd.	8,333	338,012
ArcelorMittal South Africa Ltd. *	18,208	212,342
Exxaro Resources Ltd.	8,985	149,204
Gold Fields Ltd.	46,426	627,579
Highveld Steel & Vanadium Corp., Ltd. *	12,232	144,491
Impala Platinum Holdings Ltd.	44,233	1,198,341
Kumba Iron Ore Ltd.	1,765	89,517

 5

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mondi Ltd.	20,613	146,363
Sappi Ltd. *	87,286	419,730

		3,910,397

Media 0.2%
Naspers Ltd., Class N	8,470	361,186

Retailing 0.1%
Imperial Holdings Ltd.	22,704	299,998

Telecommunication Services 1.1%
MTN Group Ltd.	84,657	1,356,364
Telkom South Africa Ltd.	155,631	727,597
Vodacom Group (Pty) Ltd.	24,741	210,217

		2,294,178

		16,401,286

Taiwan 11.8%

Banks 1.4%
Chang Hwa Commercial Bank	424,000	223,529
China Development Financial Holding Corp. *	765,275	219,688
Chinatrust Financial Holding Co., Ltd.	867,188	518,632
First Financial Holding Co., Ltd.	503,000	295,650
Hua Nan Financial Holdings Co., Ltd.	448,000	278,607
Mega Financial Holding Co., Ltd.	957,000	570,772
SinoPac Financial Holdings Co., Ltd. *	685,000	229,256
Taishin Financial Holding Co., Ltd. *	1,079,000	480,047
Taiwan Cooperative Bank	296,000	191,754

		3,007,935

Capital Goods 0.2%
Far Eastern New Century Corp.	359,152	416,074

Consumer Durables & Apparel 0.2%
Pou Chen Corp.	385,267	294,197
Tatung Co., Ltd. *	1,321,000	239,918

		534,115

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd. *	307,000	375,421

Energy 0.2%
Formosa Petrochemical Corp.	158,030	366,483

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	360,485	427,190

Insurance 0.3%
Cathay Financial Holding Co., Ltd. *	289,850	455,048
Shin Kong Financial Holding Co., Ltd. *	456,000	164,804

		619,852

Materials 2.2%
Asia Cement Corp.	111,000	109,604
China Steel Corp.	1,267,556	1,197,709
Formosa Chemicals & Fibre Corp.	348,420	755,022
Formosa Plastics Corp.	801,820	1,672,041
Nan Ya Plastics Corp.	506,160	889,898
Taiwan Cement Corp.	146,100	135,481

		4,759,755

Semiconductors & Semiconductor Equipment 2.4%
Advanced Semiconductor Engineering, Inc.	382,843	295,829
MediaTek, Inc.	32,138	435,199
Powerchip Semiconductor Corp. *	2,937,000	422,108
Siliconware Precision Industries Co.	377,270	368,444
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,658,689	3,202,061
United Microelectronics Corp.	962,965	427,179

		5,150,820

Technology Hardware & Equipment 3.6%
Acer, Inc.	190,496	510,466
Asustek Computer, Inc.	66,231	499,147
AU Optronics Corp.	953,800	902,891
Chimei InnoLux Corp.	358,357	386,310
Chunghwa Picture Tubes Ltd. *	2,488,000	162,011
Compal Electronics, Inc.	395,502	517,447
Delta Electronics, Inc.	101,025	348,346
Hon Hai Precision Industry Co., Ltd.	479,742	1,932,381
HTC Corp.	56,070	1,032,484
Inventec Co., Ltd.	507,207	269,226
Lite-On Technology Corp.	359,021	458,017
Pegatron Corp. *	178,264	205,838
Quanta Computer, Inc.	213,500	386,461
Wistron Corp.	158,602	256,198

		7,867,223

Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd.	500,133	1,053,789
Far EasTone Telecommunications Co., Ltd.	185,622	258,415
Taiwan Mobile Co., Ltd.	144,000	284,795

		1,596,999

Transportation 0.2%
Evergreen Marine Corp. *	220,000	163,259
Yang Ming Marine Transport	321,699	207,821

		371,080

		25,492,947

Thailand 1.3%

Banks 0.3%
Bangkok Bank Public Co., Ltd. - Reg’d	60,700	261,932
Kasikornbank Public Co., Ltd.	64,200	207,445
Krung Thai Bank Public Co., Ltd.	291,600	117,453
Siam Commercial Bank Public Co., Ltd.	73,500	202,680

		789,510

Energy 0.6%
IRPC PCL	1,057,500	127,129
PTT Exploration & Production Public Co., Ltd. - Reg’d	65,800	303,771
PTT PCL	96,400	761,642
Thai Oil Public Co., Ltd.	123,500	168,366

		1,360,908

Materials 0.1%
PTT Chemical PCL	34,500	107,963

6

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Siam Cement Public Co., Ltd.	11,200	98,089

		206,052

Telecommunication Services 0.2%
Advanced Info Service Public Co. Ltd. NVDR	85,800	248,561
Total Access Communication Public Co. Ltd. NVDR	80,000	117,312

		365,873

Transportation 0.1%
Thai Airways International Public Co., Ltd. NVDR	113,300	121,556

		2,843,899

Turkey 1.9%

Automobiles & Components 0.1%
Ford Otomotiv Sanayi A/S	15,636	116,261

Banks 0.8%
Akbank T.A.S.	100,471	556,156
Turkiye Garanti Bankasi A/S	65,472	338,734
Turkiye Halk Bankasi A/S	14,821	120,046
Turkiye Is Bankasi, Class C	114,340	428,694
Turkiye Vakiflar Bankasi T.A.O., Class D	58,354	157,798
Yapi ve Kredi Bankasi A/S *	50,602	153,673

		1,755,101

Capital Goods 0.4%
Dogan Sirketler Grubu Holdings A/S	220,081	159,161
Enka Insaat ve Sanayi A/S	20,391	75,057
Koc Holding A/S	159,239	627,803

		862,021

Consumer Durables & Apparel 0.0%
Arcelik A/S	19,894	98,192

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	43,797	203,399

Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	19,102	434,567

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S. (Erdemir) *	77,787	216,859

Telecommunication Services 0.1%
Turk Telekomunikasyon A/S	23,176	86,838
Turkcell Iletisim Hizmetleri A/S	20,080	117,026

		203,864

Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi *	64,556	186,698

		4,076,962

Total Common Stock
(Cost $173,952,947)		191,174,826

Preferred Stock 10.0% of net assets

Brazil 9.9%

Banks 4.1%
Banco Bradesco S.A.	204,838	3,755,984
Itau Unibanco Holding S.A.	208,065	4,683,474
Itausa - Investimentos Itau S.A.	68,600	510,170

		8,949,628

Energy 1.7%
Petroleo Brasileiro S.A.	206,400	3,268,274
Ultrapar Participacoes S.A.	6,300	322,737

		3,591,011

Food & Staples Retailing 0.2%
Compania Brasileira de Distribuicao Grupo Pao de Acucar, Class A	10,700	350,299

Food, Beverage & Tobacco 0.3%
Companhia de Bebidas das Americas	5,720	619,157

Materials 2.0%
Bradespar S.A.	10,800	226,709
Braskem S.A., Class A *	49,500	371,785
Gerdau S.A.	40,900	590,664
Metalurgica Gerdau S.A.	68,000	1,198,544
Usinas Siderurgicas de Minas Gerais S.A., Class A	17,950	504,984
Vale S.A., Class A	63,400	1,538,139

		4,430,825

Telecommunication Services 0.7%
Brasil Telecom S.A.	63,811	420,859
Tele Norte Leste Participacoes S.A.	42,900	628,085
Telecomunicacoes de Sao Paulo S.A.	2,500	53,900
Telemar Norte Leste S.A., Class A	7,800	204,890
Tim Participacoes S.A.	27,100	77,812
Vivo Participacoes S.A.	7,350	196,621

		1,582,167

Utilities 0.9%
Companhia Energetica de Minas Gerais	65,308	976,575
Companhia Paranaense de Energia-Copel, Class B	18,400	398,590
Compania Energetica de Sao Paulo, Class B	15,400	237,462
Eletropaulo Metropolitana S.A., Class B	15,400	323,971

		1,936,598

		21,459,685

Columbia 0.1%

Banks 0.1%
Bancolombia S.A.	10,798	157,894

Total Preferred Stock
(Cost $18,826,494)		21,617,579

 7

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.5% of net assets

United States 0.5%
iShares MSCI Emerging Markets Index Fund	25,000	1,035,000

Total Other Investment Company
(Cost $998,720)		1,035,000

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.2% of net assets

Commercial Paper & Other Corporate Obligations 0.0%
Argentina Cash Reserve
1.00%, 08/10/10	9,485	9,485
1.00%, 10/13/10	20,084	20,084

		29,569

Time Deposit 0.2%
HSBC Bank USA
0.03%, 08/02/10	314,962	314,962

Total Short-Term Investments
(Cost $344,531)		344,531

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.0% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	2,048,520	2,048,520

Total Collateral Invested for Securities on Loan
(Cost $2,048,520)		2,048,520

End of collateral invested for securities on loan.

At 07/31/10, the tax basis cost of the fund’s investments was $198,479,143 and the unrealized appreciation and depreciation were $19,347,865 and ($3,655,072), respectively, with a net unrealized appreciation of $15,692,793.

At 07/31/10, the values of certain foreign securities held by the fund aggregating $160,993,359 were adjusted from their market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. At the period end, the value of these amounted to $865,732 or 0.4% of net assets.

ADR —	American Depositary Receipt.
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt.
Reg’d —	Registered

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

8

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$21,004,281	$—	$21,004,281
Brazil(a)	10,304,068	—	—	10,304,068
Chile(a)	1,762,370	—	—	1,762,370
China(a)	—	60,970,206	—	60,970,206
Insurance	—	2,814,891	865,732	3,680,623
Columbia(a)	502,705	—	—	502,705
India(a)	—	8,991,411	—	8,991,411
Materials	239,174	1,555,920	—	1,795,094
Mexico(a)	13,395,632	—	—	13,395,632
Russia(a)	—	19,288,323	—	19,288,323
Telecommunication Services	562,859	102,160	—	665,019
South Africa(a)	—	12,490,889	—	12,490,889
Materials	146,363	3,764,034	—	3,910,397
Taiwan(a)	—	17,625,724	—	17,625,724
Technology Hardware & Equipment	205,838	7,661,385	—	7,867,223
Thailand(a)	—	121,556	—	121,556
Banks	320,133	469,377	—	789,510
Energy	1,360,908	—	—	1,360,908
Materials	107,963	98,089	—	206,052
Telecommunication Services	248,561	117,312	—	365,873
Turkey(a)	—	3,214,941	—	3,214,941
Capital Goods	159,161	702,860	—	862,021
Preferred Stock
Brazil(a)	21,459,685	—	—	21,459,685
Columbia(a)	157,894	—	—	157,894
Other Investment Company	1,035,000	—	—	1,035,000
Short-Term Investments(a)	—	344,531	—	344,531

Total	$51,968,314	$161,337,890	$865,732	$214,171,936

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,048,520	$—	$—	$2,048,520

(a)	As categorized in Portfolio Holdings.

 9

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance						Balance
	as of	Accrued	Realized	Change in	Net	Net	as of
	October 31,	Discounts	Gain	Unrealized	Purchases	Transfers	July 31,
Investments in Securities	2009	(Premiums)	(Loss)	Gains (Losses)	(Sales)	in/out	2010

Common Stock
China	$—	$—	$—	($40,106)	$450,116	$455,722	$865,732

Total	$—	$—	$—	($40,106)	$450,116	$455,722	$865,732

REG46850JUL10

10

Schwab Capital Trust
Schwab Premier Equity Fund®

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

96.3%		Common Stock	261,420,096	278,397,960
3.2%		Other Investment Company	9,269,840	9,269,840
0.3%		Short-Term Investments	799,899	799,901

99.8%		Total Investments	271,489,835	288,467,701
1.0%		Collateral Invested for Securities on Loan	2,821,813	2,821,813
(0	.8)%	Other Assets and Liabilities, Net		(2,203,549)

100.0%		Total Net Assets		289,085,965

	Number	Value
Security	of Shares	($)

Common Stock 96.3% of net assets

Automobiles & Components 1.1%
Ford Motor Co. *	125,000	1,596,250
The Goodyear Tire & Rubber Co. *	150,000	1,600,500

		3,196,750

Banks 3.4%
Huntington Bancshares, Inc.	540,000	3,272,400
PNC Financial Services Group, Inc.	50,000	2,969,500
Wells Fargo & Co.	125,000	3,466,250

		9,708,150

Capital Goods 8.6%
Aircastle Ltd.	75,000	685,500
Briggs & Stratton Corp.	125,000	2,371,250
Cubic Corp.	40,000	1,620,800
Eaton Corp.	40,000	3,138,400
EnerSys *	145,000	3,511,900
General Electric Co.	225,000	3,627,000
The Timken Co.	105,000	3,530,100
Tyco International Ltd.	95,000	3,636,600
URS Corp. *	65,000	2,625,350

		24,746,900

Commercial & Professional Supplies 1.1%
R.R. Donnelley & Sons Co.	190,000	3,205,300

Consumer Durables & Apparel 1.6%
Jarden Corp.	55,000	1,592,250
Whirlpool Corp.	35,000	2,915,500

		4,507,750

Consumer Services 1.0%
Starbucks Corp.	115,000	2,857,750

Diversified Financials 5.2%
Discover Financial Services	250,000	3,817,500
First Cash Financial Services, Inc. *	75,000	1,798,500
JPMorgan Chase & Co.	97,500	3,927,300
Legg Mason, Inc.	75,000	2,166,750
The Goldman Sachs Group, Inc.	23,000	3,468,860

		15,178,910

Energy 11.3%
Chevron Corp.	35,000	2,667,350
ConocoPhillips	72,500	4,003,450
El Paso Corp.	310,000	3,819,200
Hess Corp.	55,000	2,947,450
Murphy Oil Corp.	70,000	3,832,500
National Oilwell Varco, Inc.	90,000	3,524,400
SEACOR Holdings, Inc. *	25,000	2,070,500
Spectra Energy Corp.	150,000	3,118,500
The Williams Cos., Inc.	175,000	3,396,750
World Fuel Services Corp.	125,000	3,256,250

		32,636,350

Food & Staples Retailing 3.6%
Ruddick Corp.	60,000	2,127,000
The Andersons, Inc.	65,000	2,234,050
The Kroger Co.	125,000	2,647,500
Whole Foods Market, Inc. *	92,500	3,512,225

		10,520,775

Food, Beverage & Tobacco 4.7%
Archer-Daniels-Midland Co.	125,000	3,420,000
Corn Products International, Inc.	75,000	2,500,500
Sanderson Farms, Inc.	55,000	2,571,250
The Hershey Co.	50,000	2,350,000
Tyson Foods, Inc., Class A	150,000	2,626,500

		13,468,250

Health Care Equipment & Services 5.8%
Cardinal Health, Inc.	85,000	2,742,950
DaVita, Inc. *	25,000	1,433,000
Hospira, Inc. *	65,000	3,386,500
Integra LifeSciences Holdings *	37,500	1,354,875
McKesson Corp.	47,500	2,983,950
Omnicare, Inc.	135,000	3,325,050

 1

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sirona Dental Systems, Inc. *	50,000	1,539,000

		16,765,325

Household & Personal Products 0.8%
Nu Skin Enterprises, Inc., Class A	85,000	2,420,800

Insurance 5.8%
Aflac, Inc.	50,000	2,459,500
American Financial Group, Inc.	100,000	2,947,000
Prudential Financial, Inc.	70,000	4,010,300
The Travelers Cos., Inc.	70,000	3,531,500
Unum Group	165,000	3,765,300

		16,713,600

Materials 4.7%
Celanese Corp., Series A	75,000	2,106,750
International Paper Co.	125,000	3,025,000
MeadWestvaco Corp.	140,000	3,354,400
PolyOne Corp. *	160,000	1,649,600
PPG Industries, Inc.	30,000	2,084,100
Solutia, Inc. *	100,000	1,411,000

		13,630,850

Media 1.8%
The New York Times Co., Class A *	300,000	2,622,000
Time Warner, Inc.	80,000	2,516,800

		5,138,800

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
Bio-Rad Laboratories, Inc., Class A *	30,000	2,664,000
Bruker Corp. *	110,000	1,448,700
Cephalon, Inc. *	45,000	2,553,750
Johnson & Johnson	55,000	3,194,950
Mylan, Inc. *	100,000	1,740,000
Par Pharmaceutical Cos., Inc. *	75,000	1,980,000
Valeant Pharmaceuticals International (b)*	52,500	2,956,800
Watson Pharmaceuticals, Inc. *	80,000	3,240,000

		19,778,200

Real Estate 0.7%
Jones Lang LaSalle, Inc.	25,000	1,936,500

Retailing 3.0%
Macy’s, Inc.	135,000	2,517,750
The Gap, Inc.	170,000	3,078,700
The Home Depot, Inc.	110,000	3,136,100

		8,732,550

Semiconductors & Semiconductor Equipment 2.2%
Diodes, Inc. *	85,000	1,502,800
Fairchild Semiconductor International, Inc. *	160,000	1,452,800
Marvell Technology Group Ltd. *	100,000	1,492,000
ON Semiconductor Corp. *	275,000	1,856,250

		6,303,850

Software & Services 7.5%
Acxiom Corp. *	100,000	1,534,000
CA, Inc.	150,000	2,934,000
Computer Sciences Corp.	75,000	3,399,750
EarthLink, Inc.	350,000	3,090,500
International Business Machines Corp.	30,500	3,916,200
Lawson Software, Inc. *	275,000	2,191,750
TeleTech Holdings, Inc. *	135,000	1,876,500
VeriFone Systems, Inc. *	130,000	2,844,400

		21,787,100

Technology Hardware & Equipment 8.7%
AVX Corp.	150,000	2,112,000
CommScope, Inc. *	100,000	2,034,000
EMC Corp. *	192,500	3,809,575
Hewlett-Packard Co.	77,500	3,568,100
Ingram Micro, Inc., Class A *	207,500	3,429,975
NetApp, Inc. *	40,000	1,692,000
SanDisk Corp. *	50,000	2,185,000
Tech Data Corp. *	82,500	3,263,700
Tellabs, Inc.	250,000	1,745,000
Western Digital Corp. *	50,000	1,319,500

		25,158,850

Telecommunication Services 1.3%
Telephone & Data Systems, Inc.	110,000	3,754,300

Transportation 2.1%
Alaska Air Group, Inc. *	65,000	3,353,350
Union Pacific Corp.	35,000	2,613,450

		5,966,800

Utilities 3.5%
Constellation Energy Group, Inc.	80,000	2,528,000
DTE Energy Co.	80,000	3,692,800
NiSource, Inc.	100,000	1,650,000
Southwest Gas Corp.	75,000	2,412,750

		10,283,550

Total Common Stock
(Cost $261,420,096)		278,397,960

Other Investment Company 3.2% of net assets

Money Fund 3.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	9,269,840	9,269,840

Total Other Investment Company
(Cost $9,269,840)		9,269,840

2

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.3% of net assets

U.S. Treasury Obligations 0.3%
U.S. Treasury Bills
0.16%, 09/16/10 (a)	225,000	224,972
0.14%, 09/16/10 (a)	20,000	19,998
0.08%, 09/16/10 (a)	555,000	554,931

Total Short-Term Investments
(Cost $799,899)		799,901

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.0% of net assets

State Street Navigator Security Lending Prime Portfolio	2,821,813	2,821,813

End of collateral invested for securities on loan.

At 07/31/10, the tax basis cost of the fund’s investments was $271,969,659 and the unrealized appreciation and depreciation were $31,148,052 and ($14,650,010), respectively, with a net unrealized appreciation of $16,498,042.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.

In addition to the above, the fund held the following at 07/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 09/17/10	175	9,610,125	383,319

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes

 3

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$278,397,960	$—	$—	$278,397,960
Other Investment Company(a)	9,269,840	—	—	9,269,840
Short-Term Investments(a)	—	799,901	—	799,901

Total	$287,667,800	$799,901	$—	$288,467,701

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,821,813	$—	$—	$2,821,813
Futures Contract*	383,319	—	—	383,319

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into equity index futures contracts (“futures”) during the period ended July 31, 2010. The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46821JUL10

4

Schwab Capital Trust
Schwab Core Equity Fund™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.9%		Common Stock	1,673,809,283	1,744,813,855
0.8%		Other Investment Company	14,412,835	14,412,835
0.1%		Short-Term Investment	1,714,836	1,714,839

99.8%		Total Investments	1,689,936,954	1,760,941,529
0.4%		Collateral Invested for Securities on Loan	6,555,000	6,555,000
(0	.2)%	Other Assets and Liabilities, Net		(3,264,533)

100.0%		Total Net Assets		1,764,231,996

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Automobiles & Components 0.3%
Johnson Controls, Inc.	50,000	1,440,500
TRW Automotive Holdings Corp. *	100,000	3,509,000

		4,949,500

Banks 4.8%
Fifth Third Bancorp	30,327	385,456
Huntington Bancshares, Inc.	900,000	5,454,000
PNC Financial Services Group, Inc.	350,000	20,786,500
Wells Fargo & Co.	2,120,000	58,787,600

		85,413,556

Capital Goods 6.9%
Deere & Co.	130,000	8,668,400
Dover Corp.	10,750	515,678
Eaton Corp.	200,000	15,692,000
General Electric Co.	1,600,000	25,792,000
ITT Corp.	130,000	6,125,600
Northrop Grumman Corp.	220,450	12,927,188
Oshkosh Corp. *	120,000	4,125,600
Owens Corning, Inc. *	100,000	3,148,000
Parker Hannifin Corp.	70,000	4,348,400
Raytheon Co.	460,000	21,284,200
The Timken Co.	70,000	2,353,400
United Technologies Corp.	200,000	14,220,000
URS Corp. *	52,500	2,120,475

		121,320,941

Commercial & Professional Supplies 2.1%
Avery Dennison Corp.	551,000	19,753,350
R.R. Donnelley & Sons Co.	1,015,000	17,123,050

		36,876,400

Consumer Durables & Apparel 0.5%
Jarden Corp.	135,000	3,908,250
Whirlpool Corp.	65,000	5,414,500

		9,322,750

Consumer Services 2.8%
McDonald’s Corp.	275,000	19,175,750
Starbucks Corp.	1,234,600	30,679,810

		49,855,560

Diversified Financials 9.8%
American Express Co.	650,000	29,016,000
AmeriCredit Corp. *	100,000	2,411,000
Bank of America Corp.	1,935,000	27,167,400
Capital One Financial Corp.	42,500	1,799,025
Discover Financial Services	702,050	10,720,304
JPMorgan Chase & Co.	1,463,540	58,951,391
Lazard Ltd., Class A	155,000	4,598,850
Legg Mason, Inc.	350,000	10,111,500
The Goldman Sachs Group, Inc.	184,479	27,823,123

		172,598,593

Energy 11.4%
Anadarko Petroleum Corp.	539,600	26,526,736
Cameron International Corp. *	10,400	411,736
Chevron Corp.	125,000	9,526,250
ConocoPhillips	445,900	24,622,598
El Paso Corp.	1,140,000	14,044,800
Hess Corp.	50,000	2,679,500
Murphy Oil Corp.	386,365	21,153,484
Nabors Industries Ltd. *	200,000	3,682,000
National Oilwell Varco, Inc.	427,950	16,758,522
Occidental Petroleum Corp.	464,490	36,197,706
Peabody Energy Corp.	355,000	16,028,250
The Williams Cos., Inc.	1,010,000	19,604,100
Valero Energy Corp.	550,000	9,344,500

		200,580,182

Food & Staples Retailing 2.2%
The Kroger Co.	250,000	5,295,000
Wal-Mart Stores, Inc.	600,000	30,714,000
Whole Foods Market, Inc. *	75,000	2,847,750

		38,856,750

 1

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 6.5%
Archer-Daniels-Midland Co.	595,000	16,279,200
Coca-Cola Enterprises, Inc.	345,000	9,901,500
ConAgra Foods, Inc.	500,000	11,740,000
Del Monte Foods Co.	150,000	2,082,000
Dr Pepper Snapple Group, Inc.	152,600	5,730,130
H.J. Heinz Co.	118,350	5,264,208
Kraft Foods, Inc., Class A	250,000	7,302,500
Sara Lee Corp.	1,000,000	14,790,000
The Hershey Co.	222,000	10,434,000
The J.M. Smucker Co.	60,000	3,685,800
Tyson Foods, Inc., Class A	1,550,000	27,140,500

		114,349,838

Health Care Equipment & Services 2.8%
AmerisourceBergen Corp.	150,000	4,495,500
Cardinal Health, Inc.	190,000	6,131,300
CIGNA Corp.	101,760	3,130,138
Community Health Systems, Inc. *	11,880	385,268
Hologic, Inc. *	125,000	1,767,500
Hospira, Inc. *	75,000	3,907,500
Humana, Inc. *	287,240	13,506,025
McKesson Corp.	57,150	3,590,163
Omnicare, Inc.	300,000	7,389,000
Teleflex, Inc.	4,265	241,697
UnitedHealth Group, Inc.	175,000	5,328,750

		49,872,841

Household & Personal Products 1.0%
Energizer Holdings, Inc. *	25,000	1,538,000
The Estee Lauder Cos., Inc., Class A	75,000	4,668,750
The Procter & Gamble Co.	177,689	10,867,459

		17,074,209

Insurance 2.1%
American Financial Group, Inc.	79,290	2,336,676
Loews Corp.	9,700	360,355
PartnerRe Ltd.	25,000	1,809,250
Prudential Financial, Inc.	241,090	13,812,046
The Progressive Corp.	150,000	2,946,000
The Travelers Cos., Inc.	317,540	16,019,893

		37,284,220

Materials 5.4%
Ashland, Inc.	508,400	25,852,140
Ball Corp.	100,000	5,824,000
Celanese Corp., Series A	220,000	6,179,800
Crown Holdings, Inc. *	85,000	2,365,550
International Paper Co.	1,262,155	30,544,151
PPG Industries, Inc.	267,200	18,562,384
Sonoco Products Co.	200,000	6,540,000

		95,868,025

Media 1.6%
Omnicom Group, Inc.	175,000	6,520,500
Time Warner, Inc.	692,266	21,778,688

		28,299,188

Pharmaceuticals, Biotechnology & Life Sciences 8.9%
Allergan, Inc.	100,000	6,106,000
Amgen, Inc. *	250,000	13,632,500
Bristol-Myers Squibb Co.	675,000	16,821,000
Cephalon, Inc. *	245,000	13,903,750
Eli Lilly & Co.	122,505	4,361,178
Johnson & Johnson	200,000	11,618,000
Life Technologies Corp. *	271,637	11,677,675
Merck & Co., Inc.	317,080	10,926,577
Mylan, Inc. *	100,000	1,740,000
Pfizer, Inc.	1,000,000	15,000,000
Thermo Fisher Scientific, Inc. *	245,400	11,008,644
Valeant Pharmaceuticals International (b)*	120,000	6,758,400
Waters Corp. *	250,000	16,040,000
Watson Pharmaceuticals, Inc. *	405,000	16,402,500

		155,996,224

Real Estate 1.3%
Digital Realty Trust, Inc.	200,000	12,644,000
Jones Lang LaSalle, Inc.	130,000	10,069,800

		22,713,800

Retailing 3.5%
Advance Auto Parts, Inc.	200,000	10,706,000
Best Buy Co., Inc.	21,715	752,642
Macy’s, Inc.	350,000	6,527,500
Target Corp.	175,000	8,981,000
The Gap, Inc.	1,134,200	20,540,362
The Home Depot, Inc.	200,000	5,702,000
The TJX Cos., Inc.	200,000	8,304,000

		61,513,504

Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	754,685	15,546,511
Marvell Technology Group Ltd. *	425,000	6,341,000
Micron Technology, Inc. *	200,000	1,456,000
ON Semiconductor Corp. *	291,011	1,964,324
Texas Instruments, Inc.	400,000	9,876,000

		35,183,835

Software & Services 10.7%
BMC Software, Inc. *	510,640	18,168,571
CA, Inc.	650,000	12,714,000
Computer Sciences Corp.	400,000	18,132,000
Google, Inc., Class A *	19,992	9,693,121
International Business Machines Corp.	540,000	69,336,000
Intuit, Inc. *	150,000	5,962,500
Microsoft Corp.	820,000	21,164,200
Oracle Corp.	689,800	16,306,872
Symantec Corp. *	1,375,900	17,845,423

		189,322,687

2

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 7.1%
Apple, Inc. *	159,835	41,117,554
Cisco Systems, Inc. *	400,000	9,228,000
EMC Corp. *	200,000	3,958,000
Harris Corp.	50,000	2,226,500
Hewlett-Packard Co.	1,200,000	55,248,000
Western Digital Corp. *	220,000	5,805,800
Xerox Corp.	844,533	8,225,751

		125,809,605

Telecommunication Services 1.9%
AT&T, Inc.	1,000,000	25,940,000
Telephone & Data Systems, Inc.	204,390	6,975,831

		32,915,831

Transportation 1.4%
FedEx Corp.	165,000	13,620,750
Ryder System, Inc.	100,000	4,367,000
Union Pacific Corp.	99,800	7,452,066

		25,439,816

Utilities 1.9%
CenterPoint Energy, Inc.	50,000	711,500
Constellation Energy Group, Inc.	230,000	7,268,000
DTE Energy Co.	75,000	3,462,000
NiSource, Inc.	275,000	4,537,500
NRG Energy, Inc. *	600,000	13,608,000
Pinnacle West Capital Corp.	100,000	3,809,000

		33,396,000

Total Common Stock
(Cost $1,673,809,283)		1,744,813,855

Other Investment Company 0.8% of net assets

Money Fund 0.8%
State Street Institutional Liquid Reserves Fund - Institutional Class	14,412,835	14,412,835

Total Other Investment Company
(Cost $14,412,835)		14,412,835

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bills
0.08%, 09/16/10 (a)	1,715,000	1,714,839

Total Short-Term Investment
(Cost $1,714,836)		1,714,839

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Navigator Security Lending Prime Portfolio	6,555,000	6,555,000

Total Collateral Invested for Securities on Loan
(Cost $6,555,000)		6,555,000

End of collateral invested for securities on loan.

At 07/31/10, the tax basis cost of the fund’s investments was $1,694,040,076 and the unrealized appreciation and depreciation were $161,352,131 and ($94,450,678), respectively, with a net unrealized appreciation of $66,901,453.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.

In addition to the above, the fund held the following at 07/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 09/17/10	290	15,925,350	506,793

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

 3

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,744,813,855	$—	$—	$1,744,813,855
Other Investment Company(a)	14,412,835	—	—	14,412,835
Short-Term Investment(a)	—	1,714,839	—	1,714,839

Total	$1,759,226,690	$1,714,839	$—	$1,760,941,529

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,555,000	$—	$—	$6,555,000
Futures Contract*	506,793	—	—	506,793

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into equity index futures contracts (“futures”) during the period ended July 31, 2010. The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46823JUL10

4

Schwab Capital Trust
Schwab Dividend Equity Fund™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	1,226,387,644	1,284,752,495
0.7%	Short-Term Investments	8,409,796	8,409,797

99.8%	Total Investments	1,234,797,440	1,293,162,292
0.2%	Other Assets and Liabilities, Net		2,951,338

100.0%	Total Net Assets		1,296,113,630

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 0.3%
Johnson Controls, Inc.	125,000	3,601,250

Banks 3.9%
BB&T Corp.	260,000	6,455,800
Commerce Bancshares, Inc.	95,000	3,719,250
Fifth Third Bancorp	225,000	2,859,750
M&T Bank Corp.	50,000	4,367,000
PNC Financial Services Group, Inc.	250,000	14,847,500
Wells Fargo & Co.	650,000	18,024,500

		50,273,800

Capital Goods 7.6%
3M Co.	120,000	10,264,800
Carlisle Cos., Inc.	60,000	2,020,800
Eaton Corp.	225,000	17,653,500
General Electric Co.	600,000	9,672,000
L-3 Communications Holdings, Inc.	175,000	12,782,000
Northrop Grumman Corp.	290,400	17,029,056
Raytheon Co.	300,000	13,881,000
The Timken Co.	25,000	840,500
United Technologies Corp.	200,000	14,220,000

		98,363,656

Commercial & Professional Supplies 1.7%
Avery Dennison Corp.	250,000	8,962,500
R.R. Donnelley & Sons Co.	800,000	13,496,000

		22,458,500

Consumer Durables & Apparel 0.9%
Leggett & Platt, Inc.	250,000	5,210,000
Whirlpool Corp.	75,000	6,247,500

		11,457,500

Consumer Services 3.0%
Darden Restaurants, Inc.	60,000	2,513,400
McDonald’s Corp.	375,000	26,148,750
Starbucks Corp.	405,500	10,076,675

		38,738,825

Diversified Financials 7.7%
American Express Co.	350,000	15,624,000
Bank of America Corp.	900,000	12,636,000
Capital One Financial Corp.	300,000	12,699,000
JPMorgan Chase & Co.	940,584	37,886,724
Legg Mason, Inc.	75,000	2,166,750
Raymond James Financial, Inc.	175,000	4,669,000
The Goldman Sachs Group, Inc.	95,000	14,327,900

		100,009,374

Energy 10.2%
Anadarko Petroleum Corp.	310,000	15,239,600
Apache Corp.	125,000	11,947,500
Boardwalk Pipeline Partners L.P.	170,000	5,236,000
Chevron Corp.	75,000	5,715,750
ConocoPhillips	400,000	22,088,000
Marathon Oil Corp.	100,000	3,345,000
Murphy Oil Corp.	175,000	9,581,250
National Oilwell Varco, Inc.	50,000	1,958,000
Occidental Petroleum Corp.	309,000	24,080,370
Spectra Energy Corp.	575,000	11,954,250
The Williams Cos., Inc.	500,000	9,705,000
Valero Energy Corp.	675,000	11,468,250

		132,318,970

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	300,000	17,013,000
Wal-Mart Stores, Inc.	300,000	15,357,000

		32,370,000

Food, Beverage & Tobacco 6.8%
Archer-Daniels-Midland Co.	200,000	5,472,000
ConAgra Foods, Inc.	425,000	9,979,000
H.J. Heinz Co.	410,000	18,236,800
Kraft Foods, Inc., Class A	300,000	8,763,000
Reynolds American, Inc.	250,400	14,478,128
Sara Lee Corp.	475,000	7,025,250
The Hershey Co.	200,000	9,400,000
Tyson Foods, Inc., Class A	875,000	15,321,250

		88,675,428

Health Care Equipment & Services 3.7%
AmerisourceBergen Corp.	150,000	4,495,500
Becton Dickinson & Co.	254,000	17,475,200

 1

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cardinal Health, Inc.	275,000	8,874,250
McKesson Corp.	250,000	15,705,000
UnitedHealth Group, Inc.	50,000	1,522,500

		48,072,450

Household & Personal Products 1.4%
Kimberly-Clark Corp.	75,000	4,809,000
Nu Skin Enterprises, Inc., Class A	50,000	1,424,000
The Procter & Gamble Co.	200,000	12,232,000

		18,465,000

Insurance 3.9%
HCC Insurance Holdings, Inc.	250,000	6,530,000
Marsh & McLennan Cos., Inc.	125,000	2,940,000
Prudential Financial, Inc.	180,000	10,312,200
The Chubb Corp.	251,000	13,210,130
The Travelers Cos., Inc.	358,000	18,061,100

		51,053,430

Materials 4.6%
Ashland, Inc.	25,000	1,271,250
Ball Corp.	75,000	4,368,000
Bemis Co., Inc.	150,000	4,494,000
Celanese Corp., Series A	125,000	3,511,250
Eastman Chemical Co.	75,000	4,698,000
International Paper Co.	500,000	12,100,000
MeadWestvaco Corp.	300,000	7,188,000
PPG Industries, Inc.	280,000	19,451,600
Sonoco Products Co.	100,000	3,270,000

		60,352,100

Media 1.5%
Gannett Co., Inc.	200,000	2,636,000
Omnicom Group, Inc.	50,000	1,863,000
The McGraw-Hill Cos., Inc.	100,000	3,069,000
Time Warner, Inc.	365,000	11,482,900

		19,050,900

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Abbott Laboratories	375,000	18,405,000
Bristol-Myers Squibb Co.	900,000	22,428,000
Eli Lilly & Co.	550,000	19,580,000
Johnson & Johnson	230,000	13,360,700
Merck & Co., Inc.	460,000	15,851,600
Pfizer, Inc.	600,000	9,000,000

		98,625,300

Real Estate 1.5%
Jones Lang LaSalle, Inc.	50,000	3,873,000
Mack-Cali Realty Corp.	75,000	2,416,500
Public Storage	130,000	12,755,600

		19,045,100

Retailing 3.7%
Limited Brands, Inc.	200,000	5,128,000
Macy’s, Inc.	300,000	5,595,000
The Gap, Inc.	400,000	7,244,000
The Home Depot, Inc.	450,000	12,829,500
The TJX Cos., Inc.	400,000	16,608,000

		47,404,500

Semiconductors & Semiconductor Equipment 4.1%
Analog Devices, Inc.	100,000	2,971,000
Intel Corp.	1,125,000	23,175,000
Microchip Technology, Inc.	250,000	7,612,500
Texas Instruments, Inc.	775,000	19,134,750

		52,893,250

Software & Services 7.9%
Automatic Data Processing, Inc.	260,000	10,730,200
CA, Inc.	650,000	12,714,000
Computer Sciences Corp.	225,000	10,199,250
Fidelity National Information Services, Inc.	50,000	1,433,500
International Business Machines Corp.	297,500	38,199,000
Microsoft Corp.	700,000	18,067,000
Oracle Corp.	450,000	10,638,000

		101,980,950

Technology Hardware & Equipment 5.5%
Amphenol Corp., Class A	75,000	3,360,000
Corning, Inc.	275,000	4,983,000
Harris Corp.	100,000	4,453,000
Hewlett-Packard Co.	620,000	28,544,800
Jabil Circuit, Inc.	200,000	2,902,000
Molex, Inc.	300,000	5,913,000
Tellabs, Inc.	425,000	2,966,500
Tyco Electronics Ltd.	375,000	10,125,000
Xerox Corp.	800,000	7,792,000

		71,039,300

Telecommunication Services 2.5%
AT&T, Inc.	785,407	20,373,457
Frontier Communications Corp.	96,015	733,555
Verizon Communications, Inc.	400,000	11,624,000

		32,731,012

Transportation 1.1%
Ryder System, Inc.	75,000	3,275,250
Union Pacific Corp.	25,000	1,866,750
United Parcel Service, Inc., Class B	150,000	9,750,000

		14,892,000

Utilities 5.5%
Ameren Corp.	110,000	2,790,700
CenterPoint Energy, Inc.	725,000	10,316,750
Constellation Energy Group, Inc.	50,000	1,580,000
DTE Energy Co.	475,000	21,926,000
Edison International	100,000	3,315,000
NiSource, Inc.	600,000	9,900,000

2

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Northeast Utilities	100,000	2,784,000
PG&E Corp.	100,000	4,440,000
Pinnacle West Capital Corp.	225,000	8,570,250
UGI Corp.	195,000	5,257,200

		70,879,900

Total Common Stock
(Cost $1,226,387,644)		1,284,752,495

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.7% of net assets

Time Deposit 0.6%
HSBC Bank USA
0.03%, 08/02/10	7,609,875	7,609,875

	Number	Value
Security	of Shares	($)

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.15%, 09/16/10 (a)	30,000	29,997
0.08%, 09/16/10 (a)	770,000	769,925

		799,922

Total Short-Term Investments
(Cost $8,409,796)		8,409,797

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $1,234,797,440 and the unrealized appreciation and depreciation were $137,524,136 and ($79,159,284), respectively, with a net unrealized appreciation of $58,364,852.

(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 07/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 09/17/10	150	8,237,250	205,638

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes

 3

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,284,752,495	$—	$—	$1,284,752,495
Short-Term Investments(a)	—	8,409,797	—	8,409,797

Total	$1,284,752,495	$8,409,797	$—	$1,293,162,292

Other Financial Instruments
Futures Contracts*	$205,638	$—	$—	$205,638

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into equity index futures contracts (“futures”) during the period ended July 31, 2010. The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46824JUL10

4

Schwab Capital Trust
Schwab Large-Cap Growth Fund™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.1%	Common Stock	183,540,485	203,263,877
2.9%	Short-Term Investments	6,166,671	6,166,672

100.0%	Total Investments	189,707,156	209,430,549
0.0%	Other Assets and Liabilities, Net		(26,730)

100.0%	Total Net Assets		209,403,819

	Number	Value
Security	of Shares	($)

Common Stock 97.1% of net assets

Automobiles & Components 0.3%
Ford Motor Co. *	50,000	638,500

Banks 0.9%
Wells Fargo & Co.	70,000	1,941,100

Capital Goods 7.4%
3M Co.	65,100	5,568,654
Caterpillar, Inc.	30,000	2,092,500
Deere & Co.	30,000	2,000,400
Eaton Corp.	29,700	2,330,262
Oshkosh Corp. *	25,000	859,500
Raytheon Co.	30,000	1,388,100
The Timken Co.	35,000	1,176,700

		15,416,116

Commercial & Professional Supplies 2.6%
Avery Dennison Corp.	88,800	3,183,480
R.R. Donnelley & Sons Co.	139,400	2,351,678

		5,535,158

Consumer Durables & Apparel 0.6%
Tempur-Pedic International, Inc. *	25,000	766,750
Whirlpool Corp.	5,000	416,500

		1,183,250

Consumer Services 4.6%
Darden Restaurants, Inc.	30,000	1,256,700
Marriott International, Inc., Class A	35,400	1,200,414
McDonald’s Corp.	38,400	2,677,632
Starbucks Corp.	146,700	3,645,495
Wynn Resorts Ltd.	10,000	876,800

		9,657,041

Diversified Financials 2.1%
American Express Co.	25,000	1,116,000
JPMorgan Chase & Co.	51,800	2,086,504
The Goldman Sachs Group, Inc.	7,500	1,131,150

		4,333,654

Energy 7.9%
Anadarko Petroleum Corp.	39,200	1,927,072
Cameron International Corp. *	25,000	989,750
Chevron Corp.	20,500	1,562,305
El Paso Corp.	225,000	2,772,000
FMC Technologies, Inc. *	15,000	949,200
Marathon Oil Corp.	20,000	669,000
Murphy Oil Corp.	38,400	2,102,400
National Oilwell Varco, Inc.	18,400	720,544
Peabody Energy Corp.	88,700	4,004,805
Whiting Petroleum Corp. *	10,000	880,100

		16,577,176

Food & Staples Retailing 2.8%
Wal-Mart Stores, Inc.	95,000	4,863,050
Whole Foods Market, Inc. *	25,000	949,250

		5,812,300

Food, Beverage & Tobacco 5.8%
Archer-Daniels-Midland Co.	85,000	2,325,600
H.J. Heinz Co.	39,300	1,748,064
Sara Lee Corp.	190,000	2,810,100
The Hershey Co.	68,000	3,196,000
Tyson Foods, Inc., Class A	116,700	2,043,417

		12,123,181

Health Care Equipment & Services 4.5%
AmerisourceBergen Corp.	25,000	749,250
Cardinal Health, Inc.	31,900	1,029,413
Henry Schein, Inc. *	21,600	1,133,784
Hospira, Inc. *	36,300	1,891,230
Humana, Inc. *	34,000	1,598,680
McKesson Corp.	39,000	2,449,980
Medco Health Solutions, Inc. *	10,000	480,000

		9,332,337

Household & Personal Products 1.9%
The Estee Lauder Cos., Inc., Class A	49,500	3,081,375
The Procter & Gamble Co.	16,274	995,318

		4,076,693

Insurance 1.1%
Aflac, Inc.	47,500	2,336,525

 1

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 4.6%
Ball Corp.	35,000	2,038,400
Celanese Corp., Series A	101,200	2,842,708
International Paper Co.	88,300	2,136,860
MeadWestvaco Corp.	80,000	1,916,800
PPG Industries, Inc.	10,000	694,700

		9,629,468

Media 0.1%
Time Warner, Inc.	10,000	314,600

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Allergan, Inc.	61,000	3,724,660
Cephalon, Inc. *	45,000	2,553,750
Johnson & Johnson	40,000	2,323,600
Mylan, Inc. *	75,000	1,305,000
Perrigo Co.	17,500	980,175
Thermo Fisher Scientific, Inc. *	30,700	1,377,202
Waters Corp. *	48,600	3,118,176

		15,382,563

Real Estate 0.9%
Digital Realty Trust, Inc.	5,000	316,100
Jones Lang LaSalle, Inc.	20,000	1,549,200

		1,865,300

Retailing 6.3%
Advance Auto Parts, Inc.	35,000	1,873,550
Best Buy Co., Inc.	18,000	623,880
Kohl’s Corp. *	13,000	619,970
Limited Brands, Inc.	75,500	1,935,820
Target Corp.	84,900	4,357,068
The Gap, Inc.	157,300	2,848,703
The TJX Cos., Inc.	20,000	830,400

		13,089,391

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	124,000	2,554,400
Marvell Technology Group Ltd. *	179,700	2,681,124
ON Semiconductor Corp. *	75,000	506,250

		5,741,774

Software & Services 15.9%
Accenture plc, Class A	32,900	1,304,156
BMC Software, Inc. *	87,000	3,095,460
CA, Inc.	130,000	2,542,800
Computer Sciences Corp.	41,000	1,858,530
Google, Inc., Class A *	4,300	2,084,855
International Business Machines Corp.	72,600	9,321,840
Intuit, Inc. *	98,300	3,907,425
MasterCard, Inc., Class A	10,000	2,100,400
Microsoft Corp.	119,300	3,079,133
Oracle Corp.	77,300	1,827,372
Symantec Corp. *	162,900	2,112,813

		33,234,784

Technology Hardware & Equipment 12.8%
Apple, Inc. *	31,900	8,206,275
Cisco Systems, Inc. *	227,300	5,243,811
EMC Corp. *	173,200	3,427,628
Hewlett-Packard Co.	126,900	5,842,476
NetApp, Inc. *	35,000	1,480,500
Western Digital Corp. *	96,000	2,533,440

		26,734,130

Transportation 3.4%
Union Pacific Corp.	30,800	2,299,836
United Parcel Service, Inc., Class B	73,000	4,745,000

		7,044,836

Utilities 0.6%
Constellation Energy Group, Inc.	40,000	1,264,000

Total Common Stock
(Cost $183,540,485)		203,263,877

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.9% of net assets

Time Deposit 2.6%
HSBC Bank USA
0.03%, 08/02/10	5,451,739	5,451,739

U.S. Treasury Obligation 0.3%
U.S. Treasury Bills
0.08%, 09/16/10 (a)	715,000	714,933

Total Short-Term Investments
(Cost $6,166,671)		6,166,672

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $190,265,263 and the unrealized appreciation and depreciation were $25,821,322 and ($6,656,036), respectively, with a net unrealized appreciation of $19,165,286.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 09/17/10	100	5,491,500	122,825

2

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$203,263,877	$—	$—	$203,263,877
Short-Term Investments(a)	—	6,166,672	—	6,166,672

Total	$203,263,877	$6,166,672	$—	$209,430,549

Other Financial Instruments
Futures Contracts*	$122,825	$—	$—	$122,825

*	Futures Contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into equity index futures contracts (“futures”) during the period ended July 31, 2010. The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46822JUL10

 3

Schwab Capital Trust
Schwab Small-Cap Equity Fund™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

95.0%		Common Stock	184,256,923	200,265,138
5.0%		Short-Term Investments	10,582,378	10,582,380

100.0%		Total Investments	194,839,301	210,847,518
0.3%		Collateral Invested for Securities on Loan	545,170	545,170
(0	.3)%	Other Assets and Liabilities, Net		(562,249)

100.0%		Total Net Assets		210,830,439

	Number	Value
Security	of Shares	($)

Common Stock 95.0% of net assets

Automobiles & Components 1.0%
Standard Motor Products, Inc.	42,100	412,580
TRW Automotive Holdings Corp. *	47,200	1,656,248

		2,068,828

Banks 4.5%
1st Source Corp.	19,600	360,444
BancFirst Corp.	26,800	1,103,624
Chemical Financial Corp.	12,700	285,115
Community Trust Bancorp, Inc.	9,300	255,564
Encore Bancshares Inc *	6,500	60,840
First Citizens BancShares, Inc., Class A	7,600	1,436,476
Fulton Financial Corp.	63,700	580,307
Home Bancshares, Inc.	7,240	173,977
MainSource Financial Group, Inc.	19,800	149,292
NBT Bancorp, Inc.	37,700	832,416
Republic Bancorp, Inc., Class A	18,000	446,040
Southside Bancshares, Inc.	18,680	354,173
Southwest Bancorp, Inc.	19,400	282,270
StellarOne Corp.	7,000	94,990
Territorial Bancorp, Inc.	5,500	100,155
The Bancorp, Inc. *	35,600	268,780
Trustmark Corp.	51,400	1,130,800
UMB Financial Corp.	30,600	1,151,172
United Community Banks, Inc. *	75,375	233,663
WesBanco, Inc.	7,700	133,595

		9,433,693

Capital Goods 9.4%
A.O. Smith Corp.	11,000	601,480
Aircastle Ltd.	111,870	1,022,492
Alamo Group, Inc.	29,200	684,156
Altra Holdings, Inc. *	92,300	1,338,350
Applied Industrial Technologies, Inc.	37,800	1,058,400
Blount International, Inc. *	27,600	293,940
Briggs & Stratton Corp.	55,200	1,047,144
Cubic Corp.	26,700	1,081,884
EnerSys *	49,900	1,208,578
EnPro Industries, Inc. *	19,100	572,045
Franklin Electric Co., Inc.	25,100	771,825
General Cable Corp. *	36,600	971,364
Griffon Corp. *	94,800	1,285,488
Interline Brands, Inc. *	9,700	175,473
Kadant, Inc. *	11,300	220,237
L.B. Foster Co., Class A *	1,400	42,812
Layne Christensen Co. *	11,200	282,352
Mueller Industries, Inc.	27,700	684,744
NACCO Industries, Inc., Class A	1,500	133,560
Polypore International, Inc. *	32,700	803,112
Powell Industries, Inc. *	27,700	910,222
Tecumseh Products Co., Class A *	24,800	320,912
Tredegar Corp.	68,000	1,173,680
TriMas Corp. *	7,200	85,968
Trinity Industries, Inc.	46,700	951,279
Universal Forest Products, Inc.	31,000	960,070
Watts Water Technologies, Inc., Class A	37,900	1,220,380

		19,901,947

Commercial & Professional Supplies 4.8%
Acco Brands Corp. *	172,100	1,018,832
American Reprographics Co. *	45,000	400,500
APAC Customer Services Inc *	40,100	217,342
Consolidated Graphics, Inc. *	33,000	1,418,010
Ennis, Inc.	31,300	529,596
G & K Services, Inc., Class A	44,400	1,033,188
HNI Corp.	36,700	948,328
Interface, Inc., Class A	12,000	149,160
M&F Worldwide Corp. *	20,000	563,600
Metalico, Inc. *	73,600	308,384
Multi-Color Corp.	4,800	62,688
SFN Group, Inc. *	189,500	1,419,355
UniFirst Corp.	23,300	1,024,268
United Stationers, Inc. *	17,600	953,040

		10,046,291

Consumer Durables & Apparel 3.5%
Blyth, Inc.	33,525	1,325,914
Carter’s, Inc. *	53,800	1,304,112
Jarden Corp.	40,100	1,160,895
Jones Apparel Group, Inc.	12,500	218,000
Perry Ellis International, Inc. *	46,700	1,045,613
Quiksilver, Inc. *	376,681	1,683,764
RC2 Corp. *	36,700	607,385
Steinway Musical Instruments, Inc. *	3,100	60,388

 1

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unifi, Inc. *	15,100	59,192

		7,465,263

Consumer Services 5.3%
Biglari Holdings, Inc. *	3,000	871,500
Cracker Barrel Old Country Store, Inc.	25,900	1,268,582
Monarch Casino & Resort, Inc. *	7,500	79,875
Multimedia Games, Inc. *	16,300	68,460
P.F. Chang’s China Bistro, Inc.	25,800	1,068,120
Panera Bread Co., Class A *	16,500	1,290,465
Papa John’s International, Inc. *	44,800	1,134,784
Ruby Tuesday, Inc. *	113,000	1,154,860
Service Corp. International	135,000	1,150,200
Steiner Leisure Ltd. *	24,900	1,058,499
The Cheesecake Factory, Inc. *	48,100	1,127,464
Universal Technical Institute, Inc.	41,200	839,244

		11,112,053

Diversified Financials 6.1%
Advance America Cash Advance Centers, Inc.	105,400	415,276
AmeriCredit Corp. *	54,700	1,318,817
BGC Partners, Inc., Class A	192,200	1,041,724
Calamos Asset Management, Inc., Class A	104,900	1,090,960
Cardtronics, Inc. *	87,600	1,134,420
Dollar Financial Corp. *	43,700	856,957
First Cash Financial Services, Inc. *	53,000	1,270,940
GFI Group, Inc.	137,900	812,231
HFF, Inc., Class A *	5,300	46,428
Investment Technology Group, Inc. *	44,900	705,379
MarketAxess Holdings, Inc.	36,300	516,186
Nelnet, Inc., Class A	73,900	1,489,824
Penson Worldwide, Inc. *	16,700	89,846
PHH Corp. *	70,000	1,393,700
Rewards Network, Inc.	18,366	255,104
World Acceptance Corp. *	9,700	401,871

		12,839,663

Energy 5.8%
Bill Barrett Corp. *	3,300	116,754
Cal Dive International, Inc. *	105,100	622,192
Callon Petroleum Co. *	117,800	679,706
Crosstex Energy, Inc. *	145,400	1,125,396
CVR Energy, Inc. *	136,500	1,105,650
Dawson Geophysical Co. *	15,100	351,981
DHT Holdings, Inc.	42,000	176,400
Exterran Holdings, Inc. *	35,400	944,118
Green Plains Renewable Energy, Inc. *	57,300	530,598
Gulf Island Fabrication, Inc.	35,300	633,988
Hercules Offshore, Inc. *	205,400	521,716
International Coal Group, Inc. *	378,600	1,703,700
OYO Geospace Corp. *	1,700	90,984
Parker Drilling Co. *	174,900	731,082
SEACOR Holdings, Inc. *	5,500	455,510
TETRA Technologies, Inc. *	109,800	1,144,116
World Fuel Services Corp.	48,500	1,263,425

		12,197,316

Food & Staples Retailing 0.0%
Winn-Dixie Stores, Inc. *	1,500	14,715

Food, Beverage & Tobacco 3.0%
Alliance One International, Inc. *	249,300	939,861
Coca-Cola Bottling Co.	21,000	1,083,600
Darling International, Inc. *	37,300	304,368
Del Monte Foods Co.	95,400	1,324,152
Dole Food Co., Inc. (b)*	29,200	319,448
J & J Snack Foods Corp.	24,700	1,030,237
John B. Sanfilippo & Son, Inc. *	12,900	181,116
National Beverage Corp.	3,200	45,504
Sanderson Farms, Inc.	19,700	920,975
Seneca Foods Corp., Class A *	5,100	155,958

		6,305,219

Health Care Equipment & Services 4.4%
America Service Group, Inc.	14,100	248,724
American Medical Systems Holdings, Inc. *	60,600	1,355,016
AMERIGROUP Corp. *	19,600	700,896
Cantel Medical Corp.	66,500	1,056,020
Centene Corp. *	51,800	1,103,858
Chemed Corp.	7,000	370,440
Cross Country Healthcare, Inc. *	20,700	183,816
CryoLife, Inc. *	46,100	247,096
Emergency Medical Services Corp., Class A *	23,300	1,042,442
Hanger Orthopedic Group, Inc. *	25,400	435,610
Healthspring, Inc. *	19,500	366,600
Invacare Corp.	29,200	695,836
Magellan Health Services, Inc. *	23,600	993,324
National Healthcare Corp.	1,300	45,396
PharMerica Corp. *	15,700	205,042
Providence Service Corp. *	11,700	168,480

		9,218,596

Household & Personal Products 1.1%
Central Garden & Pet Co., Class A *	73,800	746,118
Nu Skin Enterprises, Inc., Class A	54,900	1,563,552

		2,309,670

Insurance 2.4%
Allied World Assurance Co. Holdings Ltd.	20,300	1,011,346
American Equity Investment Life Holding Co.	77,400	835,920
American Financial Group, Inc.	39,100	1,152,277
FBL Financial Group, Inc., Class A	6,000	136,140
Meadowbrook Insurance Group, Inc.	20,400	186,864
National Financial Partners Corp. *	7,500	80,475
Platinum Underwriters Holdings Ltd.	44,300	1,731,244

		5,134,266

2

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 2.7%
A. Schulman, Inc.	20,500	401,595
Innophos Holdings, Inc.	22,400	656,544
Minerals Technologies, Inc.	5,700	297,369
Neenah Paper, Inc.	22,400	401,856
Omnova Solutions, Inc. *	103,600	808,080
PolyOne Corp. *	135,300	1,394,943
Rock-Tenn Co., Class A	34,100	1,814,802

		5,775,189

Media 1.7%
AH Belo Corp., Class A *	12,000	92,880
Journal Communications, Inc., Class A *	64,100	305,116
The E.W. Scripps Co., Class A *	8,600	67,596
The New York Times Co., Class A *	119,200	1,041,808
Valassis Communications, Inc. *	60,800	2,101,856

		3,609,256

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
Affymetrix, Inc. *	124,900	610,761
Albany Molecular Research, Inc. *	129,300	840,450
Bio-Rad Laboratories, Inc., Class A *	12,000	1,065,600
Bruker Corp. *	87,000	1,145,790
Caliper Life Sciences, Inc. *	78,000	305,760
Cambrex Corp. *	83,200	295,360
Combinatorx, Inc. (b)*	161,100	249,705
Cubist Pharmaceuticals, Inc. *	50,000	1,079,000
Dionex Corp. *	5,500	415,250
Enzon Pharmaceuticals, Inc. *	98,900	1,081,966
eResearch Technology, Inc. *	25,500	206,550
Impax Laboratories, Inc. *	21,300	349,107
Kendle International, Inc. *	63,900	786,609
King Pharmaceuticals, Inc. *	41,500	363,540
Martek Biosciences Corp. *	54,200	1,121,398
Medicis Pharmaceutical Corp., Class A	58,900	1,493,115
Par Pharmaceutical Cos., Inc. *	58,100	1,533,840
PAREXEL International Corp. *	51,500	1,057,295
PerkinElmer, Inc.	19,900	387,254
Synta Pharmaceuticals Corp. *	51,500	165,315
ViroPharma, Inc. *	84,500	1,112,865
Watson Pharmaceuticals, Inc. *	24,600	996,300
ZymoGenetics, Inc. *	94,000	384,460

		17,047,290

Real Estate 6.6%
Ashford Hospitality Trust *	88,900	781,431
Colonial Properties Trust	67,900	1,094,548
CommonWealth REIT	22,550	585,172
Extra Space Storage, Inc.	70,000	1,085,700
FelCor Lodging Trust, Inc. *	124,900	740,657
First Industrial Realty Trust, Inc. *	120,400	508,088
Hospitality Properties Trust	33,800	691,210
LaSalle Hotel Properties	49,600	1,176,512
Mack-Cali Realty Corp.	19,300	621,846
Mid-America Apartment Communities, Inc.	19,800	1,118,304
National Retail Properties, Inc.	21,500	497,080
PS Business Parks, Inc.	17,600	1,022,032
Ramco-Gershenson Properties Trust	41,400	476,100
Saul Centers, Inc.	13,000	549,900
Sunstone Hotel Investors, Inc. *	88,700	915,384
Tanger Factory Outlet Centers, Inc.	24,500	1,095,150
U-Store-It Trust	108,400	874,788

		13,833,902

Retailing 1.9%
Group 1 Automotive, Inc. *	9,300	257,796
Jo-Ann Stores, Inc. *	30,000	1,256,700
Rent-A-Center, Inc. *	9,800	215,502
Stage Stores, Inc.	12,600	138,600
The Children’s Place Retail Stores, Inc. *	25,600	1,071,360
The Finish Line, Inc., Class A	75,200	1,076,112

		4,016,070

Semiconductors & Semiconductor Equipment 4.1%
Amkor Technology, Inc. *	175,900	1,014,943
ATMI, Inc. *	16,600	246,344
Conexant Systems, Inc. (b)*	397,800	819,468
Diodes, Inc. *	51,200	905,216
Fairchild Semiconductor International, Inc. *	106,200	964,296
GSI Technology, Inc. *	13,200	89,760
IXYS Corp. *	7,300	64,459
Lattice Semiconductor Corp. *	335,800	1,867,048
MKS Instruments, Inc. *	31,400	673,844
Photronics, Inc. *	236,700	1,069,884
RF Micro Devices, Inc. *	238,600	994,962

		8,710,224

Software & Services 6.2%
ACI Worldwide, Inc. *	28,000	543,200
Acxiom Corp. *	75,200	1,153,568
CSG Systems International, Inc. *	52,900	997,694
Deltek, Inc. *	6,400	48,000
EarthLink, Inc.	128,100	1,131,123
Euronet Worldwide, Inc. *	63,000	989,100
Internap Network Services Corp. *	162,900	762,372
Lawson Software, Inc. *	138,700	1,105,439
Lionbridge Technologies, Inc. *	105,800	520,536
Manhattan Associates, Inc. *	43,300	1,163,038
ModusLink Global Solutions, Inc. *	24,200	158,752
Monotype Imaging Holdings, Inc. *	12,800	106,496
Radiant Systems, Inc. *	47,600	676,396
TeleTech Holdings, Inc. *	76,900	1,068,910
TIBCO Software, Inc. *	19,700	267,132
Unisys Corp. *	10,140	273,881
United Online, Inc.	32,800	207,296
VeriFone Systems, Inc. *	68,000	1,487,840
Virtusa Corp *	26,900	286,754
Web.com Group, Inc. *	70,500	233,355

		13,180,882

 3

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 4.4%
Arris Group, Inc. *	62,200	579,704
Benchmark Electronics, Inc. *	33,900	566,130
Black Box Corp.	12,000	365,280
Brightpoint, Inc. *	83,400	660,528
Checkpoint Systems, Inc. *	14,700	293,559
CTS Corp.	40,400	377,740
Digi International, Inc. *	7,300	60,663
Insight Enterprises, Inc. *	93,800	1,366,666
Mercury Computer Systems, Inc. *	40,300	531,960
Oplink Communications, Inc. *	64,100	1,032,651
OSI Systems, Inc. *	11,600	322,364
Plantronics, Inc.	38,200	1,144,854
Quantum Corp. *	225,100	360,160
RadiSys Corp. *	46,800	461,916
Symmetricom, Inc. *	74,300	396,019
Vishay Intertechnology, Inc. *	92,500	785,325

		9,305,519

Telecommunication Services 1.9%
Global Crossing Ltd. *	84,000	971,880
USA Mobility, Inc.	74,600	1,106,318
Vonage Holdings Corp. *	750,500	1,838,725

		3,916,923

Transportation 2.1%
Alaska Air Group, Inc. *	33,600	1,733,424
Avis Budget Group, Inc. *	103,100	1,272,254
International Shipholding Corp.	16,600	414,004
Marten Transport Ltd. *	45,600	1,036,032

		4,455,714

Utilities 4.0%
El Paso Electric Co. *	62,200	1,337,300
Nicor, Inc.	41,000	1,795,390
Southwest Gas Corp.	60,500	1,946,285
The Laclede Group, Inc.	28,100	981,814
UGI Corp.	44,700	1,205,112
Unisource Energy Corp.	34,100	1,100,748

		8,366,649

Total Common Stock
(Cost $184,256,923)		200,265,138

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 5.0% of net assets

Time Deposits 4.7%
Citibank
0.03%, 08/02/10	3,582,718	3,582,718
HSBC Bank USA
0.03%, 08/02/10	6,329,725	6,329,725

		9,912,443

U.S. Treasury Obligation 0.3%
U.S. Treasury Bills
0.08%, 09/16/10 (a)	670,000	669,937

Total Short-Term Investments
(Cost $10,582,378)		10,582,380

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.3% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	545,170	545,170

Total Collateral Invested for Securities on Loan
(Cost $545,170)		545,170

End of collateral invested for securities on loan.

At 07/31/10, the tax basis cost of the fund’s investments was $194,904,298 and the unrealized appreciation and depreciation were $30,428,505 and ($14,485,285), respectively, with a net unrealized appreciation of $15,943,220.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 07/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 09/17/10	105	6,820,800	212,116

4

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$200,265,138	$—	$—	$200,265,138
Short-Term Investments(a)	—	10,582,380	—	10,582,380

Total	$200,265,138	$10,582,380	$—	$210,847,518

Other Financial Instruments
Collateral Invested for Securities on Loan	$545,170	$—	$—	$545,170
Futures Contract*	212,116	—	—	212,116

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into equity index futures contracts (“futures”) during the period ended July 31, 2010. The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46825JUL10

 5

Schwab Capital Trust
Schwab Hedged Equity Fund™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

96.6%		Common Stock	283,948,980	303,278,696
2.6%		Other Investment Company	8,262,350	8,262,350
0.7%		Short-Term Investment	2,253,784	2,253,789

99.9%		Total Investments	294,465,114	313,794,835
(35	.1)%	Short Sales	(110,334,367)	(110,157,821)
35.2%		Other Assets and Liabilities, Net		110,456,527

100.0%		Total Net Assets		314,093,541

	Number	Value
Security	of Shares	($)

Common Stock 96.6% of net assets

Automobiles & Components 0.9%
Ford Motor Co. (a)*	212,400	2,712,348

Banks 4.8%
Fifth Third Bancorp	58,800	747,348
Huntington Bancshares, Inc. (a)	762,000	4,617,720
PNC Financial Services Group, Inc. (a)	55,200	3,278,328
Wells Fargo & Co. (a)	233,400	6,472,182

		15,115,578

Capital Goods 5.6%
Cubic Corp. (a)	42,500	1,722,100
EnerSys (a)*	15,500	375,410
General Cable Corp. *	109,400	2,903,476
General Electric Co.	95,800	1,544,296
Northrop Grumman Corp.	35,500	2,081,720
Oshkosh Corp. *	7,200	247,536
Raytheon Co. (a)	31,400	1,452,878
Regal-Beloit Corp.	10,400	632,632
The Timken Co.	43,500	1,462,470
Tyco International Ltd. (a)	131,700	5,041,476

		17,463,994

Commercial & Professional Supplies 2.5%
Avery Dennison Corp. (a)	104,100	3,731,985
R.R. Donnelley & Sons Co. (a)	248,800	4,197,256

		7,929,241

Consumer Durables & Apparel 1.9%
Carter’s, Inc. (a)*	129,800	3,146,352
Jones Apparel Group, Inc.	41,800	728,992
Whirlpool Corp.	25,700	2,140,810

		6,016,154

Consumer Services 4.6%
Cracker Barrel Old Country Store, Inc.	58,700	2,875,126
Panera Bread Co., Class A *	59,500	4,653,495
Service Corp. International (a)	384,300	3,274,236
Starbucks Corp.	147,100	3,655,435

		14,458,292

Diversified Financials 9.1%
AmeriCredit Corp. *	200,400	4,831,644
Bank of America Corp. (a)	32,100	450,684
Discover Financial Services	361,600	5,521,632
Investment Technology Group, Inc. *	12,300	193,233
JPMorgan Chase & Co.	176,100	7,093,308
Legg Mason, Inc.	20,900	603,801
State Street Corp.	11,800	459,256
The Goldman Sachs Group, Inc.	35,300	5,323,946
UBS AG - Reg’d (a)*	242,100	4,108,437

		28,585,941

Energy 10.9%
Anadarko Petroleum Corp.	31,700	1,558,372
Cameron International Corp. (a)*	50,000	1,979,500
El Paso Corp. (a)	227,900	2,807,728
Hess Corp.	63,700	3,413,683
Marathon Oil Corp. (a)	119,700	4,003,965
Murphy Oil Corp.	70,300	3,848,925
National Oilwell Varco, Inc. (a)	129,300	5,063,388
Occidental Petroleum Corp. (a)	15,000	1,168,950
Peabody Energy Corp. (a)	18,000	812,700
SEACOR Holdings, Inc. *	14,600	1,209,172
The Williams Cos., Inc.	172,700	3,352,107
World Fuel Services Corp. (a)	192,600	5,017,230

		34,235,720

Food & Staples Retailing 0.5%
Wal-Mart Stores, Inc.	28,200	1,443,558

Food, Beverage & Tobacco 8.0%
Archer-Daniels-Midland Co. (a)	199,800	5,466,528
Corn Products International, Inc.	106,100	3,537,374
Dr Pepper Snapple Group, Inc.	26,900	1,010,095
H.J. Heinz Co.	56,200	2,499,776
Kraft Foods, Inc., Class A	69,700	2,035,937
Sanderson Farms, Inc. (a)	65,100	3,043,425
The Hershey Co.	57,900	2,721,300

 1

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tyson Foods, Inc., Class A (a)	283,200	4,958,832

		25,273,267

Health Care Equipment & Services 1.2%
Cardinal Health, Inc.	36,700	1,184,309
McKesson Corp.	41,900	2,632,158

		3,816,467

Insurance 2.9%
American Financial Group, Inc. (a)	156,000	4,597,320
PartnerRe Ltd.	20,900	1,512,533
Prudential Financial, Inc. (a)	40,000	2,291,600
The Travelers Cos., Inc.	11,300	570,085
Transatlantic Holdings, Inc. (a)	2,600	124,306

		9,095,844

Materials 6.5%
Ashland, Inc.	44,100	2,242,485
Bemis Co., Inc.	37,600	1,126,496
Cabot Corp.	2,800	82,600
Crown Holdings, Inc. *	29,700	826,551
International Paper Co.	156,300	3,782,460
MeadWestvaco Corp. (a)	174,100	4,171,436
PolyOne Corp. (a)*	186,300	1,920,753
PPG Industries, Inc.	57,500	3,994,525
Solutia, Inc. (a)*	153,200	2,161,652

		20,308,958

Media 2.9%
The New York Times Co., Class A *	173,900	1,519,886
The Washington Post Co., Class B	8,100	3,405,969
Time Warner, Inc.	136,533	4,295,328

		9,221,183

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Bio-Rad Laboratories, Inc., Class A *	37,700	3,347,760
Bristol-Myers Squibb Co.	8,400	209,328
Cephalon, Inc. *	67,500	3,830,625
Johnson & Johnson	24,400	1,417,396
Mylan, Inc. *	41,600	723,840
PerkinElmer, Inc.	73,800	1,436,148
Pfizer, Inc.	268,500	4,027,500
Thermo Fisher Scientific, Inc. *	74,700	3,351,042
Watson Pharmaceuticals, Inc. (a)*	110,200	4,463,100

		22,806,739

Real Estate 1.0%
Hospitality Properties Trust	67,000	1,370,150
Jones Lang LaSalle, Inc.	22,600	1,750,596

		3,120,746

Retailing 3.2%
Macy’s, Inc.	1,600	29,840
Rent-A-Center, Inc. (a)*	87,000	1,913,130
The Gap, Inc. (a)	232,800	4,216,008
The Home Depot, Inc.	139,200	3,968,592

		10,127,570

Semiconductors & Semiconductor Equipment 3.0%
Amkor Technology, Inc. (a)*	168,900	974,553
Intel Corp. (a)	298,100	6,140,860
Marvell Technology Group Ltd. (a)*	53,000	790,760
Micron Technology, Inc. (a)*	198,600	1,445,808

		9,351,981

Software & Services 7.5%
BMC Software, Inc. (a)*	11,500	409,170
CA, Inc. (a)	244,300	4,778,508
Computer Sciences Corp. (a)	101,700	4,610,061
International Business Machines Corp.	62,200	7,986,480
Intuit, Inc. *	80,300	3,191,925
TIBCO Software, Inc. *	105,200	1,426,512
VeriFone Systems, Inc. (a)*	50,900	1,113,692

		23,516,348

Technology Hardware & Equipment 4.0%
Apple, Inc. (a)*	7,300	1,877,925
Arris Group, Inc. *	800	7,456
Cisco Systems, Inc. *	26,900	620,583
CommScope, Inc. *	34,000	691,560
Hewlett-Packard Co.	15,800	727,432
Ingram Micro, Inc., Class A (a)*	195,200	3,226,656
Jabil Circuit, Inc.	16,600	240,866
Tech Data Corp. *	17,000	672,520
Tellabs, Inc.	544,900	3,803,402
Vishay Intertechnology, Inc. *	11,100	94,239
Western Digital Corp. *	21,800	575,302

		12,537,941

Telecommunication Services 2.8%
AT&T, Inc.	167,200	4,337,168
Telephone & Data Systems, Inc. (a)	129,800	4,430,074

		8,767,242

Transportation 1.1%
Alaska Air Group, Inc. (a)*	70,600	3,642,254

Utilities 4.4%
Constellation Energy Group, Inc.	54,200	1,712,720
DTE Energy Co.	28,200	1,301,712
Nicor, Inc.	39,500	1,729,705
NiSource, Inc. (a)	156,000	2,574,000
Southwest Gas Corp.	62,500	2,010,625
UGI Corp. (a)	163,300	4,402,568

		13,731,330

Total Common Stock
(Cost $283,948,980)		303,278,696

2

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 2.6% of net assets

Money Fund 2.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	8,262,350	8,262,350

Total Other Investment Company
(Cost $8,262,350)		8,262,350

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.7% of net assets

U.S. Treasury Bill 0.7%
U.S. Treasury Bills
0.08%, 09/16/10 (b)	2,254,000	2,253,789

Total Short-Term Investment
(Cost $2,253,784)		2,253,789

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $294,607,235 and the unrealized appreciation and depreciation were $35,212,262 and ($16,024,662), respectively, with a net unrealized appreciation of $19,187,600.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 07/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 09/17/10	70	3,844,050	85,978

 3

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Short Sales 35.1% of net assets

Automobiles & Components 0.7%
Harley-Davidson, Inc.	77,800	2,118,494

Banks 1.2%
Associated Banc-Corp	68,900	936,351
Capitol Federal Financial	27,900	876,897
People’s United Financial, Inc.	133,000	1,840,720

		3,653,968

Capital Goods 2.6%
Bucyrus International, Inc.	37,800	2,351,916
Foster Wheeler AG *	10,800	248,616
Precision Castparts Corp.	17,500	2,138,325
Roper Industries, Inc.	4,700	293,750
Terex Corp. *	94,600	1,867,404
Textron, Inc.	4,100	85,116
TransDigm Group, Inc.	12,000	650,040
USG Corp. *	53,600	644,272

		8,279,439

Commercial & Professional Supplies 0.2%
Robert Half International, Inc.	20,900	526,262

Consumer Durables & Apparel 2.8%
D.R. Horton, Inc.	180,700	1,991,314
Lennar Corp., Class A	128,800	1,902,376
M.D.C. Holdings, Inc.	38,900	1,132,768
Pulte Group, Inc. *	215,100	1,888,578
Toll Brothers, Inc. *	106,800	1,854,048

		8,769,084

Consumer Services 0.3%
International Game Technology	59,300	903,732

Diversified Financials 1.7%
Greenhill & Co., Inc.	1,800	122,490
Invesco Ltd.	104,200	2,036,068
Northern Trust Corp.	28,500	1,339,215
TD Ameritrade Holding Corp. *	117,900	1,855,746

		5,353,519

Energy 3.7%
Brigham Exploration Co. *	17,800	307,228
Cobalt International Energy, Inc. *	114,000	953,040
Denbury Resources, Inc. *	124,600	1,973,664
Diamond Offshore Drilling, Inc.	28,600	1,701,414
EXCO Resources, Inc.	125,100	1,815,201
Petrohawk Energy Corp. *	110,700	1,745,739
Schlumberger Ltd.	30,400	1,813,664
Weatherford International Ltd. *	78,400	1,270,080

		11,580,030

Equity Fund 0.8%
iShares Russell 2000 Index Fund	40,000	2,602,400

Food & Staples Retailing 0.6%
CVS Caremark Corp.	57,300	1,758,537
Rite Aid Corp. *	200,000	197,800

		1,956,337

Food, Beverage & Tobacco 1.7%
Altria Group, Inc.	72,300	1,602,168
PepsiCo, Inc.	19,000	1,233,290
Philip Morris International, Inc.	19,700	1,005,488
The Coca-Cola Co.	28,500	1,570,635

		5,411,581

Health Care Equipment & Services 0.2%
Intuitive Surgical, Inc. *	2,200	722,414

Insurance 2.4%
Assured Guaranty Ltd.	135,800	2,132,060
Brown & Brown, Inc.	84,800	1,697,696
Cincinnati Financial Corp.	68,700	1,892,685
Old Republic International Corp.	133,300	1,667,583

		7,390,024

Materials 4.1%
Alcoa, Inc.	132,700	1,482,259
Cliffs Natural Resources, Inc.	18,100	1,023,917
Martin Marietta Materials, Inc.	2,600	222,040
Monsanto Co.	36,300	2,099,592
Southern Copper Corp.	66,600	2,091,906
The Mosaic Co.	45,700	2,177,605
Vulcan Materials Co.	40,700	1,841,268
Walter Energy, Inc.	20,500	1,461,650
Weyerhaeuser Co.	20,200	327,644

		12,727,881

Media 0.8%
Central European Media Enterprises, Ltd., Class A *	24,000	516,000
DreamWorks Animation SKG, Inc., Class A *	8,900	277,324
Liberty Media Corp - Capital, Series A *	38,900	1,814,296

		2,607,620

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Auxilium Pharmaceuticals, Inc. *	25,000	564,000
Human Genome Sciences, Inc. *	79,600	2,064,824
Salix Pharmaceuticals Ltd. *	49,400	2,095,054
Seattle Genetics, Inc. *	24,800	302,064
Vertex Pharmaceuticals, Inc. *	54,400	1,831,104

		6,857,046

4

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.3%
The St. Joe Co. *	40,314	1,039,698

Retailing 2.1%
Abercrombie & Fitch Co., Class A	48,500	1,791,590
American Eagle Outfitters, Inc.	93,600	1,152,216
AutoZone, Inc. *	100	21,157
Netflix, Inc. *	16,000	1,640,800
O’Reilly Automotive, Inc. *	42,300	2,084,544

		6,690,307

Semiconductors & Semiconductor Equipment 0.7%
MEMC Electronic Materials, Inc. *	179,300	1,714,108
Rambus, Inc. *	20,000	393,000

		2,107,108

Software & Services 1.8%
Akamai Technologies, Inc. *	31,400	1,204,504
Paychex, Inc.	69,200	1,798,508
Salesforce.com, Inc. *	21,100	2,087,845
TiVo, Inc. *	71,100	610,038

		5,700,895

Technology Hardware & Equipment 1.4%
Aruba Networks, Inc. *	13,100	222,438
Brocade Communications Systems, Inc. *	233,600	1,156,320
Ciena Corp. *	117,500	1,538,075
Logitech International S.A. - Reg’d *	95,600	1,504,744

		4,421,577

Telecommunication Services 0.4%
Leap Wireless International, Inc. *	110,900	1,318,601

Transportation 1.3%
AMR Corp. *	267,100	1,891,068
C.H. Robinson Worldwide, Inc.	32,200	2,099,440

		3,990,508

Utilities 1.1%
EQT Corp.	48,800	1,789,984
Southern Co.	46,400	1,639,312

		3,429,296

Total Short Sales
(Proceeds $110,334,367)		110,157,821

End of Short Sale Positions.

*	Non-income producing security

Reg’d —	Registered

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 5

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$303,278,696	$—	$—	$303,278,696
Other Investment Company(a)	8,262,350	—	—	8,262,350
Short-Term Investment(a)	—	2,253,789	—	2,253,789

Total	$311,541,046	$2,253,789	$—	$313,794,835

Other Financial Instruments
Futures Contracts*	$85,978	$—	$—	$85,978

Liabilities Valuation Input
Other Financial Instruments
Short Sales(a)	($110,157,821)	$—	$—	($110,157,821)

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into equity index futures contracts (“futures”) during the period ended July 31, 2010. The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46826JUL10

6

Schwab Capital Trust
Schwab Financial Services Fund™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Common Stock	53,596,470	55,714,838
2.0%	Short-Term Investments	1,149,957	1,149,957

100.0%	Total Investments	54,746,427	56,864,795
0.0%	Other Assets and Liabilities, Net		(21,279)

100.0%	Total Net Assets		56,843,516

	Number	Value
Security	of Shares	($)

Common Stock 98.0% of net assets

Banks 19.9%
1st Source Corp.	3,100	57,009
BancFirst Corp.	14,400	592,992
BOK Financial Corp.	7,700	375,067
Fifth Third Bancorp	125,400	1,593,834
First Citizens BancShares, Inc., Class A	6,208	1,173,374
Huntington Bancshares, Inc.	170,200	1,031,412
PNC Financial Services Group, Inc.	30,100	1,787,639
Trustmark Corp.	26,300	578,600
U.S. Bancorp	12,500	298,750
UMB Financial Corp.	29,700	1,117,314
Wells Fargo & Co.	98,500	2,731,405

		11,337,396

Diversified Financials 39.4%
American Express Co.	52,100	2,325,744
AmeriCredit Corp. *	70,800	1,706,988
Bank of America Corp.	167,400	2,350,296
BGC Partners, Inc., Class A	52,700	285,634
Capital One Financial Corp.	16,500	698,445
Citigroup, Inc. *	577,300	2,366,930
Discover Financial Services	103,200	1,575,864
GFI Group, Inc.	82,200	484,158
JPMorgan Chase & Co.	100,000	4,028,000
Legg Mason, Inc.	51,200	1,479,168
MarketAxess Holdings, Inc.	35,500	504,810
Nelnet, Inc., Class A	27,600	556,416
The Goldman Sachs Group, Inc.	22,900	3,453,778
UBS AG - Reg’d *	33,000	560,010

		22,376,241

Insurance 25.5%
Aflac, Inc.	27,500	1,352,725
American Equity Investment Life Holding Co.	51,900	560,520
American Financial Group, Inc.	49,750	1,466,133
Argo Group International Holdings Ltd.	11,600	361,224
Berkshire Hathaway, Inc., Class B *	14,000	1,093,680
FBL Financial Group, Inc., Class A	19,100	433,379
Genworth Financial, Inc., Class A *	18,700	253,946
Horace Mann Educators Corp.	31,800	534,876
Infinity Property & Casualty Corp.	10,500	504,420
MetLife, Inc.	37,100	1,560,426
National Financial Partners Corp. *	49,700	533,281
PartnerRe Ltd.	10,300	745,411
Protective Life Corp.	5,200	116,948
Prudential Financial, Inc.	25,500	1,460,895
The Travelers Cos., Inc.	36,000	1,816,200
Transatlantic Holdings, Inc.	5,900	282,079
Unum Group	61,600	1,405,712

		14,481,855

Real Estate 13.2%
Apartment Investment & Management Co., Class A	17,500	375,725
Ashford Hospitality Trust *	29,700	261,063
Brandywine Realty Trust	24,000	272,640
Colonial Properties Trust	33,600	541,632
CommonWealth REIT	11,800	306,210
Equity Residential	12,800	586,880
First Industrial Realty Trust, Inc. *	2,400	10,128
Hospitality Properties Trust	21,200	433,540
Host Hotels & Resorts, Inc.	43,054	617,394
Jones Lang LaSalle, Inc.	2,800	216,888
LaSalle Hotel Properties	14,800	351,056
Mack-Cali Realty Corp.	11,100	357,642
Mid-America Apartment Communities, Inc.	6,200	350,176
PS Business Parks, Inc.	5,600	325,192
Public Storage	7,900	775,148
Rayonier, Inc.	9,000	439,470
Saul Centers, Inc.	4,800	203,040
Simon Property Group, Inc.	10,959	977,762
Sovran Self Storage, Inc.	3,200	117,760

		7,519,346

Total Common Stock
(Cost $53,596,470)		55,714,838

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.0% of net assets

Time Deposit 1.8%
HSBC Bank USA
0.03%, 08/02/10	1,049,966	1,049,966

 1

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.08%, 09/16/10 (a)	100,000	99,991

Total Short-Term Investments
(Cost $1,149,957)		1,149,957

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $54,746,427 and the unrealized appreciation and depreciation were $5,819,095 and ($3,700,727), respectively, with a net unrealized appreciation of $2,118,368.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

Reg’d —	Registered
REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 07/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 09/17/10	9	494,235	11,054

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

2

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$55,714,838	$—	$—	$55,714,838
Short-Term Investments(a)	—	1,149,957	—	1,149,957

Total	$55,714,838	$1,149,957	$—	$56,864,795

Other Financial Instruments
Futures Contract*	$11,054	$—	$—	$11,054

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into equity index futures contracts (“futures”) during the period ended July 31, 2010. The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46836JUL10

 3

Schwab Capital Trust
Schwab Health Care Fund™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

75.9%	Common Stock	273,002,361	290,197,218
21.1%	Foreign Common Stock	79,713,462	80,539,480
—%	Warrants	3,798	6,955
2.6%	Short-Term Investments	9,940,661	9,940,663

99.6%	Total Investments	362,660,282	380,684,316
0.1%	Collateral Invested for Securities on Loan	567,000	567,000
0.3%	Other Assets and Liabilities, Net		858,955

100.0%	Total Net Assets		382,110,271

	Number	Value
Security	of Shares	($)

Common Stock 75.9% of net assets

Health Care Equipment & Services 28.0%
American Medical Systems Holdings, Inc. *	50,000	1,118,000
AmerisourceBergen Corp.	200,000	5,994,000
Baxter International, Inc.	150,000	6,565,500
Beckman Coulter, Inc.	50,000	2,291,500
Becton Dickinson & Co.	75,000	5,160,000
Cardinal Health, Inc.	100,000	3,227,000
Cerner Corp. *	50,000	3,872,500
Covidien plc	110,000	4,105,200
DaVita, Inc. *	100,000	5,732,000
Diagnosticos da America S.A.	107,600	1,034,521
Emergency Medical Services Corp., Class A *	35,000	1,565,900
Ensign Group, Inc.	10,000	180,000
Express Scripts, Inc. *	70,000	3,162,600
Gentiva Health Services, Inc. *	50,000	1,031,500
Health Management Associates, Inc., Class A *	50,000	358,000
Healthspring, Inc. *	25,000	470,000
Henry Schein, Inc. *	30,000	1,574,700
Hologic, Inc. *	225,000	3,181,500
Hospira, Inc. *	75,000	3,907,500
Humana, Inc. *	75,000	3,526,500
Integra LifeSciences Holdings *	50,000	1,806,500
Invacare Corp.	175,000	4,170,250
Kindred Healthcare, Inc. *	50,000	665,000
LifePoint Hospitals, Inc. *	50,000	1,545,500
McKesson Corp.	100,000	6,282,000
Medco Health Solutions, Inc. *	100,000	4,800,000
Medidata Solutions, Inc. *	10,000	150,800
Medtronic, Inc.	50,000	1,848,500
Omnicare, Inc.	75,000	1,847,250
Sirona Dental Systems, Inc. *	110,000	3,385,800
Teleflex, Inc.	30,000	1,700,100
Tenet Healthcare Corp. *	175,000	805,000
The Cooper Cos., Inc.	100,000	3,886,000
UnitedHealth Group, Inc.	250,000	7,612,500
Universal Health Services, Inc., Class B	50,000	1,798,500
Varian Medical Systems, Inc. *	60,000	3,312,000
Wright Medical Group, Inc. *	50,000	780,500
Zimmer Holdings, Inc. *	50,000	2,649,500

		107,104,121

Pharmaceuticals, Biotechnology & Life Sciences 47.9%
Abbott Laboratories	100,000	4,908,000
Alexion Pharmaceuticals, Inc. *	125,000	6,795,000
Alkermes, Inc. *	75,000	967,500
Allergan, Inc.	125,000	7,632,500
Amgen, Inc. *	225,000	12,269,250
Bio-Rad Laboratories, Inc., Class A *	30,000	2,664,000
Biogen Idec, Inc. *	180,000	10,058,400
BioMarin Pharmaceuticals, Inc. *	50,000	1,092,500
Bristol-Myers Squibb Co.	475,000	11,837,000
Bruker Corp. *	275,000	3,621,750
Cephalon, Inc. *	125,000	7,093,750
Cubist Pharmaceuticals, Inc. *	275,000	5,934,500
Enzon Pharmaceuticals, Inc. *	200,000	2,188,000
Genzyme Corp. *	75,000	5,217,000
Gerresheimer AG *	10,000	366,436
Gilead Sciences, Inc. *	35,000	1,166,200
Johnson & Johnson	300,000	17,427,000
Life Technologies Corp. *	115,000	4,943,850
Martek Biosciences Corp. *	175,000	3,620,750
Merck & Co., Inc.	350,000	12,061,000
Mylan, Inc. *	350,000	6,090,000
Nabi Biopharmaceuticals *	75,000	429,000
Par Pharmaceutical Cos., Inc. *	200,000	5,280,000
PerkinElmer, Inc.	50,000	973,000
Perrigo Co.	50,000	2,800,500
Pfizer, Inc.	850,000	12,750,000
Shire plc	100,000	2,287,311
Thermo Fisher Scientific, Inc. *	220,000	9,869,200
United Therapeutics Corp. *	25,000	1,222,250
Valeant Pharmaceuticals International *	160,000	9,011,200
ViroPharma, Inc. *	125,000	1,646,250
Warner Chilcott plc, Class A *	125,000	3,200,000
Watson Pharmaceuticals, Inc. *	140,000	5,670,000

		183,093,097

Total Common Stock
(Cost $273,002,361)		290,197,218

 1

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Foreign Common Stock 21.1% of net assets

Australia 0.9%

Health Care Equipment & Services 0.1%
Ansell Ltd.	40,000	464,956

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
CSL Ltd.	100,000	2,998,097

		3,463,053

Belgium 0.3%

Health Care Equipment & Services 0.1%
Omega Pharma S.A.	5,000	213,774

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
UCB S.A.	25,000	806,212

		1,019,986

Canada 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
QLT, Inc. *	35,000	200,185

China 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Sino Biopharmaceutical Ltd. (b)	300,000	114,475

Denmark 2.2%

Health Care Equipment & Services 0.6%
Coloplast A/S, Class B	17,100	1,774,996
GN Store Nord A/S *	88,400	603,576

		2,378,572

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
H. Lundbeck A/S	21,000	319,832
Novo Nordisk A/S, Class B	65,700	5,621,467

		5,941,299

		8,319,871

France 2.7%

Health Care Equipment & Services 0.3%
bioMerieux	4,600	467,189
Essilor International S.A.	10,000	625,470

		1,092,659

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Sanofi-Aventis	157,500	9,155,865

		10,248,524

Germany 1.6%

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Bayer AG	52,800	3,039,326
Stada Arzneimittel AG	100,000	3,249,251

		6,288,577

Hong Kong 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
China Pharmaceutical Group Ltd.	1,300,000	731,642
China Shineway Pharmaceutical Group Ltd.	75,000	199,788

		931,430

Indonesia 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	2,000,000	548,633

Israel 0.5%

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Teva Pharmaceutical Industries Ltd.	35,000	1,731,904

Italy 0.3%

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Recordati S.p.A.	150,000	1,125,834

Japan 2.4%

Health Care Equipment & Services 0.2%
Fukuda Denshi Co., Ltd. (b)	19,000	455,646
Nihon Kohden Corp.	20,000	369,600

		825,246

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Mitsubishi Tanabe Pharma Corp.	27,000	394,888
Takeda Pharmaceutical Co., Ltd.	176,000	8,076,366

		8,471,254

		9,296,500

Malaysia 0.2%

Health Care Equipment & Services 0.2%
Kossan Rubber Industries	99,400	124,146
Top Glove Corp. Bhd	270,000	563,739

		687,885

Spain 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	73,500	695,978

Switzerland 5.6%

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
Novartis AG - Reg’d	238,800	11,608,823
Roche Holding AG	74,400	9,673,936

		21,282,759

United Kingdom 3.8%

Health Care Equipment & Services 0.1%
Smith & Nephew plc	61,200	532,524

Pharmaceuticals, Biotechnology & Life Sciences 3.7%
AstraZeneca plc	186,500	9,351,091

2

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
GlaxoSmithKline plc	269,208	4,700,271

		14,051,362

		14,583,886

Total Foreign Common Stock
(Cost $79,713,462)		80,539,480

Warrants 0.0% of net assets

Malaysia 0.0%

Health Care Equipment & Services 0.0%
KPJ Healthcare Bhd *	12,500	6,955

Total Warrants
(Cost $3,798)		6,955

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.6% of net assets

Time Deposit 2.4%
HSBC Bank USA
0.03%, 08/02/10	9,040,747	9,040,747

U.S. Treasury Obligation 0.2%
U.S. Treasury Bills
0.08%, 09/16/10 (a)	900,000	899,916

Total Short-Term Investments
(Cost $9,940,661)		9,940,663

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	567,000	567,000

Total Collateral Invested for Securities on Loan
(Cost $567,000)		567,000

End of Collateral Invested for Securities on Loan

At 07/31/10, the tax basis cost of the fund’s investments was $362,783,301 and the unrealized appreciation and depreciation were $41,081,149 and ($23,180,134), respectively, with a net unrealized appreciation of $17,901,015.

At 07/31/10, the values of certain foreign securities held by the fund aggregating $82,993,042 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.

Reg’d —	Registered

In addition to the above, the fund held the following at 07/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 09/17/10	185	10,159,275	227,226

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As

 3

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$107,104,121	$—	$—	$107,104,121
Pharmaceuticals, Biotechnology & Life Sciences	180,439,350	2,653,747		183,093,097
Foreign Common Stock(a)		80,339,295	—	80,339,295
Canada(a)	200,185			200,185
Warrants(a)	6,955	—	—	6,955
Short-Term Investments(a)	—	9,940,663	—	9,940,663

Total	$287,750,611	$92,933,705	$—	$380,684,316

Other Financial Instruments
Collateral Invested for Securities on Loan	$567,000	$—	$—	$567,000
Futures Contracts*	227,226	—	—	227,226

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into equity index futures contracts (“futures”) during the period ended July 31, 2010. The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46837JUL10

4

Schwab Capital Trust
Schwab® International Core Equity Fund

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.2%	Common Stock	42,853,514	44,671,017
—%	Rights	—	354
3.6%	Other Investment Companies	1,627,521	1,652,119

99.8%	Total Investments	44,481,035	46,323,490
0.2%	Other Assets and Liabilities, Net		109,779

100.0%	Net Assets		46,433,269

	Number	Value
Security	of Shares	($)

Common Stock 96.2% of net assets

Australia 6.6%

Capital Goods 0.8%
UGL Ltd.	28,802	367,649

Consumer Services 0.7%
Flight Centre Ltd.	15,448	259,634
Tatts Group Ltd.	17,982	39,866

		299,500

Diversified Financials 0.7%
Challenger Financial Services Group Ltd.	99,231	316,495

Energy 0.5%
Caltex Australia Ltd.	25,211	234,234

Food & Staples Retailing 0.1%
Wesfarmers Ltd.	2,255	63,526

Health Care Equipment & Services 0.2%
Ansell Ltd.	6,880	79,972

Materials 3.4%
BHP Billiton Ltd.	23,790	863,583
DuluxGroup Ltd. *	12,314	27,629
Orica Ltd.	12,314	280,716
PaperlinX Ltd. *	70,566	38,230
Rio Tinto Ltd.	6,037	387,479

		1,597,637

Media 0.2%
Ten Network Holdings Ltd. *	52,735	79,654

		3,038,667

Austria 1.5%

Banks 1.1%
Erste Group Bank AG	6,729	269,308
Raiffeisen International Bank-Holding AG	5,757	261,147

		530,455

Capital Goods 0.1%
Strabag SE	1,682	38,640

Energy 0.3%
OMV AG	4,232	141,501

		710,596

Belgium 1.0%

Banks 0.4%
KBC GROEP N.V. *	4,103	180,592

Food & Staples Retailing 0.2%
Delhaize Group	1,524	112,518

Materials 0.4%
Umicore	5,288	178,335

		471,445

Canada 1.4%

Energy 0.3%
Keyera Facilities Income Fund	4,300	120,001

Materials 0.9%
Canfor Corp. *	12,100	95,218
Cascades, Inc.	15,800	106,507
Labrador Iron Ore Royalty Corp.	2,600	122,482
West Fraser Timber Co., Ltd.	2,800	95,136

		419,343

Utilities 0.2%
ATCO Ltd., Class I	2,400	118,033

		657,377

China 0.7%

Capital Goods 0.3%
First Tractor Co., Ltd., Class H	36,000	23,634
Weichai Power Co., Ltd., Class H	16,000	132,389

		156,023

Consumer Durables & Apparel 0.1%
Luthai Textile Co., Ltd., Class B	30,200	24,276

Energy 0.3%
China Petroleum & Chemical Corp., Class H	156,000	125,891

		306,190

Denmark 3.0%

Food, Beverage & Tobacco 1.6%
Carlsberg A/S, Class B	3,745	331,522

 1

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Danisco A/S	5,215	396,426

		727,948

Health Care Equipment & Services 0.4%
Coloplast A/S, Class B	1,874	194,523

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Novo Nordisk A/S, Class B	5,424	464,092

		1,386,563

France 6.4%

Automobiles & Components 0.9%
Valeo S.A. *	11,266	403,707

Banks 0.6%
Natixis *	47,340	252,183

Capital Goods 2.1%
Bouygues S.A.	6,331	267,197
Legrand S.A.	8,794	286,255
Safran S.A.	2,531	68,292
Zodiac Aerospace	6,497	365,852

		987,596

Consumer Durables & Apparel 0.6%
Christian Dior S.A.	2,547	275,703

Food & Staples Retailing 0.3%
Rallye S.A.	4,165	147,638

Household & Personal Products 0.2%
L’Oreal S.A.	861	90,243

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Sanofi-Aventis	8,881	516,275

Telecommunication Services 0.6%
France Telecom S.A.	13,408	280,436

		2,953,781

Germany 7.9%

Banks 0.6%
Aareal Bank AG *	12,417	260,027

Capital Goods 0.7%
MTU Aero Engines Holding AG	5,595	325,855

Diversified Financials 1.0%
Deutsche Bank AG - Reg’d	6,737	470,419

Insurance 1.4%
Allianz SE - Reg’d	4,438	515,384
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	902	125,165

		640,549

Materials 1.6%
Aurubis AG	7,253	330,818
BASF SE	6,876	402,073

		732,891

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Bayer AG	5,619	323,447
Stada Arzneimittel AG	8,954	290,938

		614,385

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	9,722	65,792

Technology Hardware & Equipment 0.1%
Wincor Nixdorf AG	1,262	71,066

Utilities 1.1%
E.ON AG	16,435	491,573

		3,672,557

Hong Kong 3.6%

Banks 0.2%
Industrial & Commercial Bank of China (Asia) Ltd. (b)	36,000	106,830

Consumer Durables & Apparel 0.2%
Yue Yuen Industrial Holdings Ltd.	21,500	69,946

Diversified Financials 0.0%
First Pacific Co., Ltd.	18,000	12,877

Energy 0.6%
CNOOC Ltd.	174,000	293,256

Real Estate 1.4%
Great Eagle Holdings Ltd.	63,000	164,129
Hongkong Land Holdings Ltd.	64,000	343,591
Midland Holdings Ltd.	56,000	52,833
Sino Land Co., Ltd.	38,000	71,981
Sun Hung Kai Properties Ltd.	2,000	29,426

		661,960

Technology Hardware & Equipment 0.6%
VTech Holdings Ltd.	24,000	255,442

Utilities 0.6%
Hongkong Electric Holdings Ltd.	46,500	281,672

		1,681,983

Italy 4.2%

Banks 0.8%
Intesa Sanpaolo	111,697	368,661

Diversified Financials 0.5%
Banca Generali S.p.A	22,259	247,560

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Recordati S.p.A.	47,023	352,934

Technology Hardware & Equipment 0.7%
Esprinet S.p.A.	32,533	307,639

Telecommunication Services 0.6%
Telecom Italia S.p.A.	231,155	294,200

Transportation 0.2%
Autostrada Torino-Milano S.p.A.	7,563	103,428

Utilities 0.6%
Terna - Rete Elettrica Nationale S.p.A.	67,036	278,630

		1,953,052

Japan 23.1%

Automobiles & Components 2.3%
Honda Motor Co., Ltd.	11,300	357,514
Nissan Motor Co., Ltd. *	42,800	327,691
The Yokohama Rubber Co., Ltd.	69,000	368,372

		1,053,577

2

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 4.3%
Chuo Mitsui Trust Holdings, Inc.	39,000	138,074
Fukuoka Financial Group, Inc.	58,000	241,142
Sapporo Hokuyo Holdings, Inc.	54,100	256,270
The Bank of Yokohama Ltd.	60,000	276,127
The Chiba Bank Ltd.	46,000	280,710
The Hiroshima Bank Ltd.	63,000	247,493
The Nishi-Nippon City Bank Ltd.	96,000	278,847
The Sumitomo Trust & Banking Co., Ltd.	51,000	282,239

		2,000,902

Capital Goods 2.8%
Marubeni Corp.	43,000	230,712
Mitsubishi Corp.	9,900	213,664
Nagase & Co., Ltd.	30,000	328,875
Nippo Corp.	14,000	97,261
Sanki Engineering Co., Ltd.	15,000	118,587
Sumitomo Corp.	27,700	293,994

		1,283,093

Consumer Durables & Apparel 0.2%
Tomy Co., Ltd.	10,600	84,377

Consumer Services 0.2%
Oriental Land Co., Ltd.	1,200	100,237

Diversified Financials 0.6%
Takefuji Corp.	90,710	261,243

Energy 0.5%
Idemitsu Kosan Co., Ltd.	3,000	223,425

Food & Staples Retailing 0.2%
Aeon Co., Ltd.	8,900	95,261
Tsuruha Holdings, Inc.	400	15,393

		110,654

Food, Beverage & Tobacco 2.0%
Fuji Oil Co., Ltd.	23,900	352,010
Kewpie Corp.	26,900	322,525
Nippon Meat Packers, Inc.	21,000	275,514

		950,049

Household & Personal Products 0.1%
Dr. Ci:Labo Co., Ltd.	24	73,215

Insurance 0.7%
Tokio Marine Holdings, Inc.	12,700	347,216

Materials 0.9%
Hitachi Chemical Co., Ltd.	2,800	55,599
Kobe Steel Ltd.	23,000	48,143
Nippon Soda Co., Ltd.	51,000	181,003
Sumitomo Metal Mining Co., Ltd.	9,000	119,699

		404,444

Media 1.5%
Dentsu, Inc.	3,700	92,247
Nippon Television Network Corp.	2,360	329,766
TV Asahi Corp.	186	263,536

		685,549

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Mitsubishi Tanabe Pharma Corp.	19,000	277,884
Takeda Pharmaceutical Co., Ltd.	9,200	422,174

		700,058

Real Estate 1.0%
Daito Trust Construction Co., Ltd.	2,200	119,928
Iida Home Max	38,700	330,545

		450,473

Retailing 1.6%
GEO Corp.	310	378,421
K’s Holdings Corp.	13,200	290,532
Yamada Denki Co., Ltd.	900	60,745

		729,698

Software & Services 0.1%
ITOCHU Techno-Solutions Corp.	1,600	58,417

Technology Hardware & Equipment 0.9%
Canon, Inc.	1,400	60,642
Fujitsu Ltd.	41,000	290,555
Hitachi Ltd. *	14,000	58,102

		409,299

Transportation 1.0%
Central Japan Railway Co.	36	292,813
Hitachi Transport System Ltd.	8,700	125,793
Seino Holdings Co., Ltd.	10,000	67,070

		485,676

Utilities 0.7%
Toho Gas Co., Ltd.	49,000	247,212
Tokyo Gas Co., Ltd.	19,000	86,158

		333,370

		10,744,972

Malaysia 0.6%

Health Care Equipment & Services 0.3%
Top Glove Corp. Bhd	68,000	141,979

Utilities 0.3%
Tenaga Nasional Berhad	52,300	141,358

		283,337

Mexico 0.3%

Materials 0.3%
Grupo Mexico S.A.B. de C.V., Series B	58,129	153,994

Netherlands 1.8%

Capital Goods 0.9%
Koninklijke Philips Electronics N.V.	12,691	394,524

Materials 0.5%
Koninklijke DSM N.V.	4,839	229,448

Semiconductors & Semiconductor Equipment 0.4%
STMicroelectronics N.V.	24,033	197,350

		821,322

New Zealand 0.9%

Materials 0.5%
Fletcher Building Ltd.	43,046	237,765

Telecommunication Services 0.4%
Telecom Corp. of New Zealand Ltd.	136,001	196,186

		433,951

 3

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Norway 0.9%

Energy 0.2%
Acergy S.A.	4,600	75,210

Software & Services 0.7%
Atea A.S.A.	46,600	326,239

		401,449

Portugal 0.8%

Transportation 0.2%
Brisa Auto-Estradas de Portugal S.A.	17,970	117,227

Utilities 0.6%
EDP - Energias de Portugal S.A.	78,556	258,297

		375,524

Republic of Korea 0.9%

Capital Goods 0.1%
LG Corp.	801	55,327

Materials 0.6%
Korea Zinc Co., Ltd.	508	101,167
LG Chem Ltd.	662	184,329

		285,496

Semiconductors & Semiconductor Equipment 0.2%
Samsung Electronics Co., Ltd.	112	76,821

		417,644

Singapore 1.7%

Banks 0.3%
United Overseas Bank Ltd.	10,000	146,292

Capital Goods 1.0%
Keppel Corp., Ltd.	50,000	344,025
SembCorp Industries Ltd.	29,000	90,179
SembCorp Marine Ltd.	17,000	50,138

		484,342

Commercial & Professional Supplies 0.0%
K-Green Trust *	10,000	8,457

Real Estate 0.4%
Ho Bee Investment Ltd.	138,000	167,909

		807,000

Spain 3.8%

Banks 2.8%
Banco Bilbao Vizcaya Argentaria S.A.	37,730	505,956
Banco Santander S.A.	60,127	781,116

		1,287,072

Energy 0.2%
Tecnicas Reunidas S.A.	1,565	80,984

Food, Beverage & Tobacco 0.1%
Ebro Foods S.A.	2,111	36,821

Utilities 0.7%
Endesa S.A.	13,489	333,358

		1,738,235

Sweden 2.1%

Food & Staples Retailing 0.8%
Axfood AB	12,750	363,599

Materials 1.1%
Boliden AB	17,601	209,264
Svenska Cellulosa AB, B Shares	20,839	300,600

		509,864

Real Estate 0.2%
Kungsleden AB	16,572	117,718

		991,181

Switzerland 4.7%

Diversified Financials 0.6%
Credit Suisse Group AG - Reg’d	6,063	274,820

Food, Beverage & Tobacco 1.7%
Nestle S.A. - Reg’d	15,351	758,753

Insurance 0.3%
Swiss Life Holding AG - Reg’d *	1,383	145,325

Materials 0.3%
Clariant AG - Reg’d *	5,496	72,870
Ems-Chemie Holding AG - Reg’d	523	81,340

		154,210

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Novartis AG - Reg’d	15,450	751,073
Roche Holding AG	740	96,219

		847,292

Transportation 0.0%
Swissair Group (a) (b)*	30	—

		2,180,400

Turkey 0.1%

Utilities 0.1%
Aygaz A.S.	7,834	34,532

United Kingdom 18.2%

Banks 0.4%
Barclays plc	23,242	120,377
Paragon Group Cos. plc	40,871	87,931

		208,308

Capital Goods 1.0%
IMI plc	34,268	383,612
Rolls-Royce Group plc *	6,867	62,495

		446,107

Commercial & Professional Supplies 1.2%
Aggreko plc	10,387	249,722
Michael Page International plc	46,579	283,320
WS Atkins plc	1,672	18,737

		551,779

Consumer Durables & Apparel 0.6%
Persimmon plc *	52,308	289,932

Consumer Services 0.3%
Restaurant Group plc	32,403	116,558

4

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 1.0%
International Personal Finance	91,067	346,746
Investec plc	15,995	124,132

		470,878

Energy 3.2%
BP plc	83,474	533,823
John Wood Group plc	63,797	357,891
Royal Dutch Shell plc, B Share	22,511	594,724

		1,486,438

Food, Beverage & Tobacco 0.7%
Dairy Crest Group plc	57,477	348,040

Health Care Equipment & Services 0.1%
Smith & Nephew plc	7,766	67,575

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	3,591	176,071

Insurance 1.7%
Hiscox Ltd.	9,110	50,857
Lancashire Holdings Ltd.	49,025	412,610
Legal & General Group plc	221,922	311,536

		775,003

Materials 0.9%
Eurasian Natural Resources Corp.	14,536	206,536
Kazakhmys plc	4,011	76,428
Mondi plc	18,031	127,433

		410,397

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AstraZeneca plc	12,580	630,760

Real Estate 0.1%
Savills plc	7,969	39,877

Retailing 0.2%
WH Smith plc	15,382	102,407

Software & Services 0.8%
Logica plc	175,654	298,703
The Sage Group plc	21,226	79,557

		378,260

Telecommunication Services 2.5%
BT Group plc	174,324	389,458
Vodafone Group plc	334,794	780,636

		1,170,094

Transportation 0.7%
Stagecoach Group plc	123,346	325,696

Utilities 1.0%
International Power plc	57,890	324,579
Tanjong Public Ltd., Co. (b)	24,700	136,506

		461,085

		8,455,265

Total Common Stock
(Cost $42,853,514)		44,671,017

Rights 0.0% of net assets

Australia 0.0%

Materials 0.0%
Boral Ltd. (a)*	2,793	354

Total Rights
(Cost $—)		354

Other Investment Companies 3.6% of net assets

United States 3.6%
iShares MSCI EAFE Index Fund	20,000	1,038,400
State Street Institutional Liquid Reserves Fund - Institutional Class	613,719	613,719

Total Other Investment Companies
(Cost $1,627,521)		1,652,119

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $44,565,462 and the unrealized appreciation and depreciation were $4,568,374 and ($2,810,346), respectively, with a net unrealized appreciation of $1,758,028.

At 07/31/10, the values of certain foreign securities held by the fund aggregating $42,759,231 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $354 or 0.0% of net assets.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

Reg’d —	Registered

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

 5

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$28,138,496	$—	$28,138,496
Australia(a)	—	1,441,030	—	1,441,030
Materials	27,629	1,570,008	—	1,597,637
Canada(a)	657,377	—	—	657,377
Hong Kong(a)	—	1,575,153	—	1,575,153
Banks	—	—	106,830	106,830
Mexico(a)	153,994	—	—	153,994
Singapore(a)	—	798,543	—	798,543
Commercial & Professional Supplies	8,457	—	—	8,457
Spain(a)	—	451,163	—	451,163
Banks	781,116	505,956	—	1,287,072

6

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

United Kingdom(a)	$—	$7,954,303	$—	$7,954,303
Real Estate	39,877	—	—	39,877
Utilities	—	324,579	136,506	461,085
Rights(a)	354	—	—	354
Other Investment Companies	1,652,119	—	—	1,652,119

Total	$3,320,923	$42,759,231	$243,336	$46,323,490

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance						Balance
	as of	Accrued		Change in	Net	Net	as of
	October 31,	Discounts	Realized	Unrealized	Purchases	Transfers	July 31,
Investments in Securities	2009	(Premiums)	Gain (Loss)	Gains (Losses)	(Sales)	in/out	2010

Common Stock
Hong Kong	$—	$—	($310)	$24,624	($33,755)	$116,271	$106,830
Switzerland	—	—	—	(4,378)	4,378	—	—
United Kingdom	—	—	(1,913)	6,531	131,888	—	136,506

Total	$—	$—	($2,223)	$26,777	$102,511	$116,271	$243,336

REG46827JUL10

 7

Schwab Capital Trust
Schwab S&P 500 Index Fund™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	8,532,876,927	9,312,840,023
0.7%	Short-Term Investments	65,690,860	65,690,872

99.8%	Total Investments	8,598,567,787	9,378,530,895
0.2%	Collateral Invested for Securities on Loan	18,865,691	18,865,691
0.0%	Other Assets and Liabilities, Net		3,033,300

100.0%	Net Assets		9,400,429,886

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 0.7%
Ford Motor Co. *	3,176,997	40,570,252
Harley-Davidson, Inc.	231,470	6,302,928
Johnson Controls, Inc.	590,859	17,022,648
The Goodyear Tire & Rubber Co. *	197,636	2,108,776

		66,004,604

Banks 3.1%
BB&T Corp.	636,113	15,794,686
Comerica, Inc.	164,570	6,312,905
Fifth Third Bancorp	791,629	10,061,605
First Horizon National Corp. *	230,785	2,647,104
Hudson City Bancorp, Inc.	481,992	5,986,341
Huntington Bancshares, Inc.	768,693	4,658,280
KeyCorp	808,498	6,839,893
M&T Bank Corp.	76,398	6,672,601
Marshall & Ilsley Corp.	329,392	2,315,626
People’s United Financial, Inc.	343,300	4,751,272
PNC Financial Services Group, Inc.	491,178	29,171,061
Regions Financial Corp.	1,079,945	7,915,997
SunTrust Banks, Inc.	466,116	12,095,710
U.S. Bancorp	1,774,328	42,406,439
Wells Fargo & Co.	4,864,309	134,887,288
Zions Bancorp	109,298	2,425,323

		294,942,131

Capital Goods 7.9%
3M Co.	658,619	56,338,269
Caterpillar, Inc.	577,162	40,257,050
Cummins, Inc.	182,562	14,533,761
Danaher Corp.	488,074	18,746,922
Deere & Co.	404,286	26,957,790
Dover Corp.	174,270	8,359,732
Eaton Corp.	143,839	11,285,608
Emerson Electric Co.	718,815	35,610,095
Fastenal Co.	98,649	4,841,693
Flowserve Corp.	50,100	4,967,916
Fluor Corp.	160,582	7,754,505
General Dynamics Corp.	371,660	22,764,175
General Electric Co.	9,950,352	160,399,674
Goodrich Corp.	114,696	8,357,898
Honeywell International, Inc.	699,429	29,977,527
Illinois Tool Works, Inc.	369,336	16,066,116
ITT Corp.	169,678	7,995,227
Jacobs Engineering Group, Inc. *	98,834	3,614,359
L-3 Communications Holdings, Inc.	110,383	8,062,374
Lockheed Martin Corp.	305,491	22,957,649
Masco Corp.	347,388	3,571,149
Northrop Grumman Corp.	301,767	17,695,617
PACCAR, Inc.	325,350	14,907,537
Pall Corp.	86,430	3,305,083
Parker Hannifin Corp.	155,336	9,649,472
Precision Castparts Corp.	129,927	15,875,780
Quanta Services, Inc. *	181,000	3,887,880
Raytheon Co.	371,488	17,188,750
Rockwell Automation, Inc.	132,521	7,176,012
Rockwell Collins, Inc.	147,405	8,425,670
Roper Industries, Inc.	85,000	5,312,500
Snap-on, Inc.	58,282	2,603,457
Textron, Inc.	230,904	4,793,567
The Boeing Co.	708,654	48,287,684
United Technologies Corp.	882,035	62,712,689
W.W. Grainger, Inc.	63,127	7,070,855

		742,312,042

Commercial & Professional Supplies 0.6%
Avery Dennison Corp.	89,776	3,218,470
Cintas Corp.	122,876	3,251,299
Equifax, Inc.	119,661	3,750,176
Iron Mountain, Inc.	150,100	3,552,867
Pitney Bowes, Inc.	196,591	4,798,786
R.R. Donnelley & Sons Co.	194,869	3,287,440
Republic Services, Inc.	281,634	8,972,859
Robert Half International, Inc.	107,442	2,705,390
Stericycle, Inc. *	74,600	4,699,800
The Dun & Bradstreet Corp.	40,100	2,741,236
Waste Management, Inc.	476,916	16,191,298

		57,169,621

Consumer Durables & Apparel 1.1%
Coach, Inc.	313,028	11,572,645
D.R. Horton, Inc.	189,516	2,088,466
Eastman Kodak Co. *	117,413	466,130
Fortune Brands, Inc.	138,179	6,063,294

 1

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Harman International Industries, Inc. *	51,156	1,555,654
Hasbro, Inc.	134,117	5,653,031
Leggett & Platt, Inc.	157,894	3,290,511
Lennar Corp., Class A	83,818	1,237,992
Mattel, Inc.	358,794	7,592,081
Newell Rubbermaid, Inc.	250,050	3,875,775
NIKE, Inc., Class B	371,862	27,383,918
Polo Ralph Lauren Corp.	60,526	4,782,159
Pulte Group, Inc. *	293,286	2,575,051
Stanley Black & Decker, Inc.	148,581	8,620,670
VF Corp.	80,391	6,377,418
Whirlpool Corp.	76,122	6,340,963

		99,475,758

Consumer Services 1.8%
Apollo Group, Inc., Class A *	109,790	5,064,613
Carnival Corp.	416,421	14,441,480
Darden Restaurants, Inc.	128,248	5,372,309
DeVry, Inc.	40,000	2,152,000
H&R Block, Inc.	262,105	4,109,806
International Game Technology	227,760	3,471,062
Marriott International, Inc., Class A	238,772	8,096,758
McDonald’s Corp.	1,009,338	70,381,139
Starbucks Corp.	714,662	17,759,351
Starwood Hotels & Resorts Worldwide, Inc.	180,068	8,724,295
Wyndham Worldwide Corp.	178,464	4,556,186
Wynn Resorts Ltd.	74,700	6,549,696
Yum! Brands, Inc.	444,985	18,377,880

		169,056,575

Diversified Financials 7.7%
American Express Co.	1,110,241	49,561,158
Ameriprise Financial, Inc.	238,214	10,097,891
Bank of America Corp.	9,367,011	131,512,834
Bank of New York Mellon Corp.	1,117,673	28,020,062
Capital One Financial Corp.	422,474	17,883,324
Citigroup, Inc. *	21,104,076	86,526,712
CME Group, Inc.	63,537	17,714,116
Discover Financial Services	500,773	7,646,804
E*TRADE Financial Corp. *	141,519	2,070,423
Federated Investors, Inc., Class B (c)	76,906	1,631,945
Franklin Resources, Inc.	145,835	14,668,084
IntercontinentalExchange, Inc. *	67,958	7,177,724
Invesco Ltd.	436,147	8,522,312
Janus Capital Group, Inc.	171,695	1,799,364
JPMorgan Chase & Co.	3,714,631	149,625,337
Legg Mason, Inc.	153,698	4,440,335
Leucadia National Corp. *	177,151	3,913,266
Moody’s Corp.	188,529	4,439,858
Morgan Stanley	1,280,754	34,567,551
Northern Trust Corp.	225,818	10,611,188
NYSE Euronext	245,500	7,112,135
SLM Corp. *	493,118	5,917,416
State Street Corp.	466,026	18,137,732
T. Rowe Price Group, Inc.	243,179	11,728,523
The Charles Schwab Corp. (b)	891,781	13,189,441
The Goldman Sachs Group, Inc.	480,169	72,419,089
The NASDAQ OMX Group, Inc. *	116,400	2,266,308

		723,200,932

Energy 10.7%
Anadarko Petroleum Corp.	446,909	21,970,046
Apache Corp.	311,206	29,745,069
Baker Hughes, Inc.	397,463	19,185,539
Cabot Oil & Gas Corp.	92,200	2,809,334
Cameron International Corp. *	198,400	7,854,656
Chesapeake Energy Corp.	609,566	12,819,173
Chevron Corp.	1,871,934	142,660,090
ConocoPhillips	1,388,390	76,666,895
CONSOL Energy, Inc.	171,318	6,420,999
Denbury Resources, Inc. *	330,200	5,230,368
Devon Energy Corp.	414,458	25,899,480
Diamond Offshore Drilling, Inc. (c)	65,300	3,884,697
El Paso Corp.	628,871	7,747,691
EOG Resources, Inc.	232,406	22,659,585
Exxon Mobil Corp.	4,791,041	285,929,327
FMC Technologies, Inc. *	115,000	7,277,200
Halliburton Co.	839,568	25,086,292
Helmerich & Payne, Inc.	95,000	3,850,350
Hess Corp.	273,440	14,653,650
Marathon Oil Corp.	670,652	22,433,309
Massey Energy Co.	89,200	2,727,736
Murphy Oil Corp.	174,292	9,542,487
Nabors Industries Ltd. *	287,890	5,300,055
National Oilwell Varco, Inc.	401,424	15,719,764
Noble Energy, Inc.	160,284	10,748,645
Occidental Petroleum Corp.	759,350	59,176,146
Peabody Energy Corp.	261,564	11,809,615
Pioneer Natural Resources Co.	119,800	6,938,816
QEP Resources, Inc. *	162,691	5,599,824
Range Resources Corp.	139,500	5,178,240
Rowan Cos., Inc. *	126,263	3,189,403
Schlumberger Ltd.	1,118,439	66,726,071
Smith International, Inc.	245,732	10,192,963
Southwestern Energy Co. *	312,100	11,376,045
Spectra Energy Corp.	595,509	12,380,632
Sunoco, Inc.	109,001	3,888,066
Tesoro Corp.	164,807	2,127,658
The Williams Cos., Inc.	546,298	10,603,644
Valero Energy Corp.	549,440	9,334,986

		1,007,344,546

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	411,092	23,313,027
CVS Caremark Corp.	1,318,651	40,469,399
Safeway, Inc.	402,296	8,263,160
SUPERVALU, Inc.	229,681	2,590,802
Sysco Corp.	544,957	16,877,318
The Kroger Co.	603,247	12,776,772
Wal-Mart Stores, Inc.	1,978,602	101,284,636
Walgreen Co.	921,611	26,311,994
Whole Foods Market, Inc. *	139,416	5,293,626

		237,180,734

2

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 6.1%
Altria Group, Inc.	1,901,291	42,132,609
Archer-Daniels-Midland Co.	600,599	16,432,389
Brown-Forman Corp., Class B	80,728	5,102,817
Campbell Soup Co.	198,711	7,133,725
Coca-Cola Enterprises, Inc.	268,162	7,696,249
ConAgra Foods, Inc.	429,049	10,074,071
Constellation Brands, Inc., Class A *	175,065	2,986,609
Dean Foods Co. *	119,970	1,374,856
Dr Pepper Snapple Group, Inc.	216,800	8,140,840
General Mills, Inc.	628,780	21,504,276
H.J. Heinz Co.	303,643	13,506,041
Hormel Foods Corp.	50,000	2,146,000
Kellogg Co.	234,434	11,733,422
Kraft Foods, Inc., Class A	1,587,654	46,375,373
Lorillard, Inc.	143,597	10,947,835
McCormick & Co., Inc. - Non Voting Shares	132,602	5,215,237
Mead Johnson Nutrition Co.	180,000	9,565,200
Molson Coors Brewing Co., Class B	127,030	5,717,620
PepsiCo, Inc.	1,488,963	96,648,588
Philip Morris International, Inc.	1,774,546	90,572,828
Reynolds American, Inc.	163,798	9,470,800
Sara Lee Corp.	669,142	9,896,610
The Coca-Cola Co.	2,170,228	119,601,265
The Hershey Co.	154,428	7,258,116
The J.M. Smucker Co.	118,675	7,290,205
Tyson Foods, Inc., Class A	327,690	5,737,852

		574,261,433

Health Care Equipment & Services 3.8%
Aetna, Inc.	416,980	11,612,893
AmerisourceBergen Corp.	287,046	8,602,769
Baxter International, Inc.	568,989	24,904,649
Becton Dickinson & Co.	224,690	15,458,672
Boston Scientific Corp. *	1,305,674	7,311,774
C.R. Bard, Inc.	91,473	7,183,375
Cardinal Health, Inc.	330,733	10,672,754
CareFusion Corp. *	165,366	3,484,262
Cerner Corp. *	76,000	5,886,200
CIGNA Corp.	271,908	8,363,890
Coventry Health Care, Inc. *	165,885	3,289,500
DaVita, Inc. *	80,100	4,591,332
DENTSPLY International, Inc.	112,400	3,374,248
Express Scripts, Inc. *	495,972	22,408,015
Hospira, Inc. *	141,382	7,366,002
Humana, Inc. *	159,403	7,495,129
Intuitive Surgical, Inc. *	34,400	11,295,928
Laboratory Corp. of America Holdings *	100,891	7,363,025
McKesson Corp.	255,875	16,074,067
Medco Health Solutions, Inc. *	450,882	21,642,336
Medtronic, Inc.	1,031,139	38,121,209
Patterson Cos., Inc.	107,947	2,880,026
Quest Diagnostics, Inc.	136,380	6,408,496
St. Jude Medical, Inc. *	319,387	11,743,860
Stryker Corp.	246,740	11,490,682
Tenet Healthcare Corp. *	354,317	1,629,858
UnitedHealth Group, Inc.	1,098,210	33,440,494
Varian Medical Systems, Inc. *	95,806	5,288,491
WellPoint, Inc. *	435,529	22,090,031
Zimmer Holdings, Inc. *	210,223	11,139,717

		352,613,684

Household & Personal Products 2.7%
Avon Products, Inc.	391,020	12,172,453
Colgate-Palmolive Co.	464,097	36,654,381
Kimberly-Clark Corp.	383,395	24,583,287
The Clorox Co.	127,857	8,295,362
The Estee Lauder Cos., Inc., Class A	98,326	6,120,794
The Procter & Gamble Co.	2,717,890	166,226,152

		254,052,429

Insurance 4.1%
ACE Ltd.	312,000	16,560,960
Aflac, Inc.	429,773	21,140,534
American International Group, Inc. (c)*	144,577	5,561,877
Aon Corp.	276,350	10,410,104
Assurant, Inc.	89,346	3,331,712
Berkshire Hathaway, Inc., Class B *	1,535,330	119,939,980
Cincinnati Financial Corp.	155,203	4,275,843
Genworth Financial, Inc., Class A *	496,064	6,736,549
Lincoln National Corp.	270,971	7,056,085
Loews Corp.	338,716	12,583,299
Marsh & McLennan Cos., Inc.	485,779	11,425,522
MetLife, Inc.	777,377	32,696,477
Principal Financial Group, Inc.	313,367	8,025,329
Prudential Financial, Inc.	428,131	24,527,625
The Allstate Corp.	502,110	14,179,586
The Chubb Corp.	333,893	17,572,789
The Hartford Financial Services Group, Inc.	369,895	8,659,242
The Progressive Corp.	641,620	12,601,417
The Travelers Cos., Inc.	506,060	25,530,727
Torchmark Corp.	92,541	4,911,151
Unum Group	316,540	7,223,443
XL Group plc	345,299	6,122,151

		381,072,402

Materials 3.5%
Air Products & Chemicals, Inc.	203,601	14,777,361
Airgas, Inc.	76,600	5,001,214
AK Steel Holding Corp.	140,900	1,971,191
Alcoa, Inc.	942,464	10,527,323
Allegheny Technologies, Inc.	92,070	4,383,453
Ball Corp.	90,069	5,245,619
Bemis Co., Inc.	88,735	2,658,501
CF Industries Holdings, Inc.	66,225	5,376,808
Cliffs Natural Resources, Inc.	120,000	6,788,400
E.I. du Pont de Nemours & Co.	853,204	34,699,807
Eastman Chemical Co.	74,058	4,638,993
Ecolab, Inc.	197,228	9,646,421
FMC Corp.	59,500	3,718,155

 3

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Freeport-McMoRan Copper & Gold, Inc.	431,870	30,895,980
International Flavors & Fragrances, Inc.	71,843	3,260,235
International Paper Co.	438,589	10,613,854
MeadWestvaco Corp.	155,750	3,731,770
Monsanto Co.	504,200	29,162,928
Newmont Mining Corp.	457,546	25,576,821
Nucor Corp.	271,500	10,626,510
Owens-Illinois, Inc. *	157,500	4,354,875
Pactiv Corp. *	121,643	3,700,380
PPG Industries, Inc.	160,248	11,132,429
Praxair, Inc.	287,779	24,984,973
Sealed Air Corp.	145,968	3,157,288
Sigma-Aldrich Corp.	116,454	6,533,069
The Dow Chemical Co.	1,037,835	28,364,030
The Sherwin-Williams Co.	101,636	7,028,129
Titanium Metals Corp. *	82,800	1,833,192
United States Steel Corp. (c)	134,613	5,967,394
Vulcan Materials Co.	106,571	4,821,272
Weyerhaeuser Co.	202,275	3,280,900

		328,459,275

Media 3.2%
CBS Corp., Class B - Non Voting Shares	633,936	9,369,574
Comcast Corp., Class A	2,670,464	51,993,934
DIRECTV, Class A *	865,402	32,158,339
Discovery Communications, Inc., Class A *	255,000	9,845,550
Gannett Co., Inc.	207,114	2,729,763
Meredith Corp.	33,112	1,051,306
News Corp., Class A	2,142,001	27,953,113
Omnicom Group, Inc.	293,147	10,922,657
Scripps Networks Interactive, Class A	91,193	3,887,558
The Interpublic Group of Cos., Inc. *	394,465	3,605,410
The McGraw-Hill Cos., Inc.	298,767	9,169,159
The New York Times Co., Class A *	113,434	991,413
The Walt Disney Co.	1,801,283	60,685,224
The Washington Post Co., Class B	5,369	2,257,611
Time Warner Cable, Inc.	335,101	19,157,724
Time Warner, Inc.	1,108,674	34,878,884
Viacom Inc., Class B	574,153	18,970,015

		299,627,234

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Abbott Laboratories	1,448,386	71,086,785
Allergan, Inc.	283,958	17,338,476
Amgen, Inc. *	932,459	50,846,989
Biogen Idec, Inc. *	259,891	14,522,709
Bristol-Myers Squibb Co.	1,612,264	40,177,619
Celgene Corp. *	434,613	23,968,907
Cephalon, Inc. *	67,600	3,836,300
Eli Lilly & Co.	966,023	34,390,419
Forest Laboratories, Inc. *	289,564	8,035,401
Genzyme Corp. *	250,448	17,421,163
Gilead Sciences, Inc. *	845,275	28,164,563
Johnson & Johnson	2,577,325	149,716,809
King Pharmaceuticals, Inc. *	267,725	2,345,271
Life Technologies Corp. *	151,835	6,527,387
Merck & Co., Inc.	2,880,714	99,269,404
Mylan, Inc. *	261,751	4,554,467
PerkinElmer, Inc.	105,660	2,056,144
Pfizer, Inc.	7,524,533	112,867,995
Thermo Fisher Scientific, Inc. *	386,537	17,340,050
Waters Corp. *	90,352	5,796,984
Watson Pharmaceuticals, Inc. *	107,446	4,351,563

		714,615,405

Real Estate 1.4%
Apartment Investment & Management Co., Class A	126,014	2,705,520
AvalonBay Communities, Inc.	77,499	8,144,370
Boston Properties, Inc.	124,976	10,235,534
CB Richard Ellis Group, Inc., Class A *	233,040	3,961,680
Equity Residential	250,522	11,486,434
HCP, Inc.	274,500	9,736,515
Health Care REIT, Inc.	96,900	4,390,539
Host Hotels & Resorts, Inc.	614,511	8,812,088
Kimco Realty Corp.	378,159	5,698,856
Plum Creek Timber Co., Inc.	158,777	5,696,919
ProLogis	456,746	4,960,261
Public Storage	126,878	12,449,269
Simon Property Group, Inc.	273,253	24,379,633
Ventas, Inc.	145,300	7,369,616
Vornado Realty Trust	147,756	12,231,242

		132,258,476

Retailing 3.4%
Abercrombie & Fitch Co., Class A	91,645	3,385,366
Amazon.com, Inc. *	310,490	36,603,666
AutoNation, Inc. (c)*	114,533	2,798,041
AutoZone, Inc. *	32,598	6,896,759
Bed Bath & Beyond, Inc. *	259,369	9,824,898
Best Buy Co., Inc.	328,157	11,373,922
Big Lots, Inc. *	95,867	3,289,197
CarMax, Inc. *	200,000	4,220,000
Expedia, Inc.	190,226	4,314,326
Family Dollar Stores, Inc.	137,730	5,695,135
GameStop Corp., Class A *	146,800	2,943,340
Genuine Parts Co.	126,238	5,406,773
J.C. Penney Co., Inc.	207,121	5,101,390
Kohl’s Corp. *	288,610	13,763,811
Limited Brands, Inc.	268,835	6,892,929
Lowe’s Cos., Inc.	1,362,588	28,260,075
Macy’s, Inc.	425,926	7,943,520
Nordstrom, Inc.	169,996	5,779,864
O’Reilly Automotive, Inc. *	101,700	5,011,776
Office Depot, Inc. *	328,327	1,418,373
Priceline.com, Inc. *	38,000	8,527,200
RadioShack Corp.	145,746	3,139,369
Ross Stores, Inc.	115,000	6,055,900
Sears Holdings Corp. *	52,326	3,715,146
Staples, Inc.	653,469	13,285,025
Target Corp.	711,108	36,494,063

4

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Gap, Inc.	450,962	8,166,922
The Home Depot, Inc.	1,591,050	45,360,835
The TJX Cos., Inc.	405,453	16,834,409
Tiffany & Co.	129,028	5,428,208
Urban Outfitters, Inc. *	90,000	2,894,400

		320,824,638

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	484,339	3,627,699
Altera Corp.	301,746	8,364,399
Analog Devices, Inc.	296,254	8,801,706
Applied Materials, Inc.	1,215,472	14,342,570
Broadcom Corp., Class A	422,318	15,216,118
First Solar, Inc. (c)*	45,000	5,645,250
Intel Corp.	5,153,905	106,170,443
KLA-Tencor Corp.	160,681	5,088,767
Linear Technology Corp.	214,968	6,853,180
LSI Corp. *	437,376	1,762,625
MEMC Electronic Materials, Inc. *	164,927	1,576,702
Microchip Technology, Inc.	161,223	4,909,240
Micron Technology, Inc. *	708,775	5,159,882
National Semiconductor Corp.	214,375	2,958,375
Novellus Systems, Inc. *	101,311	2,706,017
NVIDIA Corp. *	500,082	4,595,754
Teradyne, Inc. *	84,449	908,671
Texas Instruments, Inc.	1,183,954	29,231,824
Xilinx, Inc.	269,163	7,515,031

		235,434,253

Software & Services 8.6%
Adobe Systems, Inc. *	501,976	14,416,751
Akamai Technologies, Inc. *	145,141	5,567,609
Autodesk, Inc. *	187,681	5,544,097
Automatic Data Processing, Inc.	476,173	19,651,660
BMC Software, Inc. *	186,239	6,626,384
CA, Inc.	370,925	7,255,293
Citrix Systems, Inc. *	160,708	8,842,154
Cognizant Technology Solutions Corp., Class A *	271,648	14,821,115
Computer Sciences Corp.	144,040	6,529,333
Compuware Corp. *	278,185	2,275,553
eBay, Inc. *	1,001,569	20,942,808
Electronic Arts, Inc. *	305,892	4,872,860
Fidelity National Information Services, Inc.	309,034	8,860,005
Fiserv, Inc. *	150,352	7,532,635
Google, Inc., Class A *	224,058	108,634,521
International Business Machines Corp.	1,211,190	155,516,796
Intuit, Inc. *	302,909	12,040,633
MasterCard, Inc., Class A	88,000	18,483,520
McAfee, Inc. *	137,400	4,547,940
Microsoft Corp.	7,184,631	185,435,326
Monster Worldwide, Inc. *	89,138	1,222,973
Novell, Inc. *	325,547	1,966,304
Oracle Corp.	3,629,986	85,812,869
Paychex, Inc.	305,065	7,928,639
Red Hat, Inc. *	148,000	4,758,200
SAIC, Inc. *	212,000	3,525,560
Salesforce.com, Inc. *	94,871	9,387,485
Symantec Corp. *	793,350	10,289,749
Teradata Corp. *	161,371	5,131,598
Total System Services, Inc.	177,100	2,640,561
VeriSign, Inc. *	180,525	5,081,779
Visa, Inc., Class A	405,000	29,706,750
Western Union Co.	678,625	11,014,084
Yahoo!, Inc. *	1,162,255	16,132,099

		812,995,643

Technology Hardware & Equipment 7.5%
Agilent Technologies, Inc. *	340,466	9,509,215
Amphenol Corp., Class A	161,800	7,248,640
Apple, Inc. *	847,740	218,081,115
Cisco Systems, Inc. *	5,379,128	124,096,483
Corning, Inc.	1,450,987	26,291,884
Dell, Inc. *	1,651,585	21,866,985
EMC Corp. *	1,918,045	37,958,111
FLIR Systems, Inc. *	129,500	3,853,920
Harris Corp.	129,300	5,757,729
Hewlett-Packard Co.	2,217,108	102,075,652
Jabil Circuit, Inc.	170,686	2,476,654
JDS Uniphase Corp. *	191,981	2,082,994
Juniper Networks, Inc. *	491,565	13,655,676
Lexmark International, Inc., Class A *	83,508	3,068,919
Molex, Inc.	126,666	2,496,587
Motorola, Inc. *	2,130,254	15,955,602
NetApp, Inc. *	332,174	14,050,960
QLogic Corp. *	146,917	2,338,919
QUALCOMM, Inc.	1,563,665	59,544,363
SanDisk Corp. *	197,824	8,644,909
Tellabs, Inc.	436,856	3,049,255
Western Digital Corp. *	206,000	5,436,340
Xerox Corp.	1,339,866	13,050,295

		702,591,207

Telecommunication Services 3.0%
American Tower Corp., Class A *	358,600	16,581,664
AT&T, Inc.	5,502,536	142,735,784
CenturyLink, Inc.	293,318	10,447,987
Frontier Communications Corp.	937,945	7,165,900
MetroPCS Communications, Inc. *	120,000	1,074,000
Qwest Communications International, Inc.	1,415,741	8,013,094
Sprint Nextel Corp. *	3,022,208	13,811,490
Verizon Communications, Inc.	2,648,178	76,956,053
Windstream Corp.	396,374	4,518,664

		281,304,636

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	140,195	9,140,714
CSX Corp.	377,597	19,906,914
Expeditors International of Washington, Inc.	182,700	7,790,328
FedEx Corp.	289,468	23,895,583
Norfolk Southern Corp.	352,392	19,829,098
Ryder System, Inc.	60,702	2,650,856
Southwest Airlines Co.	697,736	8,407,719
Union Pacific Corp.	471,475	35,205,038

 5

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Parcel Service, Inc., Class B	932,518	60,613,670

		187,439,920

Utilities 3.6%
Allegheny Energy, Inc.	158,380	3,611,064
Ameren Corp.	217,420	5,515,945
American Electric Power Co., Inc.	445,802	16,039,956
CenterPoint Energy, Inc.	346,166	4,925,942
CMS Energy Corp.	212,084	3,376,377
Consolidated Edison, Inc.	256,565	11,832,778
Constellation Energy Group, Inc.	182,265	5,759,574
Dominion Resources, Inc.	551,564	23,160,172
DTE Energy Co.	153,312	7,076,882
Duke Energy Corp.	1,203,398	20,578,106
Edison International	306,093	10,146,983
Entergy Corp.	183,353	14,211,691
EQT Corp.	122,400	4,489,632
Exelon Corp.	615,890	25,762,679
FirstEnergy Corp.	285,055	10,746,574
Integrys Energy Group, Inc.	71,494	3,385,241
NextEra Energy, Inc.	384,238	20,095,647
Nicor, Inc.	34,408	1,506,726
NiSource, Inc.	256,762	4,236,573
Northeast Utilities	163,700	4,557,408
NRG Energy, Inc. *	240,000	5,443,200
ONEOK, Inc.	96,000	4,466,880
Pepco Holdings, Inc.	205,700	3,478,387
PG&E Corp.	342,106	15,189,506
Pinnacle West Capital Corp.	94,461	3,598,020
PPL Corp.	436,970	11,924,911
Progress Energy, Inc.	260,859	10,984,773
Public Service Enterprise Group, Inc.	472,170	15,534,393
SCANA Corp.	113,900	4,363,509
Sempra Energy	240,269	11,953,383
Southern Co.	731,525	25,844,778
TECO Energy, Inc.	194,819	3,183,343
The AES Corp. *	623,349	6,426,728
Wisconsin Energy Corp.	109,300	5,932,804
Xcel Energy, Inc.	421,186	9,261,880

		338,602,445

Total Common Stock
(Cost $8,532,876,927)		9,312,840,023

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.7% of net assets

Time Deposit 0.6%
HSBC Bank USA
0.03%, 08/02/10	59,726,434	59,726,434

U.S. Treasury Bill 0.1%
U.S. Treasury Bills
0.08%, 09/16/10 (a)	5,965,000	5,964,438

Total Short-Term Investments
(Cost $65,690,860)		65,690,872

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	18,865,691	18,865,691

Total Collateral Invested for Securities on Loan
(Cost $18,865,691)		18,865,691

End of Collateral Invested for Securities on Loan.

At 07/31/10 tax basis cost of the fund’s investments was $8,606,599,134 and the unrealized appreciation and depreciation were $2,193,993,740 and ($1,422,061,979), respectively, with a net unrealized appreciation of $771,931,761.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust.
USD —	Unified school district

In addition to the above, the fund held the following at 07/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 09/17/10	1,200	65,898,000	2,048,400

6

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$9,312,840,023	$—	$—	$9,312,840,023
Short-Term Investments(a)	—	65,690,872	—	65,690,872

Total	$9,312,840,023	$65,690,872	$—	$9,378,530,895

Other Financial Instruments
Collateral Invested for Securities on Loan	$18,865,691	$—	$—	$18,865,691
Futures Contract*	2,048,400	—	—	2,048,400

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into equity index futures contracts (“futures”) during the period ended July 31, 2010. The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46816JUL10

 7

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.3%		Common Stock	1,262,403,836	1,312,893,569
	—%	Rights	—	—
1.7%		Short-Term Investments	22,006,656	22,006,660

100.0%		Total Investments	1,284,410,492	1,334,900,229
2.5%		Collateral Invested for Securities on Loan	33,033,866	33,033,866
(2	.5)%	Other Assets and Liabilities, Net		(32,509,635)

100.0%		Net Assets		1,335,424,460

	Number	Value
Security	of Shares	($)

Common Stock 98.3% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	106,200	988,722
Cooper Tire & Rubber Co.	111,323	2,405,690
Dana Holding Corp. *	256,200	3,043,656
Drew Industries, Inc. *	28,900	610,657
Exide Technologies *	161,700	973,434
Fuel Systems Solutions, Inc. (d)*	22,000	669,020
Modine Manufacturing Co. *	85,100	863,765
Superior Industries International, Inc.	42,700	614,453
Tenneco, Inc. *	105,500	2,911,800
Winnebago Industries, Inc. *	53,500	559,075

		13,640,272

Banks 7.0%
1st Source Corp.	19,221	353,474
Astoria Financial Corp.	150,000	1,986,000
BancFirst Corp.	13,416	552,471
Bank of the Ozarks, Inc.	22,300	835,135
Beneficial Mutual Bancorp, Inc. *	60,203	607,448
Boston Private Financial Holdings, Inc.	133,200	880,452
Brookline Bancorp, Inc.	102,992	996,963
Cathay General Bancorp	142,822	1,679,587
Chemical Financial Corp.	46,903	1,052,972
City Holding Co.	31,200	918,840
Columbia Banking System, Inc.	66,700	1,219,276
Community Bank System, Inc.	60,200	1,489,950
Community Trust Bancorp, Inc.	34,100	937,068
CVB Financial Corp.	156,319	1,591,327
Dime Community Bancshares	44,400	581,640
F.N.B. Corp.	209,737	1,797,446
First Commonwealth Financial Corp.	121,256	642,657
First Financial Bancorp	86,389	1,373,585
First Financial Bankshares, Inc.	40,721	1,996,143
First Financial Corp.	21,300	604,281
First Midwest Bancorp, Inc.	130,963	1,647,515
Flushing Financial Corp.	49,200	613,524
Glacier Bancorp, Inc.	130,811	2,090,360
Hancock Holding Co.	52,110	1,589,876
Home Bancshares, Inc.	39,490	948,945
IBERIABANK Corp.	47,200	2,452,512
Independent Bank Corp.	38,500	916,685
International Bancshares Corp.	95,400	1,654,236
Investors Bancorp, Inc. *	86,400	1,134,432
Kearny Financial Corp.	29,200	274,188
MB Financial, Inc.	93,024	1,613,036
MGIC Investment Corp. *	364,000	3,126,760
National Penn Bancshares, Inc.	231,178	1,539,646
NBT Bancorp, Inc.	71,485	1,578,389
NewAlliance Bancshares, Inc.	195,100	2,374,367
Northfield Bancorp, Inc. (d)	24,900	320,961
Northwest Bancshares, Inc.	201,209	2,440,665
Ocwen Financial Corp. *	129,800	1,370,688
Old National Bancorp	160,383	1,687,229
Oritani Financial Corp.	26,250	262,500
PacWest Bancorp	54,816	1,147,299
Park National Corp. (d)	20,953	1,405,527
Pinnacle Financial Partners, Inc. *	60,632	611,777
Popular, Inc. *	1,176,500	3,376,555
PrivateBancorp, Inc.	107,676	1,331,952
Provident Financial Services, Inc.	94,551	1,211,198
Radian Group, Inc.	242,300	2,083,780
Republic Bancorp, Inc., Class A	15,900	394,002
Roma Financial Corp.	20,700	236,187
S&T Bancorp, Inc.	39,081	793,344
SCBT Financial Corp.	23,400	754,182
Signature Bank *	74,709	2,871,814
Simmons First National Corp., Class A	27,600	727,260
Sterling Bancshares, Inc.	185,012	960,212
Susquehanna Bancshares, Inc.	225,608	1,951,509
Synovus Financial Corp.	1,422,000	3,725,640
Texas Capital Bancshares, Inc. *	52,000	867,880
Tompkins Financial Corp.	11,330	473,028
TrustCo Bank Corp. NY	124,802	726,348
Trustmark Corp.	102,877	2,263,294
Umpqua Holdings Corp.	208,195	2,608,683
United Bankshares, Inc. (d)	70,322	1,795,321
United Community Banks, Inc. *	152,030	471,293
ViewPoint Financial Group	31,360	304,192
Webster Financial Corp.	118,400	2,206,976
WesBanco, Inc.	44,198	766,835
Western Alliance Bancorp *	90,700	659,389
Whitney Holding Corp.	177,400	1,440,488

 1

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wilmington Trust Corp.	160,700	1,629,498
Wintrust Financial Corp.	60,955	1,896,920

		93,425,612

Capital Goods 9.7%
A.O. Smith Corp.	45,830	2,505,984
AAON, Inc.	23,100	574,266
AAR CORP. *	71,597	1,202,830
Actuant Corp., Class A	124,748	2,572,304
Aerovironment, Inc. *	24,400	583,404
Aircastle Ltd.	101,800	930,452
Albany International Corp., Class A	60,600	1,112,010
American Science & Engineering, Inc.	15,700	1,243,126
Ameron International Corp.	15,500	952,320
Apogee Enterprises, Inc.	49,200	553,992
Applied Industrial Technologies, Inc.	68,466	1,917,048
Argon ST, Inc. *	25,600	882,432
ArvinMeritor, Inc. *	172,300	2,827,443
Astec Industries, Inc. *	32,695	1,024,988
AZZ, Inc.	22,600	983,778
Badger Meter, Inc.	24,303	951,706
Baldor Electric Co.	77,708	2,970,000
Barnes Group, Inc.	76,840	1,412,319
Beacon Roofing Supply, Inc. *	92,382	1,576,037
Belden, Inc.	83,200	1,987,648
Blount International, Inc. *	62,762	668,415
Brady Corp., Class A	96,329	2,678,910
Briggs & Stratton Corp.	101,093	1,917,734
Broadwind Energy, Inc. (d)*	64,800	193,104
Ceradyne, Inc. *	47,012	1,093,029
Chart Industries, Inc. *	48,200	858,442
CIRCOR International, Inc.	28,200	882,096
Colfax Corp. *	60,400	782,180
Comfort Systems USA, Inc.	70,700	806,687
Cubic Corp.	26,015	1,054,128
Curtiss-Wright Corp.	83,900	2,541,331
DigitalGlobe, Inc. *	35,600	970,456
Encore Wire Corp.	31,541	671,192
Ener1, Inc. (d)*	65,600	214,512
EnerSys *	73,278	1,774,793
EnPro Industries, Inc. *	43,700	1,308,815
ESCO Technologies, Inc.	48,669	1,450,823
Esterline Technologies Corp. *	54,911	2,818,582
Force Protection, Inc. *	122,200	546,234
Franklin Electric Co., Inc.	49,518	1,522,679
GATX Corp.	84,800	2,396,448
GeoEye, Inc. *	35,100	1,211,652
Gibraltar Industries, Inc. *	48,272	520,855
Granite Construction, Inc.	61,900	1,439,175
Great Lakes Dredge & Dock Co.	73,200	409,920
Griffon Corp. *	77,421	1,049,829
H&E Equipment Services, Inc. *	49,431	430,050
HEICO Corp. (d)	59,825	2,364,882
Hexcel Corp. *	177,783	3,322,764
II-VI, Inc. *	51,600	1,768,848
Insituform Technologies, Inc., Class A *	71,500	1,637,350
Interline Brands, Inc. *	53,034	959,385
John Bean Technologies Corp.	45,600	716,376
Kaman Corp.	42,349	967,251
Kaydon Corp.	67,135	2,550,459
Layne Christensen Co. *	39,911	1,006,156
Lindsay Corp.	27,400	952,972
MasTec, Inc. *	97,573	1,036,225
Michael Baker Corp. *	13,900	539,320
Moog, Inc., Class A *	83,400	2,986,554
Mueller Industries, Inc.	74,724	1,847,177
Mueller Water Products, Inc., Class A	283,100	1,075,780
NACCO Industries, Inc., Class A	9,477	843,832
Orbital Sciences Corp. *	114,336	1,673,879
Orion Marine Group, Inc. *	49,300	612,306
Otter Tail Corp.	63,309	1,301,000
Polypore International, Inc. *	44,300	1,088,008
Powell Industries, Inc. *	16,000	525,760
Quanex Building Products Corp.	67,404	1,185,636
Raven Industries, Inc.	29,500	1,033,385
RBC Bearings, Inc. *	36,000	1,104,120
Robbins & Myers, Inc.	56,800	1,347,296
RSC Holdings, Inc. *	62,000	484,840
Rush Enterprises, Inc., Class A *	56,287	840,928
Simpson Manufacturing Co., Inc.	70,694	1,823,198
Stanley, Inc. *	29,000	1,083,150
Sun Hydraulics Corp.	19,500	502,905
TAL International Group, Inc.	23,100	622,314
Taser International, Inc. *	107,100	439,110
Teledyne Technologies, Inc. *	66,300	2,720,289
Tennant Co.	31,200	1,170,624
The Gorman-Rupp Co.	25,700	769,458
The Manitowoc Co., Inc.	233,200	2,415,952
The Middleby Corp. *	33,052	1,900,821
The Toro Co.	63,535	3,306,997
Tredegar Corp.	39,900	688,674
Trinity Industries, Inc.	145,800	2,969,946
Triumph Group, Inc.	29,701	2,254,306
Tutor Perini Corp. *	54,930	1,059,050
United Rentals, Inc. *	132,000	1,739,760
Universal Forest Products, Inc.	35,562	1,101,355
USG Corp. *	151,600	1,822,232
Vicor Corp.	23,900	376,186
Watts Water Technologies, Inc., Class A	57,807	1,861,385
WESCO International, Inc. *	80,100	2,877,993

		130,254,352

Commercial & Professional Supplies 3.7%
ABM Industries, Inc.	90,109	1,955,365
Acco Brands Corp. *	100,400	594,368
Administaff, Inc.	36,310	946,239
ATC Technology Corp. *	32,200	772,156
CBIZ, Inc. *	73,222	482,533
Cenveo, Inc. *	102,700	632,632
Consolidated Graphics, Inc. *	20,500	880,885
CoStar Group, Inc. *	37,883	1,660,412
Deluxe Corp.	94,146	1,937,525
EnergySolutions, Inc.	136,500	686,595
EnerNOC, Inc. (d)*	26,000	866,840
Ennis, Inc.	39,000	659,880
Exponent, Inc. *	25,300	835,153

2

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
G & K Services, Inc., Class A	29,330	682,509
Healthcare Services Group, Inc.	79,950	1,786,083
Heidrick & Struggles International, Inc.	37,300	749,730
Herman Miller, Inc.	113,100	1,945,320
HNI Corp.	82,800	2,139,552
Huron Consulting Group, Inc. *	37,500	769,875
ICF International, Inc. *	20,900	480,700
Interface, Inc., Class A	91,900	1,142,317
Kelly Services, Inc., Class A *	46,723	691,500
Kforce, Inc. *	59,400	802,494
Knoll, Inc.	86,303	1,210,831
Korn/Ferry International *	78,461	1,102,377
M&F Worldwide Corp. *	19,070	537,393
McGrath Rentcorp	38,898	907,101
Mine Safety Appliances Co.	55,589	1,392,504
Mobile Mini, Inc. *	60,768	1,041,564
Navigant Consulting, Inc. *	91,948	904,768
Resources Connection, Inc. *	92,050	1,195,730
School Specialty, Inc. *	26,093	500,203
Steelcase, Inc., Class A	142,042	981,510
Sykes Enterprises, Inc. *	80,693	1,278,984
Tetra Tech, Inc. *	112,700	2,363,319
The Advisory Board Co. *	25,476	1,117,377
The Brink’s Co.	88,000	1,927,200
The Corporate Executive Board Co.	69,400	1,954,998
The Geo Group, Inc. *	99,700	2,151,526
TrueBlue, Inc. *	80,576	1,037,013
UniFirst Corp.	26,335	1,157,687
United Stationers, Inc. *	46,667	2,527,018
Viad Corp.	33,896	674,530

		50,064,296

Consumer Durables & Apparel 3.6%
American Greetings Corp., Class A	67,111	1,375,105
Brunswick Corp.	162,400	2,747,808
Callaway Golf Co.	108,369	731,491
Carter’s, Inc. *	106,014	2,569,780
Columbia Sportswear Co.	18,919	927,220
Crocs, Inc. *	157,600	2,022,008
Deckers Outdoor Corp. *	73,500	3,740,415
Ethan Allen Interiors, Inc.	42,479	651,628
G-III Apparel Group Ltd. *	26,600	686,280
Helen of Troy Ltd. *	54,100	1,296,236
Iconix Brand Group, Inc. *	131,400	2,162,844
iRobot Corp. *	35,900	730,924
Jones Apparel Group, Inc.	157,100	2,739,824
KB HOME	136,100	1,548,818
La-Z-Boy, Inc. *	94,800	811,488
Liz Claiborne, Inc. *	174,800	828,552
Maidenform Brands, Inc. *	40,700	1,010,581
Meritage Homes Corp. *	59,885	1,052,778
National Presto Industries, Inc.	8,600	877,114
Polaris Industries, Inc.	60,123	3,589,343
Pool Corp.	90,077	1,993,404
Skechers U.S.A., Inc., Class A *	61,478	2,280,219
Standard Pacific Corp. *	179,000	716,000
Steven Madden Ltd. *	48,000	1,854,240
The Ryland Group, Inc.	76,500	1,248,480
The Timberland Co., Class A *	81,460	1,435,325
True Religion Apparel, Inc. *	46,600	1,145,428
Under Armour, Inc., Class A (d)*	69,220	2,599,903
Volcom, Inc. *	30,500	496,235
Wolverine World Wide, Inc.	95,336	2,725,656

		48,595,127

Consumer Services 4.5%
American Public Education, Inc. *	33,500	1,496,110
Ameristar Casinos, Inc.	55,075	869,084
Biglari Holdings, Inc. *	2,300	668,150
BJ’s Restaurants, Inc. *	38,900	991,950
Bob Evans Farms, Inc.	57,046	1,495,746
Boyd Gaming Corp. *	93,600	791,856
Bridgepoint Education, Inc. *	25,600	474,880
Buffalo Wild Wings, Inc. *	31,900	1,360,216
California Pizza Kitchen, Inc. *	44,500	798,330
Capella Education Co. *	26,700	2,480,964
CEC Entertainment, Inc. *	45,538	1,581,535
Churchill Downs, Inc.	16,261	591,413
Coinstar, Inc. *	57,100	2,598,050
Corinthian Colleges, Inc. *	161,100	1,466,010
Cracker Barrel Old Country Store, Inc.	42,053	2,059,756
DineEquity, Inc. *	27,800	1,013,588
Domino’s Pizza, Inc. *	67,079	857,940
Gaylord Entertainment Co. *	94,335	2,734,772
Grand Canyon Education, Inc. *	29,000	703,830
Hillenbrand, Inc.	113,900	2,516,051
International Speedway Corp., Class A	56,300	1,458,170
Interval Leisure Group, Inc. *	72,800	1,012,648
Jack in the Box, Inc. *	101,588	2,095,760
K12, Inc. *	54,300	1,414,515
LIFE TIME FITNESS, Inc. *	76,177	2,769,796
Lincoln Educational Services Corp. *	19,400	409,146
Matthews International Corp., Class A	55,784	2,014,360
Orient-Express Hotels Ltd., Class A *	104,600	952,906
P.F. Chang’s China Bistro, Inc.	40,742	1,686,719
Papa John’s International, Inc. *	47,855	1,212,167
Peet’s Coffee & Tea, Inc. *	23,900	971,057
Pinnacle Entertainment, Inc. *	107,285	1,164,042
Pre-Paid Legal Services, Inc. (d)*	14,300	701,558
Regis Corp.	105,049	1,599,896
Ruby Tuesday, Inc. *	118,600	1,212,092
Scientific Games Corp., Class A *	119,500	1,265,505
Shuffle Master, Inc. *	98,600	866,694
Sonic Corp. *	99,229	873,215
Speedway Motorsports, Inc.	21,584	296,132
Steiner Leisure Ltd. *	31,609	1,343,699
Stewart Enterprises, Inc., Class A	144,000	773,280
Texas Roadhouse, Inc. *	84,696	1,141,702
The Cheesecake Factory, Inc. *	110,800	2,597,152
The Marcus Corp.	35,083	428,013
Universal Technical Institute, Inc.	38,600	786,282
Vail Resorts, Inc. *	53,871	2,040,633

		60,637,370

 3

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 3.2%
American Capital Ltd. *	616,600	3,200,154
Ares Capital Corp.	348,130	4,877,301
BlackRock Kelso Capital Corp.	74,000	789,580
Cash America International, Inc.	53,870	1,804,645
Cohen & Steers, Inc. (d)	28,028	625,025
Compass Diversified Holdings	43,100	649,517
Cowen Group, Inc., Class A *	60,400	251,264
Dollar Financial Corp. *	44,400	870,684
Duff & Phelps Corp., Class A	21,000	227,640
Encore Capital Group, Inc. *	24,700	543,400
Evercore Partners, Inc., Class A	25,500	598,740
EZCORP, Inc., Class A *	89,500	1,781,050
FBR Capital Markets Corp. *	54,200	178,860
Fifth Street Finance Corp.	82,800	899,208
First Cash Financial Services, Inc. *	46,000	1,103,080
GAMCO Investors, Inc., Class A	8,700	350,088
GFI Group, Inc.	119,868	706,023
Gleacher & Co., Inc. *	99,600	199,200
GLG Partners, Inc. (d)*	281,000	1,239,210
Hercules Technology Growth Capital, Inc.	65,400	684,084
Interactive Brokers Group, Inc., Class A *	72,700	1,203,185
Investment Technology Group, Inc. *	80,465	1,264,105
KBW, Inc. *	53,400	1,220,190
Knight Capital Group, Inc., Class A *	171,400	2,464,732
MarketAxess Holdings, Inc.	58,460	831,301
MCG Capital Corp.	122,300	708,117
MF Global Holdings Ltd. *	221,600	1,424,888
Nelnet, Inc., Class A	35,600	717,696
Oppenheimer Holdings, Inc., Class A	17,200	492,436
optionsXpress Holdings, Inc. *	78,547	1,225,333
PHH Corp. *	97,363	1,938,497
PICO Holdings, Inc. *	41,600	1,303,744
Piper Jaffray Cos., Inc. *	29,439	918,203
Portfolio Recovery Associates, Inc. *	32,843	2,288,500
Prospect Capital Corp. (d)	121,300	1,177,823
SWS Group, Inc.	49,100	428,152
The Student Loan Corp.	8,700	218,370
World Acceptance Corp. *	32,300	1,338,189

		42,742,214

Energy 5.6%
Alon USA Energy, Inc. (d)	64,700	445,783
Apco Oil & Gas International, Inc.	10,600	286,730
ATP Oil & Gas Corp. (d)*	74,400	785,664
Basic Energy Services, Inc. *	38,100	356,997
Berry Petroleum Co., Class A	81,500	2,430,330
Bill Barrett Corp. *	71,100	2,515,518
BPZ Resources, Inc. (d)*	179,900	814,947
Brigham Exploration Co. *	175,000	3,020,500
Bristow Group, Inc. *	65,987	2,205,945
Cal Dive International, Inc. *	74,500	441,040
Carrizo Oil & Gas, Inc. *	58,000	1,137,380
Clayton Williams Energy, Inc. *	11,000	489,610
Clean Energy Fuels Corp. (d)*	65,900	1,244,192
Complete Production Services, Inc. *	102,000	1,963,500
Contango Oil & Gas Co. *	23,200	1,017,088
Crosstex Energy, Inc. *	74,400	575,856
CVR Energy, Inc. *	67,800	549,180
Delek US Holdings, Inc.	73,400	550,500
Delta Petroleum Corp. (d)*	237,300	193,399
Exterran Holdings, Inc. *	115,000	3,067,050
Frontier Oil Corp.	192,500	2,365,825
General Maritime Corp.	102,834	574,842
Global Industries Ltd. *	200,482	950,285
GMX Resources, Inc. (d)*	57,400	355,306
Goodrich Petroleum Corp. *	44,700	556,068
GulfMark Offshore, Inc., Class A *	39,000	1,148,160
Gulfport Energy Corp. *	50,300	656,918
Helix Energy Solutions Group, Inc. *	164,400	1,543,716
Hercules Offshore, Inc. *	196,600	499,364
Holly Corp.	75,800	2,026,134
Hornbeck Offshore Services, Inc. *	52,245	879,283
International Coal Group, Inc. *	309,168	1,391,256
ION Geophysical Corp. *	217,900	956,581
James River Coal Co. *	49,000	857,990
Key Energy Services, Inc. *	218,000	2,105,880
Lufkin Industries, Inc.	54,790	2,252,417
McMoRan Exploration Co. *	139,300	1,450,113
Newpark Resources, Inc. *	142,610	1,139,454
Nordic American Tanker Shipping Ltd. (d)	85,200	2,443,536
Northern Oil & Gas, Inc. *	66,100	970,348
Overseas Shipholding Group, Inc.	47,800	1,875,194
Parker Drilling Co. *	265,065	1,107,972
Penn Virginia Corp.	83,478	1,586,082
Petroleum Development Corp. *	35,403	1,031,643
PetroQuest Energy, Inc. *	97,000	644,080
Pioneer Drilling Co. *	99,600	659,352
Rex Energy Corp. *	54,300	575,580
Rosetta Resources, Inc. *	96,300	2,125,341
RPC, Inc.	54,689	912,213
SEACOR Holdings, Inc. *	41,000	3,395,620
Stone Energy Corp. *	77,168	907,496
Superior Well Services, Inc. (d)*	33,900	629,523
Swift Energy Co. *	68,901	1,786,603
TETRA Technologies, Inc. *	138,774	1,446,025
USEC, Inc. *	184,023	1,017,647
Venoco, Inc. *	38,600	726,452
W&T Offshore, Inc.	63,200	582,072
Western Refining, Inc. (d)*	53,822	285,257
Willbros Group, Inc. *	72,900	667,035
World Fuel Services Corp.	115,956	3,020,654

		74,196,526

Food & Staples Retailing 0.9%
Ingles Markets, Inc., Class A	23,631	384,240
Nash Finch Co.	22,900	900,428
PriceSmart, Inc.	39,000	1,092,000
Rite Aid Corp. *	1,176,300	1,163,361
Ruddick Corp.	75,100	2,662,295

4

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Andersons, Inc.	30,600	1,051,722
The Great Atlantic & Pacific Tea Co., Inc. (d)*	53,790	186,113
United Natural Foods, Inc. *	79,582	2,684,301
Village Super Market, Inc., Class A	11,400	311,676
Weis Markets, Inc.	20,000	717,000
Winn-Dixie Stores, Inc. *	90,300	885,843

		12,038,979

Food, Beverage & Tobacco 1.9%
Alliance One International, Inc. *	163,900	617,903
B&G Foods, Inc., Class A	87,100	999,037
Cal-Maine Foods, Inc.	22,300	704,457
Chiquita Brands International, Inc. *	74,202	1,089,285
Coca-Cola Bottling Co.	4,200	216,720
Darling International, Inc. *	179,000	1,460,640
Diamond Foods, Inc.	39,000	1,737,060
Dole Food Co., Inc. (d)*	65,900	720,946
Fresh Del Monte Produce, Inc. *	77,200	1,608,848
J & J Snack Foods Corp.	24,900	1,038,579
Lance, Inc.	59,000	1,246,670
National Beverage Corp.	28,901	410,972
Sanderson Farms, Inc.	35,700	1,668,975
Smart Balance, Inc. *	112,100	428,222
Synutra International, Inc. *	24,300	409,698
The Boston Beer Co., Inc., Class A *	17,300	1,199,928
The Hain Celestial Group, Inc. *	67,831	1,428,521
Tootsie Roll Industries, Inc.	49,646	1,252,569
TreeHouse Foods, Inc. *	63,600	3,033,084
Universal Corp.	45,445	2,015,486
Vector Group Ltd. (d)	92,554	1,753,898

		25,041,498

Health Care Equipment & Services 7.3%
Abaxis, Inc. *	40,500	812,025
Accuray, Inc. *	83,400	548,772
Air Methods Corp. *	20,100	638,175
Align Technology, Inc. *	120,000	2,082,000
American Medical Systems Holdings, Inc. *	136,925	3,061,643
AMERIGROUP Corp. *	94,000	3,361,440
AmSurg Corp. *	51,900	950,808
Analogic Corp.	27,554	1,252,880
AngioDynamics, Inc. *	37,400	576,334
athenahealth, Inc. (d)*	62,000	1,721,740
Bio-Reference Laboratories, Inc. *	41,400	868,158
Centene Corp. *	88,392	1,883,634
Chemed Corp.	44,000	2,328,480
Computer Programs & Systems, Inc.	18,000	809,460
Conceptus, Inc. *	54,300	733,593
CONMED Corp. *	51,500	990,345
CorVel Corp. *	13,300	529,207
Cyberonics, Inc. *	41,500	988,530
Dexcom, Inc. *	93,100	1,038,996
Eclipsys Corp. *	104,767	2,064,958
Emergency Medical Services Corp., Class A *	51,200	2,290,688
Emeritus Corp. (d)*	47,800	822,638
Ensign Group, Inc.	18,500	333,000
Genoptix, Inc. *	31,600	546,048
Gentiva Health Services, Inc. *	53,896	1,111,874
Greatbatch, Inc. *	41,000	925,780
Haemonetics Corp. *	47,100	2,602,275
Hanger Orthopedic Group, Inc. *	58,300	999,845
Healthspring, Inc. *	100,544	1,890,227
Healthways, Inc. *	74,863	1,066,049
Hill-Rom Holdings, Inc.	115,300	3,809,512
HMS Holdings Corp. *	47,300	2,663,936
ICU Medical, Inc. *	22,600	840,946
Immucor, Inc. *	129,000	2,479,380
Insulet Corp. *	67,700	1,001,283
Integra LifeSciences Holdings *	37,748	1,363,835
Invacare Corp.	54,211	1,291,848
inVentiv Health, Inc. *	61,501	1,595,336
IPC The Hospitalist Co. *	24,900	641,175
Kindred Healthcare, Inc. *	71,892	956,164
Landauer, Inc.	16,700	1,048,259
LHC Group, Inc. *	26,400	606,936
Magellan Health Services, Inc. *	64,700	2,723,223
MAKO Surgical Corp. (d)*	29,900	328,003
MedAssets, Inc. *	80,500	1,884,505
Medidata Solutions, Inc. *	29,300	441,844
Meridian Bioscience, Inc.	82,650	1,587,707
Merit Medical Systems, Inc. *	51,666	874,189
Molina Healthcare, Inc. *	24,000	715,440
MWI Veterinary Supply, Inc. *	22,500	1,184,850
National Healthcare Corp.	20,688	722,425
Natus Medical, Inc. *	52,200	766,296
Neogen Corp. *	40,950	1,222,767
NuVasive, Inc. *	70,300	2,303,731
NxStage Medical, Inc. *	35,900	566,861
Odyssey HealthCare, Inc. *	60,900	1,629,684
Omnicell, Inc. *	58,300	718,256
PharMerica Corp. *	58,664	766,152
Phase Forward, Inc. *	91,400	1,535,520
PSS World Medical, Inc. *	103,066	1,939,702
Psychiatric Solutions, Inc. *	103,500	3,429,990
Quidel Corp. *	50,700	628,680
RehabCare Group, Inc. *	45,400	962,026
SonoSite, Inc. *	25,900	757,575
Sun Healthcare Group, Inc. *	77,900	645,012
SurModics, Inc. *	39,919	523,737
Triple-S Management Corp., Class B *	37,900	753,452
Universal American Financial Corp. *	79,202	1,325,841
Volcano Corp. *	89,600	1,977,472
WellCare Health Plans, Inc. *	74,600	1,923,934
West Pharmaceutical Services, Inc.	58,465	2,124,618
Wright Medical Group, Inc. *	69,300	1,081,773
Zoll Medical Corp. *	37,700	997,542

		97,171,019

 5

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.5%
Central Garden & Pet Co., Class A *	127,400	1,288,014
Elizabeth Arden, Inc. *	40,498	628,934
Inter Parfums, Inc.	26,000	453,700
Nu Skin Enterprises, Inc., Class A	88,122	2,509,715
Prestige Brands Holdings, Inc. *	71,300	586,086
Revlon, Inc., Class A *	19,902	249,571
USANA Health Sciences, Inc. *	10,400	435,760
WD-40 Co.	29,500	1,072,620

		7,224,400

Insurance 3.5%
Alterra Capital Holdings Ltd.	194,884	3,771,005
American Equity Investment Life Holding Co.	107,264	1,158,451
AmTrust Financial Services, Inc.	40,705	522,245
Argo Group International Holdings Ltd.	56,938	1,773,049
Baldwin & Lyons, Inc., Class B	4,900	109,466
CNA Surety Corp. *	37,000	638,250
CNO Financial Group, Inc. *	454,400	2,440,128
Delphi Financial Group, Inc., Class A	87,280	2,264,916
Donegal Group, Inc., Class A	18,320	215,443
eHealth, Inc. *	42,900	476,190
Employers Holdings, Inc.	82,000	1,274,280
Enstar Group Ltd. *	15,394	1,119,606
FBL Financial Group, Inc., Class A	27,168	616,442
Flagstone Reinsurance Holdings S.A.	30,529	337,040
Global Indemnity plc *	22,055	335,677
Greenlight Capital Re Ltd., Class A *	64,889	1,673,487
Harleysville Group, Inc.	28,263	889,719
Hilltop Holdings, Inc. *	73,739	766,148
Horace Mann Educators Corp.	78,278	1,316,636
Infinity Property & Casualty Corp.	28,892	1,387,972
MBIA, Inc. *	290,700	2,523,276
Meadowbrook Insurance Group, Inc.	105,100	962,716
Montpelier Re Holdings Ltd.	154,100	2,505,666
National Financial Partners Corp. *	63,200	678,136
National Interstate Corp.	22,008	490,999
National Western Life Insurance Co., Class A	4,494	692,795
OneBeacon Insurance Group Ltd., Class A	44,200	702,338
Protective Life Corp.	157,400	3,539,926
RLI Corp.	35,155	1,950,751
Safety Insurance Group, Inc.	26,870	1,053,304
Selective Insurance Group, Inc.	91,014	1,416,178
State Auto Financial Corp.	37,356	587,610
The Navigators Group, Inc. *	22,485	958,536
Tower Group, Inc.	82,665	1,781,431
United Fire & Casualty Co.	37,200	797,568
Unitrin, Inc.	88,100	2,448,299

		46,175,679

Materials 4.5%
A. Schulman, Inc.	57,609	1,128,560
Allied Nevada Gold Corp. *	126,500	2,182,125
AMCOL International Corp.	45,652	1,367,734
Arch Chemicals, Inc.	44,572	1,527,482
Balchem Corp.	51,500	1,362,175
Brush Engineered Materials, Inc. *	37,200	887,220
Buckeye Technologies, Inc. *	71,300	809,255
Calgon Carbon Corp. *	96,700	1,280,308
Carpenter Technology Corp.	78,900	2,757,555
Century Aluminum Co. *	105,500	1,100,365
Clearwater Paper Corp. *	20,900	1,288,067
Coeur d’Alene Mines Corp. *	160,950	2,451,269
Deltic Timber Corp.	22,204	1,016,499
Eagle Materials, Inc.	77,890	1,905,189
Ferro Corp. *	158,300	1,689,061
Graphic Packaging Holding Co. *	94,715	331,503
H.B. Fuller Co.	89,516	1,829,707
Haynes International, Inc.	31,225	1,051,034
Hecla Mining Co. *	439,400	2,170,636
Horsehead Holding Corp. *	79,700	610,502
Innophos Holdings, Inc.	32,500	952,575
Kaiser Aluminum Corp.	28,350	1,162,350
KapStone Paper & Packaging Corp. *	61,000	697,840
Koppers Holdings, Inc.	46,200	1,147,608
Louisiana-Pacific Corp. *	229,100	1,667,848
Minerals Technologies, Inc.	33,561	1,750,877
NewMarket Corp.	21,500	2,304,585
Olin Corp.	144,500	2,933,350
OM Group, Inc. *	54,500	1,471,500
P.H. Glatfelter Co.	83,900	958,977
PolyOne Corp. *	170,175	1,754,504
RTI International Metals, Inc. *	55,166	1,565,611
Schnitzer Steel Industries, Inc., Class A	39,200	1,796,144
Schweitzer-Mauduit International, Inc.	32,600	1,725,518
Sensient Technologies Corp.	90,025	2,652,136
Stepan Co.	12,900	851,529
Stillwater Mining Co. *	83,541	1,150,360
Texas Industries, Inc.	51,051	1,694,893
Wausau Paper Corp. *	73,820	504,191
Westlake Chemical Corp.	38,000	940,120
Worthington Industries, Inc.	107,160	1,535,603
Zep, Inc.	39,700	755,888

		60,720,253

Media 1.2%
Arbitron, Inc.	48,856	1,411,938
Ascent Media Corp., Class A *	25,200	700,560
Belo Corp., Class A *	166,000	1,004,300
CKX, Inc. *	146,971	770,128
Harte-Hanks, Inc.	83,716	944,317
Knology, Inc. *	54,100	611,330
Meredith Corp.	64,700	2,054,225
National CineMedia, Inc.	75,300	1,350,882
RCN Corp. *	57,500	859,050
Scholastic Corp.	46,969	1,189,725
The E.W. Scripps Co., Class A *	53,300	418,938

6

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Valassis Communications, Inc. *	88,600	3,062,902
Warner Music Group Corp. *	113,786	533,656
World Wrestling Entertainment, Inc., Class A	62,900	1,008,916

		15,920,867

Pharmaceuticals, Biotechnology & Life Sciences 4.6%
Acorda Therapeutics, Inc. *	70,100	2,267,034
Affymax, Inc. *	27,300	175,539
Affymetrix, Inc. *	130,700	639,123
Alkermes, Inc. *	187,342	2,416,712
Allos Therapeutics, Inc. *	133,800	644,916
Alnylam Pharmaceuticals, Inc. *	59,800	917,930
AMAG Pharmaceuticals, Inc. *	38,000	1,196,240
Auxilium Pharmaceuticals, Inc. *	86,700	1,955,952
Cadence Pharmaceuticals, Inc. (d)*	45,500	348,530
Celera Corp. *	133,617	893,898
Cell Therapeutics, Inc. *	1,056,700	414,226
Cepheid, Inc. *	107,800	1,784,090
Clinical Data, Inc. (d)*	26,300	366,622
Cubist Pharmaceuticals, Inc. *	109,332	2,359,384
Dionex Corp. *	31,844	2,404,222
Emergent Biosolutions, Inc. *	24,600	456,822
Enzon Pharmaceuticals, Inc. *	100,400	1,098,376
Exelixis, Inc. *	188,972	589,593
Genomic Health, Inc. *	24,900	320,961
Geron Corp. (d)*	197,200	1,110,236
Halozyme Therapeutics, Inc. *	128,100	918,477
ImmunoGen, Inc. *	122,600	1,156,118
Impax Laboratories, Inc. *	102,400	1,678,336
Incyte Corp. *	228,063	2,969,380
Inspire Pharmaceuticals, Inc. *	113,500	573,175
InterMune, Inc. *	76,600	747,616
Isis Pharmaceuticals, Inc. *	181,000	1,790,090
Lexicon Pharmaceuticals, Inc. *	277,500	419,025
Luminex Corp. *	75,800	1,234,024
MannKind Corp. (d)*	112,100	774,611
Martek Biosciences Corp. *	66,676	1,379,526
Medicis Pharmaceutical Corp., Class A	109,449	2,774,532
Medivation, Inc. *	54,200	515,442
Micromet, Inc. *	100,000	685,000
Momenta Pharmaceuticals, Inc. *	72,244	1,541,687
Nektar Therapeutics *	165,471	2,161,051
Opko Health, Inc. (d)*	79,700	198,453
Optimer Pharmaceuticals, Inc. *	60,900	552,972
Par Pharmaceutical Cos., Inc. *	75,280	1,987,392
PAREXEL International Corp. *	107,018	2,197,079
Pharmasset, Inc. *	51,100	1,380,211
Rigel Pharmaceuticals, Inc. *	95,300	771,930
Savient Pharmaceuticals, Inc. *	122,600	1,679,620
Seattle Genetics, Inc. *	155,298	1,891,530
Targacept, Inc. *	29,600	640,248
The Medicines Co. *	94,108	866,735
Theravance, Inc. *	112,438	1,665,207
ViroPharma, Inc. *	153,974	2,027,838
VIVUS, Inc. (d)*	148,200	838,812
XenoPort, Inc. *	55,800	342,612
ZymoGenetics, Inc. *	82,600	337,834

		61,056,969

Real Estate 6.4%
Acadia Realty Trust	73,136	1,355,941
Alexander’s, Inc.	3,610	1,206,354
American Campus Communities, Inc.	96,000	2,779,200
Ashford Hospitality Trust *	106,000	931,740
BioMed Realty Trust, Inc.	201,734	3,639,281
Brandywine Realty Trust	236,530	2,686,981
CBL & Associates Properties, Inc.	253,606	3,568,236
Colonial Properties Trust	126,800	2,044,016
Cousins Properties, Inc.	185,536	1,270,922
DCT Industrial Trust, Inc.	381,400	1,788,766
DiamondRock Hospitality Co. *	270,117	2,506,686
DuPont Fabros Technology, Inc.	103,300	2,607,292
EastGroup Properties, Inc.	50,490	1,831,272
Entertainment Properties Trust	84,355	3,520,978
Equity Lifestyle Properties, Inc.	55,859	2,956,617
Equity One, Inc.	62,637	1,067,334
Extra Space Storage, Inc.	157,758	2,446,827
First Potomac Realty Trust	62,700	971,850
Forestar Group, Inc. *	71,600	1,153,476
Franklin Street Properties Corp.	124,565	1,520,939
Getty Realty Corp.	36,542	875,546
Healthcare Realty Trust, Inc.	112,681	2,644,623
Hersha Hospitality Trust	218,100	1,107,948
Home Properties, Inc.	65,765	3,266,547
Inland Real Estate Corp.	130,436	1,082,619
Investors Real Estate Trust	135,100	1,144,297
Kilroy Realty Corp.	93,000	3,122,940
LaSalle Hotel Properties	125,526	2,977,477
Lexington Realty Trust	203,184	1,306,473
LTC Properties, Inc.	43,067	1,061,602
Medical Properties Trust, Inc.	201,200	1,999,928
Mid-America Apartment Communities, Inc.	54,452	3,075,449
National Health Investors, Inc.	50,768	1,911,415
Parkway Properties, Inc.	39,800	665,058
Pennsylvania Real Estate Investment Trust	92,112	1,132,056
Post Properties, Inc.	89,167	2,271,975
Potlatch Corp.	73,203	2,712,903
PS Business Parks, Inc.	33,238	1,930,131
Saul Centers, Inc.	25,300	1,070,190
Sovran Self Storage, Inc.	50,526	1,859,357
Sun Communities, Inc.	30,800	896,280
Sunstone Hotel Investors, Inc. *	180,610	1,863,895
Tejon Ranch Co. (d)*	21,292	490,568
U-Store-It Trust	143,500	1,158,045
Universal Health Realty Income Trust	21,900	728,832
Urstadt Biddle Properties, Class A	39,400	702,502

		84,913,364

Retailing 4.5%
99 Cents Only Stores *	80,806	1,342,996
AnnTaylor Stores Corp. *	108,000	1,894,320
Asbury Automotive Group, Inc. *	59,400	799,524
Barnes & Noble, Inc. (d)	72,900	945,513
bebe stores, Inc.	43,149	256,737

 7

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Blue Nile, Inc. (d)*	26,800	1,364,120
Brown Shoe Co., Inc.	71,175	1,040,578
Cabela’s, Inc. *	74,236	1,157,339
Charming Shoppes, Inc. *	212,600	952,448
Citi Trends, Inc. *	27,000	847,530
Coldwater Creek, Inc. *	106,700	418,264
Collective Brands, Inc. *	126,300	2,023,326
Dillard’s, Inc., Class A	93,700	2,168,218
DSW, Inc., Class A *	22,700	604,047
Fred’s, Inc., Class A	71,500	775,060
Genesco, Inc. *	41,744	1,139,194
Group 1 Automotive, Inc. *	44,500	1,233,540
hhgregg, Inc. *	30,400	616,816
Hibbett Sports, Inc. *	52,775	1,396,954
HSN, Inc. *	72,700	2,137,380
Jo-Ann Stores, Inc. *	49,300	2,065,177
Jos. A. Bank Clothiers, Inc. *	33,612	1,972,352
Lumber Liquidators Holdings, Inc. *	28,500	707,370
Monro Muffler Brake, Inc.	33,200	1,362,528
NutriSystem, Inc. (d)	54,548	1,066,959
OfficeMax, Inc. *	154,000	2,200,660
Orbitz Worldwide, Inc. *	77,000	347,270
Penske Automotive Group, Inc. *	69,116	967,624
PetMed Express, Inc. (d)	42,100	671,495
Pier 1 Imports, Inc. *	211,900	1,481,181
Rent-A-Center, Inc. *	123,705	2,720,273
Retail Ventures, Inc. *	54,900	531,981
Saks, Inc. *	293,500	2,409,635
Select Comfort Corp. *	99,200	773,760
Shutterfly, Inc. *	38,300	960,564
Sonic Automotive, Inc., Class A *	72,900	720,981
Stage Stores, Inc.	73,327	806,597
Stein Mart, Inc. *	48,000	370,560
Systemax, Inc.	24,400	399,184
The Buckle, Inc. (d)	46,864	1,291,103
The Cato Corp., Class A	58,604	1,364,301
The Children’s Place Retail Stores, Inc. *	50,413	2,109,784
The Finish Line, Inc., Class A	98,219	1,405,514
The Gymboree Corp. *	54,910	2,377,603
The Men’s Wearhouse, Inc.	96,000	1,868,160
The Pep Boys - Manny, Moe & Jack	85,700	822,720
The Talbots, Inc. *	120,700	1,386,843
Ulta Salon, Cosmetics & Fragrance, Inc. *	51,300	1,295,838
Zumiez, Inc. *	38,400	702,720

		60,274,641

Semiconductors & Semiconductor Equipment 4.1%
Advanced Energy Industries, Inc. *	72,700	1,280,247
Amkor Technology, Inc. *	239,118	1,379,711
Applied Micro Circuits Corp. *	122,565	1,465,877
ATMI, Inc. *	60,254	894,169
Brooks Automation, Inc. *	118,431	903,628
Cabot Microelectronics Corp. *	49,100	1,605,079
Cavium Networks, Inc. *	67,500	1,811,025
Cirrus Logic, Inc. *	120,100	2,341,950
Cymer, Inc. *	53,365	1,775,987
Diodes, Inc. *	64,181	1,134,720
Energy Conversion Devices, Inc. (d)*	81,763	395,733
Entegris, Inc. *	239,100	1,102,251
Fairchild Semiconductor International, Inc. *	245,000	2,224,600
FEI Co. *	66,400	1,298,784
FormFactor, Inc. *	91,473	885,459
GT Solar International, Inc. *	51,600	334,368
Hittite Microwave Corp. *	38,609	1,774,470
Integrated Device Technology, Inc. *	302,500	1,757,525
International Rectifier Corp. *	137,700	2,689,281
Kulicke & Soffa Industries, Inc. *	127,500	856,800
LDK Solar Co., Ltd. ADR (d)*	68,700	448,611
Micrel, Inc.	76,505	743,629
Microsemi Corp. *	150,719	2,405,475
MKS Instruments, Inc. *	91,099	1,954,985
Monolithic Power Systems *	64,200	1,131,204
Netlogic Microsystems, Inc. *	93,900	2,775,684
OmniVision Technologies, Inc. *	93,273	2,080,921
Power Integrations, Inc.	53,262	1,882,812
RF Micro Devices, Inc. *	493,304	2,057,078
Semtech Corp. *	113,429	1,971,396
Standard Microsystems Corp. *	48,892	1,076,602
Tessera Technologies, Inc. *	91,590	1,555,198
TriQuint Semiconductor, Inc. *	279,900	1,939,707
Veeco Instruments, Inc. *	70,900	3,069,970
Volterra Semiconductor Corp. *	46,400	1,044,928
Zoran Corp. *	88,924	764,746

		54,814,610

Software & Services 6.7%
ACI Worldwide, Inc. *	60,759	1,178,725
Acxiom Corp. *	145,476	2,231,602
Advent Software, Inc. *	28,114	1,441,124
ArcSight, Inc. *	27,500	687,775
Ariba, Inc. *	165,000	2,635,050
Art Technology Group, Inc. *	273,500	984,600
Blackbaud, Inc.	88,469	2,095,831
Blackboard, Inc. *	61,761	2,345,065
Bottomline Technologies, Inc. *	54,700	775,099
CACI International, Inc., Class A *	55,300	2,600,206
CommVault Systems, Inc. *	77,500	1,435,300
comScore, Inc. *	44,600	883,526
Constant Contact, Inc. *	36,500	711,385
Convergys Corp. *	218,400	2,439,528
CSG Systems International, Inc. *	62,600	1,180,636
DealerTrack Holdings, Inc. *	66,536	1,038,627
Deltek, Inc. *	43,700	327,750
Digital River, Inc. *	71,100	1,869,219
EarthLink, Inc.	193,881	1,711,969
Ebix, Inc. (d)*	55,600	923,516
Epicor Software Corp. *	124,700	965,178
EPIQ Systems, Inc. *	63,600	828,072
Euronet Worldwide, Inc. *	90,036	1,413,565
Exlservice Holdings, Inc. *	19,300	359,559
Fair Isaac Corp.	86,700	2,067,795
Forrester Research, Inc. *	25,317	817,233
Global Cash Access Holdings, Inc. *	109,600	450,456
GSI Commerce, Inc. *	56,000	1,261,120

8

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Heartland Payment Systems, Inc.	68,900	1,087,242
iGATE Corp.	43,340	769,285
InfoSpace, Inc. *	65,100	509,733
Internet Brands, Inc., Class A *	47,300	519,354
j2 Global Communications, Inc. *	81,728	1,923,060
JDA Software Group, Inc. *	65,369	1,536,171
Lawson Software, Inc. *	254,500	2,028,365
LogMeIn, Inc. *	16,800	478,800
Manhattan Associates, Inc. *	41,947	1,126,696
MAXIMUS, Inc.	32,574	1,960,629
Mentor Graphics Corp. *	193,267	1,859,228
MicroStrategy, Inc., Class A *	15,662	1,299,789
ModusLink Global Solutions, Inc. *	84,200	552,352
NCI, Inc., Class A *	11,700	275,652
NetScout Systems, Inc. *	59,100	936,735
NetSuite, Inc. *	25,000	371,000
NIC, Inc.	94,200	698,964
OpenTable, Inc. (d)*	11,600	518,520
Pegasystems, Inc.	25,800	793,608
Progress Software Corp. *	76,280	2,280,772
Radiant Systems, Inc. *	50,600	719,026
RealNetworks, Inc. *	139,430	462,908
RightNow Technologies, Inc. *	42,700	675,514
Rosetta Stone, Inc. (d)*	17,600	377,168
Sapient Corp.	212,363	2,335,993
SAVVIS, Inc. *	62,200	1,096,586
Sourcefire, Inc. *	31,200	665,808
SRA International, Inc., Class A *	79,295	1,761,935
SuccessFactors, Inc. *	69,700	1,415,607
Synchronoss Technologies, Inc. *	30,100	586,649
Syntel, Inc.	21,183	874,011
Take-Two Interactive Software, Inc. *	149,304	1,530,366
Taleo Corp., Class A *	70,600	1,736,760
TeleCommunication Systems, Inc., Class A *	65,700	235,863
TeleTech Holdings, Inc. *	54,400	756,160
Terremark Worldwide, Inc. *	119,100	1,069,518
The Ultimate Software Group, Inc. *	50,800	1,638,808
TiVo, Inc. *	199,503	1,711,736
TNS, Inc. *	47,300	929,445
Tyler Technologies, Inc. *	45,200	742,636
Unisys Corp. *	76,350	2,062,213
United Online, Inc.	181,487	1,146,998
ValueClick, Inc. *	155,200	1,699,440
Websense, Inc. *	75,404	1,399,498
Wright Express Corp. *	76,676	2,682,893

		89,499,005

Technology Hardware & Equipment 6.4%
3PAR, Inc. *	41,000	414,100
Acme Packet, Inc. *	47,100	1,331,046
ADC Telecommunications, Inc. *	174,300	2,218,839
ADPT Corp. *	221,600	675,880
ADTRAN, Inc.	102,905	3,249,740
Anixter International, Inc. *	53,100	2,565,792
Arris Group, Inc. *	249,860	2,328,695
Aruba Networks, Inc. *	110,600	1,877,988
Aviat Networks, Inc. *	108,400	437,936
Avid Technology, Inc. *	50,405	651,737
Benchmark Electronics, Inc. *	118,494	1,978,850
Black Box Corp.	29,892	909,912
Blue Coat Systems, Inc. *	74,600	1,633,740
Brightpoint, Inc. *	127,995	1,013,720
Checkpoint Systems, Inc. *	71,644	1,430,731
Ciena Corp. *	168,400	2,204,356
Cogent, Inc. *	85,809	771,423
Cognex Corp.	68,609	1,279,558
Coherent, Inc. *	46,951	1,738,126
Compellent Technologies, Inc. *	41,800	560,538
Comtech Telecommunications Corp. *	52,000	1,121,640
DG Fastchannel, Inc. *	44,100	1,681,533
DTS, Inc. *	32,200	1,150,184
Echelon Corp. *	52,300	396,957
Electronics for Imaging, Inc. *	72,409	771,156
Emulex Corp. *	143,390	1,247,493
Finisar Corp. *	114,700	1,838,641
Harmonic, Inc. *	157,700	1,099,169
Hughes Communications, Inc. *	17,500	438,900
Imation Corp. *	49,813	464,257
Infinera Corp. *	155,700	1,409,085
Insight Enterprises, Inc. *	84,400	1,229,708
InterDigital, Inc. *	76,594	2,090,250
Intermec, Inc. *	104,240	1,094,520
IPG Photonics Corp. *	45,118	726,851
Isilon Systems, Inc. *	47,700	836,658
Ixia *	102,064	1,120,663
L-1 Identity Solutions, Inc. *	139,384	1,137,373
Littelfuse, Inc. *	40,000	1,424,400
Loral Space & Communications, Inc. *	16,800	803,712
Maxwell Technologies, Inc. *	48,100	607,984
Methode Electronics, Inc.	67,200	717,696
MTS Systems Corp.	30,175	872,963
Multi-Fineline Electronix, Inc. *	18,600	471,324
Netezza Corp. *	91,400	1,416,700
NETGEAR, Inc. *	59,000	1,416,000
OSI Systems, Inc. *	32,300	897,617
Park Electrochemical Corp.	37,800	1,037,232
Plantronics, Inc.	90,393	2,709,078
Plexus Corp. *	70,362	2,054,570
Quantum Corp. *	391,800	626,880
Rofin-Sinar Technologies, Inc. *	61,236	1,289,630
Rogers Corp. *	30,267	936,764
Sanmina-SCI Corp. *	144,600	1,817,622
ScanSource, Inc. *	48,378	1,334,265
Smart Modular Technologies (WWH), Inc. *	91,300	493,933
Sonus Networks, Inc. *	609,358	1,754,951
STEC, Inc. *	59,200	923,520
Stratasys, Inc. *	37,300	847,083
Super Micro Computer, Inc. *	42,800	618,032
Sycamore Networks, Inc.	35,711	831,352
Synaptics, Inc. (d)*	63,300	1,981,290
SYNNEX Corp. *	37,900	1,000,181
Tekelec *	123,827	1,750,914
TTM Technologies, Inc. *	79,400	813,850
Universal Display Corp. *	58,000	1,195,380
ViaSat, Inc. *	70,419	2,544,943

 9

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Xyratex Ltd. *	54,200	704,058

		85,021,669

Telecommunication Services 1.2%
AboveNet, Inc. *	33,400	1,776,880
Alaska Communication Systems Group, Inc.	75,300	697,278
Atlantic Tele-Network, Inc.	17,400	777,954
Cbeyond, Inc. *	45,800	697,534
Cincinnati Bell, Inc. *	373,345	1,105,101
Cogent Communications Group, Inc. *	82,000	706,840
Consolidated Communications Holdings, Inc.	42,200	736,812
Global Crossing Ltd. *	110,624	1,279,920
Leap Wireless International, Inc. *	109,600	1,303,144
Neutral Tandem, Inc. *	61,700	660,190
NTELOS Holdings Corp.	67,600	1,264,796
PAETEC Holding Corp. *	233,100	916,083
Premiere Global Services, Inc. *	118,800	743,688
Shenandoah Telecommunications Co.	43,500	847,380
Syniverse Holdings, Inc. *	127,700	2,851,541

		16,365,141

Transportation 3.4%
AirTran Holdings, Inc. *	247,498	1,192,940
Alaska Air Group, Inc. *	64,809	3,343,496
Alexander & Baldwin, Inc.	74,000	2,482,700
Allegiant Travel Co.	27,900	1,238,481
AMERCO *	9,104	620,620
Arkansas Best Corp.	46,272	1,044,359
Atlas Air Worldwide Holdings, Inc. *	27,700	1,619,896
Avis Budget Group, Inc. *	187,600	2,314,984
Con-way, Inc.	98,400	3,315,096
Dollar Thrifty Automotive Group, Inc. *	50,800	2,533,396
Excel Maritime Carriers Ltd. (d)*	54,600	336,336
Forward Air Corp.	48,682	1,413,725
Genco Shipping & Trading Ltd. (d)*	46,000	768,200
Genesee & Wyoming, Inc., Class A *	75,372	3,081,207
Heartland Express, Inc.	96,800	1,550,736
Hub Group, Inc., Class A *	69,692	2,240,598
JetBlue Airways Corp. *	379,200	2,438,256
Marten Transport Ltd. *	40,402	917,934
Old Dominion Freight Line, Inc. *	50,989	2,010,496
Seaspan Corp.	121,800	1,373,904
SkyWest, Inc.	111,212	1,384,590
US Airways Group, Inc. *	296,400	3,215,940
UTI Worldwide, Inc.	184,400	2,694,084
Werner Enterprises, Inc.	80,543	1,854,905

		44,986,879

Utilities 2.9%
ALLETE, Inc.	54,590	1,968,516
American States Water Co.	34,100	1,203,048
Avista Corp.	97,412	2,037,859
Black Hills Corp.	74,998	2,393,936
California Water Service Group	34,987	1,243,788
CH Energy Group, Inc.	26,297	1,099,215
Dynegy, Inc. *	185,600	658,880
El Paso Electric Co. *	90,616	1,948,244
IDACORP, Inc.	87,700	3,088,794
MGE Energy, Inc.	42,560	1,594,723
Northwest Natural Gas Co.	48,795	2,313,371
NorthWestern Corp.	65,912	1,858,718
PNM Resources, Inc.	159,500	1,886,885
Portland General Electric Co.	138,300	2,641,530
SJW Corp.	19,400	482,866
South Jersey Industries, Inc.	54,860	2,563,059
Southwest Gas Corp.	82,696	2,660,330
The Empire District Electric Co.	66,300	1,302,795
The Laclede Group, Inc.	46,277	1,616,918
UIL Holdings Corp.	55,010	1,499,023
Unisource Energy Corp.	63,517	2,050,329

		38,112,827

Total Common Stock
(Cost $1,262,403,836)		1,312,893,569

Rights 0.0% of net assets

Indevus Pharmaceuticals, Inc. (b) (c)*	138,800	—

Total Rights
(Cost $—)		—

Short-Term Investments 1.7% of net assets

Time Deposit 1.5%
HSBC Bank USA	19,966,867	19,966,867

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.09%, 09/16/10 (a)	230,000	229,976
0.15%, 09/16/10 (a)	100,000	99,990

10

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
0.08%, 09/16/10 (a)	1,710,000	1,709,827

		2,039,793

Total Short-Term Investments
(Cost $22,006,656)		22,006,660

End of Investments.

Collateral Invested for Securities on Loan 2.5% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	33,033,866	33,033,866

Total Collateral Invested for Securities on Loan
(Cost $33,033,866)		33,033,866

End of collateral invested for securities on loan.

At 07/31/10 tax basis cost of the fund’s investments was $1,294,253,312 and the unrealized appreciation and depreciation were $215,907,006 and ($175,260,089), respectively, with a net unrealized appreciation of $40,646,917.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these securities amounted to $0 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.

ADR —	American Depositary Receipt.

In addition to the above, the fund held the following at 07/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 09/17/10	280	18,188,800	1,022,500

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds

 11

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,312,893,569	$—	$—	$1,312,893,569
Short-Term Investments(a)	—	22,006,660	—	22,006,660

Total	$1,312,893,569	$22,006,660	$—	$1,334,900,229

Other Financial Instruments
Collateral Invested for Securities on Loan	$33,033,866	$—	$—	$33,033,866
Futures Contract*	1,022,500	—	—	1,022,500

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into equity index futures contracts (“futures”) during the period ended July 31, 2010. The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46818JUL10

12

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.2%		Common Stock	1,205,687,569	1,331,490,216
	—%	Rights	—	—
1.5%		Short-Term Investments	20,716,847	20,716,851

99.7%		Total Investments	1,226,404,416	1,352,207,067
0.5%		Collateral Invested for Securities on Loan	6,058,080	6,058,080
(0	.2)%	Other Assets and Liabilities, Net		(2,212,511)

100.0%		Net Assets		1,356,052,636

	Number	Value
Security	of Shares	($)

Common Stock 98.2% of net assets

Automobiles & Components 0.8%
American Axle & Manufacturing Holdings, Inc. *	5,300	49,343
BorgWarner, Inc. *	13,800	605,268
Cooper Tire & Rubber Co.	8,900	192,329
Dana Holding Corp. *	13,500	160,380
Drew Industries, Inc. *	2,400	50,712
Federal-Mogul Corp. *	9,200	165,048
Ford Motor Co. *	375,736	4,798,149
Gentex Corp.	15,000	289,050
Harley-Davidson, Inc.	25,500	694,365
Hawk Corp., Class A *	1,800	52,614
Johnson Controls, Inc.	72,000	2,074,320
Lear Corp. *	6,000	469,020
Standard Motor Products, Inc.	7,500	73,500
Stoneridge, Inc. *	8,200	87,822
Strattec Security Corp. *	1,500	31,245
Superior Industries International, Inc.	800	11,512
Tenneco, Inc. *	7,480	206,448
The Goodyear Tire & Rubber Co. *	26,000	277,420
Thor Industries, Inc.	4,500	125,280
TRW Automotive Holdings Corp. *	9,800	343,882
Winnebago Industries, Inc. *	5,100	53,295

		10,811,002

Banks 3.6%
1st Source Corp.	5,528	101,660
Ameris Bancorp *	1,848	18,184
Anchor BanCorp Wisconsin, Inc. (d)*	3,100	2,266
Arrow Financial Corp.	1,113	28,070
Associated Banc-Corp	18,500	251,415
Astoria Financial Corp.	8,300	109,892
BancFirst Corp.	2,300	94,714
BancorpSouth, Inc.	7,612	111,592
BancTrust Financial Group, Inc. (d)*	2,100	6,468
Bank Mutual Corp.	6,168	36,268
Bank of Hawaii Corp.	6,500	323,765
Bank of the Ozarks, Inc.	2,800	104,860
Banner Corp.	1,200	2,820
BB&T Corp.	72,458	1,799,132
Beneficial Mutual Bancorp, Inc. *	7,500	75,675
Berkshire Bancorp, Inc. *	3,600	17,316
Berkshire Hills Bancorp, Inc.	1,400	28,266
BOK Financial Corp.	7,540	367,273
Boston Private Financial Holdings, Inc.	5,129	33,903
Brookline Bancorp, Inc.	5,405	52,320
Bryn Mawr Bank Corp.	1,400	26,040
Camco Financial Corp. *	700	1,470
Camden National Corp.	700	21,875
Capital City Bank Group, Inc. (d)	1,875	25,931
CapitalSource, Inc.	25,400	136,652
Capitol Bancorp Ltd. (d)*	1,500	2,055
Capitol Federal Financial (d)	6,920	217,496
Cathay General Bancorp	9,200	108,192
Central Pacific Financial Corp. (d)*	3,400	5,644
Century Bancorp Inc., Class A	800	17,184
Charter Financial Corp.	900	9,315
Chemical Financial Corp.	5,383	120,848
CIT Group, Inc. *	15,000	545,400
Citizens South Banking Corp.	1,000	5,610
City Holding Co.	1,800	53,010
City National Corp.	6,100	345,687
Columbia Banking System, Inc.	1,951	35,664
Comerica, Inc.	16,496	632,787
Commerce Bancshares, Inc.	16,201	634,269
Community Bank System, Inc.	4,400	108,900
Community Trust Bancorp, Inc.	2,487	68,343
Cullen/Frost Bankers, Inc.	6,300	347,823
CVB Financial Corp.	10,311	104,966
Dime Community Bancshares	6,875	90,062
East West Bancorp, Inc.	12,100	188,639
F.N.B. Corp.	12,161	104,220
Fifth Third Bancorp	86,714	1,102,135
First BanCorp Puerto Rico *	7,200	4,068
First Busey Corp.	1,500	6,885
First Citizens BancShares, Inc., Class A	300	56,703
First Commonwealth Financial Corp.	10,504	55,671
First Financial Bancorp	5,339	84,890

 1

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Financial Bankshares, Inc.	4,000	196,080
First Financial Corp.	600	17,022
First Financial Holdings, Inc.	3,900	49,062
First Horizon National Corp. *	23,978	275,028
First M&F Corp.	2,000	7,900
First Merchants Corp.	3,041	26,396
First Midwest Bancorp, Inc.	6,125	77,052
First Niagara Financial Group, Inc.	20,855	279,666
First Place Financial Corp.	2,900	10,527
First United Corp. (d)	2,200	8,668
FirstMerit Corp.	10,406	205,102
Flushing Financial Corp.	6,800	84,796
Fulton Financial Corp.	21,762	198,252
Glacier Bancorp, Inc.	7,697	122,998
Great Southern Bancorp, Inc.	1,400	30,702
Hancock Holding Co.	5,100	155,601
Hawthorn Bancshares, Inc.	811	9,975
Heritage Financial Corp. *	735	10,915
Home Bancshares, Inc.	3,300	79,299
Hudson City Bancorp, Inc.	55,731	692,179
Huntington Bancshares, Inc.	78,699	476,916
IBERIABANK Corp.	3,875	201,345
Independent Bank Corp.	1,000	23,810
Independent Bank Corp., Michigan	4,302	1,506
Indiana Community Bancorp	800	10,020
Integra Bank Corp. (d)*	1,225	907
International Bancshares Corp.	7,784	134,975
Investors Bancorp, Inc. *	9,600	126,048
Kearny Financial Corp.	5,500	51,645
KeyCorp	96,790	818,843
Lakeland Financial Corp.	2,200	45,166
M&T Bank Corp.	10,246	894,886
MainSource Financial Group, Inc.	2,735	20,622
Marshall & Ilsley Corp.	56,650	398,249
MB Financial, Inc.	5,133	89,006
Merchants Bancshares, Inc.	750	17,888
MGIC Investment Corp. *	13,300	114,247
MutualFirst Financial, Inc.	2,000	14,760
Nara Bancorp, Inc. *	4,000	28,680
National Penn Bancshares, Inc.	13,175	87,745
NBT Bancorp, Inc.	4,400	97,152
New York Community Bancorp, Inc.	46,585	804,057
NewAlliance Bancshares, Inc.	9,100	110,747
North Valley Bancorp *	1,500	2,790
Northrim BanCorp, Inc.	3,281	57,746
Northwest Bancshares, Inc.	11,250	136,462
OceanFirst Financial Corp.	1,050	13,293
Ocwen Financial Corp. *	8,420	88,915
Old National Bancorp	9,244	97,247
Oriental Financial Group, Inc.	5,163	73,108
Oritani Financial Corp.	13,200	132,000
PAB Bankshares, Inc. (d)*	714	614
Pacific Capital Bancorp (d)*	6,844	6,912
PacWest Bancorp	3,000	62,790
Park National Corp. (d)	845	56,683
People’s United Financial, Inc.	35,687	493,908
Peoples Financial Corp.	3,000	38,100
Pinnacle Financial Partners, Inc. *	475	4,793
PNC Financial Services Group, Inc.	59,032	3,505,910
Popular, Inc. *	69,200	198,604
Premier Financial Bancorp, Inc.	245	1,561
PrivateBancorp, Inc.	8,000	98,960
Prosperity Bancshares, Inc.	6,400	216,832
Provident Financial Holdings, Inc.	750	4,613
Provident Financial Services, Inc.	5,217	66,830
Radian Group, Inc.	8,500	73,100
Regions Financial Corp.	130,962	959,951
Renasant Corp.	1,125	17,156
Republic Bancorp, Inc., Class A	6,521	161,590
Roma Financial Corp.	4,000	45,640
S&T Bancorp, Inc.	4,400	89,320
S.Y. Bancorp, Inc. (d)	1,470	36,647
Sandy Spring Bancorp, Inc.	5,900	99,946
SCBT Financial Corp.	3,000	96,690
Seacoast Banking Corp. of Florida (d)*	1,980	2,693
Shore Bancshares, Inc.	750	8,265
Signature Bank *	3,000	115,320
Simmons First National Corp., Class A	4,000	105,400
Southwest Bancorp, Inc.	3,300	48,015
State Bancorp, Inc.	2,558	24,506
StellarOne Corp.	3,000	40,710
Sterling Bancorp	1,918	18,720
Sterling Bancshares, Inc.	9,150	47,488
Suffolk Bancorp	2,400	65,064
Sun Bancorp, Inc. *	4,218	22,524
SunTrust Banks, Inc.	56,342	1,462,075
Susquehanna Bancshares, Inc.	13,468	116,498
SVB Financial Group *	5,200	224,588
Synovus Financial Corp.	45,700	119,734
TCF Financial Corp.	13,600	215,424
Texas Capital Bancshares, Inc. *	4,000	66,760
TF Financial Corp.	700	14,490
TFS Financial Corp.	19,500	242,970
The First of Long Island Corp.	4,000	103,120
The PMI Group, Inc. *	8,100	25,353
The South Financial Group, Inc.	4,500	1,249
Timberland Bancorp, Inc.	2,000	7,900
Tompkins Financial Corp.	1,024	42,752
Tree.com, Inc. *	1,044	7,517
TriCo Bancshares	400	7,548
TrustCo Bank Corp. NY	10,357	60,278
Trustmark Corp.	8,300	182,600
U.S. Bancorp	210,531	5,031,691
UMB Financial Corp.	3,574	134,454
Umpqua Holdings Corp.	9,343	117,068
Union First Market Bankshares Corp.	7,050	100,110
United Bankshares, Inc. (d)	7,400	188,922
United Community Banks, Inc. *	10,894	33,771
Valley National Bancorp	17,399	252,459
Washington Federal, Inc.	11,942	207,791
Washington Trust Bancorp, Inc.	1,000	19,360
Webster Financial Corp.	8,663	161,478
Wells Fargo & Co.	539,906	14,971,593
WesBanco, Inc.	4,456	77,312
West Coast Bancorp (d)*	4,581	11,682
Westamerica Bancorp	5,200	279,552
Whitney Holding Corp.	9,675	78,561
Wilmington Trust Corp.	8,700	88,218

2

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wintrust Financial Corp.	5,800	180,496
WSFS Financial Corp.	2,000	76,000
Zions Bancorp	13,725	304,558

		48,594,081

Capital Goods 7.9%
3D Systems Corp. *	1,400	20,720
3M Co.	72,000	6,158,880
A.O. Smith Corp.	1,300	71,084
AAON, Inc.	6,113	151,969
AAR CORP. *	5,000	84,000
Aceto Corp.	5,000	34,100
Actuant Corp., Class A	8,680	178,982
Acuity Brands, Inc.	5,200	219,076
Aecom Technology Corp. *	11,000	265,540
Aerosonic Corp. *	300	1,110
AGCO Corp. *	9,762	339,327
Aircastle Ltd.	5,500	50,270
Alamo Group, Inc.	500	11,715
Albany International Corp., Class A	3,918	71,895
Alliant Techsystems, Inc. *	2,437	163,669
American Science & Engineering, Inc.	500	39,590
American Superconductor Corp. (d)*	700	21,105
American Woodmark Corp.	4,000	66,120
Ameron International Corp.	900	55,296
AMETEK, Inc.	11,300	500,251
Ampco-Pittsburgh Corp.	2,800	67,228
Apogee Enterprises, Inc.	1,200	13,512
Applied Industrial Technologies, Inc.	6,525	182,700
Applied Signal Technology, Inc.	2,500	51,900
Armstrong World Industries, Inc. *	3,500	127,960
ArvinMeritor, Inc. *	9,900	162,459
Astronics Corp. *	938	15,008
Badger Meter, Inc.	4,000	156,640
Baldor Electric Co.	3,800	145,236
Barnes Group, Inc.	3,600	66,168
BE Aerospace, Inc. *	10,200	299,880
Beacon Roofing Supply, Inc. *	5,000	85,300
Belden, Inc.	4,400	105,116
Blount International, Inc. *	4,200	44,730
Brady Corp., Class A	6,400	177,984
Breeze-Eastern Corp. *	500	3,250
Briggs & Stratton Corp.	6,500	123,305
Bucyrus International, Inc.	10,000	622,200
C&D Technologies, Inc. (d)*	4,500	3,870
Carlisle Cos., Inc.	6,200	208,816
Cascade Corp.	4,400	167,948
Caterpillar, Inc.	66,800	4,659,300
Ceradyne, Inc. *	2,500	58,125
Chart Industries, Inc. *	3,000	53,430
CIRCOR International, Inc.	3,750	117,300
CLARCOR, Inc.	6,400	240,128
Columbus McKinnon Corp. *	2,400	37,752
Crane Co.	5,000	177,700
Cubic Corp.	2,000	81,040
Cummins, Inc.	19,600	1,560,356
Curtiss-Wright Corp.	3,600	109,044
Danaher Corp.	58,000	2,227,780
Deere & Co.	47,000	3,133,960
DigitalGlobe, Inc. *	3,500	95,410
Donaldson Co., Inc.	6,500	308,555
Dover Corp.	20,700	992,979
Ducommun, Inc.	3,200	66,848
Dycom Industries, Inc. *	3,300	29,865
Eaton Corp.	18,100	1,420,126
EMCOR Group, Inc. *	7,800	202,878
Emerson Electric Co.	79,000	3,913,660
EnerSys *	4,500	108,990
EnPro Industries, Inc. *	3,000	89,850
ESCO Technologies, Inc.	2,800	83,468
Esterline Technologies Corp. *	2,400	123,192
Fastenal Co.	13,200	647,856
Federal Signal Corp.	5,300	31,588
Flow International Corp. *	900	2,448
Flowserve Corp.	6,900	684,204
Fluor Corp.	20,200	975,458
Franklin Electric Co., Inc.	1,300	39,975
FreightCar America, Inc.	2,500	62,075
FuelCell Energy, Inc. *	1,200	1,572
Furmanite Corp. *	1,400	6,048
Gardner Denver, Inc.	6,400	324,928
GATX Corp.	4,000	113,040
GenCorp, Inc. *	2,500	13,150
General Cable Corp. *	4,700	124,738
General Dynamics Corp.	36,400	2,229,500
General Electric Co.	1,164,266	18,767,968
GeoEye, Inc. *	3,000	103,560
Gibraltar Industries, Inc. *	2,500	26,975
Goodrich Corp.	13,404	976,749
Graco, Inc.	7,012	221,369
GrafTech International Ltd. *	13,100	205,408
Granite Construction, Inc.	4,850	112,763
Griffon Corp. *	5,500	74,580
Hardinge, Inc.	1,800	15,228
Harsco Corp.	9,200	213,072
HEICO Corp., Class A	2,857	82,510
Herley Industries, Inc. *	4,000	61,920
Hexcel Corp. *	10,000	186,900
Honeywell International, Inc.	74,062	3,174,297
Hubbell, Inc., Class B	6,800	320,892
IDEX Corp.	10,225	328,938
II-VI, Inc. *	3,800	130,264
Illinois Tool Works, Inc.	51,700	2,248,950
Insituform Technologies, Inc., Class A *	4,300	98,470
Integrated Electrical Services, Inc. *	5,105	18,633
Interline Brands, Inc. *	2,000	36,180
ITT Corp.	17,400	819,888
Jacobs Engineering Group, Inc. *	10,600	387,642
John Bean Technologies Corp.	1,983	31,153
Joy Global, Inc.	19,350	1,148,810
Kadant, Inc. *	1	19
Kaman Corp.	3,000	68,520
Kaydon Corp.	3,300	125,367
KBR, Inc.	17,000	380,460
Kennametal, Inc.	8,000	219,120
Kratos Defense & Security Solutions, Inc. *	180	1,991

 3

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
L-3 Communications Holdings, Inc.	15,100	1,102,904
Ladish Co., Inc. *	1,300	38,233
Lawson Products, Inc.	2,000	35,620
Lennox International, Inc.	4,771	208,350
Lincoln Electric Holdings, Inc.	3,900	215,358
Lockheed Martin Corp.	33,052	2,483,858
Lydall, Inc. *	2,500	17,875
Magnetek, Inc. *	1,500	1,605
Masco Corp.	35,800	368,024
MasTec, Inc. *	5,350	56,817
McDermott International, Inc. *	25,000	587,750
Michael Baker Corp. *	3,000	116,400
Moog, Inc., Class A *	5,787	207,232
MSC Industrial Direct Co., Inc., Class A	4,300	216,677
Mueller Industries, Inc.	4,200	103,824
Mueller Water Products, Inc., Class A	16,139	61,328
NACCO Industries, Inc., Class A	1,300	115,752
Navistar International Corp. *	6,500	336,115
NCI Building Systems, Inc. *	580	5,493
NN, Inc. *	1,800	10,602
Nordson Corp.	4,000	252,200
Northrop Grumman Corp.	30,032	1,761,076
Omega Flex, Inc.	700	9,926
Orbital Sciences Corp. *	4,600	67,344
Oshkosh Corp. *	9,000	309,420
Otter Tail Corp.	4,100	84,255
Owens Corning, Inc. *	11,000	346,280
PACCAR, Inc.	37,725	1,728,559
Pall Corp.	12,900	493,296
Parker Hannifin Corp.	16,500	1,024,980
Pentair, Inc.	9,500	324,900
Powell Industries, Inc. *	1,000	32,860
Precision Castparts Corp.	16,302	1,991,941
Quanex Building Products Corp.	5,625	98,944
Quanta Services, Inc. *	21,371	459,049
Raven Industries, Inc.	2,800	98,084
Raytheon Co.	44,900	2,077,523
Regal-Beloit Corp.	4,500	273,735
Robbins & Myers, Inc.	2,500	59,300
Rockwell Automation, Inc.	15,700	850,155
Rockwell Collins, Inc.	17,100	977,436
Roper Industries, Inc.	9,500	593,750
Sauer-Danfoss, Inc. *	3,800	56,620
Seaboard Corp.	200	303,600
Simpson Manufacturing Co., Inc.	3,200	82,528
Snap-on, Inc.	7,000	312,690
Spirit AeroSystems Holdings, Inc., Class A *	11,000	223,850
SPX Corp.	8,610	512,812
Standex International Corp.	3,000	90,060
Taser International, Inc. *	1,700	6,970
Tecumseh Products Co., Class A *	3,200	41,408
Teledyne Technologies, Inc. *	12,157	498,802
Tennant Co.	4,200	157,584
Terex Corp. *	11,400	225,036
Textron, Inc.	23,600	489,936
The Boeing Co.	75,800	5,165,012
The Gorman-Rupp Co.	4,491	134,461
The Greenbrier Cos., Inc. *	4,100	53,546
The Manitowoc Co., Inc.	14,600	151,256
The Middleby Corp. *	5,000	287,550
The Shaw Group, Inc. *	8,500	272,340
The Timken Co.	9,600	322,752
The Toro Co.	4,100	213,405
Thomas & Betts Corp. *	7,300	289,372
Titan International, Inc.	4,125	45,293
TransDigm Group, Inc.	3,600	195,012
Tredegar Corp.	5,100	88,026
Trinity Industries, Inc.	13,650	278,051
Triumph Group, Inc.	1,200	91,080
Tutor Perini Corp. *	5,000	96,400
Tyco International Ltd.	4,233	162,039
United Rentals, Inc. *	5,900	77,762
United Technologies Corp.	93,068	6,617,135
Universal Forest Products, Inc.	2,500	77,425
URS Corp. *	7,700	311,003
USG Corp. *	7,400	88,948
Valmont Industries, Inc.	1,900	134,995
Vicor Corp.	4,200	66,108
W.W. Grainger, Inc.	7,300	817,673
Wabash National Corp. *	2,500	20,925
WABCO Holdings, Inc. *	8,133	314,584
Wabtec Corp.	5,828	259,987
Watsco, Inc.	3,400	189,414
Watts Water Technologies, Inc., Class A	4,000	128,800
WESCO International, Inc. *	4,800	172,464
Woodward Governor Co.	8,000	241,920

		107,644,285

Commercial & Professional Supplies 1.0%
A.T. Cross Co., Class A *	2,400	13,320
ABM Industries, Inc.	4,900	106,330
Administaff, Inc.	2,800	72,968
American Reprographics Co. *	7,000	62,300
AMREP Corp. *	2,500	29,925
ATC Technology Corp. *	5,011	120,164
Avery Dennison Corp.	12,700	455,295
Bowne & Co., Inc.	4,356	49,266
Casella Waste Systems, Inc., Class A *	6,500	25,935
CDI Corp.	3,700	62,160
Cenveo, Inc. *	7,300	44,968
Cintas Corp.	15,350	406,161
Clean Harbors, Inc. *	2,500	157,900
CompX International, Inc.	2,000	26,100
Consolidated Graphics, Inc. *	3,900	167,583
Copart, Inc. *	9,550	348,002
Cornell Cos., Inc. *	4,600	128,478
Corrections Corp. of America *	11,484	224,742
CoStar Group, Inc. *	800	35,064
Covanta Holding Corp.	11,700	176,319
CRA International, Inc. *	2,500	48,050
Deluxe Corp.	6,800	139,944
EnergySolutions, Inc.	7,000	35,210
Ennis, Inc.	4,500	76,140
Equifax, Inc.	13,095	410,397
Exponent, Inc. *	6,000	198,060
FTI Consulting, Inc. *	2,700	95,445
G & K Services, Inc., Class A	4,100	95,407

4

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
GP Strategies Corp. *	1,500	11,325
Healthcare Services Group, Inc.	8,437	188,483
Heidrick & Struggles International, Inc.	3,100	62,310
Herman Miller, Inc.	5,700	98,040
HNI Corp.	4,000	103,360
Hudson Highland Group, Inc. *	3,220	14,329
IHS, Inc., Class A *	6,600	417,846
Interface, Inc., Class A	5,800	72,094
Iron Mountain, Inc.	20,180	477,661
KAR Auction Services, Inc. *	3,000	37,980
Kelly Services, Inc., Class A *	5,700	84,360
Kforce, Inc. *	2,905	39,247
Kimball International, Inc., Class B	6,100	38,064
Knoll, Inc.	4,000	56,120
Korn/Ferry International *	3,600	50,580
M&F Worldwide Corp. *	4,200	118,356
Manpower, Inc.	6,991	335,428
McGrath Rentcorp	1,600	37,312
Mine Safety Appliances Co.	2,700	67,635
Mobile Mini, Inc. *	1,200	20,568
Multi-Color Corp.	4,625	60,402
Navigant Consulting, Inc. *	5,000	49,200
On Assignment, Inc. *	4,700	22,701
Pitney Bowes, Inc.	23,000	561,430
R.R. Donnelley & Sons Co.	23,500	396,445
Republic Services, Inc.	36,645	1,167,510
Resources Connection, Inc. *	3,700	48,063
Robert Half International, Inc.	17,000	428,060
Rollins, Inc.	10,012	218,662
School Specialty, Inc. *	2,600	49,842
SFN Group, Inc. *	6,830	51,157
Steelcase, Inc., Class A	11,500	79,465
Stericycle, Inc. *	9,400	592,200
Superior Uniform Group, Inc.	1,600	16,320
Sykes Enterprises, Inc. *	4,026	63,812
Tetra Tech, Inc. *	12,031	252,290
The Advisory Board Co. *	1,000	43,860
The Brink’s Co.	5,600	122,640
The Corporate Executive Board Co.	2,700	76,059
The Dun & Bradstreet Corp.	5,640	385,550
The Geo Group, Inc. *	11,400	246,012
The Standard Register Co.	4,100	13,612
Towers Watson & Co., Class A	4,600	204,746
TRC Cos., Inc. *	1,350	4,253
TrueBlue, Inc. *	6,000	77,220
UniFirst Corp.	1,500	65,940
United Stationers, Inc. *	2,900	157,035
Viad Corp.	3,625	72,137
Virco Mfg. Corp.	1,170	3,440
Volt Information Sciences, Inc. *	3,150	28,129
Waste Connections, Inc. *	5,475	208,981
Waste Management, Inc.	54,100	1,836,695

		13,746,599

Consumer Durables & Apparel 1.4%
American Greetings Corp., Class A	8,500	174,165
Blyth, Inc.	1,200	47,460
Brookfield Homes Corp. *	3,074	22,901
Brunswick Corp.	7,400	125,208
Callaway Golf Co.	5,600	37,800
Carter’s, Inc. *	5,000	121,200
Cavco Industries, Inc. *	410	14,375
Coach, Inc.	32,008	1,183,336
Columbia Sportswear Co.	4,350	213,193
Craftmade International, Inc. *	2,800	16,100
CSS Industries, Inc.	3,400	61,268
D.R. Horton, Inc.	24,604	271,136
Deckers Outdoor Corp. *	7,500	381,675
DGSE Cos., Inc. (d)*	700	2,030
Eastman Kodak Co. *	22,700	90,119
Ethan Allen Interiors, Inc.	4,200	64,428
Flexsteel Industries, Inc.	600	6,726
Foamex International, Inc. (a) (c)*	2,278	—
Fortune Brands, Inc.	16,500	724,020
Fossil, Inc. *	5,462	216,295
Furniture Brands International, Inc. *	4,700	25,944
Garmin Ltd. (d)	16,000	456,160
Hanesbrands, Inc. *	11,047	276,727
Harman International Industries, Inc. *	6,800	206,788
Hasbro, Inc.	14,500	611,175
Helen of Troy Ltd. *	5,000	119,800
Hovnanian Enterprises, Inc., Class A *	3,700	16,169
Jarden Corp.	7,059	204,358
Jones Apparel Group, Inc.	12,156	212,001
K-Swiss, Inc., Class A *	2,400	28,680
KB HOME	7,800	88,764
Kenneth Cole Productions, Inc., Class A *	3,100	41,633
Kid Brands, Inc. *	3,000	24,960
Leggett & Platt, Inc.	16,200	337,608
Lennar Corp., Class A	12,190	180,046
Liz Claiborne, Inc. *	8,600	40,764
M.D.C. Holdings, Inc.	4,403	128,215
M/I Homes, Inc. *	1,800	18,990
Maidenform Brands, Inc. *	5,000	124,150
Marine Products Corp. *	405	2,466
Mattel, Inc.	34,300	725,788
Meritage Homes Corp. *	1,000	17,580
Mohawk Industries, Inc. *	4,819	235,794
Movado Group, Inc. *	3,300	37,488
Nautilus, Inc. *	4,125	8,168
Newell Rubbermaid, Inc.	23,900	370,450
NIKE, Inc., Class B	47,400	3,490,536
NVR, Inc. *	500	313,250
Oxford Industries, Inc.	2,500	56,000
Palm Harbor Homes, Inc. *	2,700	6,075
Perry Ellis International, Inc. *	2,500	55,975
Phillips-Van Heusen Corp.	5,600	290,584
Polaris Industries, Inc.	3,200	191,040
Polo Ralph Lauren Corp.	7,500	592,575
Pool Corp.	5,662	125,300
Pulte Group, Inc. *	30,676	269,335
Quiksilver, Inc. *	4,000	17,880
RC2 Corp. *	2,200	36,410
Skechers U.S.A., Inc., Class A *	6,500	241,085
Skyline Corp.	2,600	52,208
Standard Pacific Corp. *	4,800	19,200

 5

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stanley Black & Decker, Inc.	18,652	1,082,189
Stanley Furniture Co., Inc. *	5,200	19,916
Steven Madden Ltd. *	4,050	156,452
Sturm, Ruger & Co., Inc.	6,000	84,000
Tandy Brands Accessories, Inc. *	1,000	3,700
Tempur-Pedic International, Inc. *	8,000	245,360
The Ryland Group, Inc.	3,700	60,384
The Timberland Co., Class A *	5,300	93,386
The Warnaco Group, Inc. *	2,500	104,425
Toll Brothers, Inc. *	13,700	237,832
Tupperware Brands Corp.	4,800	189,072
Uniroyal Technology Corp. (a) (c)*	1,100	—
Universal Electronics, Inc. *	5,200	91,312
VF Corp.	13,500	1,070,955
Whirlpool Corp.	6,849	570,522
Wolverine World Wide, Inc.	7,800	223,002

		18,304,061

Consumer Services 2.2%
Ambassadors Group, Inc.	3,400	38,556
Ameristar Casinos, Inc.	6,400	100,992
Apollo Group, Inc., Class A *	14,550	671,191
Bally Technologies, Inc. *	6,000	193,800
Biglari Holdings, Inc. *	79	22,950
Bob Evans Farms, Inc.	2,200	57,684
Boyd Gaming Corp. *	7,800	65,988
Brinker International, Inc.	10,350	162,702
Burger King Holdings, Inc.	13,800	238,464
Career Education Corp. *	8,614	210,440
Carnival Corp.	50,000	1,734,000
CEC Entertainment, Inc. *	2,025	70,328
Chipotle Mexican Grill, Inc. *	2,600	384,540
Choice Hotels International, Inc.	6,800	224,468
Churchill Downs, Inc.	900	32,733
Coinstar, Inc. *	5,000	227,500
Corinthian Colleges, Inc. *	9,200	83,720
CPI Corp.	2,900	72,036
Cracker Barrel Old Country Store, Inc.	3,446	168,785
Darden Restaurants, Inc.	13,300	557,137
DeVry, Inc.	7,800	419,640
DineEquity, Inc. *	3,000	109,380
Domino’s Pizza, Inc. *	5,100	65,229
Dover Downs Gaming & Entertainment, Inc.	4,899	16,363
Dover Motorsports, Inc. *	1,400	2,254
Empire Resorts, Inc. *	3,000	3,810
Gaylord Entertainment Co. *	2,625	76,099
H&R Block, Inc.	36,200	567,616
Hillenbrand, Inc.	5,800	128,122
International Game Technology	29,100	443,484
International Speedway Corp., Class A	3,245	84,046
Interval Leisure Group, Inc. *	6,269	87,202
Isle of Capri Casinos, Inc. *	4,400	36,960
ITT Educational Services, Inc. *	6,000	484,440
Jack in the Box, Inc. *	8,400	173,292
Jackson Hewitt Tax Service, Inc. (d)*	3,000	3,330
Krispy Kreme Doughnuts, Inc. *	2,100	8,274
Lakes Entertainment, Inc. *	1,800	4,536
Landry’s Restaurants, Inc. (d)*	1,800	44,082
Las Vegas Sands Corp. *	40,000	1,074,400
Learning Tree International, Inc. *	1,400	16,240
LIFE TIME FITNESS, Inc. *	2,500	90,900
Luby’s, Inc. *	1,400	7,280
Marriott International, Inc., Class A	37,808	1,282,069
Matthews International Corp., Class A	1,900	68,609
McDonald’s Corp.	135,709	9,462,989
MGM Resorts International *	37,500	407,250
Monarch Casino & Resort, Inc. *	8,000	85,200
MTR Gaming Group, Inc. *	5,300	11,448
Multimedia Games, Inc. *	1,500	6,300
Nobel Learning Communities, Inc. *	500	3,505
O’Charley’s, Inc. *	400	2,788
Orient-Express Hotels Ltd., Class A *	1,600	14,576
P.F. Chang’s China Bistro, Inc.	800	33,120
Panera Bread Co., Class A *	3,800	297,198
Papa John’s International, Inc. *	3,400	86,122
Peet’s Coffee & Tea, Inc. *	1,800	73,134
Penn National Gaming, Inc. *	6,800	186,252
Pinnacle Entertainment, Inc. *	6,800	73,780
Pre-Paid Legal Services, Inc. (d)*	3,600	176,616
Regis Corp.	3,900	59,397
Royal Caribbean Cruises Ltd. *	19,500	562,770
Ruby Tuesday, Inc. *	5,600	57,232
Scientific Games Corp., Class A *	9,500	100,605
Service Corp. International	24,100	205,332
Shuffle Master, Inc. *	2,812	24,717
Sonic Corp. *	7,968	70,118
Sotheby’s	5,438	147,533
Speedway Motorsports, Inc.	4,800	65,856
Starbucks Corp.	77,600	1,928,360
Starwood Hotels & Resorts Worldwide, Inc.	17,730	859,018
Stewart Enterprises, Inc., Class A	10,000	53,700
Strayer Education, Inc. (d)	700	167,580
Texas Roadhouse, Inc. *	5,900	79,532
The Cheesecake Factory, Inc. *	5,887	137,991
Vail Resorts, Inc. *	3,800	143,944
Weight Watchers International, Inc.	8,700	238,293
Wendy’s/Arby’s Group, Inc., Class A	50,775	221,379
WMS Industries, Inc. *	8,250	317,708
Wyndham Worldwide Corp.	16,744	427,474
Wynn Resorts Ltd.	9,000	789,120
Yum! Brands, Inc.	48,000	1,982,400

		30,176,008

Diversified Financials 6.6%
Advance America Cash Advance Centers, Inc.	12,500	49,250
Affiliated Managers Group, Inc. *	4,800	339,984
American Express Co.	117,650	5,251,896
AmeriCredit Corp. *	27,300	658,203
Ameriprise Financial, Inc.	27,530	1,166,997
Asset Acceptance Capital Corp. *	2,500	11,225

6

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ASTA Funding, Inc. (d)	6,000	54,300
Bank of America Corp.	1,087,456	15,267,882
Bank of New York Mellon Corp.	127,734	3,202,291
BGC Partners, Inc., Class A	28,300	153,386
BlackRock, Inc.	4,900	771,701
Calamos Asset Management, Inc., Class A	5,000	52,000
Capital One Financial Corp.	48,710	2,061,894
Cardtronics, Inc. *	3,000	38,850
Cash America International, Inc.	6,500	217,750
Citigroup, Inc. *	2,316,286	9,496,773
CME Group, Inc.	6,330	1,764,804
Cohen & Steers, Inc.	5,400	120,420
CompuCredit Holdings Corp. (d)	8,400	42,588
Cowen Group, Inc., Class A *	6,500	27,040
Credit Acceptance Corp. *	2,400	134,352
Discover Financial Services	60,150	918,490
Dollar Financial Corp. *	6,500	127,465
E*TRADE Financial Corp. *	3,433	50,225
Eaton Vance Corp.	11,600	347,536
Encore Capital Group, Inc. *	2,000	44,000
Evercore Partners, Inc., Class A	6,500	152,620
EZCORP, Inc., Class A *	8,500	169,150
FBR Capital Markets Corp. *	4,000	13,200
Federated Investors, Inc., Class B (d)	9,950	211,139
First Cash Financial Services, Inc. *	3,000	71,940
Franklin Resources, Inc.	20,600	2,071,948
GAMCO Investors, Inc., Class A	3,200	128,768
GFI Group, Inc.	9,900	58,311
Greenhill & Co., Inc.	2,500	170,125
Interactive Brokers Group, Inc., Class A *	3,400	56,270
IntercontinentalExchange, Inc. *	8,100	855,522
International Assets Holding Corp. *	737	12,485
Invesco Ltd.	45,000	879,300
Investment Technology Group, Inc. *	4,750	74,623
Janus Capital Group, Inc.	19,200	201,216
Jefferies Group, Inc.	14,200	350,598
JPMorgan Chase & Co.	436,944	17,600,104
Knight Capital Group, Inc., Class A *	9,700	139,486
LaBranche & Co., Inc. *	5,400	20,466
Legg Mason, Inc.	19,050	550,354
Leucadia National Corp. *	21,908	483,948
MarketAxess Holdings, Inc.	4,000	56,880
MF Global Holdings Ltd. *	14,000	90,020
MicroFinancial, Inc.	1,900	7,600
Moody’s Corp.	26,600	626,430
Morgan Stanley	140,500	3,792,095
MSCI, Inc., Class A *	9,000	290,430
Nelnet, Inc., Class A	7,500	151,200
NewStar Financial, Inc. *	4,000	29,040
Northern Trust Corp.	25,500	1,198,245
NYSE Euronext	22,500	651,825
optionsXpress Holdings, Inc. *	5,300	82,680
Penson Worldwide, Inc. *	8,000	43,040
PHH Corp. *	4,186	83,343
Piper Jaffray Cos., Inc. *	3,950	123,201
Portfolio Recovery Associates, Inc. *	2,000	139,360
Raymond James Financial, Inc.	10,350	276,138
Resource America, Inc., Class A	4,000	17,400
SEI Investments Co.	19,400	372,092
Siebert Financial Corp. *	2,900	6,061
SLM Corp. *	52,300	627,600
State Street Corp.	52,983	2,062,098
Stifel Financial Corp. *	3,000	139,020
SWS Group, Inc.	8,211	71,600
T. Rowe Price Group, Inc.	26,400	1,273,272
TD Ameritrade Holding Corp. *	38,800	610,712
The Charles Schwab Corp. (b)	111,120	1,643,465
The First Marblehead Corp. *	7,500	20,175
The Goldman Sachs Group, Inc.	47,700	7,194,114
The NASDAQ OMX Group, Inc. *	17,100	332,937
The Student Loan Corp.	1,700	42,670
TradeStation Group, Inc. *	4,000	25,560
Virtus Investment Partners, Inc. *	475	12,255
Waddell & Reed Financial, Inc., Class A	7,250	172,767
Westwood Holdings Group, Inc.	4,285	155,246
World Acceptance Corp. *	5,000	207,150

		89,270,596

Energy 9.9%
Abraxas Petroleum Corp. (d)*	8,500	25,075
Adams Resources & Energy, Inc.	1,400	29,400
Alon USA Energy, Inc. (d)	8,700	59,943
Alpha Natural Resources, Inc. *	16,210	621,329
Anadarko Petroleum Corp.	52,660	2,588,766
Apache Corp.	38,072	3,638,922
Apco Oil & Gas International, Inc.	800	21,640
Approach Resources, Inc. *	4,000	26,960
Arch Coal, Inc.	12,500	296,125
Atlas Energy, Inc. *	10,965	324,454
ATP Oil & Gas Corp. (d)*	6,600	69,696
Atwood Oceanics, Inc. *	4,800	130,560
Baker Hughes, Inc.	44,750	2,160,083
Basic Energy Services, Inc. *	3,000	28,110
Berry Petroleum Co., Class A	4,000	119,280
Bill Barrett Corp. *	3,700	130,906
Brigham Exploration Co. *	5,000	86,300
Bristow Group, Inc. *	6,800	227,324
Cabot Oil & Gas Corp.	11,200	341,264
Cal Dive International, Inc. *	9,000	53,280
Callon Petroleum Co. *	5,000	28,850
Cameron International Corp. *	25,547	1,011,406
CARBO Ceramics, Inc.	1,900	152,380
Carrizo Oil & Gas, Inc. *	3,000	58,830
Chesapeake Energy Corp.	66,500	1,398,495
Chevron Corp.	220,339	16,792,035
Cimarex Energy Co.	8,008	551,511
Clayton Williams Energy, Inc. *	2,500	111,275
Clean Energy Fuels Corp. (d)*	4,000	75,520
Cobalt International Energy, Inc. *	7,000	58,520
Complete Production Services, Inc. *	6,100	117,425
Comstock Resources, Inc. *	4,500	113,895
Concho Resources, Inc. *	9,400	563,812
ConocoPhillips	152,323	8,411,276

 7

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CONSOL Energy, Inc.	25,100	940,748
Contango Oil & Gas Co. *	2,000	87,680
Continental Resources, Inc. *	10,000	455,300
CREDO Petroleum Corp. *	6,700	51,322
Crosstex Energy, Inc. *	3,200	24,768
CVR Energy, Inc. *	6,900	55,890
Delek US Holdings, Inc.	7,000	52,500
Delta Petroleum Corp. (d)*	8,600	7,009
Denbury Resources, Inc. *	32,225	510,444
Devon Energy Corp.	46,560	2,909,534
Diamond Offshore Drilling, Inc. (d)	8,200	487,818
Dresser-Rand Group, Inc. *	9,000	334,890
Dril-Quip, Inc. *	3,100	162,068
El Paso Corp.	109,587	1,350,112
ENGlobal Corp. *	4,000	8,920
EOG Resources, Inc.	26,300	2,564,250
EXCO Resources, Inc.	19,000	275,690
Exterran Holdings, Inc. *	7,720	205,892
Exxon Mobil Corp.	559,534	33,392,989
FMC Technologies, Inc. *	13,182	834,157
Forest Oil Corp. *	9,450	270,175
Frontier Oil Corp.	14,400	176,976
General Maritime Corp.	14,720	82,285
Geomet, Inc. *	4,000	4,040
Global Industries Ltd. *	14,400	68,256
Goodrich Petroleum Corp. *	3,500	43,540
Gulf Island Fabrication, Inc.	2,800	50,288
GulfMark Offshore, Inc., Class A *	4,100	120,704
Gulfport Energy Corp. *	5,000	65,300
Halliburton Co.	96,200	2,874,456
Harvest Natural Resources, Inc. *	6,000	49,800
Helix Energy Solutions Group, Inc. *	8,564	80,416
Helmerich & Payne, Inc.	9,600	389,088
Hercules Offshore, Inc. *	7,400	18,796
Hess Corp.	31,200	1,672,008
Holly Corp.	8,000	213,840
Hornbeck Offshore Services, Inc. *	5,000	84,150
Houston American Energy Corp. (d)	4,000	42,920
International Coal Group, Inc. *	12,800	57,600
ION Geophysical Corp. *	7,900	34,681
James River Coal Co. *	5,500	96,305
Key Energy Services, Inc. *	13,300	128,478
Kinder Morgan Management L.L.C. *	—	1
Lufkin Industries, Inc.	7,000	287,770
Marathon Oil Corp.	77,808	2,602,678
Mariner Energy, Inc. *	12,601	301,038
Massey Energy Co.	9,800	299,684
Matrix Service Co. *	8,000	77,520
McMoRan Exploration Co. *	4,500	46,845
Murphy Oil Corp.	21,500	1,177,125
Nabors Industries Ltd. *	31,634	582,382
National Oilwell Varco, Inc.	46,122	1,806,137
Natural Gas Services Group *	7,500	124,125
Newfield Exploration Co. *	14,100	753,786
Newpark Resources, Inc. *	11,500	91,885
Ngas Resources, Inc. (d)*	4,000	4,280
Noble Energy, Inc.	24,218	1,624,059
Occidental Petroleum Corp.	88,620	6,906,157
Oceaneering International, Inc. *	5,200	257,296
Oil States International, Inc. *	6,600	303,204
Overseas Shipholding Group, Inc.	3,700	145,151
OYO Geospace Corp. *	300	16,056
Panhandle Oil & Gas, Inc., Class A	2,000	59,780
Parker Drilling Co. *	18,300	76,494
Patriot Coal Corp. *	9,700	116,982
Patterson-UTI Energy, Inc.	13,200	216,876
Peabody Energy Corp.	31,700	1,431,255
Penn Virginia Corp.	5,000	95,000
Petrohawk Energy Corp. *	32,600	514,102
Petroleum Development Corp. *	4,000	116,560
PetroQuest Energy, Inc. *	4,200	27,888
PHI, Inc. - Non Voting Shares *	4,000	63,560
Pioneer Drilling Co. *	9,200	60,904
Pioneer Natural Resources Co.	13,133	760,663
Plains Exploration & Production Co. *	9,765	220,201
Pride International, Inc. *	15,700	373,503
QEP Resources, Inc. *	19,200	660,864
Quicksilver Resources, Inc. *	14,900	187,591
Range Resources Corp.	14,100	523,392
REX American Resources Corp. *	1,875	30,094
Rex Energy Corp. *	8,000	84,800
Rosetta Resources, Inc. *	6,600	145,662
Rowan Cos., Inc. *	11,400	287,964
RPC, Inc.	11,475	191,403
SandRidge Energy, Inc. *	33,831	199,603
Schlumberger Ltd.	132,000	7,875,120
SEACOR Holdings, Inc. *	1,250	103,525
Seahawk Drilling, Inc. *	1,046	10,387
Ship Finance International Ltd.	6,100	116,266
SM Energy Co.	7,400	306,508
Smith International, Inc.	26,932	1,117,139
Southern Union Co.	12,874	290,566
Southwestern Energy Co. *	38,000	1,385,100
Spectra Energy Corp.	72,678	1,510,976
Stone Energy Corp. *	4,383	51,544
Sunoco, Inc.	14,000	499,380
Superior Energy Services, Inc. *	9,900	225,621
Swift Energy Co. *	2,500	64,825
T-3 Energy Services, Inc. *	5,000	126,800
Teekay Corp.	6,000	165,720
Tesoro Corp.	14,600	188,486
TETRA Technologies, Inc. *	8,300	86,486
The Williams Cos., Inc.	67,360	1,307,458
Tidewater, Inc.	7,700	315,546
Trico Marine Services, Inc. (d)*	5,000	3,900
Ultra Petroleum Corp. *	13,000	550,810
Union Drilling, Inc. *	2,500	14,825
Unit Corp. *	4,400	179,960
USEC, Inc. *	14,300	79,079
VAALCO Energy, Inc. *	9,000	53,730
Valero Energy Corp.	65,980	1,121,000
Verenium Corp. *	91	227
W&T Offshore, Inc.	7,500	69,075
Warren Resources, Inc. *	5,000	15,700
Western Refining, Inc. (d)*	5,600	29,680
Westmoreland Coal Co. *	6,500	55,250
Whiting Petroleum Corp. *	5,400	475,254

8

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
World Fuel Services Corp.	8,200	213,610

		134,222,603

Food & Staples Retailing 2.1%
Arden Group, Inc., Class A	600	55,464
BJ’s Wholesale Club, Inc. *	6,100	277,855
Casey’s General Stores, Inc. (d)	5,100	195,075
Costco Wholesale Corp.	48,600	2,756,106
CVS Caremark Corp.	150,640	4,623,142
Ingles Markets, Inc., Class A	300	4,878
Nash Finch Co.	1,700	66,844
PriceSmart, Inc.	500	14,000
Rite Aid Corp. *	75,000	74,175
Ruddick Corp.	3,100	109,895
Safeway, Inc.	38,900	799,006
Spartan Stores, Inc.	500	7,180
SUPERVALU, Inc.	24,332	274,465
Sysco Corp.	56,136	1,738,532
The Andersons, Inc.	1,000	34,370
The Great Atlantic & Pacific Tea Co., Inc. (d)*	2,705	9,359
The Kroger Co.	66,800	1,414,824
The Pantry, Inc. *	1,000	18,000
United Natural Foods, Inc. *	2,600	87,698
Wal-Mart Stores, Inc.	249,100	12,751,429
Walgreen Co.	107,400	3,066,270
Weis Markets, Inc.	1,700	60,945
Whole Foods Market, Inc. *	13,900	527,783
Winn-Dixie Stores, Inc. *	5,000	49,050

		29,016,345

Food, Beverage & Tobacco 5.3%
Alliance One International, Inc. *	10,800	40,716
Altria Group, Inc.	228,800	5,070,208
Archer-Daniels-Midland Co.	62,958	1,722,531
Bridgford Foods Corp.	300	4,371
Brown-Forman Corp., Class B	12,390	783,172
Bunge Ltd.	8,000	397,200
Campbell Soup Co.	20,400	732,360
Chiquita Brands International, Inc. *	6,200	91,016
Coca-Cola Bottling Co.	3,400	175,440
Coca-Cola Enterprises, Inc.	44,000	1,262,800
ConAgra Foods, Inc.	48,293	1,133,920
Constellation Brands, Inc., Class A *	21,100	359,966
Corn Products International, Inc.	8,800	293,392
Darling International, Inc. *	8,500	69,360
Dean Foods Co. *	19,113	219,035
Del Monte Foods Co.	19,031	264,150
Diamond Foods, Inc.	3,000	133,620
Dr Pepper Snapple Group, Inc.	25,500	957,525
Flowers Foods, Inc.	7,158	173,438
Fresh Del Monte Produce, Inc. *	4,200	87,528
General Mills, Inc.	68,600	2,346,120
Green Mountain Coffee Roasters, Inc. *	12,150	374,098
Griffin Land & Nurseries, Inc.	300	9,045
H.J. Heinz Co.	33,900	1,507,872
Hansen Natural Corp. *	10,000	418,900
Harbinger Group, Inc. *	8,000	51,200
Hormel Foods Corp.	11,500	493,580
J & J Snack Foods Corp.	6,400	266,944
John B. Sanfilippo & Son, Inc. *	5,000	70,200
Kellogg Co.	29,400	1,471,470
Kraft Foods, Inc., Class A	172,513	5,039,105
Lancaster Colony Corp.	3,400	176,528
Lance, Inc.	2,900	61,277
Lorillard, Inc.	19,548	1,490,340
McCormick & Co., Inc. - Non Voting Shares	14,300	562,419
Mead Johnson Nutrition Co.	17,000	903,380
Molson Coors Brewing Co., Class B	17,000	765,170
National Beverage Corp.	4,500	63,990
PepsiCo, Inc.	174,858	11,350,033
Philip Morris International, Inc.	208,800	10,657,152
Ralcorp Holdings, Inc. *	6,700	391,280
Reynolds American, Inc.	22,664	1,310,432
Rocky Mountain Chocolate Factory, Inc.	2,427	23,008
Sanderson Farms, Inc.	1,750	81,813
Sara Lee Corp.	72,378	1,070,471
Smithfield Foods, Inc. *	16,800	239,400
Tasty Baking Co.	500	3,315
The Boston Beer Co., Inc., Class A *	2,500	173,400
The Coca-Cola Co.	231,200	12,741,432
The Hain Celestial Group, Inc. *	4,406	92,790
The Hershey Co.	19,400	911,800
The J.M. Smucker Co.	15,246	936,562
Tootsie Roll Industries, Inc.	2,689	67,843
TreeHouse Foods, Inc. *	1,722	82,122
Tyson Foods, Inc., Class A	33,340	583,783
Universal Corp.	4,800	212,880
Vector Group Ltd. (d)	4,321	81,883

		71,054,785

Health Care Equipment & Services 4.2%
ABIOMED, Inc. *	800	8,872
Aetna, Inc.	59,200	1,648,720
Alere, Inc. *	9,441	265,575
Align Technology, Inc. *	8,700	150,945
Alliance HealthCare Services, Inc. *	1,800	7,560
Allscripts-Misys Healthcare Solutions, Inc. *	6,400	106,816
Amedisys, Inc. (d)*	3,334	87,584
America Service Group, Inc.	3,550	62,622
American Medical Systems Holdings, Inc. *	7,800	174,408
AMERIGROUP Corp. *	4,300	153,768
AmerisourceBergen Corp.	41,296	1,237,641
AMN Healthcare Services, Inc. *	7,110	42,802
AmSurg Corp. *	2,300	42,136
Analogic Corp.	1,400	63,658
ArthroCare Corp. *	3,000	80,340
athenahealth, Inc. (d)*	4,000	111,080
Baxter International, Inc.	62,918	2,753,921
Beckman Coulter, Inc.	8,100	371,223
Becton Dickinson & Co.	24,300	1,671,840

 9

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
BioScrip, Inc. *	2,172	9,231
Boston Scientific Corp. *	154,068	862,781
Brookdale Senior Living, Inc. *	5,300	75,154
C.R. Bard, Inc.	11,000	863,830
Cantel Medical Corp.	3,571	56,707
Cardinal Health, Inc.	36,160	1,166,883
CareFusion Corp. *	21,080	444,156
Catalyst Health Solutions, Inc. *	4,900	169,442
Centene Corp. *	4,000	85,240
Cerner Corp. *	8,400	650,580
Chemed Corp.	3,900	206,388
Chindex International, Inc. *	3,300	46,233
CIGNA Corp.	38,400	1,181,184
Community Health Systems, Inc. *	10,100	327,543
CONMED Corp. *	4,200	80,766
CorVel Corp. *	2,850	113,401
Coventry Health Care, Inc. *	23,937	474,671
Cross Country Healthcare, Inc. *	7,100	63,048
CryoLife, Inc. *	4,250	22,780
Cyberonics, Inc. *	4,200	100,044
DaVita, Inc. *	11,250	644,850
DENTSPLY International, Inc.	16,100	483,322
Eclipsys Corp. *	6,300	124,173
Edwards Lifesciences Corp. *	13,800	797,640
Emdeon, Inc., Class A *	5,000	62,500
Express Scripts, Inc. *	56,400	2,548,152
Five Star Quality Care, Inc. *	135	493
Gen-Probe, Inc. *	6,400	287,808
Gentiva Health Services, Inc. *	3,250	67,048
Greatbatch, Inc. *	4,100	92,578
Haemonetics Corp. *	3,700	204,425
Hanger Orthopedic Group, Inc. *	5,400	92,610
Health Management Associates, Inc., Class A *	24,900	178,284
Health Net, Inc. *	11,100	261,405
HEALTHSOUTH Corp. *	20,000	370,200
Healthspring, Inc. *	4,600	86,480
Healthways, Inc. *	3,100	44,144
Henry Schein, Inc. *	10,600	556,394
Hill-Rom Holdings, Inc.	5,800	191,632
Hologic, Inc. *	29,512	417,300
Hospira, Inc. *	17,070	889,347
Humana, Inc. *	18,900	888,678
ICU Medical, Inc. *	550	20,466
IDEXX Laboratories, Inc. *	5,000	293,700
Immucor, Inc. *	6,795	130,600
Integra LifeSciences Holdings *	3,100	112,003
Intuitive Surgical, Inc. *	5,050	1,658,268
Invacare Corp.	4,000	95,320
inVentiv Health, Inc. *	4,733	122,774
Kindred Healthcare, Inc. *	4,624	61,499
Kinetic Concepts, Inc. *	5,600	198,856
Laboratory Corp. of America Holdings *	12,800	934,144
Landauer, Inc.	1,100	69,047
LCA-Vision, Inc. *	2,500	12,975
LifePoint Hospitals, Inc. *	6,707	207,313
Lincare Holdings, Inc.	10,650	253,044
Magellan Health Services, Inc. *	3,007	126,565
McKesson Corp.	28,500	1,790,370
MedAssets, Inc. *	6,000	140,460
MedCath Corp. *	4,500	39,870
Medco Health Solutions, Inc. *	50,066	2,403,168
Medical Action Industries, Inc. *	6,250	85,625
MEDNAX, Inc. *	6,000	282,900
Medtronic, Inc.	119,874	4,431,742
Meridian Bioscience, Inc.	11,250	216,112
Merit Medical Systems, Inc. *	2,222	37,596
Molina Healthcare, Inc. *	2,500	74,525
National Healthcare Corp.	2,100	73,332
Neogen Corp. *	1,405	41,953
NuVasive, Inc. *	10,000	327,700
Odyssey HealthCare, Inc. *	2,250	60,210
Omnicare, Inc.	13,000	320,190
OraSure Technologies, Inc. *	1,500	7,110
Owens & Minor, Inc.	7,500	203,925
Patterson Cos., Inc.	10,600	282,808
PDI, Inc. *	2,900	23,287
PharMerica Corp. *	3,413	44,574
Phase Forward, Inc. *	4,000	67,200
PSS World Medical, Inc. *	5,800	109,156
Psychiatric Solutions, Inc. *	4,400	145,816
Quality Systems, Inc.	2,000	109,840
Quest Diagnostics, Inc.	19,820	931,342
RehabCare Group, Inc. *	4,000	84,760
Res-Care, Inc. *	4,500	44,190
ResMed, Inc. *	9,000	591,210
RTI Biologics, Inc. *	1,700	4,913
SonoSite, Inc. *	2,800	81,900
St. Jude Medical, Inc. *	35,800	1,316,366
STERIS Corp.	6,100	193,919
Stryker Corp.	37,100	1,727,747
Sunrise Senior Living, Inc. *	3,400	10,166
Teleflex, Inc.	4,300	243,681
Tenet Healthcare Corp. *	50,150	230,690
The Cooper Cos., Inc.	5,781	224,650
Thoratec Corp. *	5,636	207,292
U.S. Physical Therapy, Inc. *	3,500	63,665
UnitedHealth Group, Inc.	126,080	3,839,136
Universal American Financial Corp. *	4,000	66,960
Universal Health Services, Inc., Class B	12,000	431,640
Utah Medical Products, Inc.	2,500	62,150
Varian Medical Systems, Inc. *	11,900	656,880
VCA Antech, Inc. *	9,900	206,316
Volcano Corp. *	4,500	99,315
WellCare Health Plans, Inc. *	3,200	82,528
WellPoint, Inc. *	57,723	2,927,711
West Pharmaceutical Services, Inc.	4,600	167,164
Wright Medical Group, Inc. *	4,200	65,562
Young Innovations, Inc.	2,000	53,400
Zimmer Holdings, Inc. *	23,300	1,234,667
Zoll Medical Corp. *	3,000	79,380

		56,876,379

Household & Personal Products 2.4%
Alberto-Culver Co.	9,450	276,602
Avon Products, Inc.	44,000	1,369,720
Cellu Tissue Holdings, Inc. *	3,500	29,960
Central Garden & Pet Co., Class A *	6,200	62,682

10

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Church & Dwight Co., Inc.	7,950	526,846
Colgate-Palmolive Co.	52,500	4,146,450
Elizabeth Arden, Inc. *	3,500	54,355
Energizer Holdings, Inc. *	6,333	389,606
Herbalife Ltd.	5,800	287,912
Inter Parfums, Inc.	4,013	70,027
Kimberly-Clark Corp.	43,639	2,798,133
Medifast, Inc. (d)*	3,500	105,840
NBTY, Inc. *	5,400	291,006
Nu Skin Enterprises, Inc., Class A	6,500	185,120
Nutraceutical International Corp. *	5,000	78,750
Oil-Dri Corp. of America	500	10,940
Orchids Paper Products Co. *	2,500	36,125
Prestige Brands Holdings, Inc. *	3,500	28,770
Revlon, Inc., Class A *	3,500	43,890
Schiff Nutrition International, Inc.	3,500	28,175
The Clorox Co.	14,700	953,736
The Estee Lauder Cos., Inc., Class A	12,800	796,800
The Female Health Co.	3,500	17,780
The Procter & Gamble Co.	316,215	19,339,709
USANA Health Sciences, Inc. *	3,500	146,650
WD-40 Co.	1,600	58,176

		32,133,760

Insurance 4.1%
21st Century Holding Co.	1,500	5,730
Aflac, Inc.	50,600	2,489,014
Alleghany Corp. *	236	70,852
Allied World Assurance Co. Holdings Ltd.	4,900	244,118
American Financial Group, Inc.	10,750	316,803
American International Group, Inc. *	5,596	215,278
American National Insurance Co.	1,300	101,764
American Physicians Capital, Inc.	4,999	204,709
AmTrust Financial Services, Inc.	7,500	96,225
Aon Corp.	25,500	960,585
Arch Capital Group Ltd. *	6,900	539,994
Argo Group International Holdings Ltd.	4,556	141,874
Arthur J. Gallagher & Co.	6,800	172,856
Aspen Insurance Holdings Ltd.	7,000	191,450
Assurant, Inc.	11,500	428,835
Assured Guaranty Ltd.	12,000	188,400
Axis Capital Holdings Ltd.	15,200	473,784
Baldwin & Lyons, Inc., Class B	750	16,755
Berkshire Hathaway, Inc., Class B *	214,774	16,778,145
Brown & Brown, Inc.	14,000	280,280
Cincinnati Financial Corp.	16,450	453,198
Citizens, Inc. *	5,000	33,400
CNA Financial Corp. *	23,900	670,634
CNA Surety Corp. *	4,700	81,075
CNO Financial Group, Inc. *	16,000	85,920
Crawford & Co., Class B *	1,600	5,456
Delphi Financial Group, Inc., Class A	6,772	175,733
Eastern Insurance Holdings, Inc.	2,500	28,700
EMC Insurance Group, Inc.	1,200	26,832
Employers Holdings, Inc.	4,200	65,268
Endurance Specialty Holdings Ltd.	5,000	192,950
Erie Indemnity Co., Class A	5,500	269,665
Everest Re Group Ltd.	5,900	457,958
FBL Financial Group, Inc., Class A	5,090	115,492
Fidelity National Financial, Inc., Class A	24,827	366,695
First American Financial Corp.	7,800	115,050
Flagstone Reinsurance Holdings S.A.	7,500	82,800
FPIC Insurance Group, Inc. *	600	17,730
Genworth Financial, Inc., Class A *	44,500	604,310
Greenlight Capital Re Ltd., Class A *	3,000	77,370
Hanover Insurance Group, Inc.	4,900	214,767
Harleysville Group, Inc.	1,800	56,664
HCC Insurance Holdings, Inc.	10,950	286,014
Hilltop Holdings, Inc. *	3,726	38,713
Horace Mann Educators Corp.	4,300	72,326
Independence Holding Co.	2,700	17,307
Infinity Property & Casualty Corp.	2,500	120,100
Lincoln National Corp.	31,926	831,353
Loews Corp.	39,645	1,472,812
Markel Corp. *	1,100	371,800
Marsh & McLennan Cos., Inc.	56,500	1,328,880
MBIA, Inc. *	25,250	219,170
Mercury General Corp.	5,400	232,902
MetLife, Inc.	72,000	3,028,320
Montpelier Re Holdings Ltd.	8,100	131,706
National Financial Partners Corp. *	2,500	26,825
National Western Life Insurance Co., Class A	300	46,248
NYMAGIC, Inc.	2,100	53,550
Old Republic International Corp.	20,437	255,667
OneBeacon Insurance Group Ltd., Class A	8,200	130,298
PartnerRe Ltd.	6,900	499,353
Platinum Underwriters Holdings Ltd.	4,500	175,860
PMA Capital Corp., Class A *	700	4,697
Presidential Life Corp.	1,000	9,810
Principal Financial Group, Inc.	28,400	727,324
ProAssurance Corp. *	1,670	99,382
Protective Life Corp.	8,500	191,165
Prudential Financial, Inc.	50,000	2,864,500
Reinsurance Group of America, Inc.	7,100	340,658
RenaissanceRe Holdings Ltd.	5,800	331,876
RLI Corp.	2,800	155,372
Safety Insurance Group, Inc.	1,000	39,200
Selective Insurance Group, Inc.	5,400	84,024
StanCorp Financial Group, Inc.	5,000	188,450
State Auto Financial Corp.	3,800	59,774
Stewart Information Services Corp.	1,400	13,986
The Allstate Corp.	58,874	1,662,602
The Chubb Corp.	37,094	1,952,257
The Hartford Financial Services Group, Inc.	39,400	922,354

 11

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Navigators Group, Inc. *	1,500	63,945
The Phoenix Cos., Inc. *	9,500	22,800
The Progressive Corp.	85,200	1,673,328
The Travelers Cos., Inc.	59,550	3,004,297
Torchmark Corp.	10,600	562,542
Tower Group, Inc.	4,000	86,200
Transatlantic Holdings, Inc.	6,437	307,753
United Fire & Casualty Co.	5,000	107,200
Unitrin, Inc.	5,600	155,624
Unum Group	36,914	842,377
Validus Holdings Ltd.	11,363	282,257
W. R. Berkley Corp.	22,950	619,879
Wesco Financial Corp.	200	67,780
White Mountains Insurance Group Ltd.	200	62,810
XL Group plc	30,200	535,446

		55,495,991

Materials 3.9%
A. Schulman, Inc.	2,300	45,057
A.M. Castle & Co. *	4,000	59,080
AEP Industries, Inc. *	1,900	54,910
Air Products & Chemicals, Inc.	22,700	1,647,566
Airgas, Inc.	7,500	489,675
AK Steel Holding Corp.	11,527	161,263
Albemarle Corp.	9,000	392,580
Alcoa, Inc.	101,664	1,135,587
Allegheny Technologies, Inc.	10,700	509,427
AMCOL International Corp.	3,000	89,880
AptarGroup, Inc.	6,900	297,183
Arch Chemicals, Inc.	2,700	92,529
Ashland, Inc.	14,523	738,494
Balchem Corp.	3,000	79,350
Ball Corp.	10,700	623,168
Bemis Co., Inc.	10,900	326,564
Brush Engineered Materials, Inc. *	4,000	95,400
Buckeye Technologies, Inc. *	7,700	87,395
Cabot Corp.	13,200	389,400
Calgon Carbon Corp. *	7,000	92,680
Carpenter Technology Corp.	5,000	174,750
Celanese Corp., Series A	18,500	519,665
Century Aluminum Co. *	7,100	74,053
CF Industries Holdings, Inc.	8,400	681,996
Chase Corp.	200	2,812
Clearwater Paper Corp. *	786	48,441
Cliffs Natural Resources, Inc.	13,300	752,381
Commercial Metals Co.	9,000	129,510
Compass Minerals International, Inc.	5,000	353,450
Crown Holdings, Inc. *	16,900	470,327
Cytec Industries, Inc.	6,600	329,472
Deltic Timber Corp.	700	32,046
Domtar Corp.	3,250	190,125
E.I. du Pont de Nemours & Co.	98,695	4,013,926
Eagle Materials, Inc.	4,143	101,338
Eastman Chemical Co.	8,100	507,384
Ecolab, Inc.	21,500	1,051,565
Ferro Corp. *	8,200	87,494
FMC Corp.	9,200	574,908
Freeport-McMoRan Copper & Gold, Inc.	46,622	3,335,338
Greif, Inc., Class A	7,400	441,262
H.B. Fuller Co.	6,500	132,860
Hawkins, Inc. (d)	1,900	61,674
Headwaters, Inc. *	7,500	25,950
Hecla Mining Co. *	17,000	83,980
Horsehead Holding Corp. *	4,000	30,640
Huntsman Corp.	21,500	225,105
Innophos Holdings, Inc.	6,500	190,515
International Flavors & Fragrances, Inc.	7,400	335,812
International Paper Co.	45,304	1,096,357
Intrepid Potash, Inc. *	6,500	157,300
Koppers Holdings, Inc.	2,500	62,100
Kronos Worldwide, Inc. *	6,060	141,259
Landec Corp. *	6,500	41,925
Louisiana-Pacific Corp. *	8,300	60,424
Martin Marietta Materials, Inc.	4,200	358,680
Material Sciences Corp. *	8,000	35,600
MeadWestvaco Corp.	19,974	478,577
Minerals Technologies, Inc.	3,100	161,727
Mod-Pac Corp. *	500	2,090
Monsanto Co.	58,290	3,371,493
Myers Industries, Inc.	8,080	63,913
Nalco Holding Co.	13,600	331,704
Neenah Paper, Inc.	1,231	22,084
NewMarket Corp.	2,000	214,380
Newmont Mining Corp.	51,251	2,864,931
NL Industries, Inc.	7,800	65,988
Nucor Corp.	27,000	1,056,780
Olin Corp.	7,320	148,596
OM Group, Inc. *	2,400	64,800
Omnova Solutions, Inc. *	3,400	26,520
Owens-Illinois, Inc. *	17,700	489,405
P.H. Glatfelter Co.	4,000	45,720
Packaging Corp. of America	11,000	264,000
Pactiv Corp. *	14,400	438,048
Penford Corp. *	5,200	28,808
PolyOne Corp. *	15,200	156,712
PPG Industries, Inc.	17,400	1,208,778
Praxair, Inc.	33,700	2,925,834
Reliance Steel & Aluminum Co.	8,500	333,880
Rock-Tenn Co., Class A	4,500	239,490
Rockwood Holdings, Inc. *	5,900	172,339
Royal Gold, Inc.	5,200	229,476
RPM International, Inc.	12,600	236,502
RTI International Metals, Inc. *	4,500	127,710
Schnitzer Steel Industries, Inc., Class A	1,650	75,603
Schweitzer-Mauduit International, Inc.	3,300	174,669
Sealed Air Corp.	16,500	356,895
Sensient Technologies Corp.	4,800	141,408
Sigma-Aldrich Corp.	12,600	706,860
Silgan Holdings, Inc.	11,600	329,672
Sonoco Products Co.	10,500	343,350
Southern Copper Corp.	23,400	734,994
Spartech Corp. *	8,200	85,772
Steel Dynamics, Inc.	23,500	336,520
Stepan Co.	1,200	79,212
Stillwater Mining Co. *	11,233	154,678
Temple-Inland, Inc.	11,800	236,708
Texas Industries, Inc.	4,000	132,800

12

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Dow Chemical Co.	124,266	3,396,190
The Lubrizol Corp.	7,400	691,826
The Mosaic Co.	16,500	786,225
The Scotts Miracle-Gro Co., Class A	5,600	270,200
The Sherwin-Williams Co.	13,000	898,950
The Valspar Corp.	10,400	326,664
Titanium Metals Corp. *	16,307	361,037
United States Steel Corp. (d)	14,900	660,517
Valhi, Inc.	9,600	134,112
Vulcan Materials Co.	7,592	343,462
Walter Energy, Inc.	4,900	349,370
Wausau Paper Corp. *	8,700	59,421
Westlake Chemical Corp.	5,100	126,174
Weyerhaeuser Co.	18,250	296,015
Worthington Industries, Inc.	7,200	103,176
Zep, Inc.	6,600	125,664

		52,908,041

Media 3.0%
4Kids Entertainment, Inc. *	4,000	2,880
AH Belo Corp., Class A *	1,880	14,551
Alloy, Inc. *	3,500	33,215
Arbitron, Inc.	2,120	61,268
Ascent Media Corp., Class A *	1,116	31,025
Belo Corp., Class A *	9,400	56,870
Cablevision Systems Corp., Class A	21,100	578,351
Carmike Cinemas, Inc. *	2,500	18,275
CBS Corp., Class B - Non Voting Shares	72,006	1,064,249
CKX, Inc. *	7,300	38,252
Clear Channel Outdoor Holdings, Inc., Class A *	28,700	315,987
Comcast Corp., Class A	227,004	4,419,768
Comcast Corp., Special Class A	64,200	1,185,132
Crown Media Holdings, Inc., Class A (d)*	6,000	12,240
Cumulus Media Inc., Class A *	4,351	13,184
DIRECTV, Class A *	114,626	4,259,502
Discovery Communications, Inc., Class A *	36,561	1,411,620
DISH Network Corp., Class A	25,700	516,056
DreamWorks Animation SKG, Inc., Class A *	8,200	255,512
Entercom Communications Corp., Class A *	3,000	25,140
Gannett Co., Inc.	19,500	257,010
Harte-Hanks, Inc.	8,100	91,368
John Wiley & Sons, Inc., Class A	6,300	248,094
Journal Communications, Inc., Class A *	7,500	35,700
Lamar Advertising Co., Class A *	9,200	251,620
Liberty Global, Inc., Series A *	37,575	1,099,069
Liberty Media Corp - Capital, Series A *	11,161	520,549
Liberty Media-Starz, Series A *	4,464	245,029
Live Nation Entertainment, Inc. *	15,457	142,668
Madison Square Garden, Inc. *	5,275	101,491
Martha Stewart Living Omnimedia, Inc., Class A (d)*	3,900	19,695
Media General, Inc., Class A *	2,000	20,660
Mediacom Communications Corp., Class A *	7,600	55,784
Meredith Corp.	3,800	120,650
Morningstar, Inc. *	3,200	144,032
News Corp., Class A	253,950	3,314,047
Omnicom Group, Inc.	33,600	1,251,936
Playboy Enterprises, Inc., Class B *	4,500	24,345
Regal Entertainment Group, Class A	12,100	161,535
Salem Communications Corp., Class A *	900	3,069
Scholastic Corp.	2,200	55,726
Scripps Networks Interactive, Class A	12,000	511,560
Sinclair Broadcast Group, Inc., Class A *	7,300	44,092
The E.W. Scripps Co., Class A *	4,000	31,440
The Interpublic Group of Cos., Inc. *	53,337	487,500
The McGraw-Hill Cos., Inc.	34,600	1,061,874
The New York Times Co., Class A *	13,200	115,368
The Walt Disney Co.	197,893	6,667,015
The Washington Post Co., Class B	600	252,294
Time Warner Cable, Inc.	42,711	2,441,788
Time Warner, Inc.	127,350	4,006,431
Valassis Communications, Inc. *	3,700	127,909
Value Line, Inc.	300	4,170
Viacom Inc., Class B	56,606	1,870,262
Virgin Media, Inc.	31,000	667,430
Warner Music Group Corp. *	11,700	54,873
World Wrestling Entertainment, Inc., Class A	4,900	78,596

		40,899,756

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
Abbott Laboratories	166,905	8,191,697
Abraxis BioScience *	2,500	188,225
Accelrys, Inc. *	10,764	75,886
Acorda Therapeutics, Inc. *	5,000	161,700
Acura Pharmaceuticals, Inc. (d)*	4,500	12,645
Adolor Corp. *	8,700	9,657
Affymax, Inc. *	2,900	18,647
Affymetrix, Inc. *	8,900	43,521
Albany Molecular Research, Inc. *	5,600	36,400
Alexion Pharmaceuticals, Inc. *	9,200	500,112
Alkermes, Inc. *	8,500	109,650
Allergan, Inc.	34,968	2,135,146
Allos Therapeutics, Inc. *	6,000	28,920
Alnylam Pharmaceuticals, Inc. *	7,400	113,590
AMAG Pharmaceuticals, Inc. *	3,000	94,440
Amgen, Inc. *	109,268	5,958,384
Amicus Therapeutics, Inc. *	500	1,265
Amylin Pharmaceuticals, Inc. *	15,400	291,368
Arena Pharmaceuticals, Inc. (d)*	6,300	50,085
ArQule, Inc. *	8,800	37,576
Auxilium Pharmaceuticals, Inc. *	5,000	112,800

 13

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bio-Rad Laboratories, Inc., Class A *	3,000	266,400
BioCryst Pharmaceuticals, Inc. *	4,900	29,253
Biogen Idec, Inc. *	31,125	1,739,265
BioMarin Pharmaceuticals, Inc. *	10,300	225,055
Bristol-Myers Squibb Co.	209,450	5,219,494
Bruker Corp. *	14,600	192,282
Caliper Life Sciences, Inc. *	7,700	30,184
Cambrex Corp. *	16,400	58,220
Caraco Pharmaceutical Laboratories Ltd. *	5,000	30,200
Celera Corp. *	9,600	64,224
Celgene Corp. *	50,791	2,801,124
Cell Therapeutics, Inc. *	62,000	24,304
Cephalon, Inc. *	9,000	510,750
Cepheid, Inc. *	5,000	82,750
Charles River Laboratories International, Inc. *	6,416	199,409
Clinical Data, Inc. *	3,175	44,260
Combinatorx, Inc. (d)*	10,500	16,275
Covance, Inc. *	5,800	224,808
Cubist Pharmaceuticals, Inc. *	8,900	192,062
Cypress Bioscience, Inc. *	7,500	27,375
Dendreon Corp. *	14,900	490,359
Dionex Corp. *	5,200	392,600
Durect Corp. *	8,000	19,520
Dyax Corp. *	7,000	16,800
Eli Lilly & Co.	106,400	3,787,840
Emergent Biosolutions, Inc. *	4,000	74,280
Endo Pharmaceuticals Holdings, Inc. *	10,500	252,105
Enzo Biochem, Inc. *	9,281	42,693
Enzon Pharmaceuticals, Inc. *	8,900	97,366
eResearch Technology, Inc. *	9,125	73,913
Exelixis, Inc. *	11,300	35,256
Forest Laboratories, Inc. *	31,300	868,575
Furiex Pharmaceuticals, Inc. *	1,000	11,710
Genomic Health, Inc. *	5,000	64,450
Genzyme Corp. *	28,132	1,956,862
Geron Corp. (d)*	11,500	64,745
Gilead Sciences, Inc. *	99,640	3,320,005
GTX, Inc. (d)*	3,000	10,170
Halozyme Therapeutics, Inc. *	9,000	64,530
Harvard Bioscience, Inc. *	6,500	23,465
Human Genome Sciences, Inc. *	20,100	521,394
Illumina, Inc. *	12,200	546,926
ImmunoGen, Inc. *	1,500	14,145
Impax Laboratories, Inc. *	5,500	90,145
Incyte Corp. *	12,100	157,542
Inspire Pharmaceuticals, Inc. *	7,800	39,390
InterMune, Inc. *	4,600	44,896
Isis Pharmaceuticals, Inc. *	10,300	101,867
Johnson & Johnson	303,670	17,640,190
Kendle International, Inc. *	2,700	33,237
King Pharmaceuticals, Inc. *	25,616	224,396
Lexicon Pharmaceuticals, Inc. *	6,900	10,419
Life Technologies Corp. *	20,862	896,857
Ligand Pharmaceuticals, Inc., Class B *	2,689	4,437
Luminex Corp. *	7,800	126,984
MannKind Corp. (d)*	7,000	48,370
MAP Pharmaceuticals, Inc. *	4,000	53,600
Martek Biosciences Corp. *	3,000	62,070
Matrixx Initiatives, Inc. *	2,700	12,744
Maxygen, Inc. *	10,000	62,100
Medicis Pharmaceutical Corp., Class A	5,900	149,565
Medivation, Inc. *	5,000	47,550
Merck & Co., Inc.	340,970	11,749,826
Mettler-Toledo International, Inc. *	3,200	373,760
Momenta Pharmaceuticals, Inc. *	4,000	85,360
Mylan, Inc. *	32,000	556,800
Myriad Genetics, Inc. *	14,800	214,748
Myriad Pharmaceuticals, Inc. *	7,200	27,576
Nabi Biopharmaceuticals *	6,300	36,036
Nektar Therapeutics *	8,400	109,704
Neurocrine Biosciences, Inc. *	6,900	39,192
NPS Pharmacuticals, Inc. *	4,500	31,140
Onyx Pharmaceuticals, Inc. *	7,500	195,000
Pain Therapeutics, Inc. *	7,400	43,290
Par Pharmaceutical Cos., Inc. *	5,900	155,760
PAREXEL International Corp. *	7,800	160,134
PDL BioPharma, Inc.	9,500	59,090
PerkinElmer, Inc.	11,477	223,342
Perrigo Co.	10,300	576,903
Pfizer, Inc.	880,801	13,212,015
Pharmaceutical Product Development, Inc.	12,000	291,120
Pharmasset, Inc. *	3,000	81,030
POZEN, Inc. *	4,800	38,304
Regeneron Pharmaceuticals, Inc. *	9,200	222,548
Salix Pharmaceuticals Ltd. *	7,000	296,870
Sangamo BioSciences, Inc. *	4,700	17,719
Savient Pharmaceuticals, Inc. *	6,800	93,160
Seattle Genetics, Inc. *	8,500	103,530
Sucampo Pharmaceuticals, Inc., Class A *	6,500	23,985
SuperGen, Inc. *	5,900	11,918
Synta Pharmaceuticals Corp. *	8,500	27,285
Talecris Biotherapeutics Holdings Corp. *	7,000	154,210
Techne Corp.	3,800	221,920
The Medicines Co. *	8,300	76,443
Theravance, Inc. *	5,700	84,417
Thermo Fisher Scientific, Inc. *	43,602	1,955,986
United Therapeutics Corp. *	6,000	293,340
Valeant Pharmaceuticals International *	7,900	444,928
Vertex Pharmaceuticals, Inc. *	18,644	627,557
Vical, Inc. *	6,600	21,846
ViroPharma, Inc. *	10,000	131,700
VIVUS, Inc. *	8,500	48,110
Waters Corp. *	10,700	686,512
Watson Pharmaceuticals, Inc. *	10,732	434,646
XenoPort, Inc. *	2,500	15,350
ZymoGenetics, Inc. *	8,500	34,765

		96,994,351

Real Estate 2.6%
Acadia Realty Trust	3,000	55,620
Alexander’s, Inc.	700	233,919

14

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Alexandria Real Estate Equities, Inc.	5,500	388,025
AMB Property Corp.	18,700	466,752
American Campus Communities, Inc.	4,500	130,275
American Capital Agency Corp.	6,200	170,624
American Realty Investors, Inc. (d)*	1,537	12,342
Annaly Capital Management, Inc.	61,600	1,071,840
Anworth Mortgage Asset Corp.	24,200	168,674
Apartment Investment & Management Co., Class A	13,711	294,375
Ashford Hospitality Trust *	3,000	26,370
AvalonBay Communities, Inc.	8,892	934,460
Avatar Holdings, Inc. *	4,500	90,045
BioMed Realty Trust, Inc.	10,000	180,400
Boston Properties, Inc.	16,900	1,384,110
Brandywine Realty Trust	14,863	168,844
BRE Properties, Inc.	8,000	332,000
Brookfield Properties Corp.	35,200	529,408
Camden Property Trust	7,800	355,056
Capstead Mortgage Corp.	6,240	73,008
CB Richard Ellis Group, Inc., Class A *	27,500	467,500
CBL & Associates Properties, Inc.	13,485	189,734
Chimera Investment Corp.	76,400	295,668
Colonial Properties Trust	7,067	113,920
CommonWealth REIT	6,850	177,758
Consolidated-Tomoka Land Co.	1,100	31,691
Corporate Office Properties Trust	6,500	243,750
Cousins Properties, Inc.	9,027	61,835
DCT Industrial Trust, Inc.	20,300	95,207
Developers Diversified Realty Corp.	20,284	230,223
DiamondRock Hospitality Co. *	12,786	118,654
Digital Realty Trust, Inc.	10,000	632,200
Douglas Emmett, Inc.	12,000	189,720
Duke Realty Corp.	23,290	278,548
DuPont Fabros Technology, Inc.	4,500	113,580
EastGroup Properties, Inc.	3,900	141,453
Entertainment Properties Trust	5,200	217,048
Equity Lifestyle Properties, Inc.	3,000	158,790
Equity One, Inc.	12,100	206,184
Equity Residential	30,500	1,398,425
Essex Property Trust, Inc.	3,600	378,396
Extra Space Storage, Inc.	11,000	170,610
Federal Realty Investment Trust	5,200	406,588
FelCor Lodging Trust, Inc. *	12,200	72,346
First Industrial Realty Trust, Inc. *	31,900	134,618
Forest City Enterprises, Inc., Class A *	15,400	195,580
Forestar Group, Inc. *	2,933	47,251
Franklin Street Properties Corp.	14,000	170,940
Getty Realty Corp.	2,000	47,920
Glimcher Realty Trust	7,300	48,545
Gramercy Capital Corp. *	1,028	1,480
Hatteras Financial Corp.	4,000	118,560
HCP, Inc.	28,348	1,005,504
Health Care REIT, Inc.	12,700	575,437
Healthcare Realty Trust, Inc.	4,900	115,003
Hersha Hospitality Trust	13,500	68,580
Highwoods Properties, Inc.	8,600	269,266
Home Properties, Inc.	2,500	124,175
Hospitality Properties Trust	14,600	298,570
Host Hotels & Resorts, Inc.	63,263	907,191
Inland Real Estate Corp.	5,500	45,650
Investors Real Estate Trust	8,000	67,760
iStar Financial, Inc. *	9,390	47,701
Jones Lang LaSalle, Inc.	5,300	410,538
Kilroy Realty Corp.	4,800	161,184
Kimco Realty Corp.	39,095	589,162
LaSalle Hotel Properties	6,600	156,552
Lexington Realty Trust	10,867	69,875
Liberty Property Trust	11,300	358,210
LTC Properties, Inc.	2,800	69,020
Mack-Cali Realty Corp.	8,900	286,758
Maui Land & Pineapple Co., Inc. *	800	3,168
Medical Properties Trust, Inc.	8,300	82,502
MFA Financial, Inc.	29,000	212,860
Mid-America Apartment Communities, Inc.	2,500	141,200
Mission West Properties, Inc.	1,000	7,060
MPG Office Trust, Inc. *	7,500	23,550
National Health Investors, Inc.	6,100	229,665
National Retail Properties, Inc.	9,320	215,478
Nationwide Health Properties, Inc.	14,100	527,622
New Century Financial Corp. (a) (c)*	3,600	—
OMEGA Healthcare Investors, Inc.	9,784	215,052
Parkway Properties, Inc.	3,500	58,485
Pennsylvania Real Estate Investment Trust	5,500	67,595
Piedmont Office Realty Trust, Inc., Class A	6,000	108,000
Plum Creek Timber Co., Inc.	18,047	647,526
PMC Commercial Trust	2,500	20,500
Post Properties, Inc.	5,200	132,496
Potlatch Corp.	5,753	213,206
ProLogis	45,954	499,061
PS Business Parks, Inc.	3,000	174,210
Public Storage	14,590	1,431,571
RAIT Financial Trust *	10,300	20,600
Ramco-Gershenson Properties Trust	4,900	56,350
Rayonier, Inc.	7,388	360,756
Realty Income Corp. (d)	11,600	372,244
Redwood Trust, Inc.	8,500	133,025
Regency Centers Corp.	8,700	328,338
Saul Centers, Inc.	5,100	215,730
Senior Housing Properties Trust	14,450	325,848
Simon Property Group, Inc.	31,283	2,791,069
SL Green Realty Corp.	7,750	466,860
Sovran Self Storage, Inc.	3,800	139,840
Starwood Property Trust, Inc.	7,500	133,200
Strategic Hotel & Resorts, Inc. *	15,000	69,150
Sun Communities, Inc.	3,000	87,300
Sunstone Hotel Investors, Inc. *	10,000	103,200
Tanger Factory Outlet Centers, Inc.	4,600	205,620
Taubman Centers, Inc.	7,100	291,029
Tejon Ranch Co. *	3,674	84,649
The Macerich Co.	11,805	489,317
The St. Joe Co. *	12,900	332,691

 15

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
U-Store-It Trust	8,000	64,560
UDR, Inc.	15,861	334,826
UMH Properties, Inc.	4,100	47,068
Universal Health Realty Income Trust	3,900	129,792
Urstadt Biddle Properties	500	7,750
Urstadt Biddle Properties, Class A	4,500	80,235
Ventas, Inc.	16,300	826,736
Vornado Realty Trust	21,641	1,791,442
Walter Investment Management Corp.	5,289	91,341
Washington Real Estate Investment Trust	6,100	185,135
Weingarten Realty Investors	14,475	306,436

		35,729,949

Retailing 3.5%
99 Cents Only Stores *	6,066	100,817
Aaron’s, Inc.	9,375	170,250
Abercrombie & Fitch Co., Class A	8,800	325,072
Advance Auto Parts, Inc.	9,540	510,676
Aeropostale, Inc. *	9,900	281,457
Amazon.com, Inc. *	38,200	4,503,398
America’s Car-Mart, Inc. *	3,750	87,300
American Eagle Outfitters, Inc.	18,150	223,426
AnnTaylor Stores Corp. *	9,825	172,330
Asbury Automotive Group, Inc. *	4,100	55,186
Audiovox Corp., Class A *	1,600	11,920
AutoNation, Inc. (d)*	21,600	527,688
AutoZone, Inc. *	6,100	1,290,577
Barnes & Noble, Inc. (d)	7,400	95,978
Bed Bath & Beyond, Inc. *	28,700	1,087,156
Best Buy Co., Inc.	39,225	1,359,538
Big Lots, Inc. *	11,100	380,841
Brown Shoe Co., Inc.	6,675	97,589
Cabela’s, Inc. *	3,500	54,565
CarMax, Inc. *	21,546	454,621
Charming Shoppes, Inc. *	10,200	45,696
Chico’s FAS, Inc.	13,300	124,621
Christopher & Banks Corp.	2,900	21,431
Coldwater Creek, Inc. *	8,502	33,328
Collective Brands, Inc. *	5,906	94,614
Destination Maternity Corp. *	2,500	77,375
Dick’s Sporting Goods, Inc. *	11,000	289,410
Dillard’s, Inc., Class A	5,500	127,270
Dollar Tree, Inc. *	12,975	575,052
DSW, Inc., Class A *	3,500	93,135
Duckwall-ALCO Stores, Inc. *	1,800	25,380
Expedia, Inc.	31,345	710,905
Family Dollar Stores, Inc.	12,700	525,145
Foot Locker, Inc.	17,100	232,389
GameStop Corp., Class A *	17,548	351,837
Genesco, Inc. *	4,300	117,347
Genuine Parts Co.	17,500	749,525
Group 1 Automotive, Inc. *	1,400	38,808
Guess?, Inc.	7,900	282,030
Hibbett Sports, Inc. *	3,543	93,783
HSN, Inc. *	6,269	184,309
J. Crew Group, Inc. *	5,500	195,965
J.C. Penney Co., Inc.	27,400	674,862
Kirkland’s, Inc. *	3,000	50,580
Kohl’s Corp. *	33,300	1,588,077
Liberty Media Corp. - Interactive, Class A *	55,809	631,758
Limited Brands, Inc.	31,520	808,173
Lithia Motors, Inc., Class A	700	6,160
LKQ Corp. *	15,000	296,700
Lowe’s Cos., Inc.	157,500	3,266,550
Macy’s, Inc.	42,952	801,055
MarineMax, Inc. *	800	6,080
Midas, Inc. *	6,800	59,840
Monro Muffler Brake, Inc.	1,575	64,638
Netflix, Inc. *	6,000	615,300
Nordstrom, Inc.	20,600	700,400
O’Reilly Automotive, Inc. *	11,899	586,383
Office Depot, Inc. *	26,000	112,320
OfficeMax, Inc. *	6,400	91,456
Pacific Sunwear of California, Inc. *	7,475	30,199
Penske Automotive Group, Inc. *	5,000	70,000
PetSmart, Inc.	14,100	437,805
Priceline.com, Inc. *	3,983	893,785
RadioShack Corp.	13,700	295,098
Rent-A-Center, Inc. *	7,750	170,422
Retail Ventures, Inc. *	8,000	77,520
Ross Stores, Inc.	13,400	705,644
Saks, Inc. *	10,800	88,668
Sally Beauty Holdings, Inc. *	9,950	94,127
Sears Holdings Corp. *	6,385	453,335
Shoe Carnival, Inc. *	4,200	88,410
Sonic Automotive, Inc., Class A *	4,400	43,516
Stage Stores, Inc.	5,700	62,700
Staples, Inc.	76,800	1,561,344
Stein Mart, Inc. *	3,800	29,336
Systemax, Inc.	2,500	40,900
Target Corp.	73,800	3,787,416
The Buckle, Inc. (d)	5,875	161,856
The Cato Corp., Class A	4,300	100,104
The Children’s Place Retail Stores, Inc. *	1,800	75,330
The Dress Barn, Inc. *	6,818	168,405
The Finish Line, Inc., Class A	5,061	72,423
The Gap, Inc.	73,900	1,338,329
The Gymboree Corp. *	2,500	108,250
The Home Depot, Inc.	182,070	5,190,816
The Men’s Wearhouse, Inc.	3,600	70,056
The Pep Boys - Manny, Moe & Jack	5,000	48,000
The Talbots, Inc. *	5,700	65,493
The TJX Cos., Inc.	45,400	1,885,008
Tiffany & Co.	11,500	483,805
Tractor Supply Co.	4,000	278,040
Trans World Entertainment Corp. *	1,500	2,760
Tuesday Morning Corp. *	2,500	10,900
Ulta Salon, Cosmetics & Fragrance, Inc. *	4,000	101,040
Urban Outfitters, Inc. *	12,800	411,648
West Marine, Inc. *	5,500	57,090
Wet Seal, Inc., Class A *	6,000	20,280
Williams-Sonoma, Inc.	9,200	245,732
Winmark Corp.	1,200	40,140

16

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zale Corp. (d)*	5,020	8,835

		47,014,637

Semiconductors & Semiconductor Equipment 2.7%
Actel Corp. *	4,600	67,436
Advanced Energy Industries, Inc. *	3,900	68,679
Advanced Micro Devices, Inc. *	61,200	458,388
Altera Corp.	30,400	842,688
Amkor Technology, Inc. *	14,400	83,088
Amtech Systems, Inc. *	500	5,030
ANADIGICS, Inc. *	4,650	20,414
Analog Devices, Inc.	32,200	956,662
Applied Materials, Inc.	146,098	1,723,956
Applied Micro Circuits Corp. *	7,000	83,720
Atheros Communications *	6,500	171,860
Atmel Corp. *	42,900	224,367
ATMI, Inc. *	1,400	20,776
AXT, Inc. *	3,500	20,615
Broadcom Corp., Class A	56,700	2,042,901
Brooks Automation, Inc. *	5,585	42,614
Cabot Microelectronics Corp. *	2,160	70,610
Cavium Networks, Inc. *	4,000	107,320
CEVA, Inc. *	433	5,529
Cirrus Logic, Inc. *	6,800	132,600
Cohu, Inc.	4,600	72,128
Conexant Systems, Inc. *	6,500	13,390
Cree, Inc. *	9,000	637,560
Cymer, Inc. *	4,200	139,776
Cypress Semiconductor Corp. *	16,500	174,900
Diodes, Inc. *	6,412	113,364
DSP Group, Inc. *	6,300	43,974
Energy Conversion Devices, Inc. (d)*	600	2,904
Entegris, Inc. *	14,299	65,918
Evergreen Solar, Inc. (d)*	1,000	660
Exar Corp. *	9,834	68,740
Fairchild Semiconductor International, Inc. *	11,600	105,328
FEI Co. *	4,500	88,020
First Solar, Inc. (d)*	6,200	777,790
FormFactor, Inc. *	5,500	53,240
GSI Technology, Inc. *	3,000	20,400
Hittite Microwave Corp. *	1,500	68,940
Integrated Device Technology, Inc. *	16,120	93,657
Integrated Silicon Solutions, Inc. *	3,038	26,127
Intel Corp.	609,832	12,562,539
International Rectifier Corp. *	6,600	128,898
Intersil Corp., Class A	12,364	140,455
IXYS Corp. *	6,900	60,927
KLA-Tencor Corp.	17,500	554,225
Kopin Corp. *	2,500	9,425
Kulicke & Soffa Industries, Inc. *	10,400	69,888
Lam Research Corp. *	13,600	573,784
Lattice Semiconductor Corp. *	8,600	47,816
Linear Technology Corp.	25,000	797,000
LSI Corp. *	67,887	273,585
Marvell Technology Group Ltd. *	54,400	811,648
Maxim Integrated Products, Inc.	30,000	525,900
MEMC Electronic Materials, Inc. *	24,300	232,308
Micrel, Inc.	6,800	66,096
Microchip Technology, Inc.	18,975	577,789
Micron Technology, Inc. *	95,199	693,049
Microsemi Corp. *	7,652	122,126
MIPS Technologies, Inc. *	1,100	5,995
MKS Instruments, Inc. *	4,300	92,278
Monolithic Power Systems *	3,500	61,670
MoSys, Inc. *	1,200	5,448
Nanometrics, Inc. *	300	2,739
National Semiconductor Corp.	29,200	402,960
Netlogic Microsystems, Inc. *	6,000	177,360
Novellus Systems, Inc. *	11,171	298,377
NVIDIA Corp. *	59,500	546,805
OmniVision Technologies, Inc. *	4,800	107,088
ON Semiconductor Corp. *	43,665	294,739
Pericom Semiconductor Corp. *	3,600	32,904
Photronics, Inc. *	12,900	58,308
PLX Technology, Inc. *	1,300	4,966
PMC-Sierra, Inc. *	22,800	184,680
Power Integrations, Inc.	3,000	106,050
Rambus, Inc. *	10,700	210,255
RF Micro Devices, Inc. *	25,020	104,333
Rudolph Technologies, Inc. *	1,318	11,388
Semtech Corp. *	6,000	104,280
Silicon Image, Inc. *	6,500	27,690
Silicon Laboratories, Inc. *	5,000	200,250
Skyworks Solutions, Inc. *	17,189	301,323
Standard Microsystems Corp. *	3,600	79,272
SunPower Corp., Class A (d)*	10,300	128,029
Supertex, Inc. *	4,900	127,106
Teradyne, Inc. *	18,559	199,695
Tessera Technologies, Inc. *	6,000	101,880
Texas Instruments, Inc.	143,397	3,540,472
Trident Microsystems, Inc. *	5,000	8,950
TriQuint Semiconductor, Inc. *	16,310	113,028
Ultratech, Inc. *	4,800	86,736
Varian Semiconductor Equipment Associates, Inc. *	7,875	222,547
Veeco Instruments, Inc. *	3,500	151,550
Virage Logic Corp. *	8,700	103,965
Volterra Semiconductor Corp. *	3,000	67,560
Xilinx, Inc.	27,600	770,592
Zoran Corp. *	4,261	36,645

		37,043,440

Software & Services 8.3%
ACI Worldwide, Inc. *	5,200	100,880
Activision Blizzard, Inc.	99,732	1,184,816
Actuate Corp. *	5,862	27,903
Acxiom Corp. *	13,300	204,022
Adobe Systems, Inc. *	49,210	1,413,311
Advent Software, Inc. *	4,100	210,166
Akamai Technologies, Inc. *	12,138	465,614
Alliance Data Systems Corp. *	6,600	379,368
Ancestry.com, Inc. *	3,000	59,220
ANSYS, Inc. *	8,786	394,931
AOL, Inc. *	11,122	232,672
Ariba, Inc. *	11,570	184,773
Autodesk, Inc. *	24,800	732,592
Automatic Data Processing, Inc.	54,100	2,232,707
Blackbaud, Inc.	3,000	71,070
BMC Software, Inc. *	29,000	1,031,820

 17

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bottomline Technologies, Inc. *	5,000	70,850
Broadridge Financial Solutions, Inc.	15,025	305,008
CA, Inc.	47,508	929,256
CACI International, Inc., Class A *	2,100	98,742
Cadence Design Systems, Inc. *	22,600	157,296
CIBER, Inc. *	7,300	24,309
Citrix Systems, Inc. *	20,000	1,100,400
Cognizant Technology Solutions Corp., Class A *	31,200	1,702,272
Computer Sciences Corp.	16,238	736,069
Compuware Corp. *	27,900	228,222
Convergys Corp. *	10,500	117,285
CoreLogic, Inc.	7,800	156,234
CSG Systems International, Inc. *	5,400	101,844
DealerTrack Holdings, Inc. *	3,100	48,391
Deltek, Inc. *	3,000	22,500
Diamond Management & Technology Consultants, Inc.	1,000	10,850
Digimarc Corp. *	2,142	44,254
Digital River, Inc. *	2,100	55,209
DST Systems, Inc.	8,100	332,748
Dynamics Research Corp. *	1,200	11,664
EarthLink, Inc.	17,050	150,552
EasyLink Services International Corp. *	5,000	11,700
eBay, Inc. *	116,348	2,432,837
Edgewater Technology, Inc. *	767	1,879
Electronic Arts, Inc. *	35,900	571,887
eLoyalty Corp. *	190	1,203
Epicor Software Corp. *	4,000	30,960
EPIQ Systems, Inc. *	825	10,742
Equinix, Inc. *	5,565	520,383
Euronet Worldwide, Inc. *	5,500	86,350
Exlservice Holdings, Inc. *	8,000	149,040
FactSet Research Systems, Inc.	3,750	281,250
Fair Isaac Corp.	7,744	184,694
FalconStor Software, Inc. *	1,200	3,684
Fidelity National Information Services, Inc.	38,506	1,103,967
Fiserv, Inc. *	15,300	766,530
Forrester Research, Inc. *	4,100	132,348
Gartner, Inc. *	10,300	259,251
Geeknet, Inc. *	4,527	5,885
Genpact Ltd. *	15,000	226,050
Global Cash Access Holdings, Inc. *	15,100	62,061
Global Payments, Inc.	6,240	235,435
Google, Inc., Class A *	26,150	12,678,827
GSE Systems, Inc. *	2,424	9,793
Hackett Group, Inc. *	1,700	5,338
Hewitt Associates, Inc., Class A *	9,425	462,767
IAC/InterActiveCorp *	15,672	391,800
iGATE Corp.	9,600	170,400
Informatica Corp. *	6,700	201,871
Information Services Group, Inc. *	7,500	16,125
InfoSpace, Inc. *	3,872	30,318
Interactive Intelligence, Inc. *	7,500	121,350
Internap Network Services Corp. *	3,500	16,380
International Business Machines Corp.	142,510	18,298,284
Internet Capital Group, Inc. *	350	2,947
Intuit, Inc. *	33,430	1,328,842
j2 Global Communications, Inc. *	4,000	94,120
Jack Henry & Associates, Inc.	6,300	160,020
JDA Software Group, Inc. *	4,500	105,750
Lawson Software, Inc. *	14,500	115,565
Lender Processing Services, Inc.	8,157	260,535
Lionbridge Technologies, Inc. *	12,400	61,008
LookSmart Ltd. *	480	720
Magma Design Automation, Inc. *	7,200	23,328
Manhattan Associates, Inc. *	4,300	115,498
ManTech International Corp., Class A *	5,000	198,250
Mastech Holdings, Inc. *	640	2,362
MasterCard, Inc., Class A	12,000	2,520,480
MAXIMUS, Inc.	4,200	252,798
McAfee, Inc. *	14,445	478,129
Mentor Graphics Corp. *	8,200	78,884
MICROS Systems, Inc. *	22,000	787,160
Microsoft Corp.	865,850	22,347,588
MicroStrategy, Inc., Class A *	856	71,039
ModusLink Global Solutions, Inc. *	3,950	25,912
MoneyGram International, Inc. *	7,500	19,575
Monotype Imaging Holdings, Inc. *	4,500	37,440
Monster Worldwide, Inc. *	9,800	134,456
Move, Inc. *	5,020	11,345
NetScout Systems, Inc. *	7,300	115,705
NeuStar, Inc., Class A *	6,300	146,349
Novell, Inc. *	37,600	227,104
Nuance Communications, Inc. *	25,474	420,576
Openwave Systems, Inc. *	7,771	15,775
OPNET Technologies, Inc.	5,100	77,724
Oracle Corp.	425,449	10,057,614
Parametric Technology Corp. *	8,680	155,719
Paychex, Inc.	32,400	842,076
Phoenix Technologies Ltd. *	4,100	12,669
PRGX Global, Inc. *	2,000	11,020
Progress Software Corp. *	4,200	125,580
Quest Software, Inc. *	7,700	155,232
Radiant Systems, Inc. *	6,800	96,628
RealNetworks, Inc. *	18,900	62,748
Red Hat, Inc. *	20,600	662,290
Reis, Inc. *	1,400	9,394
Renaissance Learning, Inc.	2,100	29,190
Rovi Corp. *	12,812	570,134
S1 Corp. *	12,930	75,899
Saba Software, Inc. *	4,549	22,336
SAIC, Inc. *	24,500	407,435
Salesforce.com, Inc. *	8,500	841,075
Sapient Corp.	9,100	100,100
SAVVIS, Inc. *	4,000	70,520
Solera Holdings, Inc.	8,000	303,840
SRA International, Inc., Class A *	5,000	111,100
StarTek, Inc. *	3,900	18,018
Support.com, Inc. *	11,600	47,908
Symantec Corp. *	93,673	1,214,939
Synopsys, Inc. *	16,684	364,379
Syntel, Inc.	2,500	103,150
Take-Two Interactive Software, Inc. *	9,000	92,250
TechTeam Global, Inc. *	2,500	15,400

18

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TeleCommunication Systems, Inc., Class A *	1,300	4,667
TeleTech Holdings, Inc. *	5,000	69,500
Teradata Corp. *	23,800	756,840
The Ultimate Software Group, Inc. *	3,000	96,780
THQ, Inc. *	5,425	24,738
TIBCO Software, Inc. *	19,000	257,640
TiVo, Inc. *	4,500	38,610
Total System Services, Inc.	28,204	420,522
Unisys Corp. *	4,000	108,040
United Online, Inc.	8,650	54,668
ValueClick, Inc. *	8,500	93,075
VeriFone Systems, Inc. *	6,600	144,408
VeriSign, Inc. *	20,875	587,631
Virtusa Corp *	3,000	31,980
Visa, Inc., Class A	54,900	4,026,915
VMware, Inc., Class A *	17,000	1,318,010
Web.com Group, Inc. *	223	738
WebMD Health Corp. *	5,143	237,967
Websense, Inc. *	7,500	139,200
Western Union Co.	65,932	1,070,076
Yahoo!, Inc. *	142,144	1,972,959

		113,081,800

Technology Hardware & Equipment 7.0%
ADC Telecommunications, Inc. *	9,431	120,057
ADPT Corp. *	11,200	34,160
ADTRAN, Inc.	7,000	221,060
Agilent Technologies, Inc. *	39,317	1,098,124
Agilysys, Inc. *	4,860	38,540
Amphenol Corp., Class A	17,600	788,480
Anaren, Inc. *	5,300	83,846
Anixter International, Inc. *	3,300	159,456
Apple, Inc. *	102,000	26,239,500
Arris Group, Inc. *	12,775	119,063
Arrow Electronics, Inc. *	12,000	297,480
Aruba Networks, Inc. *	7,000	118,860
Aviat Networks, Inc. *	7,177	28,995
Avid Technology, Inc. *	3,756	48,565
Avnet, Inc. *	15,788	397,068
AVX Corp.	14,000	197,120
Benchmark Electronics, Inc. *	7,830	130,761
Black Box Corp.	1,700	51,748
Blue Coat Systems, Inc. *	4,180	91,542
Brightpoint, Inc. *	7,454	59,036
Brocade Communications Systems, Inc. *	45,035	222,923
Checkpoint Systems, Inc. *	4,600	91,862
Ciena Corp. *	9,970	130,507
Cisco Systems, Inc. *	628,909	14,508,931
Cogent, Inc. *	7,500	67,425
Cognex Corp.	2,900	54,085
Coherent, Inc. *	2,800	103,656
Comarco, Inc. *	500	1,250
CommScope, Inc. *	11,323	230,310
Comtech Telecommunications Corp. *	2,175	46,915
Corning, Inc.	164,807	2,986,303
CPI International, Inc. *	6,000	84,420
CTS Corp.	5,800	54,230
Daktronics, Inc.	8,700	74,124
DDi Corp.	3,501	31,719
Dell, Inc. *	189,400	2,507,656
DG Fastchannel, Inc. *	3,000	114,390
Diebold, Inc.	7,300	208,926
Dolby Laboratories, Inc., Class A *	8,800	558,536
Echelon Corp. *	7,200	54,648
EchoStar Corp., Class A *	7,540	144,014
Electro Rent Corp.	5,100	70,380
Electro Scientific Industries, Inc. *	4,800	55,104
Electronics for Imaging, Inc. *	6,400	68,160
EMC Corp. *	222,186	4,397,061
EMS Technologies, Inc. *	4,500	74,880
Emulex Corp. *	8,900	77,430
Extreme Networks, Inc. *	14,000	40,040
F5 Networks, Inc. *	8,600	755,338
Finisar Corp. *	6,500	104,195
FLIR Systems, Inc. *	15,600	464,256
Frequency Electronics, Inc. *	500	2,550
Gerber Scientific, Inc. *	8,900	51,086
Harmonic, Inc. *	9,842	68,599
Harris Corp.	14,000	623,420
Hewlett-Packard Co.	257,636	11,861,561
Hutchinson Technology, Inc. *	6,000	22,800
I.D. Systems, Inc. *	5,500	15,180
Identive Group, Inc. *	1,200	1,920
Imation Corp. *	5,500	51,260
Immersion Corp. *	4,300	23,779
Infinera Corp. *	10,500	95,025
Ingram Micro, Inc., Class A *	16,900	279,357
Insight Enterprises, Inc. *	4,650	67,751
Intellicheck Mobilisa, Inc. *	500	775
InterDigital, Inc. *	4,500	122,805
Intermec, Inc. *	5,600	58,800
Itron, Inc. *	4,500	292,815
Ixia *	8,200	90,036
Jabil Circuit, Inc.	22,400	325,024
JDS Uniphase Corp. *	23,053	250,125
Juniper Networks, Inc. *	60,565	1,682,496
Keithley Instruments, Inc.	6,700	72,293
L-1 Identity Solutions, Inc. *	9,256	75,529
LaserCard Corp. *	4,500	18,000
LeCroy Corp. *	2,400	12,912
Lexmark International, Inc., Class A *	10,900	400,575
LightPath Technologies, Inc., Class A *	75	165
Littelfuse, Inc. *	2,000	71,220
Maxwell Technologies, Inc. *	4,500	56,880
Measurement Specialties, Inc. *	3,200	53,440
Mercury Computer Systems, Inc. *	3,600	47,520
Methode Electronics, Inc.	6,600	70,488
MOCON, Inc.	600	6,444
Molex, Inc.	16,125	317,824
Motorola, Inc. *	220,955	1,654,953
MTS Systems Corp.	4,500	130,185
Multi-Fineline Electronix, Inc. *	2,500	63,350
National Instruments Corp.	5,675	181,032
NCR Corp. *	23,800	326,060
NetApp, Inc. *	36,500	1,543,950
Netezza Corp. *	5,500	85,250
NETGEAR, Inc. *	3,000	72,000

 19

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Network Equipment Technologies, Inc. *	8,500	26,520
Newport Corp. *	4,200	53,466
Oplink Communications, Inc. *	4,157	66,969
OSI Systems, Inc. *	3,700	102,823
Park Electrochemical Corp.	3,600	98,784
ParkerVision, Inc. (d)*	400	352
PC Connection, Inc. *	7,000	48,370
PC-Tel, Inc. *	8,900	56,337
Performance Technologies, Inc. *	1,600	3,600
Plantronics, Inc.	4,000	119,880
Plexus Corp. *	3,700	108,040
Polycom, Inc. *	9,200	273,056
Power-One, Inc. *	9,500	118,085
Presstek, Inc. *	5,100	13,464
QLogic Corp. *	17,044	271,340
QUALCOMM, Inc.	182,600	6,953,408
RadiSys Corp. *	7,200	71,064
Research Frontiers, Inc. (d)*	2,800	13,104
Richardson Electronics Ltd.	4,800	45,840
Riverbed Technology, Inc. *	5,500	203,995
Rofin-Sinar Technologies, Inc. *	3,800	80,028
Rogers Corp. *	2,500	77,375
SanDisk Corp. *	25,000	1,092,500
Sanmina-SCI Corp. *	8,500	106,845
ScanSource, Inc. *	3,200	88,256
SeaChange International, Inc. *	6,350	56,896
Seagate Technology *	52,066	653,428
Sonus Networks, Inc. *	19,400	55,872
STEC, Inc. *	3,500	54,600
Stratasys, Inc. *	2,700	61,317
Sycamore Networks, Inc.	2,790	64,951
Symmetricom, Inc. *	8,450	45,039
Synaptics, Inc. (d)*	5,250	164,325
Tech Data Corp. *	5,300	209,668
Technitrol, Inc.	7,500	29,925
Tekelec *	8,700	123,018
Tellabs, Inc.	38,064	265,687
TESSCO Technologies, Inc.	2,025	28,593
Tollgrade Communications, Inc. *	4,600	30,590
Trimble Navigation Ltd. *	11,792	334,539
TTM Technologies, Inc. *	7,900	80,975
UTStarcom, Inc. *	16,000	34,080
ViaSat, Inc. *	3,500	126,490
Vishay Intertechnology, Inc. *	36,688	311,481
Vishay Precision Group, Inc. *	2,620	33,143
Western Digital Corp. *	23,200	612,248
Xerox Corp.	152,056	1,481,025
Xybernaut Corp. (a) (c)*	1,400	—
Zebra Technologies Corp., Class A *	6,375	174,930
Zygo Corp. *	7,000	57,960

		95,138,650

Telecommunication Services 2.8%
AboveNet, Inc. *	3,000	159,600
Alaska Communication Systems Group, Inc.	5,000	46,300
American Tower Corp., Class A *	43,300	2,002,192
AT&T, Inc.	650,056	16,862,453
Atlantic Tele-Network, Inc.	3,250	145,307
CenturyLink, Inc.	25,359	903,288
Cincinnati Bell, Inc. *	22,268	65,913
Clearwire Corp., Class A *	23,100	161,238
Cogent Communications Group, Inc. *	3,900	33,618
Consolidated Communications Holdings, Inc.	2,622	45,780
Crown Castle International Corp. *	27,776	1,097,430
Frontier Communications Corp.	109,868	839,392
General Communication, Inc., Class A *	10,500	89,040
Global Crossing Ltd. *	4,600	53,222
HickoryTech Corp.	4,600	35,282
Leap Wireless International, Inc. *	5,700	67,773
Level 3 Communications, Inc. *	168,000	189,840
MetroPCS Communications, Inc. *	33,000	295,350
NII Holdings, Inc. *	17,400	651,804
NTELOS Holdings Corp.	3,000	56,130
PAETEC Holding Corp. *	8,500	33,405
Premiere Global Services, Inc. *	5,100	31,926
Qwest Communications International, Inc.	151,337	856,567
SBA Communications Corp., Class A *	12,800	463,104
Shenandoah Telecommunications Co.	2,500	48,700
Sprint Nextel Corp. *	301,530	1,377,992
SureWest Communications *	5,500	37,455
Syniverse Holdings, Inc. *	10,400	232,232
Telephone & Data Systems, Inc.	10,600	361,778
tw telecom, Inc. *	17,000	321,640
United States Cellular Corp. *	9,100	427,973
USA Mobility, Inc.	5,500	81,565
Verizon Communications, Inc.	314,072	9,126,932
Warwick Valley Telephone Co.	1,100	15,290
Windstream Corp.	51,709	589,483

		37,806,994

Transportation 2.0%
AirTran Holdings, Inc. *	14,300	68,926
Alaska Air Group, Inc. *	4,400	226,996
Alexander & Baldwin, Inc.	3,400	114,070
AMERCO *	900	61,353
AMR Corp. *	35,700	252,756
Arkansas Best Corp.	1,100	24,827
Atlas Air Worldwide Holdings, Inc. *	3,000	175,440
C.H. Robinson Worldwide, Inc.	15,000	978,000
Con-way, Inc.	4,500	151,605
Continental Airlines, Inc., Class B *	16,000	400,320
CSX Corp.	42,700	2,251,144
Delta Air Lines, Inc. *	85,000	1,009,800
Dollar Thrifty Automotive Group, Inc. *	3,500	174,545
Expeditors International of Washington, Inc.	21,200	903,968
FedEx Corp.	31,063	2,564,251
Forward Air Corp.	2,600	75,504

20

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Genco Shipping & Trading Ltd. (d)*	5,500	91,850
Genesee & Wyoming, Inc., Class A *	3,000	122,640
Heartland Express, Inc.	8,941	143,235
Hertz Global Holdings, Inc. *	37,000	434,380
Horizon Lines, Inc., Class A	5,200	24,128
Hub Group, Inc., Class A *	4,400	141,460
J.B. Hunt Transport Services, Inc.	13,000	461,370
JetBlue Airways Corp. *	23,462	150,861
Kansas City Southern *	10,550	387,185
Kirby Corp. *	5,600	215,264
Knight Transportation, Inc.	9,050	189,326
Landstar System, Inc.	15,200	616,208
MAIR Holdings, Inc. (a) (c)*	1,100	3,300
Norfolk Southern Corp.	40,000	2,250,800
Old Dominion Freight Line, Inc. *	4,050	159,691
Pacer International, Inc. *	2,800	23,072
Park-Ohio Holdings Corp. *	2,600	35,230
Pinnacle Airlines Corp. *	7,500	41,625
Republic Airways Holdings, Inc. *	7,500	46,875
Ryder System, Inc.	6,400	279,488
Saia, Inc. *	6,100	92,110
SkyWest, Inc.	7,000	87,150
Southwest Airlines Co.	82,125	989,606
UAL Corp. *	14,100	334,734
Union Pacific Corp.	54,000	4,032,180
United Parcel Service, Inc., Class B	86,380	5,614,700
US Airways Group, Inc. *	17,400	188,790
UTI Worldwide, Inc.	9,300	135,873
Werner Enterprises, Inc.	5,832	134,311

		26,860,947

Utilities 3.7%
AGL Resources, Inc.	9,800	372,400
Allegheny Energy, Inc.	17,900	408,120
ALLETE, Inc.	5,233	188,702
Alliant Energy Corp.	11,800	407,808
Ameren Corp.	26,100	662,157
American Electric Power Co., Inc.	49,520	1,781,730
American States Water Co.	2,000	70,560
American Water Works Co., Inc.	19,200	410,496
Aqua America, Inc.	15,094	294,182
Atmos Energy Corp.	9,200	266,800
Avista Corp.	7,800	163,176
Black Hills Corp.	3,900	124,488
California Water Service Group	3,000	106,650
Calpine Corp. *	39,900	538,650
CenterPoint Energy, Inc.	40,100	570,623
Central Vermont Public Service Corp.	6,200	131,688
CH Energy Group, Inc.	1,900	79,420
Chesapeake Utilities Corp.	647	21,506
Cleco Corp.	6,400	182,720
CMS Energy Corp.	23,900	380,488
Consolidated Edison, Inc.	28,400	1,309,808
Constellation Energy Group, Inc.	19,500	616,200
Dominion Resources, Inc.	65,580	2,753,704
DPL, Inc.	14,452	365,780
DTE Energy Co.	17,301	798,614
Duke Energy Corp.	138,056	2,360,758
Dynegy, Inc. *	15,416	54,727
Edison International	37,710	1,250,086
El Paso Electric Co. *	5,300	113,950
Energen Corp.	8,200	364,408
Entergy Corp.	21,700	1,681,967
EQT Corp.	12,800	469,504
Exelon Corp.	74,474	3,115,247
FirstEnergy Corp.	31,717	1,195,731
Great Plains Energy, Inc.	14,341	257,278
Hawaiian Electric Industries, Inc.	10,700	251,985
IDACORP, Inc.	4,200	147,924
Integrys Energy Group, Inc.	7,540	357,019
ITC Holdings Corp.	5,000	283,700
MDU Resources Group, Inc.	19,425	383,644
MGE Energy, Inc.	2,000	74,940
Middlesex Water Co.	3,000	49,650
Mirant Corp. *	17,700	194,169
National Fuel Gas Co.	8,800	422,840
New Jersey Resources Corp.	6,225	232,379
NextEra Energy, Inc.	41,900	2,191,370
Nicor, Inc.	6,000	262,740
NiSource, Inc.	36,864	608,256
Northeast Utilities	18,124	504,572
Northwest Natural Gas Co.	5,700	270,237
NorthWestern Corp.	7,100	200,220
NRG Energy, Inc. *	27,600	625,968
NSTAR	10,734	398,875
NV Energy, Inc.	24,976	317,195
OGE Energy Corp.	9,500	376,580
ONEOK, Inc.	12,900	600,237
Ormat Technologies, Inc.	2,800	77,896
Pepco Holdings, Inc.	23,300	394,003
PG&E Corp.	38,000	1,687,200
Piedmont Natural Gas Co., Inc.	6,300	167,706
Pinnacle West Capital Corp.	17,800	678,002
PNM Resources, Inc.	8,500	100,555
Portland General Electric Co.	8,200	156,620
PPL Corp.	52,700	1,438,183
Progress Energy, Inc.	31,959	1,345,793
Public Service Enterprise Group, Inc.	52,800	1,737,120
Questar Corp.	19,200	315,840
RRI Energy, Inc. *	36,125	142,694
SCANA Corp.	12,405	475,236
Sempra Energy	24,675	1,227,581
South Jersey Industries, Inc.	2,500	116,800
Southern Co.	90,100	3,183,233
Southwest Gas Corp.	11,600	373,172
TECO Energy, Inc.	23,700	387,258
The AES Corp. *	87,396	901,053
The Empire District Electric Co.	3,500	68,775
The Laclede Group, Inc.	3,300	115,302
UGI Corp.	10,700	288,472
UIL Holdings Corp.	3,166	86,274
Unisource Energy Corp.	3,800	122,664
Unitil Corp.	600	13,110
Vectren Corp.	8,766	217,134
Westar Energy, Inc.	11,700	279,396
WGL Holdings, Inc.	6,000	216,480
Wisconsin Energy Corp.	11,400	618,792

 21

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Xcel Energy, Inc.	50,395	1,108,186

		50,665,156

Total Common Stock
(Cost $1,205,687,569)		1,331,490,216

Rights 0.0% of net assets

Energy 0.0%
GeoMet, Inc. (a)*	405	—

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a) (c)*	1,800	—

Total Rights
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.5% of net assets

Time Deposit 1.4%
HSBC Bank USA
0.03%, 08/02/10	18,992,048	18,992,048

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.12%, 09/16/10 (e)	225,000	224,974
0.16%, 09/16/10 (e)	225,000	224,974
0.08%, 09/16/10 ,(e)	1,274,970	1,274,855

		1,724,803

Total Short-Term Investments
(Cost $20,716,847)		20,716,851

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.5% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	6,058,080	6,058,080

Total Collateral Invested for Securities on Loan
(Cost $6,058,080)		6,058,080

End of collateral invested for securities on loan.

At 07/31/10 tax basis cost of the fund’s investments was $1,233,128,309 and the unrealized appreciation and depreciation were $328,271,298 and ($209,192,540), respectively, with a net unrealized appreciation of $119,078,758.

*	Non-income producing security.
(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $3,300 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 09/17/10	160	10,393,600	540,520
S&P 500 Index, e-mini, Long, expires 09/17/10	140	7,688,100	323,580

			864,100

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

22

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,304,629,269	$—	$—	$1,304,629,269
Transportation	26,857,647	—	3,300	26,860,947
Rights(a)	—	—	—	—
Short-Term Investments(a)	—	20,716,851	—	20,716,851

Total	$1,331,486,916	$20,716,851	$3,300	$1,352,207,067

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,058,080	$—	$—	$6,058,080
Futures Contracts*	864,100	—	—	864,100

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance						Balance
	as of	Accrued		Change in	Net	Net	as of
	October 31,	Discounts	Realized	Unrealized	Purchases	Transfers	July 31,
Investments in Securities	2009	(Premiums)	Gain (Loss)	Gains (Losses)	(Sales)	in/out	2010

Common Stock	$3,300	$—	$—	$132	($132)	$—	$3,300

Total	$3,300	$—	$—	$132	($132)	$—	$3,300

The Fund entered into equity index futures contracts (“futures”) during the period ended July 31, 2010. The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46819JUL10

 23

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

	99.3%	Common Stock	1,091,905,304	1,366,002,924
	0.3%	Preferred Stock	4,246,230	3,642,765
	—%	Warrants	13,912	6,856
	—%	Other Investment Company	516,164	519,200
	0.2%	Short-Term Investment	3,366,768	3,366,768

	99.8%	Total Investments	1,100,048,378	1,373,538,513
	0.5%	Collateral Invested for Securities on Loan	7,083,398	7,083,398
(0	.3)%	Other Assets and Liabilities, Net		(4,524,798)

	100.0%	Total Net Assets		1,376,097,113

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Australia 7.4%

Banks 2.9%
Australia & New Zealand Banking Group Ltd.	417,698	8,739,826
Commonwealth Bank of Australia	256,867	12,254,596
National Australia Bank Ltd.	349,828	7,979,790
Westpac Banking Corp.	496,568	10,798,295

		39,772,507

Commercial & Professional Supplies 0.1%
Brambles Ltd.	230,929	1,129,826

Diversified Financials 0.2%
Macquarie Group Ltd.	57,041	1,925,706

Energy 0.5%
Origin Energy Ltd.	145,380	2,032,476
Santos Ltd.	133,270	1,607,150
Woodside Petroleum Ltd.	83,685	3,159,307

		6,798,933

Food & Staples Retailing 0.7%
Wesfarmers Ltd.	191,418	5,392,506
Woolworths Ltd.	202,702	4,730,696

		10,123,202

Insurance 0.4%
AMP Ltd.	338,260	1,625,214
QBE Insurance Group Ltd.	171,110	2,586,190
Suncorp-Metway Ltd.	212,764	1,613,532

		5,824,936

Materials 2.0%
BHP Billiton Ltd.	553,728	20,100,470
Fortescue Metals Group Ltd. *	199,985	778,960
Newcrest Mining Ltd.	80,989	2,407,078
Rio Tinto Ltd.	72,165	4,631,841

		27,918,349

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	96,972	2,907,315

Real Estate 0.3%
Westfield Group	352,545	3,899,687

Telecommunication Services 0.1%
Telstra Corp., Ltd.	400,295	1,166,648

		101,467,109

Austria 0.2%

Banks 0.1%
Erste Group Bank AG	39,585	1,584,273
Raiffeisen International Bank-Holding AG	7,464	338,579

		1,922,852

Energy 0.1%
OMV AG	25,065	838,074

Utilities 0.0%
Verbund AG	11,898	422,118

		3,183,044

Belgium 0.9%

Banks 0.1%
Dexia S.A. *	177,993	870,516
KBC GROEP N.V. *	34,679	1,526,383

		2,396,899

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	13,694	1,063,090

Food, Beverage & Tobacco 0.5%
Anheuser-Busch InBev N.V.	123,619	6,548,517

Insurance 0.1%
Ageas	391,801	1,073,465

Telecommunication Services 0.1%
Belgacom S.A.	25,283	907,258

		11,989,229

Canada 9.3%

Banks 3.0%
Bank of Montreal (b)	93,075	5,691,966
Bank of Nova Scotia	169,904	8,526,188
Canadian Imperial Bank of Commerce	64,010	4,395,804
Royal Bank of Canada	233,468	12,199,699

 1

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Toronto-Dominion Bank	143,332	10,200,057

		41,013,714

Diversified Financials 0.0%
IGM Financial, Inc.	17,000	668,722

Energy 2.6%
Cameco Corp.	63,109	1,607,114
Canadian Natural Resources Ltd.	181,376	6,245,523
Canadian Oil Sands Trust	38,147	1,000,382
Enbridge, Inc.	62,780	3,055,796
EnCana Corp.	119,862	3,664,474
Husky Energy, Inc.	41,610	1,022,391
Imperial Oil Ltd.	41,159	1,610,248
Nexen, Inc.	89,174	1,851,919
Suncor Energy, Inc.	259,599	8,557,765
Talisman Energy, Inc.	171,842	2,933,541
TransCanada Corp.	112,082	3,960,838

		35,509,991

Insurance 0.8%
Great-West Lifeco, Inc.	41,000	1,001,819
Manulife Financial Corp.	291,297	4,629,923
Power Corp. of Canada	55,503	1,441,496
Power Financial Corp.	36,366	996,833
Sun Life Financial, Inc.	92,057	2,589,649

		10,659,720

Materials 1.6%
Agnico-Eagle Mines Ltd.	25,140	1,404,397
Barrick Gold Corp.	162,221	6,668,411
Goldcorp, Inc.	121,351	4,757,011
Kinross Gold Corp.	116,791	1,916,506
Potash Corp. of Saskatchewan, Inc.	48,480	5,074,591
Teck Resources Ltd., Class B	80,300	2,826,766

		22,647,682

Media 0.2%
Thomson Reuters Corp.	61,900	2,314,514

Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	83,829	2,102,146

Technology Hardware & Equipment 0.3%
Research In Motion Ltd. *	80,948	4,657,433

Telecommunication Services 0.3%
BCE, Inc.	40,749	1,246,589
Rogers Communications, Inc., Class B	82,978	2,885,525

		4,132,114

Transportation 0.4%
Canadian National Railway Co.	77,278	4,861,211

		128,567,247

Denmark 0.9%

Banks 0.2%
Danske Bank A/S *	90,729	2,130,719

Capital Goods 0.1%
Vestas Wind Systems A/S *	32,766	1,590,124

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Novo Nordisk A/S, Class B	72,082	6,167,528

Transportation 0.2%
AP Moller - Maersk A/S, Series A	85	698,384
AP Moller - Maersk A/S, Series B	168	1,415,588

		2,113,972

		12,002,343

Finland 0.7%

Insurance 0.2%
Sampo Oyj, Class A	77,381	1,890,217

Technology Hardware & Equipment 0.4%
Nokia Corp.	625,509	5,890,281

Utilities 0.1%
Fortum Oyj	73,477	1,707,206

		9,487,704

France 10.4%

Automobiles & Components 0.3%
Compagnie Generale des Etablissements Michelin, Class B	25,879	1,969,453
Renault S.A. *	31,415	1,404,692

		3,374,145

Banks 1.4%
BNP Paribas	142,918	9,769,528
Credit Agricole S.A.	168,718	2,302,778
Natixis *	134,252	715,169
Societe Generale	123,238	7,077,718

		19,865,193

Capital Goods 1.2%
Alstom S.A.	34,388	1,798,861
Areva - CI (b)	927	440,157
Bouygues S.A.	37,935	1,601,030
Compagnie de Saint-Gobain	66,204	2,817,696
Schneider Electric S.A.	43,649	5,023,956
Thales S.A.	14,995	506,371
Vinci S.A.	85,628	4,145,016

		16,333,087

Commercial & Professional Supplies 0.0%
Edenred *	26,524	466,624

Consumer Durables & Apparel 0.6%
Christian Dior S.A.	8,936	967,287
Hermes International	13,145	2,253,054
LVMH Moet Hennessy Louis Vuitton S.A.	43,179	5,261,753

		8,482,094

Consumer Services 0.1%
Accor S.A.	26,524	858,173

Energy 1.4%
Total S.A.	390,122	19,693,956

Food & Staples Retailing 0.3%
Carrefour S.A.	98,575	4,531,973

Food, Beverage & Tobacco 0.7%
DANONE S.A.	106,616	5,976,356
Pernod Ricard S.A.	38,055	2,974,897

		8,951,253

2

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.2%
Essilor International S.A.	34,942	2,185,519

Household & Personal Products 0.3%
L’Oreal S.A.	40,001	4,192,596

Insurance 0.5%
AXA S.A.	326,262	5,990,151
CNP Assurances	23,432	483,841

		6,473,992

Materials 0.5%
Air Liquide S.A.	46,148	5,184,513
Lafarge S.A.	30,325	1,651,184

		6,835,697

Media 0.4%
Vivendi	203,443	4,879,611

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi-Aventis	176,158	10,240,501

Real Estate 0.2%
Unibail-Rodamco SE	14,940	2,945,439

Retailing 0.1%
PPR	12,279	1,643,792

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	358,710	1,071,391

Telecommunication Services 0.5%
France Telecom S.A.	320,140	6,695,920

Utilities 0.9%
Electricite de France S.A.	47,726	2,027,903
GDF Suez	242,069	8,024,180
Suez Environnement Co.	43,354	806,611
Veolia Environnement	79,396	2,107,639

		12,966,333

		142,687,289

Germany 7.8%

Automobiles & Components 0.8%
Bayerische Motoren Werke AG	52,349	2,817,726
Daimler AG - Reg’d *	146,006	7,887,532
Volkswagen AG	5,917	561,166

		11,266,424

Banks 0.1%
Commerzbank AG (b)*	122,528	1,109,187

Capital Goods 1.1%
MAN SE	16,017	1,491,475
Siemens AG - Reg’d	135,451	13,249,860

		14,741,335

Consumer Durables & Apparel 0.1%
Adidas AG	33,995	1,843,987

Diversified Financials 0.7%
Deutsche Bank AG - Reg’d	102,310	7,143,916
Deutsche Boerse AG	33,755	2,365,192

		9,509,108

Food & Staples Retailing 0.1%
Metro AG	20,225	1,123,475

Health Care Equipment & Services 0.1%
Fresenius Medical Care AG & Co. KGaA	29,500	1,618,075

Household & Personal Products 0.1%
Beiersdorf AG	16,031	949,487

Insurance 0.9%
Allianz SE - Reg’d	75,402	8,756,416
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	33,094	4,592,247

		13,348,663

Materials 1.0%
BASF SE	151,354	8,850,389
Linde AG	27,102	3,186,438
ThyssenKrupp AG	54,528	1,624,237

		13,661,064

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG	135,373	7,792,476
Merck KGaA	10,200	909,012

		8,701,488

Software & Services 0.5%
SAP AG	145,232	6,634,884

Telecommunication Services 0.5%
Deutsche Telekom AG - Reg’d	490,866	6,598,800

Transportation 0.2%
Deutsche Post AG - Reg’d	139,586	2,432,162

Utilities 1.0%
E.ON AG	316,382	9,463,028
RWE AG	68,176	4,815,166

		14,278,194

		107,816,333

Greece 0.1%

Banks 0.1%
National Bank of Greece S.A. *	80,846	1,180,536

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A.	27,624	651,448

		1,831,984

Hong Kong 2.1%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	582,000	1,496,463
Hang Seng Bank Ltd.	117,136	1,623,693

		3,120,156

Capital Goods 0.2%
Hutchison Whampoa Ltd.	357,370	2,364,605

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	182,318	3,002,538

Real Estate 0.8%
Cheung Kong (Holdings) Ltd.	239,256	2,892,251
Hang Lung Properties Ltd.	313,000	1,308,090

 3

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Henderson Land Development Co., Ltd.	159,000	990,080
Sun Hung Kai Properties Ltd.	252,604	3,716,619
Swire Pacific Ltd., Class A	122,890	1,495,839
The Wharf Holdings Ltd.	221,000	1,210,767

		11,613,646

Retailing 0.2%
Li & Fung Ltd.	434,000	1,997,073

Transportation 0.1%
MTR Corp., Ltd.	213,500	750,816

Utilities 0.4%
CLP Holdings Ltd.	328,080	2,424,350
Hong Kong & China Gas Co., Ltd.	709,720	1,774,849
Hongkong Electric Holdings Ltd.	211,000	1,278,125

		5,477,324

		28,326,158

Ireland 0.3%

Materials 0.2%
CRH plc	115,056	2,398,694

Media 0.1%
WPP plc	204,396	2,173,518

		4,572,212

Italy 3.4%

Automobiles & Components 0.1%
Fiat S.p.A.	129,591	1,659,702

Banks 1.2%
Banca Monte dei Paschi di Siena S.p.A. *	595,701	781,729
Intesa Sanpaolo	1,588,191	5,241,891
UniCredit S.p.A.	3,175,851	8,882,041
Unione di Banche Italiane S.C.P.A.	102,112	1,095,223

		16,000,884

Capital Goods 0.1%
Finmeccanica S.p.A.	62,819	689,608

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	27,738	721,196

Diversified Financials 0.0%
Mediobanca S.p.A. *	75,844	680,515

Energy 0.9%
Eni S.p.A.	461,565	9,431,978
Saipem S.p.A.	40,507	1,455,192
Tenaris S.A.	74,437	1,486,797

		12,373,967

Insurance 0.3%
Assicurazioni Generali S.p.A.	218,969	4,401,658

Telecommunication Services 0.1%
Telecom Italia S.p.A.	1,629,658	2,074,133

Transportation 0.1%
Atlantia S.p.A.	46,907	918,371

Utilities 0.5%
Enel S.p.A.	1,058,480	5,189,220
Snam Rete Gas S.p.A.	287,008	1,346,460

		6,535,680

		46,055,714

Japan 15.7%

Automobiles & Components 2.3%
Bridgestone Corp.	103,857	1,855,636
Denso Corp.	74,500	2,133,111
Honda Motor Co., Ltd.	261,739	8,281,013
Nissan Motor Co., Ltd. *	348,296	2,666,667
Suzuki Motor Corp.	57,800	1,209,820
Toyota Motor Corp.	442,103	15,519,537

		31,665,784

Banks 1.7%
Mitsubishi UFJ Financial Group, Inc.	2,234,709	11,070,705
Mizuho Financial Group, Inc.	3,103,934	5,031,623
Resona Holdings, Inc.	88,700	970,758
Sumitomo Mitsui Financial Group, Inc.	225,146	6,938,821

		24,011,907

Capital Goods 2.1%
Daikin Industries Ltd.	41,300	1,533,057
Fanuc Ltd.	30,500	3,600,475
Itochu Corp.	216,000	1,681,112
Komatsu Ltd.	140,609	2,946,032
Kubota Corp.	156,000	1,232,403
Mitsubishi Corp.	239,300	5,164,632
Mitsubishi Electric Corp.	319,000	2,775,119
Mitsubishi Heavy Industries Ltd.	547,000	2,046,950
Mitsui & Co., Ltd.	274,300	3,519,198
Nidec Corp.	16,800	1,579,397
Sumitomo Corp.	183,000	1,942,271
Sumitomo Electric Industries Ltd.	116,900	1,363,497

		29,384,143

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	94,000	1,134,611
Secom Co., Ltd.	33,500	1,538,954

		2,673,565

Consumer Durables & Apparel 0.8%
Panasonic Corp.	314,312	4,153,226
Sharp Corp.	141,785	1,552,223
Sony Corp.	164,600	5,149,585

		10,855,034

Diversified Financials 0.3%
Nomura Holdings, Inc.	612,200	3,442,584

Energy 0.1%
Inpex Corp.	136	665,292

Food & Staples Retailing 0.2%
Seven & i Holdings Co., Ltd.	122,203	2,916,872

Food, Beverage & Tobacco 0.3%
Japan Tobacco, Inc.	772	2,484,577
Kirin Holdings Co., Ltd.	146,000	1,945,612

		4,430,189

Health Care Equipment & Services 0.1%
Terumo Corp.	25,000	1,313,108

4

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.1%
Kao Corp.	85,619	2,024,598

Insurance 0.4%
MS&AD Insurance Group Holdings, Inc.	88,262	1,953,142
Tokio Marine Holdings, Inc.	126,499	3,458,465

		5,411,607

Materials 0.7%
JFE Holdings, Inc.	75,700	2,341,182
Nippon Steel Corp.	870,000	2,967,459
Shin-Etsu Chemical Co., Ltd.	64,560	3,207,739
Sumitomo Metal Industries Ltd.	593,000	1,432,041

		9,948,421

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Astellas Pharma, Inc.	71,370	2,413,823
Chugai Pharmaceutical Co., Ltd.	32,900	575,756
Daiichi Sankyo Co., Ltd.	108,100	2,009,303
Eisai Co., Ltd.	40,000	1,363,631
Takeda Pharmaceutical Co., Ltd.	119,900	5,502,025

		11,864,538

Real Estate 0.4%
Mitsubishi Estate Co., Ltd.	196,502	2,767,193
Mitsui Fudosan Co., Ltd.	139,777	2,068,417

		4,835,610

Retailing 0.1%
Fast Retailing Co., Ltd.	9,000	1,353,047

Semiconductors & Semiconductor Equipment 0.1%
Tokyo Electron Ltd.	28,700	1,539,288

Software & Services 0.4%
Nintendo Co., Ltd.	17,739	4,952,140
Yahoo! Japan Corp.	2,178	835,268

		5,787,408

Technology Hardware & Equipment 2.0%
Canon, Inc.	182,195	7,891,911
FUJIFILM Holdings Corp.	72,811	2,267,388
Fujitsu Ltd.	312,000	2,211,052
Hitachi Ltd. *	692,079	2,872,208
Hoya Corp.	72,607	1,723,383
Keyence Corp.	6,200	1,425,483
Kyocera Corp.	26,600	2,369,868
Murata Manufacturing Co., Ltd.	31,574	1,560,289
Ricoh Co., Ltd.	102,000	1,408,707
Toshiba Corp. *	627,178	3,280,975

		27,011,264

Telecommunication Services 1.0%
KDDI Corp.	484	2,359,564
Nippon Telegraph & Telephone Corp.	87,678	3,646,686
NTT DoCoMo, Inc.	2,404	3,819,298
SOFTBANK Corp.	142,900	4,262,886

		14,088,434

Transportation 0.4%
Central Japan Railway Co.	268	2,179,827
East Japan Railway Co.	56,860	3,654,314

		5,834,141

Utilities 1.1%
Chubu Electric Power Co., Inc.	107,900	2,671,417
Kyushu Electric Power Co., Inc.	64,493	1,457,740
The Kansai Electric Power Co., Inc.	122,000	2,954,525
The Tokyo Electric Power Co., Inc.	187,390	5,139,543
Tohoku Electric Power Co., Inc.	72,800	1,569,447
Tokyo Gas Co., Ltd.	395,201	1,792,096

		15,584,768

		216,641,602

Netherlands 2.7%

Capital Goods 0.5%
European Aeronautic Defence & Space Co. *	65,102	1,542,613
Koninklijke Philips Electronics N.V.	160,481	4,988,865

		6,531,478

Diversified Financials 0.4%
ING Groep N.V. CVA *	639,513	6,132,859

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	194,336	2,495,476

Food, Beverage & Tobacco 0.8%
Heineken Holding N.V.	17,017	667,197
Heineken N.V.	39,103	1,769,829
Unilever N.V.	285,304	8,391,497

		10,828,523

Insurance 0.1%
Aegon N.V. *	251,125	1,508,395

Materials 0.2%
Akzo Nobel N.V.	38,912	2,289,981

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	69,218	2,221,590

Telecommunication Services 0.3%
Koninklijke (Royal) KPN N.V.	269,026	3,738,349

Transportation 0.1%
TNT N.V.	63,119	1,881,414

		37,628,065

Norway 0.6%

Banks 0.1%
DnB NOR A.S.A.	143,336	1,773,668

Energy 0.3%
Statoil A.S.A.	198,511	4,014,935

Telecommunication Services 0.2%
Telenor A.S.A.	129,238	1,988,963

		7,777,566

Portugal 0.2%

Energy 0.1%
Galp Energia, SGPS, S.A., B Shares	44,444	726,732

 5

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.1%
EDP - Energias de Portugal S.A.	451,730	1,485,318

		2,212,050

Singapore 1.1%

Banks 0.6%
DBS Group Holdings Ltd.	277,246	2,942,539
Oversea-Chinese Banking Corp., Ltd.	458,552	3,051,554
United Overseas Bank Ltd.	194,233	2,841,468

		8,835,561

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	277,000	1,279,577

Real Estate 0.1%
Capitaland Ltd.	503,000	1,468,180

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,216,237	2,795,476

Transportation 0.1%
Singapore Airlines Ltd.	87,000	1,000,955

		15,379,749

Spain 4.1%

Banks 2.0%
Banco Bilbao Vizcaya Argentaria S.A.	614,226	8,236,713
Banco Popular Espanol S.A.	164,996	1,090,167
Banco Santander S.A.	1,368,939	17,784,035

		27,110,915

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	33,875	1,467,764

Diversified Financials 0.0%
Criteria Caixacorp S.A.	111,160	542,298

Energy 0.2%
Compania Espanola de Petroleos S.A.	5,578	125,308
Repsol YPF S.A.	129,353	3,049,994

		3,175,302

Insurance 0.0%
Mapfre S.A.	104,454	343,572

Retailing 0.2%
Industria de Diseno Textil S.A.	36,597	2,420,961

Telecommunication Services 1.1%
Telefonica S.A.	663,063	15,015,298

Transportation 0.1%
Abertis Infraestructuras S.A.	55,176	931,228

Utilities 0.4%
Gas Natural SDG S.A.	42,673	712,485
Iberdrola Renovables S.A.	135,889	475,005
Iberdrola S.A.	655,653	4,613,455

		5,800,945

		56,808,283

Sweden 2.1%

Banks 0.7%
Nordea Bank AB	534,929	5,338,695
Skandinaviska Enskilda Banken AB, A Shares	271,211	1,861,451
Svenska Handelsbanken AB, A Shares	78,297	2,243,614

		9,443,760

Capital Goods 0.4%
Atlas Copco AB, A Shares	107,348	1,755,697
Sandvik AB	171,265	2,213,355
Volvo AB, B Shares *	188,427	2,348,293

		6,317,345

Retailing 0.4%
Hennes & Mauritz AB, B Shares	159,326	5,022,295

Technology Hardware & Equipment 0.4%
Telefonaktiebolaget LM Ericsson, B Shares	505,419	5,576,874

Telecommunication Services 0.2%
TeliaSonera AB	356,757	2,579,675

		28,939,949

Switzerland 8.4%

Capital Goods 0.6%
ABB Ltd. - Reg’d *	386,974	7,811,371

Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg’d	23,517	1,199,030
SGS S.A. - Reg’d	754	1,059,339

		2,258,369

Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A., Series A	51,737	2,019,899

Diversified Financials 1.4%
Credit Suisse Group AG - Reg’d	171,397	7,768,981
GAM Holding Ltd. *	34,082	394,246
UBS AG - Reg’d *	636,668	10,807,548

		18,970,775

Food, Beverage & Tobacco 2.2%
Nestle S.A. - Reg’d	603,706	29,839,345

Insurance 0.6%
Swiss Reinsurance Co., Ltd. - Reg’d	60,234	2,773,769
Zurich Financial Services AG	24,579	5,736,173

		8,509,942

Materials 0.4%
Holcim Ltd. - Reg’d	42,300	2,824,853
Syngenta AG - Reg’d	15,671	3,461,108

		6,285,961

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Novartis AG - Reg’d	435,432	21,167,727
Roche Holding AG	115,838	15,061,954
Roche Holding AG - Bearer Shares	4,288	602,886

		36,832,567

6

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Swisscom AG - Reg’d	3,760	1,408,178

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	8,541	916,304

Utilities 0.0%
Alpiq Holding AG - Reg’d (b)	621	227,714

		115,080,425

United Kingdom 20.8%

Banks 4.1%
Barclays plc	2,000,071	10,358,950
HSBC Holdings plc	2,894,312	29,432,932
Lloyds Banking Group plc *	6,504,133	7,020,013
Royal Bank of Scotland Group plc *	2,730,432	2,137,618
Standard Chartered plc	273,300	7,896,119

		56,845,632

Capital Goods 0.4%
BAE Systems plc	579,039	2,838,907
Rolls-Royce Group plc *	311,633	2,836,122
Rolls-Royce Group plc, C Shares (a) (c)*	26,721,990	41,931

		5,716,960

Consumer Services 0.2%
Compass Group plc	313,994	2,610,644

Energy 4.3%
BG Group plc	557,006	8,932,768
BP plc	3,096,238	19,800,701
Royal Dutch Shell plc, B Share	442,466	11,689,629
Royal Dutch Shell plc, Class A	588,320	16,221,500
Tullow Oil plc	143,761	2,776,840

		59,421,438

Food & Staples Retailing 0.7%
Tesco plc	1,328,146	8,144,666
William Morrison Supermarkets plc	342,461	1,424,090

		9,568,756

Food, Beverage & Tobacco 2.5%
Associated British Foods plc	56,501	909,986
British American Tobacco plc	331,163	11,393,605
Diageo plc	415,284	7,207,003
Imperial Tobacco Group plc	168,975	4,781,425
SABMiller plc	151,890	4,611,630
Unilever plc	212,937	6,049,822

		34,953,471

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	100,083	4,907,180

Insurance 0.5%
Aviva plc	449,538	2,517,336
Prudential plc	426,503	3,711,582

		6,228,918

Materials 2.8%
Anglo American plc *	219,382	8,674,626
Antofagasta plc	62,400	966,680
BHP Billiton plc	364,441	11,164,469
Rio Tinto plc	248,690	12,871,119
Xstrata plc	318,525	5,066,843

		38,743,737

Media 0.3%
British Sky Broadcasting Group plc	171,592	1,914,237
Pearson plc	130,334	2,026,342

		3,940,579

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
AstraZeneca plc	239,317	11,999,330
GlaxoSmithKline plc	855,286	14,932,972
Shire plc	95,762	2,190,375

		29,122,677

Telecommunication Services 1.7%
BT Group plc	1,259,132	2,813,036
Vodafone Group plc	8,694,451	20,272,764

		23,085,800

Utilities 0.8%
Centrica plc	854,962	4,075,057
National Grid plc	557,516	4,465,893
Scottish & Southern Energy plc	154,564	2,689,461

		11,230,411

		286,376,203

United States 0.1%

Health Care Equipment & Services 0.1%
Synthes, Inc.	10,189	1,172,666

Total Common Stock
(Cost $1,091,905,304)		1,366,002,924

Preferred Stock 0.3% of net assets

Germany 0.3%

Automobiles & Components 0.3%
Porsche Automobil Holding SE	13,600	691,762
Volkswagen AG	27,853	2,951,003

Total Preferred Stock
(Cost $4,246,230)		3,642,765

Warrants 0.0% of net assets

Hong Kong 0.0%
Henderson Land Development Ltd. *	31,800	4,913

Italy 0.0%
UBI Banca S.C.P.A. *	102,112	1,943

Total Warrants
(Cost $13,912)		6,856

 7

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.0% of net assets

United States 0.0%
iShares MSCI EAFE Index Fund	10,000	519,200

Total Other Investment Company
(Cost $516,164)		519,200

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
HSBC Bank USA
0.03%, 08/02/10	3,366,768	3,366,768

Total Short-Term Investment
(Cost $3,366,768)		3,366,768

End of Investments.

	Number	% of Net
Security	of Shares	Assets

Collateral Invested for Securities on Loan 0.5% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	7,083,398	7,083,398

Total Collateral Invested for Securities on Loan
(Cost $7,083,398)		7,083,398

End of collateral invested for securities on loan.

At 07/31/10, the tax basis cost of the fund’s investments was $1,106,307,057 and the unrealized appreciation and depreciation were $414,722,009 and ($147,490,554), respectively, with a net unrealized appreciation of $267,231,455.

At 07/31/10, the values of certain foreign securities held by the fund aggregating $1,221,836,365 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. At the period end, the value of these amounted to $41,931 or 0.0% of net assets.

CVA —	Dutch Certificate.
Reg’d —	Registered

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the

8

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$643,747,569	$—	$643,747,569
Canada(a)	128,567,247	—	—	128,567,247
France(a)	—	142,220,665	—	142,220,665
Commercial & Professional Supplies	466,624	—	—	466,624
Germany(a)	—	106,866,846	—	106,866,846
Household & Personal Products	949,487	—	—	949,487
Spain(a)	—	29,697,368	—	29,697,368
Banks	17,784,035	9,326,880	—	27,110,915
United Kingdom(a)	—	280,659,243	—	280,659,243
Capital Goods	—	5,675,029	41,931	5,716,960
Preferred Stock(a)	—	3,642,765	—	3,642,765
Warrants	6,855	—	—	6,855
Other Investment Company	519,200	—	—	519,200
Short-Term Investment(a)	—	3,366,768	—	3,366,768

Total	$148,293,448	$1,225,203,133	$41,931	$1,373,538,512

Other Financial Instruments
Collateral Invested for Securities on Loan	$7,083,398	$—	$—	$7,083,398

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance						Balance
	as of	Accrued		Change in	Net	Net	as of
	October 31,	Discounts	Realized	Unrealized	Purchases	Transfers	July 31,
Investments in Securities	2009	(Premiums)	Gain (Loss)	Gains (Losses)	(Sales)	in/out	2010

Common Stock
United Kingdom	$29,238	$—	$136	$779	$11,778	$—	$41,931

Total	$29,238	$—	$136	$779	$11,778	$—	$41,931

REG46820JUL10

 9

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.3%	Common Stock	328,882,260	372,767,431
0.7%	Foreign Common Stock	3,275,622	2,870,409
2.6%	Other Investment Company	9,926,038	9,926,038
0.2%	Short-Term Investment	594,943	594,944

99.8%	Total Investments	342,678,863	386,158,822
0.2%	Other Assets and Liabilities, Net		729,718

100.0%	Net Assets		386,888,540

	Number	Value
Security	of Shares	($)

Common Stock 96.3% of net assets

Automobiles & Components 0.3%
Winnebago Industries, Inc. *	129,817	1,356,588

Banks 6.0%
Bank of the Ozarks, Inc.	68,066	2,549,072
Comerica, Inc.	15,200	583,072
East West Bancorp, Inc.	137,203	2,138,995
First Horizon National Corp. *	91,198	1,046,041
Fulton Financial Corp.	143,600	1,308,196
Glacier Bancorp, Inc.	144,636	2,311,283
KeyCorp	220,200	1,862,892
New York Community Bancorp, Inc.	82,846	1,429,922
People’s United Financial, Inc.	42,196	583,992
Pinnacle Financial Partners, Inc. *	74,700	753,723
Synovus Financial Corp.	810,840	2,124,401
TCF Financial Corp.	119,200	1,888,128
Umpqua Holdings Corp.	288,500	3,614,905
Wilmington Trust Corp.	97,655	990,222

		23,184,844

Capital Goods 8.5%
Actuant Corp., Class A	40,700	839,234
BE Aerospace, Inc. *	37,700	1,108,380
Ceradyne, Inc. *	117,900	2,741,175
Colfax Corp. *	82,562	1,069,178
Dover Corp.	32,400	1,554,228
EMCOR Group, Inc. *	45,320	1,178,773
ESCO Technologies, Inc.	48,124	1,434,576
Global Defense Technology & Systems, Inc. *	40,700	493,284
HEICO Corp.	47,625	1,882,616
Hexcel Corp. *	128,300	2,397,927
Jacobs Engineering Group, Inc. *	31,507	1,152,211
Joy Global, Inc.	34,500	2,048,265
Kennametal, Inc.	51,600	1,413,324
MSC Industrial Direct Co., Inc., Class A	25,600	1,289,984
Nordson Corp.	9,200	580,060
Regal-Beloit Corp.	12,200	742,126
Rockwell Collins, Inc.	27,000	1,543,320
SPX Corp.	31,760	1,891,626
Terex Corp. *	98,739	1,949,108
WABCO Holdings, Inc. *	61,000	2,359,480
Wabtec Corp.	50,915	2,271,318
Watsco, Inc.	19,200	1,069,632

		33,009,825

Commercial & Professional Supplies 2.9%
Clean Harbors, Inc. *	35,200	2,223,232
EnergySolutions, Inc.	660,100	3,320,303
The Advisory Board Co. *	78,235	3,431,387
The Corporate Executive Board Co.	86,916	2,448,424

		11,423,346

Consumer Durables & Apparel 3.0%
Columbia Sportswear Co.	62,900	3,082,729
Fortune Brands, Inc.	26,600	1,167,208
Harman International Industries, Inc. *	38,095	1,158,469
Lennar Corp., Class A	62,100	917,217
Liz Claiborne, Inc. *	214,127	1,014,962
M.D.C. Holdings, Inc.	44,664	1,300,616
Maidenform Brands, Inc. *	26,500	657,995
Steven Madden Ltd. *	19,150	739,764
The Warnaco Group, Inc. *	17,500	730,975
Toll Brothers, Inc. *	50,600	878,416

		11,648,351

Consumer Services 4.2%
BJ’s Restaurants, Inc. *	105,180	2,682,090
Burger King Holdings, Inc.	101,300	1,750,464
Capella Education Co. *	15,000	1,393,800
Domino’s Pizza, Inc. *	175,331	2,242,483
Grand Canyon Education, Inc. *	62,286	1,511,681
International Speedway Corp., Class A	49,712	1,287,541
Marriott International, Inc., Class A	29,243	991,630
Orient-Express Hotels Ltd., Class A *	65,200	593,972
Steiner Leisure Ltd. *	20,600	875,706
Texas Roadhouse, Inc. *	145,487	1,961,165
WMS Industries, Inc. *	23,300	897,283

		16,187,815

 1

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 2.2%
CBOE Holdings, Inc. *	26,300	699,580
GAMCO Investors, Inc., Class A	47,774	1,922,426
Invesco Ltd.	55,405	1,082,614
Knight Capital Group, Inc., Class A *	136,960	1,969,485
Portfolio Recovery Associates, Inc. *	11,700	815,256
Raymond James Financial, Inc.	82,997	2,214,360
Teton Advisors, Inc., Class A *	1,198	11,081

		8,714,802

Energy 7.2%
Bill Barrett Corp. *	192,121	6,797,241
Cameron International Corp. *	36,500	1,445,035
Concho Resources, Inc. *	16,700	1,001,666
CONSOL Energy, Inc.	25,900	970,732
Denbury Resources, Inc. *	90,000	1,425,600
Murphy Oil Corp.	18,750	1,026,563
Oceaneering International, Inc. *	43,200	2,137,536
Petrohawk Energy Corp. *	81,400	1,283,678
Precision Drilling Corp. *	284,659	2,149,175
Rosetta Resources, Inc. *	41,900	924,733
TETRA Technologies, Inc. *	237,700	2,476,834
Unit Corp. *	88,300	3,611,470
VAALCO Energy, Inc. *	263,100	1,570,707
Weatherford International Ltd. *	66,500	1,077,300

		27,898,270

Food & Staples Retailing 0.8%
BJ’s Wholesale Club, Inc. *	23,600	1,074,980
United Natural Foods, Inc. *	61,574	2,076,891

		3,151,871

Food, Beverage & Tobacco 2.5%
Diamond Foods, Inc.	34,400	1,532,176
Molson Coors Brewing Co., Class B	26,100	1,174,761
The Hain Celestial Group, Inc. *	95,300	2,007,018
The J.M. Smucker Co.	27,900	1,713,897
TreeHouse Foods, Inc. *	67,426	3,215,546

		9,643,398

Health Care Equipment & Services 8.4%
Air Methods Corp. *	76,300	2,422,525
Allscripts-Misys Healthcare Solutions, Inc. *	204,300	3,409,767
Analogic Corp.	37,934	1,724,859
ArthroCare Corp. *	23,200	621,296
Beckman Coulter, Inc.	23,800	1,090,754
Catalyst Health Solutions, Inc. *	14,700	508,326
Cyberonics, Inc. *	34,500	821,790
Greatbatch, Inc. *	56,100	1,266,738
Health Management Associates, Inc., Class A *	315,793	2,261,078
HMS Holdings Corp. *	13,900	782,848
MedAssets, Inc. *	36,700	859,147
NuVasive, Inc. *	71,927	2,357,048
Quality Systems, Inc.	38,406	2,109,257
Sirona Dental Systems, Inc. *	19,700	606,366
SXC Health Solutions Corp. *	10,900	740,110
Teleflex, Inc.	40,995	2,323,187
Thoratec Corp. *	102,500	3,769,950
Volcano Corp. *	48,300	1,065,981
Wright Medical Group, Inc. *	200,400	3,128,244
Zoll Medical Corp. *	21,100	558,306

		32,427,577

Household & Personal Products 0.7%
WD-40 Co.	74,700	2,716,092

Insurance 1.2%
Arch Capital Group Ltd. *	20,954	1,639,860
Assurant, Inc.	48,010	1,790,293
PartnerRe Ltd.	18,000	1,302,660

		4,732,813

Materials 5.7%
Brush Engineered Materials, Inc. *	166,400	3,968,640
Commercial Metals Co.	137,300	1,975,747
Cytec Industries, Inc.	49,950	2,493,504
Horsehead Holding Corp. *	153,600	1,176,576
International Flavors & Fragrances, Inc.	43,000	1,951,340
Landec Corp. *	165,000	1,064,250
Minerals Technologies, Inc.	59,000	3,078,030
Pactiv Corp. *	62,300	1,895,166
Royal Gold, Inc.	43,999	1,941,676
Texas Industries, Inc.	70,583	2,343,355

		21,888,284

Media 1.7%
DreamWorks Animation SKG, Inc., Class A *	70,700	2,203,012
Morningstar, Inc. *	55,177	2,483,517
The E.W. Scripps Co., Class A *	261,680	2,056,805

		6,743,334

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
Alexion Pharmaceuticals, Inc. *	17,800	967,608
Alkermes, Inc. *	341,900	4,410,510
Covance, Inc. *	40,000	1,550,400
eResearch Technology, Inc. *	146,700	1,188,270
Inspire Pharmaceuticals, Inc. *	398,900	2,014,445
Isis Pharmaceuticals, Inc. *	227,900	2,253,931
King Pharmaceuticals, Inc. *	135,600	1,187,856
Myriad Genetics, Inc. *	141,200	2,048,812
Pharmaceutical Product Development, Inc.	104,200	2,527,892
Salix Pharmaceuticals Ltd. *	38,700	1,641,267
Thermo Fisher Scientific, Inc. *	20,800	933,088
United Therapeutics Corp. *	26,784	1,309,470

		22,033,549

Real Estate 4.9%
BioMed Realty Trust, Inc.	134,152	2,420,102

2

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Boston Properties, Inc.	6,400	524,160
Colonial Properties Trust	107,608	1,734,641
Digital Realty Trust, Inc.	16,160	1,021,635
Federal Realty Investment Trust	13,800	1,079,022
Health Care REIT, Inc.	27,000	1,223,370
Jones Lang LaSalle, Inc.	15,800	1,223,868
Kilroy Realty Corp.	36,160	1,214,253
LaSalle Hotel Properties	102,052	2,420,673
Liberty Property Trust	35,505	1,125,509
Redwood Trust, Inc.	166,430	2,604,629
Washington Real Estate Investment Trust	78,105	2,370,487

		18,962,349

Retailing 5.9%
1-800-FLOWERS.COM, Inc., Class A *	353,600	788,528
Aaron’s, Inc.	63,933	1,161,023
Abercrombie & Fitch Co., Class A	48,800	1,802,672
American Eagle Outfitters, Inc.	106,200	1,307,322
Blue Nile, Inc. *	42,196	2,147,776
DSW, Inc., Class A *	94,609	2,517,545
Foot Locker, Inc.	127,900	1,738,161
hhgregg, Inc. *	36,600	742,614
HSN, Inc. *	29,500	867,300
Lumber Liquidators Holdings, Inc. *	70,635	1,753,161
Macy’s, Inc.	71,024	1,324,598
Tractor Supply Co.	61,400	4,267,914
Ulta Salon, Cosmetics & Fragrance, Inc. *	52,700	1,331,202
Vitamin Shoppe, Inc. *	36,400	994,448

		22,744,264

Semiconductors & Semiconductor Equipment 4.0%
Atheros Communications *	21,000	555,240
Avago Technologies Ltd. *	78,700	1,712,512
Broadcom Corp., Class A	31,900	1,149,357
Cavium Networks, Inc. *	20,300	544,649
Maxim Integrated Products, Inc.	71,675	1,256,463
Silicon Image, Inc. *	941,100	4,009,086
Ultratech, Inc. *	316,500	5,719,155
Volterra Semiconductor Corp. *	23,400	526,968

		15,473,430

Software & Services 11.6%
Blackboard, Inc. *	54,280	2,061,012
FactSet Research Systems, Inc.	31,536	2,365,200
Fair Isaac Corp.	167,000	3,982,950
Gartner, Inc. *	27,300	687,141
Global Payments, Inc.	79,200	2,988,216
GSI Commerce, Inc. *	45,200	1,017,904
Jack Henry & Associates, Inc.	28,100	713,740
LivePerson, Inc. *	131,100	922,944
LogMeIn, Inc. *	34,000	969,000
LoopNet, Inc. *	56,000	640,640
MercadoLibre, Inc. *	13,400	810,700
OpenTable, Inc. *	13,100	585,570
Openwave Systems, Inc. *	1,139,500	2,313,185
Parametric Technology Corp. *	165,000	2,960,100
RightNow Technologies, Inc. *	141,798	2,243,245
SS&C Technologies Holdings, Inc. *	42,200	721,620
TeleCommunication Systems, Inc., Class A *	483,400	1,735,406
TeleTech Holdings, Inc. *	147,300	2,047,470
The Ultimate Software Group, Inc. *	32,400	1,045,224
TIBCO Software, Inc. *	222,900	3,022,524
ValueClick, Inc. *	317,700	3,478,815
VASCO Data Security International, Inc. *	194,617	1,239,710
WebMD Health Corp. *	18,000	832,860
Websense, Inc. *	286,872	5,324,344

		44,709,520

Technology Hardware & Equipment 5.1%
3PAR, Inc. *	257,052	2,596,225
Acme Packet, Inc. *	79,243	2,239,407
Agilent Technologies, Inc. *	34,600	966,378
Avnet, Inc. *	43,300	1,088,995
Ciena Corp. *	102,200	1,337,798
Littelfuse, Inc. *	16,100	573,321
Netezza Corp. *	196,088	3,039,364
NETGEAR, Inc. *	107,054	2,569,296
Plantronics, Inc.	18,000	539,460
Plexus Corp. *	23,000	671,600
Polycom, Inc. *	18,500	549,080
QLogic Corp. *	73,200	1,165,344
Riverbed Technology, Inc. *	22,000	815,980
SeaChange International, Inc. *	156,564	1,402,814

		19,555,062

Telecommunication Services 0.6%
Cbeyond, Inc. *	144,645	2,202,943

Transportation 1.5%
Arkansas Best Corp.	86,400	1,950,048
Forward Air Corp.	92,427	2,684,080
Hub Group, Inc., Class A *	39,600	1,273,140

		5,907,268

Utilities 1.7%
Consolidated Edison, Inc.	22,085	1,018,560
Hawaiian Electric Industries, Inc.	91,635	2,158,004
PG&E Corp.	25,600	1,136,640
Wisconsin Energy Corp.	39,400	2,138,632

		6,451,836

Total Common Stock
(Cost $328,882,260)		372,767,431

Foreign Common Stock 0.7% of net assets

Singapore 0.3%

Semiconductors & Semiconductor Equipment 0.3%
Verigy Ltd. *	136,157	1,211,797

 3

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

United Kingdom 0.4%

Insurance 0.4%
Willis Group Holdings plc	54,203	1,658,612

Total Foreign Common Stock
(Cost $3,275,622)		2,870,409

Other Investment Company 2.6% of net assets

Money Fund 2.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	9,926,038	9,926,038

Total Other Investment Company
(Cost $9,926,038)		9,926,038

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

U.S. Treasury Obligation 0.2%
U.S. Treasury Bills
0.08%, 09/16/10 (a)	595,000	594,944

Total Short-Term Investment
(Cost $594,943)		594,944

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $350,545,582, and the unrealized appreciation and depreciation were $53,730,285 and ($18,117,045), respectively, with a net appreciation of $35,613,240.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust.
USD —	Unified school district

In addition to the above, the fund held the following at 07/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 09/17/10	115	7,470,400	388,499

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

4

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$364,052,629	$—	$—	$364,052,629
Diversified Financials	8,703,721	11,081	—	8,714,802
Foreign Common Stock(a)	2,870,409	—	—	2,870,409
Other Investment Company(a)	9,926,038	—	—	9,926,038
Short-Term Investment(a)	—	594,944	—	594,944

Total	$385,552,797	$606,025	$—	$386,158,822

Other Financial Instruments
Futures Contract*	$388,499	$—	$—	$388,499

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into equity index futures contracts (“futures”) during the period ended July 31, 2010. The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG46829JUL10

 5

Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings As of July 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.0%	Common Stock	1,302,892,303	1,500,400,223
3.3%	Other Investment Companies	50,903,885	50,942,028
—%	Warrants	—	17,226
0.2%	Short-Term Investment	3,624,653	3,624,660
—%	Corporate Bond	117,898	131,693

99.5%	Total Investments	1,357,538,739	1,555,115,830
0.5%	Other Assets and Liabilities, Net		8,238,759

100.0%	Net Assets		1,563,354,589

	Number	Value
Security	of Shares	($)

Common Stock 96.0% of net assets

Australia 4.0%

Capital Goods 0.2%
Bradken Ltd.	366,271	2,552,006

Commercial & Professional Supplies 1.1%
Brambles Ltd.	1,367,900	6,692,487
Downer EDI Ltd.	331,875	1,493,933
Seek Ltd.	379,556	2,601,007
Transfield Services Ltd.	2,239,080	6,526,403

		17,313,830

Food, Beverage & Tobacco 0.3%
Coca-Cola Amatil Ltd.	88,000	913,435
Foster’s Group Ltd.	670,600	3,501,470

		4,414,905

Health Care Equipment & Services 0.2%
Ansell Ltd.	206,421	2,399,416
Cochlear Ltd.	11,600	741,635

		3,141,051

Materials 1.2%
Amcor Ltd.	316,500	1,882,123
BHP Billiton Ltd. ADR	204,700	14,785,481
Mount Gibson Iron Ltd. *	331,225	499,833
PanAust Ltd. *	3,740,134	1,934,440

		19,101,877

Real Estate 0.6%
Commonwealth Property Office Fund	12,035,187	10,093,227

Retailing 0.4%
David Jones Ltd.	1,270,673	5,531,883

		62,148,779

Austria 0.0%

Capital Goods 0.0%
Andritz AG	10,400	651,397

Bahamas 0.0%

Energy 0.0%
Petrominerales Ltd.	21,007	595,033

Belgium 0.4%

Capital Goods 0.1%
Bekaert N.V.	4,336	943,648

Food & Staples Retailing 0.1%
Colruyt S.A.	7,939	1,955,695

Telecommunication Services 0.2%
Telenet Group Holding N.V. *	99,292	2,844,333

		5,743,676

Bermuda 0.3%

Food, Beverage & Tobacco 0.1%
Bunge Ltd.	37,350	1,854,427

Insurance 0.2%
PartnerRe Ltd.	32,875	2,379,164

		4,233,591

Brazil 2.2%

Capital Goods 0.0%
Mills Estruturas e Servicos de Engenharia S.A. *	76,285	638,455

Consumer Durables & Apparel 0.4%
Cia. Hering	64,700	2,168,929
Cyrela Brazil Realty S.A.	112,300	1,582,850
MRV Engenharia e Participacoes S.A.	98,535	883,499
PDG Realty S.A. Empreendimentos e Participacoes	130,700	1,391,121

		6,026,399

Diversified Financials 0.0%
GP Investments Ltd. BDR *	69,091	274,980

Energy 0.4%
OGX Petroleo e Gas Participacoes S.A. *	173,800	1,837,015
Petroleo Brasileiro S.A. - Petrobras *	201,867	3,677,404

		5,514,419

Food, Beverage & Tobacco 0.0%
SLC Agricola S.A.	49,300	421,859

 1

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.1%
Diagnosticos da America S.A.	69,000	663,401
OdontoPrev S.A.	60,800	570,389

		1,233,790

Household & Personal Products 0.2%
Natura Cosmeticos S.A.	110,300	2,865,994

Insurance 0.0%
Amil Participacoes S.A.	43,700	377,667

Materials 0.8%
Duratex SA	83,600	876,973
Vale S.A. ADR	412,475	11,466,805

		12,343,778

Real Estate 0.1%
BR Malls Participacoes S.A.	38,800	577,764
BR Properties S.A.	96,509	768,209

		1,345,973

Retailing 0.1%
Lojas Renner S.A.	43,400	1,454,892

Software & Services 0.0%
Totvs S.A.	6,700	491,072

Transportation 0.1%
Localiza Rent a Car S.A.	100,300	1,386,909

		34,376,187

Canada 6.7%

Banks 0.5%
Canadian Western Bank	29,328	740,867
Home Capital Group, Inc.	48,093	2,148,642
The Toronto-Dominion Bank	60,919	4,335,231

		7,224,740

Consumer Durables & Apparel 0.1%
Gildan Activewear, Inc. *	35,600	1,097,904
Gildan Activewear, Inc., Sub Voting, Class A *	41,300	1,270,677

		2,368,581

Consumer Services 0.1%
Tim Hortons, Inc.	49,709	1,696,213

Energy 1.8%
Canadian Natural Resources Ltd.	139,950	4,817,079
Crescent Point Energy Corp.	41,741	1,538,414
Niko Resources Ltd.	25,664	2,767,982
Pacific Rubiales Energy Corp. *	146,250	3,508,122
Pason Systems, Inc.	551,500	5,900,978
PetroBakken Energy Ltd., Class A	73,825	1,619,331
Suncor Energy, Inc.	218,525	7,200,399
Trican Well Service Ltd.	41,247	625,897

		27,978,202

Health Care Equipment & Services 0.3%
SXC Health Solutions Corp. *	62,099	4,244,464

Insurance 0.1%
Intact Financial Corp.	23,100	1,052,482
Manulife Financial Corp.	63,200	1,005,512

		2,057,994

Materials 1.6%
Consolidated Thompson Iron Mines Ltd. *	155,669	1,247,714
Detour Gold Corp. (c) *	78,617	1,832,268
Detour Gold Corp. *	24,874	579,720
Equinox Minerals Ltd., CDI *	14,587	66,512
Grande Cache Coal Corp. *	179,169	974,228
Potash Corp. of Saskatchewan, Inc.	126,100	13,224,107
Quadra FNX Mining Ltd. *	95,745	1,159,501
Red Back Mining, Inc. *	86,321	2,184,789
SEMAFO, Inc. *	169,873	1,179,800
Ventana Gold Corp. *	142,778	1,140,224
Western Coal Corp. *	187,710	766,872

		24,355,735

Media 0.3%
Imax Corp. *	83,402	1,290,229
Thomson Reuters Corp.	100,300	3,750,335

		5,040,564

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biovail Corp.	9,000	197,010

Real Estate 0.7%
Brookfield Asset Management, Inc., Class A	171,438	4,301,379
Morguard Real Estate Investment Trust	223,790	2,808,123
Northern Property Real Estate Investment Trust	182,700	4,460,649

		11,570,151

Retailing 0.0%
Dollarama, Inc. *	12,400	309,502

Transportation 1.2%
Canadian National Railway Co.	156,000	9,823,320
Canadian Pacific Railway Ltd.	140,150	8,390,781

		18,214,101

		105,257,257

Cayman Islands 0.2%

Consumer Durables & Apparel 0.1%
Peak Sport Products Ltd.	2,026,000	1,421,900

Food, Beverage & Tobacco 0.1%
Shenguan Holdings Group Ltd.	1,500,000	1,369,885

		2,791,785

Chile 0.2%

Banks 0.1%
Banco Santander Chile ADR	21,967	1,823,481

Transportation 0.1%
Lan Airlines S.A.	75,807	1,810,496

		3,633,977

China 1.3%

Automobiles & Components 0.2%
Dongfeng Motor Group Co., Ltd., Class H	1,158,000	1,621,423

2

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Minth Group Ltd.	428,000	643,613

		2,265,036

Capital Goods 0.1%
Dongfang Electric Co., Ltd., Class H	87,800	302,809
Lonking Holdings Ltd.	669,000	507,990
Shanghai Electric Group Co., Ltd., Class H	972,736	458,525

		1,269,324

Consumer Durables & Apparel 0.2%
Anta Sports Products Ltd.	247,000	437,206
China Lilang Ltd.	1,638,000	1,816,072
Haier Electronics Group Co., Ltd. *	1,452,000	1,016,736
Shenzhou International Group	400,000	527,881

		3,797,895

Consumer Services 0.1%
Ajisen China Holdings Ltd.	840,000	989,022

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	55,500	479,101
Vinda International Holdings Ltd.	1,023,000	988,329

		1,467,430

Materials 0.4%
AMVIG Holdings Ltd.	7,606,000	4,214,014
China Zhongwang Holdings Ltd.	1,378,000	868,280
Xingda International Holdings Ltd.	1,580,000	1,070,043

		6,152,337

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Sino Biopharmaceutical Ltd.	1,156,000	441,110

Real Estate 0.1%
Agile Property Holdings Ltd.	462,000	603,177
KWG Property Holding Ltd.	2,047,500	1,522,744

		2,125,921

Software & Services 0.1%
Kingdee International Software Group Co., Ltd.	4,490,000	1,892,806

		20,400,881

Denmark 1.4%

Capital Goods 0.4%
FLSmidth & Co. A/S	96,674	6,882,419

Food, Beverage & Tobacco 0.1%
Danisco A/S	25,700	1,953,622

Health Care Equipment & Services 0.3%
Coloplast A/S, Class B	22,962	2,383,478
GN Store Nord A/S *	424,036	2,895,223

		5,278,701

Materials 0.4%
Christian Hansen Holding A/S *	158,535	2,739,266
Novozymes A/S, Class B	20,360	2,598,709

		5,337,975

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	29,300	2,506,986

Software & Services 0.0%
SimCorp A/S	3,218	535,053

		22,494,756

Egypt 0.1%

Banks 0.1%
Commercial International Bank Egypt S.A.E.	111,124	748,075

Capital Goods 0.0%
Orascom Construction Industries GDR	16,550	705,539

Diversified Financials 0.0%
Egyptian Financial Group-Hermes Holding S.A.E.	80,311	386,023

		1,839,637

Finland 0.4%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	48,091	1,348,971

Capital Goods 0.3%
Kone Oyj	87,077	3,974,014
Metso Corp. Oyj	35,200	1,387,751

		5,361,765

		6,710,736

France 7.5%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin, Class B	35,754	2,720,963

Banks 0.6%
BNP Paribas	151,986	10,389,394

Capital Goods 1.8%
Mersen S.A. (c)	221,645	8,162,667
Nexans S.A.	133,077	9,021,748
Rexel S.A. *	13,266	219,721
Safran S.A.	43,600	1,176,430
Schneider Electric S.A.	23,804	2,739,816
Societe Industrielle D’Aviations Latecoere S.A. (c)*	165,236	1,235,979
Vallourec S.A.	60,370	5,871,336

		28,427,697

Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	9,100	549,652
Edenred *	15,500	272,684

		822,336

Consumer Durables & Apparel 0.2%
Hermes International	11,724	2,009,494
LVMH Moet Hennessy Louis Vuitton S.A.	7,900	962,687

		2,972,181

Consumer Services 0.3%
Sodexo	73,600	4,633,962

 3

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.1%
Financiere Marc de Lacharriere S.A. (c)	49,384	1,907,363

Energy 0.1%
Technip S.A.	13,100	872,047

Food, Beverage & Tobacco 0.6%
DANONE S.A.	146,000	8,184,024
DANONE S.A. ADR	74,400	837,000

		9,021,024

Health Care Equipment & Services 0.2%
bioMerieux	9,966	1,012,174
Essilor International S.A.	32,233	2,016,079

		3,028,253

Household & Personal Products 0.2%
L’Oreal S.A.	31,564	3,308,295

Insurance 0.2%
Euler Hermes S.A. *	35,750	2,836,224

Materials 0.2%
Air Liquide S.A.	31,537	3,543,035

Media 1.7%
Eutelsat Communications	33,900	1,252,918
Havas S.A.	251,369	1,217,263
Ipsos	132,926	5,284,684
Publicis Groupe	210,800	9,505,764
Societe Television Francaise 1	575,000	9,143,583

		26,404,212

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Boiron S.A. (c)	95,466	3,414,961

Software & Services 0.1%
Alten	51,499	1,512,945

Technology Hardware & Equipment 0.6%
Neopost S.A.	130,910	10,122,268

Utilities 0.1%
EDF Energies Nouvelles S.A.	29,468	1,258,462

		117,195,622

Germany 6.4%

Automobiles & Components 0.9%
Bayerische Motoren Werke AG	50,900	2,739,732
Daimler AG - Reg’d *	135,487	7,319,275
ElringKlinger AG	160,385	4,309,012

		14,368,019

Capital Goods 1.4%
Bilfinger Berger AG	120,972	6,909,785
MAN SE	18,063	1,681,994
MTU Aero Engines Holding AG	168,468	9,811,652
Rational AG	19,610	3,214,792
Rheinmetall AG	16,746	1,006,160

		22,624,383

Consumer Durables & Apparel 0.1%
Adidas AG	21,400	1,160,798

Food, Beverage & Tobacco 0.2%
Asian Bamboo AG	64,855	2,663,767

Insurance 0.6%
Allianz SE - Reg’d	87,000	10,103,289

Materials 1.5%
BASF SE	86,252	5,043,565
BASF SE ADR	92,150	5,390,775
Lanxess AG	60,780	2,931,649
Symrise AG	376,410	9,383,265

		22,749,254

Media 0.3%
GfK SE (c)	107,813	4,032,136

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
QIAGEN N.V. *	147,740	2,747,410

Retailing 0.3%
Fielmann AG	60,840	4,806,970

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	180,252	1,219,830

Software & Services 0.4%
SAP AG	153,800	7,026,311

Technology Hardware & Equipment 0.3%
Wincor Nixdorf AG	93,920	5,288,844

Utilities 0.1%
RWE AG ADR	27,450	1,939,343

		100,730,354

Hong Kong 1.8%

Capital Goods 0.3%
Fong’s Industries Co., Ltd. (c)	9,394,000	4,006,583
Noble Group Ltd.	187,636	228,419

		4,235,002

Consumer Durables & Apparel 0.2%
Arts Optical International Holdings Ltd. (c)	4,324,000	2,087,544
Daphne International Holdings Ltd.	1,056,000	979,604

		3,067,148

Consumer Services 0.1%
Galaxy Entertainment Group Ltd. *	3,087,000	2,058,563

Energy 0.3%
CNOOC Ltd.	2,666,000	4,493,225

Food, Beverage & Tobacco 0.1%
China Yurun Food Group Ltd.	445,000	1,463,895

Retailing 0.2%
Li & Fung Ltd.	664,000	3,055,429

Semiconductors & Semiconductor Equipment 0.4%
ASM Pacific Technology Ltd.	671,900	6,143,734

Transportation 0.2%
Pacific Basin Shipping Ltd.	5,560,000	4,216,729

		28,733,725

India 1.5%

Automobiles & Components 0.1%
Apollo Tyres Ltd.	675,850	933,533
Bajaj Auto Ltd.	8,900	515,495

		1,449,028

4

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.3%
Axis Bank Ltd.	69,091	2,010,564
Housing Development Finance Corp., Ltd.	27,479	1,771,471
Yes Bank Ltd.	203,374	1,296,763

		5,078,798

Capital Goods 0.2%
IRB Infrastructure Developers Ltd.	297,893	1,867,022
Tata Motors Ltd.	115,769	2,113,210

		3,980,232

Consumer Durables & Apparel 0.1%
S. Kumars Nationwide Ltd. *	1,056,187	1,911,376

Diversified Financials 0.1%
Infrastructure Development Finance Co., Ltd.	202,901	816,569
Shriram Transport Finance Co., Ltd.	19,445	274,609

		1,091,178

Energy 0.1%
Reliance Industries Ltd.	57,162	1,245,084

Materials 0.2%
Asian Paints Ltd.	19,237	1,076,080
Jindal Steel & Power Ltd.	127,403	1,706,792

		2,782,872

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Glenmark Pharmaceuticals Ltd.	194,631	1,134,390
Lupin Ltd.	20,495	831,943
Strides Arcolab Ltd.	150,345	1,382,556

		3,348,889

Software & Services 0.2%
Infosys Technologies Ltd.	46,417	2,767,287

		23,654,744

Indonesia 1.0%

Automobiles & Components 0.2%
PT Astra International Tbk	646,000	3,671,584

Banks 0.2%
PT Bank Rakyat Indonesia	2,846,000	3,158,822

Capital Goods 0.2%
PT United Tractors Tbk	1,182,000	2,668,834

Food, Beverage & Tobacco 0.2%
PT Indofood Sukses Makmur Tbk	1,036,500	537,033
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,210,500	2,192,090

		2,729,123

Materials 0.1%
PT Holcim Indonesia Tbk *	6,347,500	1,690,172

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	3,234,000	887,139

		14,805,674

Ireland 1.5%

Banks 0.3%
The Governor & Company of the Bank of Ireland *	4,060,100	4,395,121

Capital Goods 0.4%
Cooper Industries plc	117,800	5,318,670
Ingersoll-Rand plc	52,725	1,975,079

		7,293,749

Commercial & Professional Supplies 0.5%
Experian plc	800,687	7,887,228

Consumer Services 0.1%
Paddy Power plc	27,374	993,846

Food, Beverage & Tobacco 0.2%
Glanbia plc	673,843	2,852,130

		23,422,074

Israel 0.3%

Materials 0.1%
Israel Chemicals Ltd.	186,439	2,296,367

Semiconductors & Semiconductor Equipment 0.1%
Mellanox Technologies Ltd. *	92,566	1,542,149

Technology Hardware & Equipment 0.0%
Orbotech Ltd. *	25,000	275,500

Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	527,369	1,164,899

		5,278,915

Italy 0.5%

Capital Goods 0.1%
Trevi Finanziaria S.p.A.	54,323	871,085

Consumer Durables & Apparel 0.1%
Safilo Group S.p.A. *	137,356	1,492,688

Energy 0.1%
Saipem S.p.A.	34,614	1,243,489

Health Care Equipment & Services 0.1%
Amplifon S.p.A.	560,540	2,745,395
DiaSorin S.p.A.	33,789	1,250,085

		3,995,480

Transportation 0.1%
Ansaldo STS S.p.A.	60,747	793,597

		8,396,339

Japan 12.1%

Automobiles & Components 2.2%
EXEDY Corp.	20,700	595,658
F.C.C. Co., Ltd.	436,111	8,427,586
Fuji Heavy Industries Ltd. *	180,000	989,002
Honda Motor Co., Ltd.	161,800	5,119,099
NGK SPARK PLUG Co., Ltd.	41,000	528,121
Nifco, Inc.	445,800	10,118,418
Toyota Motor Corp.	258,000	9,056,805

		34,834,689

 5

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.6%
Mitsubishi UFJ Financial Group, Inc.	356,900	1,768,076
Sumitomo Mitsui Financial Group, Inc.	233,700	7,202,448

		8,970,524

Capital Goods 1.5%
Fanuc Ltd.	43,000	5,076,080
Hino Motors Ltd.	87,000	381,941
Komatsu Ltd.	93,300	1,954,817
Minebea Co., Ltd.	272,000	1,502,757
MISUMI Group, Inc.	68,900	1,319,616
Miura Co., Ltd.	110,000	2,589,745
Nabtesco Corp.	336,000	5,306,746
Sumitomo Heavy Industries Ltd.	197,000	1,152,588
Ushio, Inc.	238,700	4,047,817

		23,332,107

Commercial & Professional Supplies 0.2%
Meitec Corp.	120,000	2,021,350
Park24 Co., Ltd.	63,900	683,970

		2,705,320

Consumer Durables & Apparel 0.2%
Pioneer Corp. *	283,500	1,034,316
Shimano, Inc.	41,100	2,083,296

		3,117,612

Diversified Financials 0.8%
Daiwa Securities Group, Inc.	2,335,600	10,098,310
kabu.com Securities Co., Ltd.	97,400	450,190
Monex Group, Inc.	2,377	981,489
ORIX Corp.	5,300	416,134
Osaka Securities Exchange Co., Ltd.	117	581,946

		12,528,069

Food, Beverage & Tobacco 0.6%
Ariake Japan Co., Ltd.	278,100	4,249,141
Japan Tobacco, Inc.	1,560	5,020,649

		9,269,790

Health Care Equipment & Services 1.0%
Hogy Medical Co., Ltd.	119,000	5,704,019
Miraca Holdings, Inc.	148,200	4,393,406
Olympus Corp.	177,400	4,757,350
Sysmex Corp.	9,200	528,075
Terumo Corp.	19,700	1,034,729

		16,417,579

Insurance 0.1%
Sony Financial Holdings, Inc.	565	2,046,921

Materials 0.5%
Taiyo Ink Mfg. Co., Ltd.	117,400	3,223,486
Zeon Corp.	582,000	4,185,930

		7,409,416

Media 0.0%
Dentsu, Inc.	17,400	433,811

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Sawai Pharmaceutical Co., Ltd.	15,000	1,331,384

Retailing 0.4%
ABC-Mart, Inc.	9,900	321,328
DeNA Co., Ltd.	26,800	746,612
K’s Holdings Corp.	33,800	743,939
Nitori Co., Ltd.	14,010	1,206,921
Point, Inc.	13,310	670,371
USS Co., Ltd.	11,890	890,928
Yamada Denki Co., Ltd.	24,250	1,636,725

		6,216,824

Semiconductors & Semiconductor Equipment 0.8%
Disco Corp.	54,400	3,293,440
Rohm Co., Ltd.	140,500	8,854,226

		12,147,666

Software & Services 0.4%
Gree, Inc.	20,800	1,704,641
Kakaku.com, Inc.	261	1,212,268
Yahoo! Japan Corp.	9,980	3,827,354

		6,744,263

Technology Hardware & Equipment 2.3%
Canon, Inc.	304,500	13,189,642
Hitachi Kokusai Electric, Inc.	170,000	1,371,530
HORIBA Ltd.	326,100	8,812,385
Hoya Corp.	77,900	1,849,017
Keyence Corp.	10,300	2,368,141
Murata Manufacturing Co., Ltd.	29,800	1,472,623
Nippon Electric Glass Co., Ltd.	129,000	1,639,330
OMRON Corp.	208,400	5,012,217

		35,714,885

Telecommunication Services 0.3%
SOFTBANK Corp.	138,500	4,131,628

Transportation 0.1%
Kawasaki Kisen Kaisha Ltd. *	320,000	1,363,807

		188,716,295

Luxembourg 1.2%

Energy 0.6%
Acergy S.A.	68,364	1,117,754
Tenaris S.A. ADR	212,425	8,507,621

		9,625,375

Materials 0.3%
ArcelorMittal	175,900	5,385,134

Retailing 0.2%
L’Occitane International S.A. *	1,489,300	3,259,492

Telecommunication Services 0.1%
Millicom International Cellular S.A.	9,100	848,302

		19,118,303

Malaysia 0.1%

Health Care Equipment & Services 0.1%
Top Glove Corp. Bhd	1,057,800	2,208,606

Mexico 1.4%

Banks 0.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	60,300	234,116

6

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.2%
Banco Compartamos S.A. de C.V.	467,334	2,784,047

Food & Staples Retailing 0.1%
Wal-Mart de Mexico S.A.B. de C.V., Series V	721,900	1,702,547

Food, Beverage & Tobacco 0.3%
Fomento Economico Mexicano S.A.B. de C.V. ADR	81,700	3,977,156

Materials 0.0%
Grupo Mexico S.A.B. de C.V., Series B	190,900	505,728

Media 0.4%
Grupo Televisa S.A. ADR	334,000	6,346,000

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Genomma Lab Internacional S.A., Class B *	768,229	2,616,048

Telecommunication Services 0.2%
America Movil SAB de C.V., Series L ADR	63,357	3,143,141

		21,308,783

Netherlands 3.2%

Capital Goods 0.7%
Aalberts Industries N.V.	148,264	2,212,237
Koninklijke Boskalis Westminster N.V.	225,917	9,331,134

		11,543,371

Commercial & Professional Supplies 0.0%
Randstad Holding N.V. *	6,855	307,830

Energy 1.2%
Core Laboratories N.V.	55,350	4,275,787
Fugro N.V., CVA	79,168	4,181,078
Schlumberger Ltd.	166,100	9,909,526

		18,366,391

Food, Beverage & Tobacco 0.4%
Heineken Holding N.V.	115,300	4,520,647
Unilever N.V., NY Shares	52,650	1,552,649

		6,073,296

Materials 0.3%
Akzo Nobel N.V.	81,600	4,802,180

Transportation 0.6%
Koninklijke Vopak N.V.	236,536	9,611,499

		50,704,567

New Zealand 1.0%

Consumer Services 0.3%
Sky City Entertainment Group Ltd.	2,040,209	4,491,265

Health Care Equipment & Services 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	3,192,049	6,992,213

Transportation 0.2%
Auckland International Airport Ltd.	2,283,343	3,284,544

		14,768,022

Norway 0.6%

Energy 0.4%
Farstad Shipping A.S.A. (c)	122,850	3,134,212
Statoil A.S.A.	130,100	2,631,305

		5,765,517

Insurance 0.1%
Storebrand A.S.A. *	238,277	1,407,048

Materials 0.0%
Yara International A.S.A. ADR	17,050	642,444

Media 0.1%
Schibsted A.S.A.	29,600	661,379

Transportation 0.0%
Norwegian Air Shuttle A.S.A. *	32,900	550,099

		9,026,487

Panama 0.1%

Transportation 0.1%
Copa Holdings S.A., Class A	13,270	685,395

Papua New Guinea 0.1%

Energy 0.1%
Oil Search Ltd.	156,145	826,001

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	18,555	1,813,195

Portugal 0.1%

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	131,670	1,438,340

Republic of Korea 1.6%

Automobiles & Components 0.5%
Hyundai Mobis	8,154	1,411,271
Hyundai Motor Co.	31,965	4,030,514
Kia Motors Corp.	14,400	376,844
Mando Corp. *	19,880	1,957,627

		7,776,256

Consumer Services 0.1%
Hotel Shilla Co., Ltd.	53,550	1,155,136

Food, Beverage & Tobacco 0.2%
KT&G Corp.	55,500	2,788,910

Materials 0.0%
Lock&Lock Co., Ltd.	17,190	503,133

Semiconductors & Semiconductor Equipment 0.5%
Samsung Electronics Co., Ltd.	11,820	8,107,417

 7

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.2%
Daum Communications Corp. *	39,131	2,810,864

Technology Hardware & Equipment 0.1%
Lumens Co., Ltd. *	149,668	1,472,159
Samsung SDI Co., Ltd.	7,000	1,005,880

		2,478,039

		25,619,755

Singapore 3.4%

Health Care Equipment & Services 0.5%
Parkway Holdings Ltd.	2,470,780	7,162,884

Real Estate 1.1%
Ascendas Real Estate Investment Trust	3,017,000	4,711,219
Capitaland Ltd.	424,000	1,237,591
CapitaMall Trust	6,287,200	8,846,985
CapitaMalls Asia Ltd.	1,049,000	1,646,882
Yanlord Land Group Ltd.	438,000	600,715

		17,043,392

Telecommunication Services 0.4%
StarHub Ltd.	3,432,000	5,960,479

Transportation 1.1%
Neptune Orient Lines Ltd. *	629,000	951,328
SIA Engineering Co., Ltd.	2,519,000	7,614,408
Singapore Airport Terminal Services Ltd.	2,602,000	5,597,649
SMRT Corp., Ltd.	2,327,553	3,802,240

		17,965,625

Utilities 0.3%
Hyflux Ltd.	1,939,000	4,614,068

		52,746,448

South Africa 0.7%

Banks 0.2%
Standard Bank Group Ltd.	162,427	2,522,707

Capital Goods 0.0%
Wilson Bayly Holmes-Ovcon Ltd.	47,205	729,777

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	146,530	1,836,014

Materials 0.1%
Northam Platinum Ltd.	163,620	988,483

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Aspen Pharmacare Holdings Ltd. *	94,578	1,055,849

Retailing 0.2%
Clicks Group Ltd.	622,371	3,083,979
Truworths International Ltd.	66,100	528,280

		3,612,259

		10,745,089

Spain 1.3%

Banks 0.7%
Banco Santander S.A.	886,609	11,518,033

Commercial & Professional Supplies 0.4%
Prosegur, Compania de Seguridad S.A. - Reg’d	111,017	5,456,745

Energy 0.1%
Tecnicas Reunidas S.A.	23,077	1,194,168

Retailing 0.1%
Industria de Diseno Textil S.A.	27,993	1,851,790

Software & Services 0.0%
Amadeus IT Holding S.A., A Shares *	35,819	630,147

		20,650,883

Sweden 1.2%

Capital Goods 0.8%
Assa Abloy AB, B Shares	338,800	7,489,680
Atlas Copco AB, A Shares	149,418	2,443,760
Haldex AB *	230,323	2,554,769

		12,488,209

Diversified Financials 0.1%
Kinnevik Investment AB, B Shares	113,676	2,134,025

Food, Beverage & Tobacco 0.0%
Swedish Match AB	32,600	769,534

Health Care Equipment & Services 0.2%
Elekta AB, B Shares	94,860	2,751,227

Media 0.1%
Modern Times Group, B Shares	15,200	953,132

		19,096,127

Switzerland 9.7%

Automobiles & Components 0.2%
Rieter Holding AG - Reg’d *	9,052	2,788,147

Capital Goods 0.7%
ABB Ltd. - Reg’d *	374,339	7,556,324
Geberit AG - Reg’d	18,599	3,041,522
Sulzer AG - Reg’d	8,100	840,335

		11,438,181

Commercial & Professional Supplies 0.7%
Adecco S.A. - Reg’d	157,200	8,014,950
SGS S.A. - Reg’d	1,936	2,720,000

		10,734,950

Consumer Durables & Apparel 1.1%
Compagnie Financiere Richemont S.A., Series A	313,082	12,223,246
Swatch Group AG - Bearer Shares	14,300	4,431,403

		16,654,649

Consumer Services 0.0%
Orascom Development Holding AG *	9,185	528,598

Diversified Financials 1.8%
Bank Sarasin & Cie AG - Reg’d, Series B	33,441	1,240,435
Credit Suisse Group AG - Reg’d	334,322	15,153,947
Partners Group Holding AG	10,794	1,523,383

8

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
UBS AG - Reg’d *	574,000	9,743,749

		27,661,514

Energy 1.5%
Noble Corp. *	329,625	10,712,812
Transocean Ltd. *	137,046	6,332,896
Weatherford International Ltd. *	434,850	7,044,570

		24,090,278

Food, Beverage & Tobacco 1.0%
Nestle S.A. - Reg’d	71,500	3,534,027
Nestle S.A. - Reg’d ADR	249,187	12,297,378

		15,831,405

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d	9,679	1,174,529

Insurance 0.3%
Zurich Financial Services AG	18,343	4,280,834

Materials 0.9%
Clariant AG - Reg’d *	370,203	4,908,436
Givaudan S.A. - Reg’d	3,500	3,228,203
Sika AG - Bearer Shares	3,120	5,876,348

		14,012,987

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Novartis AG - Reg’d	182,692	8,881,236
Novartis AG ADR	71,775	3,498,314
Roche Holding AG - Bearer Shares	7,053	991,640

		13,371,190

Technology Hardware & Equipment 0.0%
Kudelski S.A.	22,269	656,872

Transportation 0.5%
Kuehne & Nagel International AG - Reg’d	46,078	4,943,388
Panalpina Welttransport Holding AG - Reg’d *	34,841	3,143,624

		8,087,012

		151,311,146

Taiwan 1.1%

Health Care Equipment & Services 0.1%
St. Shine Optical Co., Ltd.	170,000	1,486,164

Semiconductors & Semiconductor Equipment 0.1%
Chipbond Technology Corp. *	322,000	450,702
Macronix International Co., Ltd.	1,757,000	1,167,428
Ralink Technology Corp. (c)	8,900	32,086

		1,650,216

Technology Hardware & Equipment 0.8%
Largan Precision Co., Ltd.	173,000	3,308,538
Nan Ya Printed Circuit Board Corp.	91,000	371,547
Tripod Technology Corp.	570,000	2,165,767
Unimicron Technology Corp.	727,000	1,205,710
Wistron Corp.	407,534	658,309
WPG Holdings Co., Ltd.	1,060,000	2,182,412
Yageo Corp.	3,607,000	1,607,512

		11,499,795

Transportation 0.1%
EVA Airways Corp. *	1,169,000	700,998
Wan Hai Lines Ltd. *	1,504,000	1,011,206

		1,712,204

		16,348,379

Thailand 0.1%

Food & Staples Retailing 0.1%
CP ALL PCL	889,100	888,411

Materials 0.0%
Indorama Ventures PCL	500,000	323,780

		1,212,191

Turkey 0.3%

Banks 0.1%
Turkiye Garanti Bankasi A/S	378,415	1,957,817

Food & Staples Retailing 0.2%
BIM Birlesik Magazalar A/S	66,598	2,044,017

		4,001,834

United Kingdom 18.7%

Banks 0.5%
Lloyds Banking Group plc *	1,539,092	1,661,166
Standard Chartered plc	190,331	5,498,998

		7,160,164

Capital Goods 5.5%
BAE Systems plc	519,700	2,547,981
BAE Systems plc ADR	30,250	591,388
Bodycote plc	1,047,797	3,896,875
Chemring Group plc	27,155	1,230,034
Chloride Group plc	3,578,271	20,948,973
Cobham plc	518,285	1,931,365
Interserve plc	852,265	2,649,864
Meggitt plc	141,769	665,120
Rolls-Royce Group plc *	411,814	3,747,853
Rotork plc	553,494	13,111,477
Spirax-Sarco Engineering plc	115,270	2,822,836
The Weir Group plc	1,069,849	19,712,190
Ultra Electronics Holdings plc	305,773	7,741,318
Wolseley plc *	190,800	4,303,550

		85,900,824

Commercial & Professional Supplies 1.6%
Aggreko plc	118,701	2,853,785
Babcock International Group plc	277,196	2,409,040
De La Rue plc	293,486	3,376,088
G4S plc	1,465,800	5,951,003
Homeserve	30,025	1,026,328
Intertek Group plc	59,637	1,475,969
Michael Page International plc	291,215	1,771,337
RPS Group plc	211,087	645,792
Serco Group plc	651,134	5,653,967

		25,163,309

Consumer Durables & Apparel 0.2%
Burberry Group plc	174,581	2,305,775

 9

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Berkeley Group Holdings plc *	85,261	1,084,288

		3,390,063

Consumer Services 0.6%
Compass Group plc	243,447	2,024,094
Domino’s Pizza UK & IRL plc	110,312	708,322
Greene King plc	388,681	2,701,164
InterContinental Hotels Group plc	79,200	1,372,742
Millennium & Copthorne Hotels plc	309,026	2,357,065

		9,163,387

Diversified Financials 0.4%
BlueBay Asset Management plc	147,215	649,387
Schroders plc	211,400	4,267,787
Schroders plc - Non Voting Shares	55,700	931,118

		5,848,292

Energy 0.9%
AMEC plc	108,523	1,486,009
Cairn Energy plc *	423,750	3,103,944
Dana Petroleum plc *	25,859	694,274
Heritage Oil plc *	342,791	2,206,836
Petrofac Ltd.	106,865	2,094,737
Premier Oil plc *	158,178	3,618,672

		13,204,472

Food, Beverage & Tobacco 1.4%
British American Tobacco plc ADR	76,850	5,297,271
Britvic plc	640,948	4,828,662
Diageo plc	512,000	8,885,451
Diageo plc ADR	51,050	3,567,374

		22,578,758

Health Care Equipment & Services 0.1%
Smith & Nephew plc	154,359	1,343,136

Insurance 0.3%
Admiral Group plc	129,690	2,944,966
Amlin plc	217,144	1,447,411
Lancashire Holdings Ltd.	107,746	906,824

		5,299,201

Materials 3.0%
BHP Billiton plc	157,938	4,838,352
Croda International plc	463,531	9,380,483
Johnson Matthey plc	68,487	1,816,421
Rexam plc	2,186,041	10,601,809
Rio Tinto plc ADR	205,800	10,685,136
Vedanta Resources plc	58,649	2,245,288
Victrex plc	377,993	7,243,622

		46,811,111

Media 0.9%
British Sky Broadcasting Group plc	329,700	3,678,050
Informa plc	114,700	706,437
Reed Elsevier plc	844,100	7,313,800
Rightmove plc	241,676	2,477,432

		14,175,719

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Abcam plc	30,177	719,754
GlaxoSmithKline plc	367,000	6,407,682

		7,127,436

Retailing 1.0%
ASOS plc *	164,388	2,344,930
Carphone Warehouse Group plc *	168,427	607,860
Dunelm Group plc	10,479	65,833
Halfords Group plc	295,417	2,229,299
Mothercare plc	25,026	204,938
Next plc	101,032	3,405,532
Ocado Group plc *	130,483	341,928
Signet Jewelers Ltd. *	237,500	7,070,375

		16,270,695

Semiconductors & Semiconductor Equipment 0.3%
ARM Holdings plc	1,033,743	5,316,731

Software & Services 0.3%
Aveva Group plc	46,526	971,248
Micro Focus International plc	260,511	1,689,899
Telecity Group plc *	327,997	2,229,080

		4,890,227

Technology Hardware & Equipment 1.2%
Diploma plc	884,961	3,609,755
Halma plc	898,957	3,916,502
Laird plc	917,545	1,766,592
Spectris plc	496,378	7,046,564
TT electronics plc *	1,249,354	2,084,376

		18,423,789

		292,067,314

United States 0.2%

Energy 0.2%
Frontline Ltd.	19,100	584,460
Gran Tierra Energy, Inc. *	316,557	1,766,388

		2,350,848

Household & Personal Products 0.0%
Herbalife Ltd.	10,900	541,076

		2,891,924

Total Common Stock
(Cost $1,302,892,303)		1,500,400,223

Other Investment Companies 3.3% of net assets

Equity Funds 0.2%
iShares Asia Trust - iShares FTSE/Xinhua A50 China Index ETF	1,581,700	2,586,107

Money Fund 3.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	48,355,921	48,355,921

Total Other Investment Companies
(Cost $50,903,885)		50,942,028

10

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Warrants 0.0% of net assets

France 0.0%
Ste Industrielle d’Aviation Latecoere SA *	82,618	17,226

Total Warrants
(Cost $—)		17,226

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

U.S. Treasury Obligation 0.2%
U.S. Treasury Bills
0.08%, 09/16/10 (a)	3,625,000	3,624,660

Total Short-Term Investment
(Cost $3,624,653)		3,624,660

Corporate Bond 0.0% of net assets

Brazil 0.0%
Lupatech S.A.
6.50%, 04/15/18 (b)	226,000	131,693

Total Corporate Bond
(Cost $117,898)		131,693

End of Investments.

At 07/31/10, the tax basis cost of the fund’s investments was $1,395,415,148, and the unrealized appreciation and depreciation were $232,721,753 and ($73,021,071), respectively, with a net unrealized appreciation of $159,700,682.

At 07/31/10, the values of certain foreign securities held by the fund aggregating $1,133,457,308 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $29,845,799 or 1.9% of net assets.

ADR —	American Depositary Receipt.
BDR —	Brazilian Depositary Receipt.
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate.
GDR —	Global Depositary Receipt
Reg’d —	Registered

In addition to the above the fund held the following at 07/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 09/17/10	440	28,582,400	1,486,430
S&P 500 Index, e-mini, Long, expires 09/17/10	295	16,199,925	362,334

Net unrealized gains			1,848,764

	Currency	Amount of	Currency	Amount of	Unrealized
Expiration	to be	Currency to be	to be	Currency to be	Gains / (Losses)
Date	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

10/25/2010	USD	7,727,753	CHF	8,050,000	312,599
06/06/2011	USD	1,967,937	CHF	2,050,000	(173,783)
07/06/2011	USD	3,695,882	CHF	3,850,000	(50,394)
07/19/2011	USD	3,868,676	CHF	4,030,000	19,821
08/03/2011	USD	3,455,889	CHF	3,600,000	7,048
10/25/2010	USD	1,720,159	EUR	1,320,000	259,287
09/15/2010	USD	8,379,259	EUR	6,430,000	1,014,971
09/15/2010	USD	12,724,787	JPY	1,099,358,000	(298,622)
09/15/2010	USD	4,506,870	JPY	389,371,000	(17,030)
03/01/2011	USD	9,317,669	JPY	805,000,000	(242,952)
09/07/2010	USD	3,738,642	JPY	323,000,000	(235,008)
07/01/2011	USD	1,111,175	JPY	96,000,000	(19,286)
07/20/2011	USD	3,819,665	JPY	330,000,000	(21,367)
08/03/2011	USD	3,588,171	JPY	310,000,000	8,826

Net unrealized gains on Forward Foreign Currency Contracts					564,110

 11

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of July 31, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$395,890,010	$—	$395,890,010
Australia(a)	—	43,046,902	—	43,046,902
Materials	14,785,481	4,316,396	—	19,101,877
Bahamas(a)	595,033	—	—	595,033
Bermuda(a)	4,233,591	—	—	4,233,591
Brazil(a)	34,376,187	—	—	34,376,187
Canada(a)	105,257,257	—	—	105,257,257
Chile(a)	3,633,977	—	—	3,633,977
Denmark(a)	—	17,156,781	—	17,156,781
Materials	2,739,266	2,598,709	—	5,337,975
France(a)	—	75,509,604	—	75,509,604
Capital Goods	1,235,979	27,191,718	—	28,427,697
Commercial & Professional Supplies	272,684	549,652	—	822,336

12

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Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Food, Beverage & Tobacco	$837,000	$8,184,024	$—	$9,021,024
Pharmaceuticals, Biotechnology & Life Sciences	3,414,961	—	—	3,414,961
Germany(a)	—	48,610,404	—	48,610,404
Capital Goods	3,214,792	19,409,591	—	22,624,383
Materials	5,390,775	17,358,479	—	22,749,254
Retailing	4,806,970	—	—	4,806,970
Utilities	1,939,343	—	—	1,939,343
Hong Kong(a)	—	25,666,577	—	25,666,577
Consumer Durables & Apparel	2,087,544	979,604	—	3,067,148
Ireland(a)	—	13,276,195	—	13,276,195
Capital Goods	7,293,749	—	—	7,293,749
Food, Beverage & Tobacco	2,852,130	—	—	2,852,130
Israel(a)	—	3,461,266	—	3,461,266
Semiconductors & Semiconductor Equipment	1,542,149	—	—	1,542,149
Technology Hardware & Equipment	275,500	—	—	275,500
Luxembourg(a)	—	5,385,134	—	5,385,134
Energy	8,507,621	1,117,754	—	9,625,375
Retailing	3,259,492	—	—	3,259,492
Telecommunication Services	848,302	—	—	848,302
Mexico(a)	21,308,783	—	—	21,308,783
Netherlands(a)	—	26,264,880	—	26,264,880
Energy	14,185,313	4,181,078	—	18,366,391
Food, Beverage & Tobacco	1,552,649	4,520,647	—	6,073,296
Norway(a)	—	2,618,526	—	2,618,526
Energy	3,134,212	2,631,305	—	5,765,517
Materials	642,444	—	—	642,444
Panama(a)	685,395	—	—	685,395
Peru(a)	1,813,195	—	—	1,813,195
Republic of Korea(a)	—	17,843,499	—	17,843,499
Automobiles & Components	1,957,627	5,818,629	—	7,776,256
Spain(a)	—	8,502,703	—	8,502,703
Banks	11,518,033	—	—	11,518,033
Software & Services	630,147	—	—	630,147
Switzerland(a)	—	97,489,675	—	97,489,675
Consumer Services	528,598	—	—	528,598
Energy	24,090,278	—	—	24,090,278
Food, Beverage & Tobacco	12,297,378	3,534,027	—	15,831,405
Pharmaceuticals, Biotechnology & Life Sciences	3,498,314	9,872,876	—	13,371,190
Thailand(a)	1,212,191	—	—	1,212,191
United Kingdom(a)	—	94,954,701	—	94,954,701
Capital Goods	21,540,361	64,360,463	—	85,900,824
Food, Beverage & Tobacco	8,864,645	13,714,113	—	22,578,758
Materials	10,685,136	36,125,975	—	46,811,111

 13

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Pharmaceuticals, Biotechnology & Life Sciences	$719,754	$6,407,682	$—	$7,127,436
Retailing	8,020,163	8,250,532	—	16,270,695
Technology Hardware & Equipment	1,766,592	16,657,197	—	18,423,789
United States(a)	2,891,924	—	—	2,891,924
Other Investment Companies(a)	50,942,028	—	—	50,942,028
Warrants	17,226	—	—	17,226
Short-Term Investment(a)	—	3,624,660	—	3,624,660
Corporate Bonds	—	—	131,693	131,693

Total	$417,902,169	$1,137,081,968	$131,693	$1,555,115,830

Other Financial Instruments*
Futures Contracts	$1,848,764	$—	$—	$1,848,764
Forward Foreign Currency Contracts	1,622,552	—	—	1,622,552

Liabilities Valuation Input
Other Financial Instruments*
Forward Foreign Currency Contracts	($1,058,442)	$—	$—	($1,058,442)

*	Futures contracts and Forward Foreign Currency contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	July 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Losses)	(Sales)	in/out	2010

Common Stock
United Kingdom	$55,549	$—	$259	($139)	($55,669)	$—	$—
Corporate Bonds
Brazil	131,484	(307)	—	516	—	—	131,693

Total	$187,033	($307)	$259	$377	($55,669)	$—	$131,693

The Fund entered into forward foreign currency exchange contracts and equity index futures contracts (“futures”) during the period from November 1, 2009 through July 31, 2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance. The primary risk associated with investing in futures contracts is market risk. The fund also invests in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. The primary risk associated with investing in forward foreign currency contracts is currency risk. As of July 31, 2010, the Laudus International MarketMasters Fund held the following derivatives:

Asset Derivatives	Fair Value

Market — Futures Contracts(1)	$1,848,764
Currency — Forward Contracts(2)	1,622,552

Total	$3,471,316

14

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

Liability Derivatives	Fair Value

Foreign Exchange — Forward Contracts(3)	$1,058,442

(1)	Unrealized gains of futures contracts.
(2)	Unrealized gains on forward foreign currency contracts.
(3)	Unrealized losses on forward foreign currency contracts.

Transactions in derivative instruments during the period from November 1, 2009 through July 31, 2010, for the Laudus International MarketMasters Fund, were as follows:

	Market	Currency
	Futures Contracts	Forward Contracts	Total

Realized Gain (Losses)(1)	$2,146,353	$5,367,478	$7,513,831
Change in Unrealized Gains (Losses)(2)	3,192,413	2,253,818	5,446,231
Number of Contracts	735 (3)	$69,622,534 (4)

(1)	Net realized gains (losses) on futures contracts and foreign currency transactions.
(2)	Net unrealized losses on futures contracts and foreign currency translations.
(3)	Amount represents number of contracts at July 31, 2010.
(4)	Amount represents notional amount in U.S. Dollars at July 31, 2010.

REG46830JUL10

 15

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust
By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date: September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date: September 24, 2010

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: September 24, 2010